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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 6/30


Date of reporting period: 3/31/11


Item 1. Schedule of Investments.
--------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.5%
Advertising Agencies -- 0.2%
               39,900 Interpublic Group of Cos., Inc.                                                 $     501,543
                2,900 Omnicom Group, Inc.                                                                   142,274
                                                                                                            643,817
Aerospace and Defense -- 1.4%
               27,600 Boeing Co.                                                                          2,040,468
               21,200 Northrop Grumman Corp.                                                              1,329,452
               15,300 Rockwell Collins, Inc.                                                                991,899
                                                                                                          4,361,819
Aerospace and Defense - Equipment -- 0.3%
               11,700 United Technologies Corp.                                                             990,405
Agricultural Chemicals -- 0.2%
                3,800 CF Industries Holdings, Inc.                                                          519,802
                3,700 Monsanto Co.                                                                          267,362
                                                                                                            787,164
Agricultural Operations -- 0.2%
               14,300 Archer-Daniels-Midland Co.                                                            514,943
Airlines -- 0.8%
              191,100 Southwest Airlines Co.                                                              2,413,593
Apparel Manufacturers -- 0.4%
               19,400 Coach, Inc.                                                                         1,009,576
                2,800 Polo Ralph Lauren Corp.                                                               346,220
                                                                                                          1,355,796
Applications Software -- 2.4%
               36,400 Compuware Corp.*                                                                      420,420
               44,500 Intuit, Inc.*                                                                       2,362,950
               66,000 Microsoft Corp.                                                                     1,673,760
               25,100 Red Hat, Inc.*                                                                      1,139,289
               15,300 Salesforce.com, Inc.*                                                               2,043,774
                                                                                                          7,640,193
Automotive - Cars and Light Trucks -- 0.3%
               66,100 Ford Motor Co.*                                                                       985,551
Automotive - Medium and Heavy Duty Trucks -- 0.1%
                8,100 PACCAR, Inc.                                                                          424,035
Automotive - Truck Parts and Equipment - Original -- 0.2%
               16,300 Johnson Controls, Inc.                                                                677,591
Beverages - Non-Alcoholic -- 0.9%
                4,700 Coca-Cola Co.                                                                         311,845
               37,700 Coca-Cola Enterprises, Inc.                                                         1,029,210
               43,600 Dr. Pepper Snapple Group, Inc.                                                      1,620,176
                                                                                                          2,961,231
Beverages - Wine and Spirits -- 0.3%
                8,600 Brown-Forman Corp. - Class B                                                          587,380
               17,100 Constellation Brands, Inc. - Class A*                                                 346,788
                                                                                                            934,168
Brewery -- 0%
                2,500 Molson Coors Brewing Co. - Class B                                                    117,225
Broadcast Services and Programming -- 0%
                1,700 Discovery Holding Co. - Class A*                                                       67,830
                1,400 Scripps Networks Interactive, Inc. - Class A                                           70,126
                                                                                                            137,956
Building - Residential and Commercial -- 0.1%
                8,900 Lennar Corp. - Class A                                                                161,268
Building Products - Wood -- 0%
                8,000 Masco Corp.                                                                           111,360
Cable Television -- 2.4%
               25,500 Cablevision Systems Corp. - Class A                                                   882,555
              139,400 DIRECTV - Class A*                                                                  6,523,920
                4,800 Time Warner Cable, Inc. - Class A                                                     342,432
                                                                                                          7,748,907
Casino Hotels -- 0.1%
                1,500 Wynn Resorts, Ltd.                                                                    190,875
Cellular Telecommunications -- 0.3%
               62,800 MetroPCS Communications, Inc.*                                                      1,019,872
Chemicals - Diversified -- 1.6%
               69,300 E.I. du Pont de Nemours & Co.                                                       3,809,421
                4,100 FMC Corp.                                                                             348,213
               10,600 PPG Industries, Inc.                                                                1,009,226
                                                                                                          5,166,860
Chemicals - Specialty -- 0.8%
               16,600 Eastman Chemical Co.                                                                1,648,712
                5,500 Ecolab, Inc.                                                                          280,610
                2,800 International Flavors & Fragrances, Inc.                                              174,440
                5,700 Sigma-Aldrich Corp.                                                                   362,748
                                                                                                          2,466,510
Coal -- 0.3%
                4,300 Consol Energy, Inc.                                                                   230,609
                5,500 Massey Energy Co.                                                                     375,980
                3,300 Peabody Energy Corp.                                                                  237,468
                                                                                                            844,057
Coatings and Paint Products -- 0.4%
               14,500 Sherwin-Williams Co.                                                                1,217,855
Commercial Banks -- 0.8%
                5,000 M&T Bank Corp.                                                                        442,350
               21,600 Marshall & Ilsley Corp.                                                               172,584
              127,000 Regions Financial Corp.                                                               922,020
               46,800 Zions Bancorp.                                                                      1,079,208
                                                                                                          2,616,162
Commercial Services - Finance -- 0.3%
               10,500 Equifax, Inc.                                                                         407,925
               17,600 Moody's Corp.                                                                         596,816
                                                                                                          1,004,741
Computer Aided Design -- 0%
                3,200 Autodesk, Inc.*                                                                       141,152
Computer Services -- 3.5%
              105,900 Cognizant Technology Solutions Corp.*                                               8,620,260
               17,300 International Business Machines Corp.                                               2,821,111
                                                                                                         11,441,371
Computers -- 4.9%
               45,800 Apple, Inc.*                                                                       15,959,010
Computers - Integrated Systems -- 0.2%
               10,100 Terdata Corp.*                                                                        512,070
Computers - Memory Devices -- 1.0%
               69,500 NetApp, Inc.*                                                                       3,348,510
Consumer Products - Miscellaneous -- 0.6%
               26,800 Fortune Brands, Inc.                                                                1,658,652
                3,500 Kimberly-Clark Corp.                                                                  228,445
                                                                                                          1,887,097
Containers - Metal and Glass -- 0.3%
               28,800 Ball Corp.                                                                          1,032,480
Cosmetics and Toiletries -- 1.9%
               16,400 Avon Products, Inc.                                                                   443,456
               55,100 Estee Lauder Cos., Inc. - Class A                                                   5,309,436
                4,900 Procter & Gamble Co.                                                                  301,840
                                                                                                          6,054,732
Cruise Lines -- 0%
                2,900 Carnival Corp. (U.S. Shares)                                                          111,244
Data Processing and Management -- 0.1%
               13,700 Fidelity National Information Services, Inc.                                          447,853
Distribution/Wholesale -- 1.0%
               47,800 Fastenal Co.                                                                        3,098,874
                1,500 W.W. Grainger, Inc.                                                                   206,520
                                                                                                          3,305,394
Diversified Banking Institutions -- 0.8%
              150,200 Citigroup, Inc.                                                                       663,884
                2,100 Goldman Sachs Group, Inc.                                                             332,787
               28,926 JPMorgan Chase & Co.                                                                1,333,489
                6,800 Morgan Stanley                                                                        185,776
                                                                                                          2,515,936
Diversified Operations -- 2.4%
               60,200 Eaton Corp.                                                                         3,337,488
               16,500 General Electric Co.                                                                  330,825
                3,600 Honeywell International, Inc.                                                         214,956
                8,500 Ingersoll-Rand Co. - Class A                                                          410,635
               48,300 Leucadia National Corp.                                                             1,813,182
               16,200 Parker Hannifin Corp.                                                               1,533,816
                5,500 Tyco International, Ltd. (U.S. Shares)                                                246,235
                                                                                                          7,887,137
E-Commerce/Products -- 1.5%
               26,900 Amazon.com, Inc.*                                                                   4,845,497
E-Commerce/Services -- 2.8%
               52,800 eBay, Inc.*                                                                         1,638,912
               14,600 Priceline.com, Inc.*                                                                7,394,024
                                                                                                          9,032,936
Electric - Integrated -- 5.5%
               34,700 Ameren Corp.                                                                          974,029
                8,700 American Electric Power Co., Inc.                                                     305,718
               46,600 CMS Energy Corp.                                                                      915,224
                9,200 Consolidated Edison, Inc.                                                             466,624
               32,100 Dominion Resources, Inc.                                                            1,434,870
               56,700 DTE Energy Co.                                                                      2,776,032
               28,100 Duke Energy Corp.                                                                     510,015
                2,700 Edison International                                                                   98,793
                3,700 FirstEnergy Corp.                                                                     137,233
               11,800 FPL Group, Inc.                                                                       650,416
               21,300 Integrys Energy Group, Inc.                                                         1,075,863
               17,500 Northeast Utilities                                                                   605,500
               60,700 Pepco Holdings, Inc.                                                                1,132,055
                9,700 PG&E Corp.                                                                            428,546
               16,000 Pinnacle West Capital Corp.                                                           684,640
               24,300 Progress Energy, Inc.                                                               1,121,202
               19,000 SCANA Corp.                                                                           748,030
               26,100 Southern Co.                                                                          994,671
               28,700 TECO Energy, Inc.                                                                     538,412
               62,600 Wisconsin Energy Corp.                                                              1,909,300
                9,200 Xcel Energy, Inc.                                                                     219,788
                                                                                                         17,726,961
Electric Products - Miscellaneous -- 0.4%
               21,600 Emerson Electric Co.                                                                1,262,088
Electronic Components - Miscellaneous -- 0%
                3,700 Jabil Circuit, Inc.                                                                    75,591
Electronic Components - Semiconductors -- 1.7%
               16,800 Altera Corp.                                                                          739,536
                5,000 Broadcom Corp. - Class A                                                              196,900
               18,800 NVIDIA Corp.*                                                                         347,048
              118,600 Texas Instruments, Inc.                                                             4,098,816
                                                                                                          5,382,300
Electronic Connectors -- 0%
                2,300 Amphenol Corp. - Class A                                                              125,097
Electronic Measuring Instruments -- 0.7%
               51,500 Agilent Technologies, Inc.*                                                         2,306,170
Engineering - Research and Development Services -- 0.2%
               10,300 Fluor Corp.                                                                           758,698
Engines - Internal Combustion -- 0.3%
                8,800 Cummins, Inc.                                                                         964,656
Enterprise Software/Services -- 0.6%
               10,100 BMC Software, Inc.*                                                                   502,374
                6,300 Novell, Inc.*                                                                          37,359
               40,800 Oracle Corp.                                                                        1,361,496
                                                                                                          1,901,229
Entertainment Software -- 0%
                3,600 Electronic Arts, Inc.*                                                                 70,308
Fiduciary Banks -- 0.1%
                4,300 State Street Corp.                                                                    193,242
Filtration and Separations Products -- 0.2%
               10,200 Pall Corp.                                                                            587,622
Finance - Credit Card -- 0.2%
               21,400 Discover Financial Services                                                           516,168
Food - Confectionary -- 1.1%
               29,000 Hershey Co.                                                                         1,576,150
               26,700 J.M. Smucker Co.                                                                    1,906,113
                                                                                                          3,482,263
Food - Meat Products -- 0.1%
                6,300 Hormel Foods Corp.                                                                    175,392
                1,300 Tyson Foods, Inc. - Class A                                                            24,947
                                                                                                            200,339
Food - Miscellaneous/Diversified -- 1.7%
               69,200 General Mills, Inc.                                                                 2,529,260
                6,700 H.J. Heinz Co.                                                                        327,094
                2,900 Kellogg Co.                                                                           156,542
              148,500 Sara Lee Corp.                                                                      2,623,995
                                                                                                          5,636,891
Food - Retail -- 0.1%
                2,900 Whole Foods Market, Inc.                                                              191,110
Gas - Distribution -- 1.2%
               86,700 CenterPoint Energy, Inc.                                                            1,522,452
                2,300 Nicor, Inc.                                                                           123,510
              101,200 NiSource, Inc.                                                                      1,941,016
                2,500 Sempra Energy                                                                         133,750
                                                                                                          3,720,728
Hazardous Waste Disposal -- 0.7%
               25,000 Stericycle, Inc.*                                                                   2,216,750
Hotels and Motels -- 0.3%
               19,000 Marriott International, Inc. - Class A                                                676,020
                6,200 Starwood Hotels & Resorts Worldwide, Inc.                                             360,344
                                                                                                          1,036,364
Human Resources -- 0%
                4,600 Monster Worldwide, Inc.*                                                               73,140
Industrial Automation and Robotics -- 0.9%
               29,500 Rockwell Automation, Inc.                                                           2,792,175
Industrial Gases -- 0.7%
               12,400 Air Products & Chemicals, Inc.                                                      1,118,232
                1,800 Airgas, Inc.                                                                          119,556
               10,200 Praxair, Inc.                                                                       1,036,320
                                                                                                          2,274,108
Internet Infrastructure Software -- 0.1%
                3,700 Akamai Technologies, Inc.*                                                            140,600
                1,800 F5 Networks, Inc.*                                                                    184,626
                                                                                                            325,226
Internet Security -- 0.1%
               10,700 VeriSign, Inc.*                                                                       387,447
Investment Management and Advisory Services -- 1.7%
               22,600 Ameriprise Financial, Inc.                                                          1,380,408
               22,600 Franklin Resources, Inc.                                                            2,826,808
                2,900 Invesco, Ltd.                                                                          74,124
                1,900 Legg Mason, Inc.                                                                       68,571
               19,300 T. Rowe Price Group, Inc.                                                           1,281,906
                                                                                                          5,631,817
Life and Health Insurance -- 0.2%
                1,900 Aflac, Inc.                                                                           100,282
                4,900 Lincoln National Corp.                                                                147,196
                5,900 Principal Financial Group, Inc.                                                       189,449
                1,800 Torchmark Corp.                                                                       119,664
                                                                                                            556,591
Machinery - Construction and Mining -- 1.0%
               26,300 Caterpillar, Inc.                                                                   2,928,505
                2,600 Joy Global, Inc.                                                                      256,906
                                                                                                          3,185,411
Machinery - Farm -- 0.5%
               17,900 Deere & Co.                                                                         1,734,331
Machinery - General Industrial -- 0.1%
                4,100 Roper Industries, Inc.                                                                354,486
Medical - Biomedical and Genetic -- 0.4%
                  900 Amgen, Inc.*                                                                           48,105
                2,700 Biogen Idec, Inc.*                                                                    198,153
               15,200 Genzyme Corp.*                                                                      1,157,480
                                                                                                          1,403,738
Medical - Drugs -- 2.0%
               16,000 Abbott Laboratories                                                                   784,800
                2,200 Allergan, Inc.                                                                        156,244
               10,800 Bristol-Myers Squibb Co.                                                              285,444
                5,400 Eli Lilly & Co.                                                                       189,918
              153,186 Merck & Co., Inc.                                                                   5,056,670
                                                                                                          6,473,076
Medical - Generic Drugs -- 0.1%
               11,000 Mylan, Inc.*                                                                          249,370
Medical - HMO -- 0.7%
               29,600 Coventry Health Care, Inc.*                                                           943,944
               18,300 Humana, Inc.*                                                                       1,279,902
                                                                                                          2,223,846
Medical - Hospitals -- 0.2%
               67,900 Tenet Healthcare Corp.*                                                               505,855
Medical - Wholesale Drug Distributors -- 3.6%
               99,600 AmerisourceBergen Corp.                                                             3,940,176
              102,300 Cardinal Health, Inc.                                                               4,207,599
               43,100 McKesson Corp.                                                                      3,407,055
                                                                                                         11,554,830
Medical Instruments -- 0.4%
                3,800 Intuitive Surgical, Inc.*                                                           1,267,148
Medical Labs and Testing Services -- 0%
                1,100 Laboratory Corp. of America Holdings*                                                 101,343
Medical Products -- 2.1%
               28,900 Carefusion Corp.*                                                                     814,980
               12,700 Covidien PLC (U.S. Shares)                                                            659,638
               11,200 Hospira, Inc.*                                                                        618,240
               43,400 Stryker Corp.                                                                       2,638,720
               24,300 Varian Medical Systems, Inc.*                                                       1,643,652
                5,200 Zimmer Holdings, Inc.*                                                                314,756
                                                                                                          6,689,986
Metal - Aluminum -- 0.2%
               33,400 Alcoa, Inc.                                                                           589,510
Metal - Copper -- 0.4%
               22,400 Freeport-McMoRan Copper & Gold, Inc. - Class B                                      1,244,320
Metal Processors and Fabricators -- 0.5%
               11,600 Precision Castparts Corp.                                                           1,707,288
Motorcycle and Motor Scooter Manufacturing -- 0%
                  500 Harley-Davidson, Inc.                                                                  21,245
Multi-Line Insurance -- 0.7%
                6,800 ACE, Ltd. (U.S. Shares)                                                               439,960
                9,400 American International Group, Inc.*                                                   330,316
               27,100 Assurant, Inc.                                                                      1,043,621
                2,000 Hartford Financial Services Group, Inc.                                                53,860
                6,800 MetLife, Inc.                                                                         304,164
                2,200 XL Capital, Ltd.                                                                       54,120
                                                                                                          2,226,041
Multimedia -- 0.3%
                3,200 McGraw-Hill Cos., Inc.                                                                126,080
               10,400 News Corp. - Class A                                                                  182,624
                3,500 Viacom, Inc. - Class B                                                                162,820
               12,200 Walt Disney Co.                                                                       525,698
                                                                                                            997,222
Networking Products -- 0.1%
                7,300 Juniper Networks, Inc.*                                                               307,184
Non-Hazardous Waste Disposal -- 0.1%
                6,100 Waste Management, Inc.                                                                227,774
Oil - Field Services -- 1.0%
                2,600 Baker Hughes, Inc.                                                                    190,918
               18,300 Halliburton Co.                                                                       912,072
               21,047 Schlumberger, Ltd. (U.S. Shares)                                                    1,962,843
                                                                                                          3,065,833
Oil and Gas Drilling -- 0.3%
                5,200 Helmerich & Payne, Inc.                                                               357,188
                8,000 Noble Corp.                                                                           364,960
                2,500 Rowan Cos., Inc.*                                                                     110,450
                                                                                                            832,598
Oil Companies - Exploration and Production -- 1.7%
                2,100 Anadarko Petroleum Corp.                                                              172,032
                2,000 Apache Corp.                                                                          261,840
               14,200 Denbury Resources, Inc.*                                                              346,480
                7,100 Devon Energy Corp.                                                                    651,567
               10,500 EQT Corp.                                                                             523,950
                4,300 Newfield Exploration Co.*                                                             326,843
                2,100 Noble Energy, Inc.                                                                    202,965
               28,100 Pioneer Natural Resources Co.                                                       2,863,952
                5,300 Southwestern Energy Co.*                                                              227,741
                                                                                                          5,577,370
Oil Companies - Integrated -- 1.4%
                  830 Chevron Corp.                                                                          89,167
                1,400 ConocoPhillips                                                                        111,804
                5,400 Exxon Mobil Corp.                                                                     454,302
               33,900 Hess Corp.                                                                          2,888,619
                3,900 Marathon Oil Corp.                                                                    207,909
                9,300 Murphy Oil Corp.                                                                      682,806
                                                                                                          4,434,607
Oil Field Machinery and Equipment -- 1.3%
                1,800 FMC Technologies, Inc.*                                                               170,064
               52,600 National Oilwell Varco, Inc.                                                        4,169,602
                                                                                                          4,339,666
Oil Refining and Marketing -- 0.2%
                9,300 Sunoco, Inc.                                                                          423,987
                4,300 Tesoro Corp.*                                                                         115,369
                                                                                                            539,356
Pipelines -- 0.8%
               26,000 Oneok, Inc.                                                                         1,738,880
               31,700 Williams Cos., Inc.                                                                   988,406
                                                                                                          2,727,286
Property and Casualty Insurance -- 0.9%
                6,600 Chubb Corp.                                                                           404,646
               71,300 Progressive Corp.                                                                   1,506,569
               16,600 Travelers Cos., Inc.                                                                  987,368
                                                                                                          2,898,583
Publishing - Newspapers -- 0.2%
                1,200 Washington Post Co. - Class B                                                         525,072
Real Estate Management/Services -- 0.1%
               11,900 CB Richard Ellis Group, Inc. - Class A*                                               317,730
Reinsurance -- 0%
                1,396 Berkshire Hathaway, Inc. - Class B*                                                   116,747
REIT - Apartments -- 0.6%
                4,900 Apartment Investment & Management Co. - Class A                                       124,803
                6,700 Avalonbay Communities, Inc.                                                           804,536
               18,900 Equity Residential                                                                  1,066,149
                                                                                                          1,995,488
REIT - Diversified -- 0%
                6,000 Weyerhaeuser Co.                                                                      147,600
REIT - Health Care -- 0.2%
                2,500 Heath Care REIT, Inc.                                                                 131,100
                8,800 Ventas, Inc.                                                                          477,840
                                                                                                            608,940
REIT - Regional Malls -- 0%
                1,400 Simon Property Group, Inc.                                                            150,024
REIT - Storage -- 0.3%
                9,100 Public Storage                                                                      1,009,281
Retail - Apparel and Shoe -- 0.8%
                3,500 Abercrombie & Fitch Co. - Class A                                                     205,450
               70,800 Limited Brands, Inc.                                                                2,327,904
                                                                                                          2,533,354
Retail - Auto Parts -- 1.1%
                9,700 AutoZone, Inc.*                                                                     2,653,532
               17,800 O'Reilly Automotive, Inc.*                                                          1,022,788
                                                                                                          3,676,320
Retail - Automobile -- 0.5%
               15,100 AutoNation, Inc.*                                                                     534,087
               34,000 Carmax, Inc.*                                                                       1,091,400
                                                                                                          1,625,487
Retail - Building Products -- 0.2%
               20,100 Home Depot, Inc.                                                                      744,906
Retail - Computer Equipment -- 0%
                3,200 GameStop Corp. - Class A*                                                              72,064
Retail - Discount -- 0.4%
               15,700 Family Dollar Stores, Inc.                                                            805,724
                6,100 Wal-Mart Stores, Inc.                                                                 317,505
                                                                                                          1,123,229
Retail - Drug Store -- 0.4%
               30,800 Walgreen Co.                                                                        1,236,312
Retail - Jewelry -- 0.4%
               19,900 Tiffany & Co.                                                                       1,222,656
Retail - Major Department Stores -- 0.9%
               61,300 TJX Cos., Inc.                                                                      3,048,449
Retail - Restaurants -- 3.4%
               18,800 Darden Restaurants, Inc.                                                              923,644
                8,500 McDonald's Corp.                                                                      646,765
              168,200 Starbucks Corp.                                                                     6,214,990
               64,100 Yum! Brands, Inc.                                                                   3,293,458
                                                                                                         11,078,857
Schools -- 0.1%
                2,900 Devry, Inc.                                                                           159,703
Semiconductor Components/Integrated Circuits -- 0%
                3,800 Analog Devices, Inc.                                                                  149,644
Semiconductor Equipment -- 0%
                1,600 KLA-Tencor Corp.                                                                       75,792
Shipbuilding -- 0%
                3,533 Huntington Ingalls Industries, Inc.*                                                  146,620
Super-Regional Banks -- 1.2%
                6,000 Capital One Financial Corp.                                                           311,760
               12,700 Comerica, Inc.                                                                        466,344
               57,800 Fifth Third Bancorp.                                                                  802,264
              123,400 Huntington Bancshares, Inc.                                                           819,376
               31,300 Keycorp                                                                               277,944
               13,800 SunTrust Banks, Inc.                                                                  397,992
               12,600 U.S. Bancorp.                                                                         333,018
               13,180 Wells Fargo & Co.                                                                     417,806
                                                                                                          3,826,504
Telecommunication Equipment -- 0.6%
               38,000 Harris Corp.                                                                        1,884,800
Telecommunication Equipment - Fiber Optics -- 0.1%
                7,500 Corning, Inc.                                                                         154,725
Telephone - Integrated -- 2.0%
               12,658 AT&T, Inc.                                                                            387,335
               47,600 CenturyLink, Inc.                                                                   1,977,780
               40,200 Frontier Communications Corp.                                                         330,444
              365,900 Qwest Communications International, Inc.                                            2,499,097
                7,700 Verizon Communications, Inc.                                                          296,758
               69,400 Windstream Corp.                                                                      893,178
                                                                                                          6,384,592
Television -- 0%
                3,300 CBS Corp. - Class B                                                                    82,632
Tobacco -- 2.1%
               95,700 Altria Group, Inc.                                                                  2,491,071
               23,800 Philip Morris International, Inc.                                                   1,561,994
               79,800 Reynolds American, Inc.                                                             2,835,294
                                                                                                          6,888,359
Tools - Hand Held -- 1.4%
               10,100 Snap-On, Inc.                                                                         606,606
               50,027 Stanley Works                                                                       3,832,068
                                                                                                          4,438,674
Toys -- 0.8%
               52,000 Hasbro, Inc.                                                                        2,435,680
Transportation - Railroad -- 0.2%
                6,100 Union Pacific Corp.                                                                   599,813
Transportation - Services -- 2.1%
               26,300 C.H. Robinson Worldwide, Inc.                                                       1,949,619
               59,500 Expeditors International of Washington, Inc.                                        2,983,330
               21,000 FedEx Corp.                                                                         1,964,550
                                                                                                          6,897,499
Vitamins and Nutrition Products -- 0.4%
               22,100 Mead Johnson Nutrition Co. - Class A                                                1,280,253
Web Portals/Internet Service Providers -- 1.9%
               10,200 Google, Inc. - Class A*                                                             5,979,342
Wireless Equipment -- 1.5%
               53,600 American Tower Corp. - Class A*                                                     2,777,552
               24,737 Motorola Mobility Holdings, Inc.*                                                     603,583
               12,157 Motorola, Inc.*                                                                       543,296
               13,900 QUALCOMM, Inc.                                                                        762,137
                                                                                                          4,686,568
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $255,884,534)                                                                 321,194,471
--------------------------------------------------------------------------------------------------------------------

Money Market -- 0.5%
            1,507,000  Janus Cash Liquidity Fund LLC, 0%
                         (cost  $1,507,000)                                                               1,507,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $257,391,534) - 100%                                                    $ 322,701,471
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                                          % of Investment
Country                                        Value           Securities
--------------------------------------------------------------------------
Bermuda                               $       74,124                 0.0%
Ireland                                    1,124,393                 0.4%
Netherlands Antilles                       1,962,843                 0.6%
Panama                                       111,244                 0.0%
Switzerland                                1,051,155                 0.3%
United States++                          318,377,712                98.7%
--------------------------------------------------------------------------
Total                                 $  322,701,471               100.0%
--------------------------------------------------------------------------

++  Includes Cash Equivalents (98.2% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

REIT        Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                        Level 3 -
                                                              Level 2 - Other           Significant
                                            Level 1 -         Significant Observable    Unobservable
                                            Quoted Prices     Inputs                    Inputs
-----------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Core Fund
Common Stock                               $  321,194,471             $           --    $           --

Money Market                                           --                  1,507,000                --

Total Investments in Securities            $  321,194,471             $    1,507,000    $           --
-----------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Growth Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 98.9%
Advertising Agencies -- 0.5%
               65,500 Interpublic Group of Cos., Inc.                                                 $     823,335
               16,500 Omnicom Group, Inc.                                                                   809,490
                                                                                                          1,632,825
Advertising Sales -- 0.1%
                6,000 Lamar Advertising Co. - Class A*                                                      221,640
Aerospace and Defense -- 0.6%
               24,500 TransDigm Group, Inc.*                                                              2,053,835
Aerospace and Defense - Equipment -- 1.4%
               29,500 B.F. Goodrich Co.                                                                   2,523,135
               26,300 United Technologies Corp.                                                           2,226,295
                                                                                                          4,749,430
Agricultural Chemicals -- 1.0%
               11,200 CF Industries Holdings, Inc.                                                        1,532,048
                9,000 Monsanto Co.                                                                          650,340
               16,500 Mosaic Co.                                                                          1,299,375
                                                                                                          3,481,763
Airlines -- 0.1%
                5,400 Delta Air Lines, Inc.*                                                                 52,920
               18,500 Southwest Airlines Co.                                                                233,655
                4,205 United Continental Holdings, Inc.*                                                     96,673
                                                                                                            383,248
Apparel Manufacturers -- 0.3%
                8,800 Coach, Inc.                                                                           457,952
                3,800 Polo Ralph Lauren Corp.                                                               469,870
                                                                                                            927,822
Applications Software -- 2.3%
               23,400 Citrix Systems, Inc.*                                                               1,718,964
               20,400 Compuware Corp.*                                                                      235,620
               33,000 Intuit, Inc.*                                                                       1,752,300
              147,200 Microsoft Corp.                                                                     3,732,992
               25,800 Nuance Communications, Inc.*                                                          504,648
                1,500 Red Hat, Inc.*                                                                         68,085
                  600 Salesforce.com, Inc.*                                                                  80,148
                                                                                                          8,092,757
Athletic Footwear -- 0.1%
                5,000 NIKE, Inc. - Class B                                                                  378,500
Audio and Video Products -- 0.1%
                8,200 Harman International Industries, Inc.                                                 383,924
Automotive - Cars and Light Trucks -- 0.5%
              128,300 Ford Motor Co.*                                                                     1,912,953
Automotive - Medium and Heavy Duty Trucks -- 0.2%
                  600 Navistar International*                                                                41,598
               14,400 PACCAR, Inc.                                                                          753,840
                                                                                                            795,438
Automotive - Truck Parts and Equipment - Original -- 1.8%
               12,700 Autoliv, Inc.                                                                         942,721
               19,200 BorgWarner, Inc.*                                                                   1,530,048
               11,300 Johnson Controls, Inc.                                                                469,741
               13,200 Lear Corp.                                                                            645,084
               27,100 TRW Automotive Holdings Corp.*                                                      1,492,668
               20,700 WABCO Holdings, Inc.*                                                               1,275,948
                                                                                                          6,356,210
Beverages - Non-Alcoholic -- 2.2%
               61,300 Coca-Cola Co.                                                                       4,067,255
               66,200 Coca-Cola Enterprises, Inc.                                                         1,807,260
               14,400 Hansen Natural Corp.*                                                                 867,312
               16,975 PepsiCo, Inc.                                                                       1,093,360
                                                                                                          7,835,187
Beverages - Wine and Spirits -- 0.3%
               16,100 Brown-Forman Corp. - Class B                                                        1,099,630
Broadcast Services and Programming -- 0.3%
                7,700 Discovery Holding Co. - Class A*                                                      307,230
               13,600 Scripps Networks Interactive, Inc. - Class A                                          681,224
                                                                                                            988,454
Building - Heavy Construction -- 0.1%
                4,400 Chicago Bridge & Iron Co. N.V.                                                        178,904
Building and Construction Products - Miscellaneous -- 0.1%
                5,600 Owens Corning*                                                                        201,544
Cable Television -- 0.7%
               48,800 DIRECTV - Class A*                                                                  2,283,840
Casino Hotels -- 0.9%
               48,400 Las Vegas Sands Corp.*                                                              2,043,448
                7,600 Wynn Resorts, Ltd.                                                                    967,100
                                                                                                          3,010,548
Cellular Telecommunications -- 0.3%
               74,700 MetroPCS Communications, Inc.*                                                      1,213,128
Chemicals - Diversified -- 1.1%
                6,700 Celanese Corp. - Class A                                                              297,279
               36,000 E.I. du Pont de Nemours & Co.                                                       1,978,920
                7,200 FMC Corp.                                                                             611,496
               11,500 PPG Industries, Inc.                                                                1,094,915
                                                                                                          3,982,610
Chemicals - Specialty -- 1.9%
                8,800 Albemarle Corp.                                                                       525,976
                8,600 Eastman Chemical Co.                                                                  854,152
                6,900 Ecolab, Inc.                                                                          352,038
               14,500 International Flavors & Fragrances, Inc.                                              903,350
               25,000 Lubrizol Corp.                                                                      3,349,000
               12,600 Sigma-Aldrich Corp.                                                                   801,864
                                                                                                          6,786,380
Coal -- 0.6%
                4,000 Alpha Natural Resources, Inc.*                                                        237,480
               15,600 Arch Coal, Inc.                                                                       562,224
               14,900 Consol Energy, Inc.                                                                   799,087
                3,400 Walter Industries, Inc.                                                               460,462
                                                                                                          2,059,253
Coatings and Paint Products -- 0.3%
               21,800 RPM International, Inc.                                                               517,314
                5,700 Sherwin-Williams Co.                                                                  478,743
                2,600 Valspar Corp.                                                                         101,660
                                                                                                          1,097,717
Commercial Services -- 0.1%
                6,400 Iron Mountain, Inc.                                                                   199,872
                3,800 Weight Watchers International, Inc.                                                   266,380
                                                                                                            466,252
Commercial Services - Finance -- 1.4%
               19,400 Automatic Data Processing, Inc.                                                       995,414
                9,100 Global Payments, Inc.                                                                 445,172
                1,300 MasterCard, Inc. - Class A                                                            327,236
                7,200 Moody's Corp.                                                                         244,152
               15,900 Paychex, Inc.                                                                         498,624
               24,900 SEI Investments Co.                                                                   594,612
               26,700 Verisk Analytics, Inc.*                                                               874,692
               12,100 Visa, Inc. - Class A                                                                  890,802
                                                                                                          4,870,704
Computer Aided Design -- 0.3%
                2,900 ANSYS, Inc.*                                                                          157,151
               19,000 Autodesk, Inc.*                                                                       838,090
                                                                                                            995,241
Computer Services -- 4.9%
               40,900 Accenture, Ltd. - Class A (U.S. Shares)                                             2,248,273
               65,800 Cognizant Technology Solutions Corp.*                                               5,356,120
                2,200 DST Systems, Inc.                                                                     116,204
               12,000 IHS, Inc. - Class A*                                                                1,065,000
               52,100 International Business Machines Corp.                                               8,495,947
                                                                                                         17,281,544
Computers -- 2.1%
               19,600 Apple, Inc.*                                                                        6,829,620
                3,500 Dell, Inc.*                                                                            50,785
                8,900 Hewlett-Packard Co.                                                                   364,633
                                                                                                          7,245,038
Computers - Integrated Systems -- 0.6%
                2,400 Diebold, Inc.                                                                          85,104
                9,100 Micros Systems, Inc.*                                                                 449,813
               31,900 Terdata Corp.*                                                                      1,617,330
                                                                                                          2,152,247
Computers - Memory Devices -- 0.6%
               29,400 EMC Corp.*                                                                            780,570
               23,700 NetApp, Inc.*                                                                       1,141,866
                4,600 Western Digital Corp.*                                                                171,534
                                                                                                          2,093,970
Consulting Services -- 0.4%
                9,600 FTI Consulting, Inc.*                                                                 367,968
               22,600 Gartner, Inc.*                                                                        941,742
                2,200 Towers Watson & Co.                                                                   122,012
                                                                                                          1,431,722
Consumer Products - Miscellaneous -- 0.7%
                5,500 Clorox Co.                                                                            385,385
                5,800 Fortune Brands, Inc.                                                                  358,962
               24,300 Kimberly-Clark Corp.                                                                1,586,061
                1,700 Scotts Miracle-Gro Co. - Class A                                                       98,345
                  700 Tupperware Brands Corp.                                                                41,797
                                                                                                          2,470,550
Containers - Metal and Glass -- 0.4%
               18,000 Ball Corp.                                                                            645,300
               19,000 Crown Holdings, Inc.*                                                                 733,020
                                                                                                          1,378,320
Cosmetics and Toiletries -- 2.2%
               11,400 Alberto-Culver Co.                                                                    424,878
               33,900 Colgate-Palmolive Co.                                                               2,737,764
               40,300 Estee Lauder Cos., Inc. - Class A                                                   3,883,308
               13,534 Procter & Gamble Co.                                                                  833,694
                                                                                                          7,879,644
Cruise Lines -- 0.2%
                  800 Carnival Corp. (U.S. Shares)                                                           30,688
               12,700 Royal Caribbean Cruises, Ltd. (U.S. Shares)*                                          524,002
                                                                                                            554,690
Data Processing and Management -- 0.3%
               11,500 Broadridge Financial Solutions, Inc.                                                  260,935
                6,700 Dun & Bradstreet Corp.                                                                537,608
                4,700 Fiserv, Inc.*                                                                         294,784
                                                                                                          1,093,327
Decision Support Software -- 0%
                2,900 MSCI, Inc.*                                                                           106,778
Dental Supplies and Equipment -- 0.1%
                7,400 Patterson Cos., Inc.                                                                  238,206
Diagnostic Equipment -- 0.3%
               14,100 Gen-Probe, Inc.*                                                                      935,535
Diagnostic Kits -- 0.1%
                2,000 Idexx Laboratories, Inc.*                                                             154,440
                8,400 Inverness Medical Innovations, Inc.*                                                  328,776
                                                                                                            483,216
Dialysis Centers -- 0.1%
                4,100 DaVita, Inc.*                                                                         350,591
Disposable Medical Products -- 0.1%
                5,300 C.R. Bard, Inc.                                                                       526,343
Distribution/Wholesale -- 1.7%
                4,800 Fastenal Co.                                                                          311,184
               14,500 Fossil, Inc.*                                                                       1,357,925
               17,300 LKQ Corp.*                                                                            416,930
               25,200 W.W. Grainger, Inc.                                                                 3,469,536
                6,600 Wesco International, Inc.*                                                            412,500
                                                                                                          5,968,075
Diversified Operations -- 2.7%
               32,600 3M Co.                                                                              3,048,100
                2,100 Carlisle Cos., Inc.                                                                    93,555
               12,200 Cooper Industries, Ltd. - Class A (U.S. Shares)                                       791,780
                2,900 Danaher Corp.                                                                         150,510
                3,000 Dover Corp.                                                                           197,220
               23,100 Eaton Corp.                                                                         1,280,664
               76,400 General Electric Co.                                                                1,531,820
               14,300 Honeywell International, Inc.                                                         853,853
                6,900 Illinois Tool Works, Inc.                                                             370,668
                6,500 Parker Hannifin Corp.                                                                 615,420
                7,700 Textron, Inc.                                                                         210,903
                5,900 Tyco International, Ltd. (U.S. Shares)                                                264,143
                                                                                                          9,408,636
E-Commerce/Products -- 0.6%
               11,200 Amazon.com, Inc.*                                                                   2,017,456
E-Commerce/Services -- 2.1%
               40,600 eBay, Inc.*                                                                         1,260,224
               11,200 IAC/InterActiveCorp*                                                                  345,968
                3,700 Netflix, Inc.*                                                                        878,121
                9,500 Priceline.com, Inc.*                                                                4,811,180
                                                                                                          7,295,493
Electric Products - Miscellaneous -- 0.6%
               18,000 AMETEK, Inc.                                                                          789,660
               19,800 Emerson Electric Co.                                                                1,156,914
                                                                                                          1,946,574
Electric - Transmission -- 0.2%
               11,100 ITC Holdings Corp.                                                                    775,890
Electronic Components - Miscellaneous -- 0.1%
                6,300 Gentex Corp.                                                                          190,575
               10,600 Jabil Circuit, Inc.                                                                   216,558
                                                                                                            407,133
Electronic Components - Semiconductors -- 2.4%
               14,700 Altera Corp.                                                                          647,094
               19,100 Avago Technologies, Ltd.                                                              594,010
                8,400 Broadcom Corp. - Class A                                                              330,792
                1,500 Cree, Inc.*                                                                            69,240
               17,200 Intel Corp.                                                                           346,924
               14,700 Intersil Corp. - Class A                                                              183,015
               10,700 Microchip Technology, Inc.                                                            406,707
               41,600 NVIDIA Corp.*                                                                         767,936
               68,200 ON Semiconductor Corp.*                                                               673,134
               12,200 Rovi Corp.*                                                                           654,530
                4,500 Silicon Laboratories, Inc.*                                                           194,445
               22,000 Skyworks Solutions, Inc.*                                                             713,240
               82,700 Texas Instruments, Inc.                                                             2,858,112
                2,600 Xilinx, Inc.                                                                           85,280
                                                                                                          8,524,459
Electronic Connectors -- 0.1%
                1,700 Amphenol Corp. - Class A                                                               92,463
                3,000 Thomas & Betts Corp.*                                                                 178,410
                                                                                                            270,873
Electronic Design Automation -- 0.1%
                7,000 Cadence Design Systems, Inc.*                                                          68,250
                4,900 Synopsys, Inc.*                                                                       135,485
                                                                                                            203,735
Electronic Measuring Instruments -- 0.7%
               44,300 Agilent Technologies, Inc.*                                                         1,983,754
                4,800 FLIR Systems, Inc.                                                                    166,128
                3,000 National Instruments Corp.                                                             98,310
                5,100 Trimble Navigation, Ltd.*                                                             257,754
                                                                                                          2,505,946
Electronic Parts Distributors -- 0%
                4,100 Arrow Electronics, Inc.*                                                              171,708
Energy - Alternate Sources -- 0%
                5,100 Covanta Holding Corp.                                                                  87,108
Engineering - Research and Development Services -- 0.2%
                2,800 Fluor Corp.                                                                           206,248
                2,600 KBR, Inc.                                                                              98,202
               15,700 McDermott International, Inc. (U.S. Shares)*                                          398,623
                                                                                                            703,073
Engines - Internal Combustion -- 0.5%
               14,700 Cummins, Inc.                                                                       1,611,414
Enterprise Software/Services -- 1.6%
               31,600 BMC Software, Inc.*                                                                 1,571,784
               13,300 CA, Inc.                                                                              321,594
               21,100 Informatica Corp.*                                                                  1,102,053
               81,544 Oracle Corp.                                                                        2,721,123
                                                                                                          5,716,554
Filtration and Separations Products -- 0.1%
                5,200 Donaldson Co., Inc.                                                                   318,708
                3,100 Pall Corp.                                                                            178,591
                                                                                                            497,299
Finance - Credit Card -- 0.2%
               11,800 American Express Co.                                                                  533,360
Finance - Investment Bankers/Brokers -- 0.2%
                6,300 Charles Schwab Corp.                                                                  113,589
               11,100 Lazard, Ltd. - Class A                                                                461,538
                                                                                                            575,127
Finance - Other Services -- 0%
                3,900 Nasdaq Stock Market, Inc.*                                                            100,776
Food - Baking -- 0.1%
                9,700 Flowers Foods, Inc.                                                                   264,131
Food - Confectionary -- 0.1%
                6,700 Hershey Co.                                                                           364,145
Food - Miscellaneous/Diversified -- 2.9%
               20,300 Campbell Soup Co.                                                                     672,133
               55,300 General Mills, Inc.                                                                 2,021,215
               30,200 H.J. Heinz Co.                                                                      1,474,364
               39,000 Kellogg Co.                                                                         2,105,220
               45,200 McCormick & Co., Inc.                                                               2,161,916
               93,200 Sara Lee Corp.                                                                      1,646,844
                                                                                                         10,081,692
Food - Retail -- 0.2%
               16,500 Kroger Co.                                                                            395,505
                7,300 Whole Foods Market, Inc.                                                              481,070
                                                                                                            876,575
Food - Wholesale/Distribution -- 0.2%
               30,100 Sysco Corp.                                                                           833,770
Garden Products -- 0.1%
                7,200 Toro Co.                                                                              476,784
Hazardous Waste Disposal -- 0.1%
                5,300 Stericycle, Inc.*                                                                     469,951
Home Furnishings -- 0.1%
                3,800 Tempur-Pedic International, Inc.*                                                     192,508
Hospital Beds and Equipment -- 0.1%
                6,800 Hill-Rom Holdings, Inc.                                                               258,264
Hotels and Motels -- 0.3%
                9,700 Marriott International, Inc. - Class A                                                345,126
               10,000 Starwood Hotels & Resorts Worldwide, Inc.                                             581,200
                                                                                                            926,326
Human Resources -- 0.3%
                3,600 Emergency Medical Services Corp.*                                                     228,924
               23,600 Monster Worldwide, Inc.*                                                              375,240
                9,800 Robert Half International, Inc.                                                       299,880
                                                                                                            904,044
Independent Power Producer -- 0%
                5,200 Calpine Corp.*                                                                         82,524
Industrial Audio and Video Products -- 0%
                2,900 Dolby Laboratories, Inc.*                                                             142,709
Industrial Automation and Robotics -- 0.2%
                9,000 Rockwell Automation, Inc.                                                             851,850
Industrial Gases -- 0.7%
               12,900 Air Products & Chemicals, Inc.                                                      1,163,322
               11,600 Praxair, Inc.                                                                       1,178,560
                                                                                                          2,341,882
Instruments - Controls -- 0.3%
                5,200 Mettler-Toledo International, Inc.*                                                   894,400
Instruments - Scientific -- 0.2%
                7,000 Waters Corp.*                                                                         608,300
Insurance Brokers -- 0.8%
                4,500 AON Corp.                                                                             238,320
                9,600 Arthur J. Gallagher & Co.                                                             291,936
               29,100 Brown & Brown, Inc.                                                                   750,780
               19,000 Erie Indemnity Co. - Class A                                                        1,351,090
               11,100 Marsh & McLennan Cos., Inc.                                                           330,891
                                                                                                          2,963,017
Internet Content - Information/News -- 0.5%
               29,788 WebMD Health Corp.*                                                                 1,591,275
Internet Infrastructure Software -- 0.6%
                4,400 Akamai Technologies, Inc.*                                                            167,200
               18,100 F5 Networks, Inc.*                                                                  1,856,517
                                                                                                          2,023,717
Internet Security -- 0.2%
                7,100 Symantec Corp.*                                                                       131,634
               11,700 VeriSign, Inc.*                                                                       423,657
                                                                                                            555,291
Investment Management and Advisory Services -- 0.9%
                4,500 Affiliated Managers Group, Inc.*                                                      492,165
               17,400 Ameriprise Financial, Inc.                                                          1,062,792
                  200 BlackRock, Inc.                                                                        40,202
                8,900 Federated Investors, Inc. - Class B                                                   238,075
                6,800 Franklin Resources, Inc.                                                              850,544
                5,900 Invesco, Ltd.                                                                         150,804
                5,000 T. Rowe Price Group, Inc.                                                             332,100
                1,400 Waddell & Reed Financial, Inc. - Class A                                               56,854
                                                                                                          3,223,536
Life and Health Insurance -- 0%
                1,500 Aflac, Inc.                                                                            79,170
Machine Tools and Related Products -- 0.2%
               21,100 Kennametal, Inc.                                                                      822,900
Machinery - Construction and Mining -- 0.9%
                2,700 Bucyrus International, Inc.                                                           246,915
               20,100 Caterpillar, Inc.                                                                   2,238,135
                7,000 Joy Global, Inc.                                                                      691,670
                                                                                                          3,176,720
Machinery - Farm -- 0.4%
               14,200 Deere & Co.                                                                         1,375,838
Machinery - General Industrial -- 0.5%
               11,100 Gardner Denver, Inc.                                                                  866,133
                4,100 IDEX Corp.                                                                            178,965
                8,200 Roper Industries, Inc.                                                                708,972
                                                                                                          1,754,070
Machinery - Print Trade -- 0.2%
               16,500 Zebra Technologies Corp.*                                                             647,460
Machinery - Pumps -- 0.2%
               15,300 Graco, Inc.                                                                           695,997
Medical - Biomedical and Genetic -- 2.7%
               27,800 Alexion Pharmaceuticals, Inc.*                                                      2,743,304
               27,900 Amylin Pharmaceuticals, Inc.*                                                         317,223
                1,100 Celgene Corp.*                                                                         63,283
               11,100 Charles River Laboratories International, Inc.*                                       426,018
                8,400 Genzyme Corp.*                                                                        639,660
                4,900 Gilead Sciences, Inc.*                                                                207,956
               21,800 Illumina, Inc.*                                                                     1,527,526
               23,900 Life Technologies Corp.*                                                            1,252,838
               29,200 Myriad Genetics, Inc.*                                                                588,380
               25,100 United Therapeutics Corp.*                                                          1,682,202
                                                                                                          9,448,390
Medical - Drugs -- 0.4%
               14,000 Abbott Laboratories                                                                   686,700
                5,100 Allergan, Inc.                                                                        362,202
               10,100 Eli Lilly & Co.                                                                       355,217
                                                                                                          1,404,119
Medical - Generic Drugs -- 0.6%
               48,600 Mylan, Inc.*                                                                        1,101,762
               11,800 Perrigo Co.                                                                           938,336
                                                                                                          2,040,098
Medical - Hospitals -- 0.1%
               36,600 Health Management Associates, Inc. - Class A*                                         398,940
Medical - Outpatient and Home Medical Care -- 0.2%
               22,700 Lincare Holdings, Inc.                                                                673,282
Medical - Wholesale Drug Distributors -- 1.0%
               83,100 AmerisourceBergen Corp.                                                             3,287,436
                6,800 Cardinal Health, Inc.                                                                 279,684
                  900 McKesson Corp.                                                                         71,145
                                                                                                          3,638,265
Medical Information Systems -- 0.2%
                5,600 Allscripts Healthcare Solutions, Inc.*                                                117,544
                6,100 Cerner Corp.*                                                                         678,320
                                                                                                            795,864
Medical Instruments -- 1.1%
               37,500 Edwards Lifesciences Corp.*                                                         3,262,500
                6,600 Medtronic, Inc.                                                                       259,710
                3,000 St. Jude Medical, Inc.                                                                153,780
                2,800 Techne Corp.                                                                          200,480
                                                                                                          3,876,470
Medical Labs and Testing Services -- 0.6%
                3,300 Covance, Inc.*                                                                        180,576
               19,100 Laboratory Corp. of America Holdings*                                               1,759,683
                                                                                                          1,940,259
Medical Products -- 2.3%
               13,300 Baxter International, Inc.                                                            715,141
               11,600 Becton, Dickinson and Co.                                                             923,592
                8,000 Cooper Cos., Inc.                                                                     555,600
                1,400 Henry Schein, Inc.*                                                                    98,238
               10,900 Hospira, Inc.*                                                                        601,680
               47,700 Johnson & Johnson                                                                   2,826,225
                6,100 Stryker Corp.                                                                         370,880
               27,400 Varian Medical Systems, Inc.*                                                       1,853,336
                                                                                                          7,944,692
Metal - Aluminum -- 0.1%
               18,900 Alcoa, Inc.                                                                           333,585
Metal - Copper -- 0.7%
               12,600 Freeport-McMoRan Copper & Gold, Inc. - Class B                                        699,930
               40,300 Southern Copper Corp.                                                               1,622,881
                                                                                                          2,322,811
Metal - Iron -- 0%
                1,100 Cliffs Natural Resources, Inc.                                                        108,108
Metal Processors and Fabricators -- 0.6%
                5,400 Precision Castparts Corp.                                                             794,772
               22,000 Timken Co.                                                                          1,150,600
                                                                                                          1,945,372
Multi-Line Insurance -- 0.2%
                7,500 ACE, Ltd. (U.S. Shares)                                                               485,250
                2,200 MetLife, Inc.                                                                          98,406
                                                                                                            583,656
Multimedia -- 1.0%
               13,100 FactSet Research Systems, Inc.                                                      1,371,963
               26,600 McGraw-Hill Cos., Inc.                                                              1,048,040
               12,300 News Corp. - Class A                                                                  215,988
                3,700 Thomson Reuters Corp.                                                                 145,188
               15,800 Viacom, Inc. - Class B                                                                735,016
                                                                                                          3,516,195
Networking Products -- 0.5%
               26,500 Atheros Communications, Inc.*                                                       1,183,225
                4,900 Juniper Networks, Inc.*                                                               206,192
                4,300 Polycom, Inc.*                                                                        222,955
                                                                                                          1,612,372
Non-Hazardous Waste Disposal -- 0.1%
               14,650 Waste Connections, Inc.                                                               421,774
Office Automation and Equipment -- 0.2%
               22,300 Pitney Bowes, Inc.                                                                    572,887
Office Supplies and Forms -- 0%
                  800 Avery Dennison Corp.                                                                   33,568
Oil - Field Services -- 1.4%
               11,600 Baker Hughes, Inc.                                                                    851,788
                4,500 Core Laboratories N.V.                                                                459,765
               27,200 Halliburton Co.                                                                     1,355,648
                2,100 Oil States International, Inc.*                                                       159,894
               13,500 Schlumberger, Ltd. (U.S. Shares)                                                    1,259,010
                4,300 Superior Energy Services, Inc.*                                                       176,300
               25,100 Weatherford International, Ltd.*                                                      567,260
                                                                                                          4,829,665
Oil and Gas Drilling -- 0.5%
                4,700 Atwood Oceanics, Inc.*                                                                218,221
               18,700 Nabors Industries, Ltd.*                                                              568,106
               22,400 Pride International, Inc.*                                                            962,080
                                                                                                          1,748,407
Oil Companies - Exploration and Production -- 1.6%
                4,300 Cimarex Energy Co.                                                                    495,532
                4,700 Concho Resources, Inc.*                                                               504,310
                7,300 Continental Resources, Inc.*                                                          521,731
                2,800 EOG Resources, Inc.                                                                   331,828
               15,400 EQT Corp.                                                                             768,460
                7,000 Exco Resources, Inc.                                                                  144,620
                1,200 Forest Oil Corp.*                                                                      45,396
                3,300 Occidental Petroleum Corp.                                                            344,817
               10,600 PetroHawk Energy Corp.*                                                               260,124
                7,600 Range Resources Corp.                                                                 444,296
               23,300 SandRidge Energy, Inc.*                                                               298,240
                7,000 SM Energy Co.                                                                         519,330
               12,000 Southwestern Energy Co.*                                                              515,640
                4,400 Whitting Petroleum Corp.*                                                             323,180
                                                                                                          5,517,504
Oil Companies - Integrated -- 3.7%
               13,400 Chevron Corp.                                                                       1,439,562
               39,500 ConocoPhillips                                                                      3,154,470
               82,500 Exxon Mobil Corp.                                                                   6,940,725
               16,900 Marathon Oil Corp.                                                                    900,939
                8,700 Murphy Oil Corp.                                                                      638,754
                                                                                                         13,074,450
Oil Field Machinery and Equipment -- 0.3%
                8,200 Cameron International Corp.*                                                          468,220
                7,900 FMC Technologies, Inc.*                                                               746,392
                                                                                                          1,214,612
Oil Refining and Marketing -- 0.2%
               11,800 Holly Corp.                                                                           716,968
Optical Supplies -- 0.2%
                3,200 Alcon, Inc. (U.S. Shares)                                                             529,632
Pharmacy Services -- 0.5%
               21,000 Express Scripts, Inc. - Class A*                                                    1,167,810
               11,466 Medco Health Solutions, Inc.*                                                         643,931
                1,400 SXC Health Solutions Corp. (U.S. Shares)*                                              76,720
                                                                                                          1,888,461
Physical Practice Management -- 0.2%
                9,200 Mednax, Inc.*                                                                         612,812
Pipelines -- 0.3%
               19,700 El Paso Corp.                                                                         354,600
               21,600 Williams Cos., Inc.                                                                   673,488
                                                                                                          1,028,088
Power Converters and Power Supply Equipment -- 0.2%
               11,300 Hubbell, Inc. - Class A                                                               802,639
Printing - Commercial -- 0.1%
                9,100 VistaPrint N.V. (U.S. Shares)*                                                        472,290
Private Corrections -- 0%
                7,200 Corrections Corp. of America*                                                         175,680
Professional Sports -- 0%
                4,700 Madison Square Garden, Inc.*                                                          126,853
Property and Casualty Insurance -- 0.1%
                2,200 Arch Capital Group, Ltd.*                                                             218,218
                3,600 Travelers Cos., Inc.                                                                  214,128
                                                                                                            432,346
Publishing - Books -- 0.4%
               28,200 John Wiley & Sons, Inc. - Class A                                                   1,433,688
Quarrying -- 0.1%
                1,900 Compass Minerals International, Inc.                                                  177,707
Real Estate Management/Services -- 0%
                3,400 CB Richard Ellis Group, Inc. - Class A*                                                90,780
Real Estate Operating/Development -- 0.2%
                8,111 Howard Hughes Corp.*                                                                  572,961
Reinsurance -- 0.3%
               20,600 Axis Capital Holdings, Ltd.                                                           719,352
                3,000 Endurance Specialty Holdings, Ltd.                                                    146,460
                4,600 Validus Holdings, Ltd.                                                                153,318
                                                                                                          1,019,130
REIT - Apartments -- 0.2%
               13,900 Apartment Investment & Management Co. - Class A                                       354,033
                6,000 Equity Residential                                                                    338,460
                1,000 Essex Property Trust, Inc.                                                            124,000
                2,300 UDR, Inc.                                                                              56,051
                                                                                                            872,544
REIT - Diversified -- 0.3%
                8,700 Plum Creek Timber Co., Inc.                                                           379,407
               11,300 Rayonier, Inc.                                                                        704,103
                                                                                                          1,083,510
REIT - Regional Malls -- 0.2%
               11,782 General Growth Properties, Inc.                                                       182,385
                5,100 Simon Property Group, Inc.                                                            546,516
                                                                                                            728,901
REIT - Warehouse and Industrial -- 0.2%
                5,300 AMB Property Corp.                                                                    190,641
               21,900 ProLogis                                                                              349,962
                                                                                                            540,603
Rental Auto/Equipment -- 0.1%
                6,800 Aaron Rents, Inc.                                                                     172,448
                8,600 Hertz Global Holdings, Inc.*                                                          134,418
                                                                                                            306,866
Research & Development -- 0.1%
                7,000 Pharmaceutical Product Development, Inc.                                              193,970
Respiratory Products -- 0.2%
               21,200 ResMed, Inc.*                                                                         636,000
Retail - Apparel and Shoe -- 0.8%
                6,300 Abercrombie & Fitch Co. - Class A                                                     369,810
               12,300 Gap, Inc.                                                                             278,718
                2,600 Guess?, Inc.                                                                          102,310
               32,600 Limited Brands, Inc.                                                                1,071,888
                1,500 Phillips-Van Heusen Corp.                                                              97,545
               12,300 Ross Stores, Inc.                                                                     874,776
                                                                                                          2,795,047
Retail - Auto Parts -- 1.1%
               13,400 Advance Auto Parts, Inc.                                                              879,308
                8,500 AutoZone, Inc.*                                                                     2,325,260
               11,900 O'Reilly Automotive, Inc.*                                                            683,774
                                                                                                          3,888,342
Retail - Automobile -- 0.5%
                8,400 AutoNation, Inc.*                                                                     297,108
               35,600 Carmax, Inc.*                                                                       1,142,760
                6,800 Copart, Inc.*                                                                         294,644
                                                                                                          1,734,512
Retail - Catalog Shopping -- 0.1%
                3,300 MSC Industrial Direct Co. - Class A                                                   225,951
Retail - Consumer Electronics -- 0.1%
               17,000 Best Buy Co., Inc.                                                                    488,240
Retail - Discount -- 1.4%
                8,100 Costco Wholesale Corp.                                                                593,892
               10,200 Dollar Tree, Inc.*                                                                    566,304
               26,600 Family Dollar Stores, Inc.                                                          1,365,112
                2,200 Target Corp.                                                                          110,022
               42,300 Wal-Mart Stores, Inc.                                                               2,201,715
                                                                                                          4,837,045
Retail - Drug Store -- 0.2%
                6,146 CVS Caremark Corp.                                                                    210,931
               14,900 Walgreen Co.                                                                          598,086
                                                                                                            809,017
Retail - Gardening Products -- 0.1%
                7,800 Tractor Supply Co.                                                                    466,908
Retail - Jewelry -- 0.3%
               14,500 Tiffany & Co.                                                                         890,880
Retail - Mail Order -- 0.3%
               29,800 Williams-Sonoma, Inc.                                                               1,206,900
Retail - Major Department Stores -- 0.7%
               11,500 JC Penney Co., Inc.                                                                   412,965
                2,500 Nordstrom, Inc.                                                                       112,200
               37,600 TJX Cos., Inc.                                                                      1,869,848
                                                                                                          2,395,013
Retail - Office Supplies -- 0%
                3,300 Staples, Inc.                                                                          64,086
Retail - Pet Food and Supplies -- 0.2%
               13,100 PetSmart, Inc.                                                                        536,445
Retail - Regional Department Stores -- 0.1%
               13,400 Macy's, Inc.                                                                          325,084
Retail - Restaurants -- 2.1%
                5,000 Brinker International, Inc.                                                           126,500
                3,300 Chipotle Mexican Grill, Inc. - Class A*                                               898,821
                4,500 Darden Restaurants, Inc.                                                              221,085
               42,200 McDonald's Corp.                                                                    3,210,998
                5,300 Panera Bread Co. - Class A*                                                           673,100
               29,000 Starbucks Corp.                                                                     1,071,550
               21,200 Yum! Brands, Inc.                                                                   1,089,256
                                                                                                          7,291,310
Retail - Sporting Goods -- 0%
                3,800 Dick's Sporting Goods, Inc.*                                                          151,924
Schools -- 0%
                2,900 Devry, Inc.                                                                           159,703
Semiconductor Components/Integrated Circuits -- 1.0%
                6,300 Analog Devices, Inc.                                                                  248,094
              126,500 Atmel Corp.*                                                                        1,724,195
               48,000 Cypress Semiconductor Corp.*                                                          930,240
               29,900 Maxim Integrated Products                                                             765,440
                                                                                                          3,667,969
Semiconductor Equipment -- 0.3%
               28,900 Applied Materials, Inc.                                                               451,418
                5,100 KLA-Tencor Corp.                                                                      241,587
                7,700 Novellus Systems, Inc.*                                                               285,901
                4,300 Teradyne, Inc.*                                                                        76,583
                                                                                                          1,055,489
Software Tools -- 0%
                2,000 VMware, Inc. - Class A*                                                               163,080
Steel - Producers -- 0.1%
                3,500 Nucor Corp.                                                                           161,070
                2,600 United States Steel Corp.                                                             140,244
                                                                                                            301,314
Steel Pipe and Tube -- 0%
                1,200 Valmont Industries, Inc.                                                              125,244
Telecommunication Equipment -- 0%
                3,500 Harris Corp.                                                                          173,600
Telecommunication Equipment - Fiber Optics -- 0.1%
                8,000 Ciena Corp.*                                                                          207,680
Telecommunication Services -- 0.1%
                2,300 Amdocs, Ltd. (U.S. Shares)*                                                            66,355
               15,500 NeuStar, Inc. - Class A*                                                              396,490
                                                                                                            462,845
Telephone - Integrated -- 0.6%
               96,800 Frontier Communications Corp.                                                         795,696
               95,400 Windstream Corp.                                                                    1,227,798
                                                                                                          2,023,494
Television -- 0.1%
                8,500 CBS Corp. - Class B                                                                   212,840
Therapeutics -- 0.1%
               14,700 BioMarin Pharmaceutical, Inc.*                                                        369,411
                6,200 Warner Chilcott, Ltd. - Class A*                                                      144,336
                                                                                                            513,747
Tobacco -- 1.6%
              115,600 Altria Group, Inc.                                                                  3,009,068
               42,400 Philip Morris International, Inc.                                                   2,782,712
                                                                                                          5,791,780
Toys -- 0.4%
               19,000 Hasbro, Inc.                                                                          889,960
               14,300 Mattel, Inc.                                                                          356,499
                                                                                                          1,246,459
Transactional Software -- 0.2%
               10,900 Solera Holdings, Inc.                                                                 556,990
Transportation - Equipment & Leasing -- 0%
                4,400 GATX Corp.                                                                            170,104
Transportation - Railroad -- 0.3%
                8,600 Kansas City Southern*                                                                 468,270
                6,200 Union Pacific Corp.                                                                   609,646
                                                                                                          1,077,916
Transportation - Services -- 1.0%
                7,200 C.H. Robinson Worldwide, Inc.                                                         533,736
               18,900 Expeditors International of Washington, Inc.                                          947,646
                3,400 FedEx Corp.                                                                           318,070
                1,900 Ryder System, Inc.                                                                     96,140
                3,900 United Parcel Service, Inc. - Class B                                                 289,848
               72,000 UTi Worldwide, Inc. (U.S. Shares)                                                   1,457,280
                                                                                                          3,642,720
Transportation - Truck -- 0%
                2,000 J.B. Hunt Transport Services, Inc.                                                     90,840
Veterinary Diagnostics -- 0.1%
                7,200 VCA Antech, Inc.*                                                                     181,296
Vitamins and Nutrition Products -- 0.7%
               12,500 Herbalife, Ltd.                                                                     1,017,000
               27,900 Mead Johnson Nutrition Co. - Class A                                                1,616,247
                                                                                                          2,633,247
Water Treatment Systems -- 0.1%
               11,500 Nalco Holding Co.                                                                     314,065
Web Hosting/Design -- 0%
                1,500 Equinix, Inc.*                                                                        136,650
Web Portals/Internet Service Providers -- 1.1%
                6,300 Google, Inc. - Class A*                                                             3,693,123
               17,100 Yahoo!, Inc.*                                                                         284,715
                                                                                                          3,977,838
Wireless Equipment -- 0.7%
               11,500 American Tower Corp. - Class A*                                                       595,930
                6,100 Crown Castle International Corp.*                                                     259,555
               24,000 QUALCOMM, Inc.                                                                      1,315,920
                7,200 SBA Communications Corp. - Class A*                                                   285,696
                                                                                                          2,457,101
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $270,141,270)                                                                 347,349,482
--------------------------------------------------------------------------------------------------------------------

Money Market -- 1.1%
            4,021,000 Janus Cash Liquidity Fund LLC, 0%
                         (cost  $4,021,000)                                                               4,021,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $274,162,270) - 100%                                                    $ 351,370,482
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                                          % of Investment
Country                                        Value           Securities
--------------------------------------------------------------------------
Bermuda                               $    2,417,796                 0.7%
Canada                                       221,908                 0.1%
Cayman Islands                             1,017,000                 0.3%
Guernsey                                      66,355                 0.0%
Ireland                                    3,184,389                 0.9%
Liberia                                      524,002                 0.1%
Netherlands                                1,110,959                 0.3%
Netherlands Antilles                       1,259,010                 0.4%
Panama                                       429,311                 0.1%
Singapore                                    594,010                 0.2%
Switzerland                                1,846,285                 0.5%
United States++                          337,242,177                96.0%
Virgin Islands (British)                   1,457,280                 0.4%
--------------------------------------------------------------------------
Total                                 $  351,370,482               100.0%
--------------------------------------------------------------------------

++  Includes Cash Equivalents (94.8% excluding Cash Equivalents).


Notes to Schedule of Investments (unaudited)

REIT        Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                        Level 3 -
                                                              Level 2 - Other           Significant
                                            Level 1 -         Significant Observable    Unobservable
                                            Quoted Prices     Inputs                    Inputs
-----------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Growth Fund
Common Stock                               $  347,349,482             $           --    $           --

Money Market                                           --                  4,021,000                --

Total Investments in Securities            $  347,349,482             $    4,021,000    $           --
-----------------------------------------------------------------------------------------------------------

INTECH Risk-Managed International Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 97.9%
Aerospace and Defense -- 0.3%
                2,220 Rolls-Royce Group PLC                                                           $      22,042
Aerospace and Defense - Equipment -- 0.3%
                  837 European Aeronautic Defence and Space Co. N.V.                                         24,361
Agricultural Chemicals -- 0.8%
                6,201 Incitec Pivot, Ltd.                                                                    27,766
                   45 Syngenta A.G.                                                                          14,629
                  457 Yara International A.S.A.                                                              23,166
                                                                                                             65,561
Airlines -- 0.9%
                3,000 All Nippon Airways Co., Ltd.                                                            8,947
                6,000 Cathay Pacific Airways, Ltd.                                                           14,378
                1,359 Deutsche Lufthansa A.G.                                                                28,799
                  301 Groupe Air France                                                                       5,011
                4,144 International Consolidated Airlines Group S.A.*                                        15,250
                                                                                                             72,385
Total Airport Development - Maintenance -- 0.2%
                  237 Fraport A.G. Frankfurt Airport Services Worldwide                                      17,366
Apparel Manufacturers -- 1.4%
                2,970 Burberry Group PLC                                                                     55,928
                  406 Christian Dior                                                                         57,145
                                                                                                            113,073
Athletic Footwear -- 0.2%
                1,000 Asics Corp.                                                                            13,372
Audio and Video Products -- 0%
                  100 Sony Corp.                                                                              3,203
Automotive - Cars and Light Trucks -- 5.7%
                1,289 Bayerische Motoren Werke A.G.                                                         107,307
                1,000 Daihatsu Motor Co., Ltd.                                                               14,574
                  908 Daimler A.G.                                                                           64,139
                5,143 Fiat SpA                                                                               46,568
                4,000 Fuji Heavy Industries, Ltd.                                                            25,782
                  600 Honda Motor Co., Ltd.                                                                  22,547
                8,000 Isuzu Motors, Ltd.                                                                     31,650
                1,400 Nissan Motor Co., Ltd.                                                                 12,424
                  825 PSA Peugeot Citroen                                                                    32,592
                  312 Renault S.A.                                                                           17,246
                  100 Suzuki Motor Corp.                                                                      2,235
                  300 Toyota Motor Corp.                                                                     12,085
                  158 Volkswagen A.G.                                                                        24,247
                2,510 Volvo A.B. - Class B                                                                   44,158
                                                                                                            457,554
Automotive - Medium and Heavy Duty Trucks -- 1.1%
                4,655 Fiat Industrial SpA*                                                                   66,818
                1,059 Scania A.B.                                                                            24,556
                                                                                                             91,374
Automotive - Truck Parts and Equipment - Original -- 0.3%
                  300 Aisin Seiki Co., Ltd.                                                                  10,418
                  100 Denso Corp.                                                                             3,319
                  800 JTEKT Corp.                                                                            10,409
                                                                                                             24,146
Beverages - Non-Alcoholic -- 0.1%
                  383 Coca-Cola Amatil, Ltd.                                                                  4,650
Beverages - Wine and Spirits -- 0.1%
                  254 Diageo PLC                                                                              4,828
Bicycle Manufacturing -- 0.1%
                  200 Shimano, Inc.                                                                           9,993
Brewery -- 0.8%
                  296 Anheuser-Busch InBev N.V.                                                              16,859
                  157 Carlsberg A/S - Class B                                                                16,908
                  921 SABMiller PLC                                                                          32,611
                                                                                                             66,378
Building - Heavy Construction -- 0%
                   95 Skanska A.B. - Class B                                                                  2,001
Building and Construction - Miscellaneous -- 0.8%
                3,719 Balfour Beatty PLC                                                                     20,509
                2,869 Cintra Concesiones de Infraestructuras de Transporte S.A.                              35,978
                   49 Hochtief A.G.                                                                           5,270
                                                                                                             61,757
Building and Construction Products - Miscellaneous -- 0.1%
                   22 Geberit A.G.                                                                            4,792
                    3 Sika A.G.                                                                               7,227
                                                                                                             12,019
Cable Television -- 0.8%
                3,843 British Sky Broadcasting Group PLC                                                     50,854
                  281 Kabel Deutschland Holding A.G.*                                                        14,892
                                                                                                             65,746
Casino Hotels -- 0.3%
               12,000 SJM Holdings, Ltd.                                                                     21,012
Casino Services -- 0.1%
                  100 Sankyo Co., Ltd.                                                                        5,129
Cellular Telecommunications -- 2.2%
                   55 Millicom International Cellular S.A. (SDR)                                              5,265
                   10 NTT DoCoMo, Inc.                                                                       17,581
               53,973 Vodafone Group PLC                                                                    152,801
                                                                                                            175,647
Chemicals - Diversified -- 3.3%
                  600 BASF S.E.                                                                              51,887
                  213 Bayer A.G.                                                                             16,491
                1,433 Israel Chemicals, Ltd.                                                                 23,605
                  291 K+S A.G.                                                                               21,966
                  195 Koninklijke DSM N.V.                                                                   11,980
                  428 Lanxess A.G.                                                                           32,010
                6,000 Mitsubishi Chemical Holdings Corp.                                                     37,735
                2,000 Mitsubishi Gas Chemical Co., Inc.                                                      14,358
                  800 Nitto Denko Corp.                                                                      42,424
                1,000 Sumitomo Chemical Co., Ltd.                                                             4,990
                   29 Wacker Chemie A.G.                                                                      6,521
                                                                                                            263,967
Chemicals - Specialty -- 0.4%
                  152 Brenntag A.G.                                                                          16,878
                   17 Givaudan S.A.                                                                          17,098
                                                                                                             33,976
Coatings and Paint Products -- 0.1%
                1,000 Kansai Paint Co., Ltd.                                                                  8,670
Commercial Banks -- 4.2%
                  752 Australia and New Zealand Banking Group, Ltd.                                          18,516
                  636 Bank Hapoalim BM*                                                                       3,309
                1,800 Bank of East Asia, Ltd.                                                                 7,648
               24,000 BOC Hong Kong Holdings, Ltd.                                                           78,218
                1,000 Chuo Mitsui Trust Holdings, Inc.                                                        3,547
                  495 Commerzbank A.G.*                                                                       3,857
                  826 Commonwealth Bank of Australia                                                         44,759
                  223 Den Norske Bank A.S.A.                                                                  3,423
                  700 Hang Seng Bank, Ltd.                                                                   11,303
                6,544 Lloyds Banking Group PLC*                                                               6,097
                4,300 Mizuho Financial Group, Inc.                                                            7,136
                1,000 Nishin-Nippon City Bank, Ltd.                                                           2,874
                1,000 Oversea-Chinese Banking Corp., Ltd.                                                     7,602
                   88 Pohjola Bank PLC                                                                        1,200
                   51 Raiffeisen International Bank-Holding A.G.                                              2,830
                1,800 Sapporo Hokuyo Holdings, Inc.                                                           8,658
                1,923 Skandinaviska Enskilda Banken A.B.                                                     17,159
                3,637 Sparbanken Sverige A.B. - Class A                                                      62,256
                  685 Standard Chartered PLC                                                                 17,767
                  200 Sumitomo Mitsui Financial Group, Inc.                                                   6,219
                   81 Svenska Handelsbanken A.B. - Class A                                                    2,657
                1,500 Wing Hang Bank, Ltd.                                                                   17,665
                                                                                                            334,700
Commercial Services -- 0.3%
                  388 Aggreko PLC                                                                             9,808
                   76 Edenred                                                                                 2,293
                  326 Intertek Group PLC                                                                     10,636
                                                                                                             22,737
Commercial Services - Finance -- 0.2%
                1,280 Experian PLC                                                                           15,850
Computer Aided Design -- 0.1%
                   71 Dassault Systemes S.A.                                                                  5,456
Computers - Peripheral Equipment -- 0%
                   89 Logitech International S.A.*                                                            1,603
Consulting Services -- 0.1%
                  152 Bereau Veritas S.A.                                                                    11,937
Containers - Paper and Plastic -- 0.2%
                1,761 Amcor, Ltd.                                                                            12,857
Cosmetics and Toiletries -- 0.1%
                   38 L'Oreal S.A.                                                                            4,426
                  100 Unicharm Corp.                                                                          3,638
                                                                                                              8,064
Distribution/Wholesale -- 0.4%
                4,000 Li & Fung, Ltd.                                                                        20,493
                  260 Wolseley PLC                                                                            8,754
                                                                                                             29,247
Diversified Banking Institutions -- 1.8%
                6,490 HSBC Holdings PLC                                                                      66,728
                  583 Julius Baer Group, Ltd.                                                                25,308
                  400 Mitsubishi UFJ Financial Group, Inc.                                                    1,847
                2,467 Royal Bank of Scotland Group PLC*                                                       1,614
                2,899 UBS A.G.*                                                                              52,032
                                                                                                            147,529
Diversified Financial Services -- 0.4%
                5,051 Criteria Caixacorp S.A.                                                                35,622
Diversified Minerals -- 1.6%
                  159 Angiodynamics, Inc.                                                                     8,179
                  421 BHP Billiton PLC                                                                       16,612
                1,243 BHP Billiton, Ltd.                                                                     59,848
               22,820 Oxiana, Ltd.                                                                           37,639
                  283 Xstrata PLC                                                                             6,614
                                                                                                            128,892
Diversified Operations -- 6.0%
                  497 Exor SpA                                                                               15,289
                  231 GEA Group A.G.                                                                          7,607
               11,000 Hutchison Whampoa, Ltd.                                                               130,247
                  181 Industrivarden A.B.                                                                     3,219
                4,000 Keppel Corp., Ltd.                                                                     39,041
                  547 LVMH Moet Hennessy Louis Vuitton S.A.                                                  86,578
                   31 Nationale A Portefeuille                                                                2,134
                  495 Siemens A.G.                                                                           67,834
                1,807 Smiths Group PLC                                                                       37,593
                2,000 Swire Pacific, Ltd. - Class A                                                          29,312
                1,086 Wartsila Oyj - Class B                                                                 42,395
                3,000 Wharf Holdings, Ltd.                                                                   20,692
                                                                                                            481,941
Diversified Operations - Commercial Services -- 0.1%
                  659 Brambles, Ltd.                                                                          4,825
E-Commerce/Services -- 0.2%
                  200 Dena, Co., Ltd.                                                                         7,227
                   10 Rakuten, Inc.                                                                           8,995
                                                                                                             16,222
Electric - Integrated -- 0.9%
                1,000 CLP Holdings, Ltd.                                                                      8,087
                  102 Fortum Oyj                                                                              3,463
                  200 Hokuriku Electric Power Co.                                                             4,531
               10,929 International Power PLC                                                                53,993
                                                                                                             70,074
Electric Products - Miscellaneous -- 1.4%
                  700 Brother Industries, Ltd.                                                               10,286
               15,000 Hitachi, Ltd.                                                                          78,103
                2,000 Mitsubishi Electric Corp.                                                              23,617
                                                                                                            112,006
Electronic Components - Miscellaneous -- 0.4%
                  111 Koninklijke Philips Electronics N.V.                                                    3,548
                  400 Murata Manufacturing Co., Ltd.                                                         28,812
                  100 Omron Corp.                                                                             2,811
                                                                                                             35,171
Electronic Components - Semiconductors -- 1.7%
                8,712 ARM Holdings PLC                                                                       80,351
                3,089 Infineon Technologies A.G.                                                             31,668
                1,937 STMicroelectronics N.V.                                                                23,989
                                                                                                            136,008
Electronics - Military -- 0.1%
                  197 Safran S.A.                                                                             6,962
Energy - Alternate Sources -- 0%
                1,000 Enel Green Power SpA                                                                    2,774
Engineering - Research and Development Services -- 0.5%
                1,000 JGC Corp.                                                                              23,413
                2,000 SembCorp Industries, Ltd.                                                               8,268
                1,000 Singapore Technologies Engineering, Ltd.                                                2,587
                  310 WorleyParsons, Ltd.                                                                     9,931
                                                                                                             44,199
Enterprise Software/Services -- 0.1%
                  108 SAP A.G.                                                                                6,611
Entertainment Software -- 0.1%
                  300 Konami Corp.                                                                            5,556
Filtration and Separations Products -- 0.3%
                  973 Afla Laval A.B.                                                                        21,143
Finance - Credit Card -- 0.2%
                  800 Credit Saison Co., Ltd.                                                                12,872
Finance - Investment Bankers/Brokers -- 0.4%
                3,710 ICAP PLC                                                                               31,421
                  300 Nomura Holdings, Inc.                                                                   1,569
                                                                                                             32,990
Finance - Leasing Companies -- 0.3%
                  290 Orix Corp.                                                                             27,166
Finance - Other Services -- 0.9%
                  310 ASX, Ltd.                                                                              11,034
                1,700 Hong Kong Exchanges & Clearing, Ltd.                                                   36,936
                1,079 London Stock Exchange Group PLC                                                        14,408
                2,000 Singapore Exchange, Ltd.                                                               12,459
                                                                                                             74,837
Food - Baking -- 0.1%
                  129 Aryzta A.G.                                                                             6,603
Food - Confectionary -- 0.1%
                    3 Lindt & Spruengli A.G.                                                                  8,668
Food - Miscellaneous/Diversified -- 2.0%
                  165 Associated British Foods PLC                                                            2,625
                  400 MEIJI Holdings Co., Ltd.                                                               16,090
                2,403 Nestle S.A.                                                                           137,789
                  198 Orkla A.S.A.                                                                            1,920
                                                                                                            158,424
Food - Retail -- 0.5%
                2,156 J Sainsbury PLC                                                                        11,595
                1,439 Jeronimo Martins SGPS S.A.                                                             23,143
                   61 Metro A.G.                                                                              4,168
                                                                                                             38,906
Food - Wholesale/Distribution -- 0.1%
                  169 Kesko, Ltd.                                                                             7,903
Gambling - Non-Hotel -- 0.1%
                   98 OPAP S.A.                                                                               2,098
                  838 TABCORP Holdings, Ltd.                                                                  6,491
                                                                                                              8,589
Gas - Distribution -- 0.3%
                4,412 Centrica PLC                                                                           23,021
Gold Mining -- 0%
                   25 Newcrest Mining, Ltd.                                                                   1,029
Hotels and Motels -- 0.9%
                  805 Accor S.A.                                                                             36,165
                1,000 City Developments, Ltd.                                                                 9,142
                  223 Intercontinental Hotels Group PLC                                                       4,571
               10,000 Shangri-La Asia, Ltd.                                                                  25,841
                                                                                                             75,719
Import/Export -- 0.8%
                  800 Itochu Corp.                                                                            8,379
                2,000 Marubeni Corp.                                                                         14,406
                  100 Mitsubishi Corp.                                                                        2,777
                  700 Mitsui & Co., Ltd.                                                                     12,550
                1,900 Sumitomo Corp.                                                                         27,166
                                                                                                             65,278
Industrial Automation and Robotics -- 0.8%
                  400 Fanuc, Ltd.                                                                            60,558
Industrial Gases -- 0.4%
                   22 Air Liquide S.A.                                                                        2,923
                  164 Linde A.G.                                                                             25,899
                                                                                                             28,822
Instruments - Scientific -- 0.2%
                  400 Hamamatsu Photonics K.K.                                                               15,849
Investment Companies -- 0.6%
                2,000 Cheung Kong Infrastructure Holdings, Ltd.                                               9,449
                   34 Eurazeo                                                                                 2,659
                   18 Israel Corp., Ltd.                                                                     21,578
                  299 Kinnevik Investment A.B.                                                                6,971
                  105 Ratos A.B.                                                                              4,147
                  541 Resolution, Ltd.                                                                        2,568
                                                                                                             47,372
Investment Management and Advisory Services -- 0.7%
                1,462 GAM Holding, Ltd.                                                                      27,785
                3,267 Man Group PLC                                                                          12,886
                  620 Schroders PLC                                                                          17,264
                                                                                                             57,935
Leisure & Recreation Products -- 0.3%
                1,400 Sega Sammy Holdings, Inc.                                                              24,343
Life and Health Insurance -- 1.9%
                5,700 AIA Group, Ltd.*                                                                       17,551
                1,532 Aviva PLC                                                                              10,635
                    4 Dai-ichi Life Insurance Co., Ltd.                                                       6,036
               22,418 Legal & General Group PLC                                                              41,424
                4,666 Old Mutual PLC                                                                         10,179
                1,336 Prudential PLC                                                                         15,140
                  400 Sony Financial Holdings, Inc.                                                           7,936
                5,228 Standard Life PLC                                                                      17,342
                  177 Swiss Life Holdings                                                                    29,262
                   50 T&D Holdings, Inc.                                                                      1,233
                                                                                                            156,738
Machine Tools and Related Products -- 0.2%
                  937 Sandvik A.B.                                                                           17,687
Machinery - Construction and Mining -- 2.5%
                2,241 Atlas Copco A.B. - Class A                                                             59,600
                2,347 Atlas Copco A.B. - Class B                                                             56,765
                  100 Hitachi Construction Machinery Co., Ltd.                                                2,505
                2,400 Komatsu, Ltd.                                                                          81,529
                                                                                                            200,399
Machinery - Electrical -- 0.4%
                   80 Schindler Holding A.G.                                                                  9,662
                  160 Schindler Holding A.G.                                                                 19,238
                                                                                                             28,900
Machinery - General Industrial -- 2.5%
                1,641 Hexagon A.B.                                                                           39,195
                4,000 Ishikawajima-Harima Heavy Industries Co., Ltd.                                          9,764
                5,000 Kawasaki Heavy Industries, Ltd.                                                        22,006
                  201 Kone Oyj - Class B                                                                     11,564
                  419 MAN A.E.                                                                               52,247
                  912 Metso Corp.                                                                            49,030
                  600 Nabtesco Corp.                                                                         15,094
                                                                                                            198,900
Machinery - Pumps -- 0.3%
                  948 Weir Group PLC                                                                         26,322
Medical - Biomedical and Genetic -- 0.2%
                   95 Novozymes A/S                                                                          14,547
Medical - Drugs -- 4.4%
                  460 Actelion, Ltd.                                                                         26,477
                  298 AstraZeneca PLC                                                                        13,685
                  800 Daiichi Sankyo Co., Ltd.                                                               15,450
                  661 GlaxoSmithKline PLC                                                                    12,612
                  368 Grifols S.A.                                                                            6,414
                  400 Miraca Holdings, Inc.                                                                  15,320
                  300 Mitsubishi Tanabe Pharma Corp.                                                          4,870
                1,057 Novartis A.G.                                                                          57,351
                  842 Novo Nordisk A/S                                                                      105,804
                  300 ONO Pharmaceutical Co., Ltd.                                                           14,755
                  200 Otsuka Holdings Co., Ltd.                                                               4,942
                2,033 Shire PLC                                                                              59,055
                  400 Takeda Pharmaceutical Co., Ltd.                                                        18,663
                                                                                                            355,398
Medical - Hospitals -- 0.2%
                  648 Ramsay Health Care, Ltd.                                                               12,792
Medical Products -- 0.6%
                   32 Coloplast A/S                                                                           4,635
                  439 Fresenius S.E. & Co. KGaA                                                              40,602
                                                                                                             45,237
Metal - Aluminum -- 0.5%
               14,391 Alumina, Ltd.                                                                          36,609
Metal - Copper -- 0.4%
                1,578 Antofagasta PLC                                                                        34,449
Metal - Diversified -- 0.7%
                  930 Boliden A.B.                                                                           20,046
                2,000 Mitsui Mining & Smelting Co., Ltd.                                                      6,951
                  235 Rio Tinto PLC                                                                          16,506
                  108 Rio Tinto, Ltd.                                                                         9,465
                                                                                                             52,968
Metal - Iron -- 0.3%
                3,303 Fortescue Metals Group, Ltd.                                                           21,894
Metal Processors and Fabricators -- 0.6%
                  598 Assa Abloy A.B. - Class B                                                              17,202
                   92 Johnson Matthey PLC                                                                     2,745
                1,000 NTN Corp.                                                                               4,798
                  801 SKF A.B.                                                                               23,334
                                                                                                             48,079
Mining Services -- 0.1%
                  290 Orica, Ltd.                                                                             7,908
Multi-Line Insurance -- 0.6%
                   92 Allianz S.E.                                                                           12,910
                  134 Baloise Holding A.G.                                                                   13,280
                  373 Delta Lloyd N.V.                                                                        9,926
                   43 Zurich Financial Services A.G.                                                         12,040
                                                                                                             48,156
Multimedia -- 0.5%
                   31 Lagardere S.C.A.                                                                        1,324
                  582 Pearson PLC                                                                            10,278
                  214 Vivendi                                                                                 6,110
                1,665 WPP PLC                                                                                20,524
                                                                                                             38,236
Non-Ferrous Metals -- 0%
                  415 Paladin Resources, Ltd.*                                                                1,549
Office Automation and Equipment -- 0.2%
                  200 Canon, Inc.                                                                             8,706
                   36 Neopost S.A.                                                                            3,153
                  100 Seiko Epson Corp.                                                                       1,602
                                                                                                             13,461
Oil - Field Services -- 1.7%
                  314 Acergy S.A.                                                                             7,936
                2,223 AMEC PLC                                                                               42,539
                  187 Fugro N.V.                                                                             16,476
                  619 Petrofac, Ltd.                                                                         14,784
                  611 Saipem SpA                                                                             32,475
                  654 SBM Offshore N.V.                                                                      18,979
                   44 Technip S.A.                                                                            4,692
                                                                                                            137,881
Oil and Gas Drilling -- 0.7%
                1,340 Seadrill, Ltd.                                                                         48,483
                  150 Transocean, Ltd.*                                                                      11,795
                                                                                                             60,278
Oil Companies - Exploration and Production -- 0.2%
                1,808 Cairn Energy PLC*                                                                      13,401
Oil Companies - Integrated -- 2.7%
                  847 BG Group PLC                                                                           21,072
                1,659 BP PLC                                                                                 12,081
                  225 Essar Energy PLC*                                                                       1,707
                  114 Galp Energia SGPS S.A. - Class B                                                        2,440
                  100 Idemitsu Kosan Co., Ltd.                                                               11,712
                1,674 Repsol YPF S.A.                                                                        57,344
                1,903 Royal Dutch Shell PLC - Class A                                                        69,107
                1,027 Royal Dutch Shell PLC - Class B                                                        37,229
                   49 Total S.A.                                                                              2,983
                                                                                                            215,675
Oil Refining and Marketing -- 0.8%
                  670 Caltex Australia, Ltd.                                                                 10,808
                2,000 Cosmo Oil Co.                                                                           6,229
                4,800 JX Holdings, Inc.                                                                      32,323
                  600 Showa Shell Sekiyu K.K.                                                                 6,263
                1,000 TonenGeneral Sekiyu K.K.                                                               12,350
                                                                                                             67,973
Paper and Related Products -- 1.3%
                  286 Holmen A.B. - Class B                                                                   9,891
                2,968 Stora Enso Oyj - Class R                                                               35,348
                  195 Svenska Cellulosa                                                                       3,140
                2,639 UPM-Kymmene Oyj                                                                        55,793
                                                                                                            104,172
Power Converters and Power Supply Equipment -- 0.8%
                  370 Schneider Electric S.A.                                                                63,229
Precious Metals -- 0.5%
                  821 Umicore                                                                                40,711
Property and Casualty Insurance -- 0.3%
                  845 Admiral Group PLC                                                                      21,063
Public Thoroughfares -- 0.1%
                1,291 Transurban Group                                                                        7,169
Publishing - Newspapers -- 0.1%
                3,000 Singapore Press Holdings, Ltd.                                                          9,379
Publishing - Periodicals -- 0.2%
                   86 Axel Springer A.G.                                                                     13,898
Real Estate Management/Services -- 0.6%
                  400 Aeon Mall Co., Ltd.                                                                     8,591
                  500 Daito Trust Construction Co., Ltd.                                                     34,451
                  413 Lend Lease Corp., Ltd.                                                                  3,874
                  300 Nomura Real Estate Holdings, Inc.                                                       4,549
                                                                                                             51,465
Real Estate Operating/Development -- 2.0%
                2,000 Cheng Kong Holdings, Ltd.                                                              32,604
                6,000 Fraser and Neave, Ltd.                                                                 28,614
                1,000 Global Logistic Properties, Ltd.*                                                       1,484
                3,000 Hang Lung Group, Ltd.                                                                  18,571
                2,000 Hang Lung Properties, Ltd.                                                              8,755
                5,000 Hysan Development Co., Ltd.                                                            20,570
                2,400 Keppel Land, Ltd.                                                                       8,551
                  500 Kerry Properties, Ltd.                                                                  2,501
                1,000 Sumitomo Realty & Development Co., Ltd.                                                20,010
                3,000 Tokyu Land Corp.                                                                       13,059
                1,000 UOL Group, Ltd.                                                                         3,769
                1,000 Wheelock & Co., Ltd.                                                                    3,754
                                                                                                            162,242
Recreational Vehicles -- 0.1%
                  600 Yamaha Motor Co., Ltd.*                                                                10,476
Reinsurance -- 0.1%
                  273 SCOR S.E.                                                                               7,433
                   29 Swiss Reinsurance                                                                       1,660
                                                                                                              9,093
REIT - Diversified -- 0.8%
                1,713 British Land Co. PLC                                                                   15,181
                   42 Corio N.V.                                                                              2,938
                   19 Gecina S.A.                                                                             2,620
                2,159 Hammerson PLC                                                                          15,476
                1,402 Land Securities Group PLC                                                              16,495
                1,352 Liberty International PLC                                                               8,306
                   31 Unibail-Rodamco                                                                         6,714
                                                                                                             67,730
REIT - Office Property -- 0.6%
                    9 ICADE                                                                                   1,111
                    3 Japan Prime Realty Investment Corp.                                                     8,102
                    1 Japan Real Estate Investment Corp.                                                      9,464
                    2 Nippon Building Fund, Inc.                                                             19,480
                    2 Nomura Real Estate Office Fund, Inc.                                                   13,540
                                                                                                             51,697
REIT - Shopping Centers -- 0.2%
                   11 Japan Retail Fund Investment Corp.                                                     17,222
Resorts and Theme Parks -- 0.4%
                  400 Oriental Land Co., Ltd.                                                                31,794
Retail - Apparel and Shoe -- 0.2%
                  173 Inditex S.A.                                                                           13,880
Retail - Automobile -- 0%
                   30 USS Co., Ltd.                                                                           2,334
Retail - Jewelry -- 3.3%
                2,401 Compagnie Financiere Richemont S.A.                                                   138,720
                   44 Pandora A/S                                                                             2,246
                  221 Swatch Group A.G.                                                                      97,744
                  312 Swatch Group A.G.                                                                      24,805
                                                                                                            263,515
Retail - Major Department Stores -- 0.1%
                  300 Marui Group Co., Ltd.                                                                   1,937
                   52 PPR                                                                                     7,969
                                                                                                              9,906
Retail - Miscellaneous/Diversified -- 0.8%
                  900 Aeon Co., Ltd.                                                                         10,433
                  403 Wesfarmers, Ltd.                                                                       13,415
                1,335 Wesfarmers, Ltd.                                                                       43,873
                                                                                                             67,721
Retail - Restaurants -- 0.1%
                  201 Whitbread PLC                                                                           5,320
Rubber - Tires -- 0.8%
                  316 Continental A.G.                                                                       28,510
                  665 Nokian Renkaat Oyj                                                                     28,297
                  553 Pirelli & C SpA                                                                         4,858
                                                                                                             61,665
Seismic Data Collection -- 0.1%
                  279 Compagnie Generale de Geophysique-Veritas*                                             10,059
Semiconductor Equipment -- 0.1%
                  500 ASM Pacific Technology, Ltd.                                                            6,277
                   53 ASML Holding N.V.                                                                       2,336
                                                                                                              8,613
Shipbuilding -- 0.5%
                1,000 Mitsui Engineering & Shipbuilding Co., Ltd.                                             2,393
                5,000 SembCorp Marine, Ltd.                                                                  23,171
               12,000 Yangzijiang Shipbuilding Holdings, Ltd.                                                17,235
                                                                                                             42,799
Silver Mining -- 0.4%
                1,399 Fresnillo PLC                                                                          34,625
Soap and Cleaning Preparations -- 0%
                   59 Henkel KGaA                                                                             3,082
Steel - Producers -- 0.5%
                5,000 Kobe Steel, Ltd.                                                                       12,987
                  622 ThyssenKrupp A.G.                                                                      25,410
                   69 Voestapine A.G.                                                                         3,239
                                                                                                             41,636
Steel - Specialty -- 0.3%
                2,000 Daido Steel Co., Ltd.                                                                  11,376
                1,000 Hitachi Metals, Ltd.                                                                   12,602
                                                                                                             23,978
Steel Pipe and Tube -- 0%
                   98 Tenaris S.A.                                                                            2,407
                   14 Vallourec S.A.                                                                          1,570
                                                                                                              3,977
Sugar -- 0.1%
                  412 Suedzucker A.G.                                                                        11,489
Telecommunication Equipment -- 0.3%
                4,066 Alcatel-Lucent*                                                                        23,340
Telecommunication Services -- 0.8%
                2,019 Tele2 A.B. - Class B                                                                   46,656
                1,112 Telenor A.S.A.                                                                         18,306
                                                                                                             64,962
Telephone - Integrated -- 3.1%
                  641 Bezeq Israeli Telecommunication Corp., Ltd.                                             1,902
               30,745 BT Group PLC                                                                           91,529
                    4 DDI Corp.                                                                              24,772
                  254 Hellenic Telecommunication Organization S.A.                                            2,836
                  200 Nippon Telegraph & Telephone Corp.                                                      8,983
                  678 Portugal Telecom SGPS S.A.                                                              7,824
                1,400 Softbank Corp.                                                                         55,892
                   20 Swisscom A.G.                                                                           8,920
                8,846 Telecom Italia SpA                                                                     11,895
                1,231 Telefonica S.A.                                                                        30,813
                  432 Telekom Austria A.G.                                                                    6,317
                                                                                                            251,683
Television -- 0.2%
               12,284 ITV PLC*                                                                               15,241
                   62 Modern Times Group MTG A.B.                                                             4,717
                                                                                                             19,958
Textile - Products -- 0.5%
                4,000 Teijin, Ltd.                                                                           17,893
                3,000 Toray Industries, Inc.                                                                 21,826
                                                                                                             39,719
Tobacco -- 1.2%
                1,740 British American Tobacco PLC                                                           69,830
                    1 Japan Tobacco, Inc.                                                                     3,613
                  694 Swedish Match A.B.                                                                     23,088
                                                                                                             96,531
Tools - Hand Held -- 0.3%
                  600 Makita Corp.                                                                           27,922
Toys -- 0.1%
                  800 Namco Bandai Holdings, Inc.                                                             8,725
Transactional Software -- 0%
                  142 Amadeus IT Holding S.A.*                                                                2,716
Transportation - Marine -- 0.2%
                1,000 Kawasaki Kisen Kaisha, Ltd.                                                             3,692
                1,000 Nippon Yusen K.K.                                                                       3,908
                  500 Orient Overseas International, Ltd.                                                     5,248
                                                                                                             12,848
Transportation - Railroad -- 0.2%
                    1 Central Japan Railway Co.                                                               7,925
                  109 Groupe Eurotunnel S.A.                                                                  1,159
                1,223 QR National, Ltd.*                                                                      4,237
                                                                                                             13,321
Transportation - Services -- 0.1%
                   72 Koninklijke Vopak N.V.                                                                  3,464
                   42 Kuehne + Nagel International A.G.                                                       5,878
                                                                                                              9,342
Travel Services -- 0%
                  327 TUI A.G.                                                                                3,908
Water -- 0.6%
                1,544 Severn Trent PLC                                                                       36,183
                1,079 United Utilities Group PLC                                                             10,237
                                                                                                             46,420
Web Portals/Internet Service Providers -- 0%
                   30 Iliad S.A.                                                                              3,596
Wire and Cable Products -- 0.4%
                  269 Bekaert S.A.                                                                           30,680
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $6,729,919)                                                                     7,892,127
--------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 1.9%
Automotive - Cars and Light Trucks -- 1.6%
                  389 Bayerische Motoren Werke A.G.                                                          22,051
                  325 Porsche Automobil Holding S.E.                                                         21,281
                  526 Volkswagen A.G.                                                                        85,304
                                                                                                            128,636
Soap and Cleaning Preparations -- 0.1%
                  177 Henkel A.G. & Co., KGaA                                                                10,963
Television -- 0.2%
                  404 ProSiebenSat.1 Media A.G.                                                              11,824
--------------------------------------------------------------------------------------------------------------------

Total Preferred Stock  (cost $144,803)                                                                      151,423
--------------------------------------------------------------------------------------------------------------------

Right -- 0%
Automotive - Cars and Light Trucks -- 0%
                  325 Porsche Automobil Holding S.E.* (cost  $0)                                              2,878
--------------------------------------------------------------------------------------------------------------------

Money Market -- 0.2%
               15,001  Janus Cash Liquidity Fund LLC, 0%
                         (cost  $15,001)                                                                     15,001
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,889,723) - 100%                                                         $8,061,429
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                                          % of Investment
Country                                        Value           Securities
--------------------------------------------------------------------------
Australia                              $     412,938                 5.1%
Austria                                       12,386                 0.1%
Belgium                                       90,384                 1.1%
Bermuda                                      112,015                 1.4%
Cayman Islands                                 6,277                 0.1%
Denmark                                      144,140                 1.8%
Finland                                      234,993                 2.9%
France                                       418,455                 5.2%
Germany                                      901,774                11.2%
Greece                                         4,934                 0.1%
Guernsey                                       2,568                 0.0%
Hong Kong                                    477,303                 5.9%
Israel                                        50,394                 0.6%
Italy                                        180,677                 2.2%
Japan                                      1,503,828                18.7%
Jersey                                       118,967                 1.5%
Luxembourg                                    15,608                 0.2%
Netherlands                                  117,997                 1.5%
Norway                                        46,815                 0.6%
Portugal                                      33,407                 0.4%
Singapore                                    171,302                 2.1%
Spain                                        198,017                 2.5%
Sweden                                       509,588                 6.3%
Switzerland                                  760,366                 9.4%
United Kingdom                             1,521,295                18.9%
United States++                               15,001                 0.2%
--------------------------------------------------------------------------
Total                                  $   8,061,429               100.0%
--------------------------------------------------------------------------

++  Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

REIT        Real Estate Investment Trust

SDR         Swedish Depositary Receipt

*           Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                        Level 3 -
                                                           Level 2 - Other              Significant
                                            Level 1 -      Significant Observable       Unobservable
                                            Quoted Prices  Inputs                       Inputs
-----------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed International Fund
Common Stock
Cellular Telecommunications                $      170,382          $        5,265       $           --
All Other                                       7,716,480                      --                   --

Preferred Stock                                        --                 151,423                   --

Right                                               2,878                      --                   --

Money Market                                           --                  15,001                   --

Total Investments in Securities            $    7,889,740          $      171,689       $           --
-----------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Value Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 100.0%
Advertising Agencies -- 0.1%
                2,900 Omnicom Group, Inc.                                                                  $142,274
Advertising Sales -- 0.1%
                3,400 Lamar Advertising Co. - Class A*                                                      125,596
Aerospace and Defense -- 0.7%
                3,400 Boeing Co.                                                                            251,362
                  500 General Dynamics Corp.                                                                 38,280
                  700 Lockheed Martin Corp.                                                                  56,280
                5,700 Northrop Grumman Corp.                                                                357,447
                                                                                                            703,369
Aerospace and Defense - Equipment -- 0.7%
                2,800 B.F. Goodrich Co.                                                                     239,484
                7,100 BE Aerospace, Inc.*                                                                   252,263
                2,900 United Technologies Corp.                                                             245,485
                                                                                                            737,232
Agricultural Chemicals -- 0.3%
                1,523 CF Industries Holdings, Inc.                                                          208,331
                3,400 Intrepid Potash, Inc.*                                                                118,388
                                                                                                            326,719
Agricultural Operations -- 0.3%
                5,900 Archer-Daniels-Midland Co.                                                            212,459
                  800 Bunge, Ltd.                                                                            57,864
                                                                                                            270,323
Airlines -- 0.2%
                  700 Copa Holdings S.A.                                                                     36,960
               10,000 Southwest Airlines Co.                                                                126,300
                3,400 United Continental Holdings, Inc.*                                                     78,166
                                                                                                            241,426
Apparel Manufacturers -- 0%
                  200 VF Corp.                                                                               19,706
Applications Software -- 0.8%
                7,800 Compuware Corp.*                                                                       90,090
               27,100 Microsoft Corp.                                                                       687,256
                                                                                                            777,346
Audio and Video Products -- 0.1%
                3,000 Harman International Industries, Inc.                                                 140,460
Automotive - Truck Parts and Equipment - Original -- 0.9%
                6,200 Autoliv, Inc.                                                                         460,226
                  600 BorgWarner, Inc.*                                                                      47,814
                3,200 Johnson Controls, Inc.                                                                133,024
                2,600 Lear Corp.                                                                            127,062
                1,800 TRW Automotive Holdings Corp.*                                                         99,144
                                                                                                            867,270
Batteries & Battery Systems -- 0.3%
                4,700 Energizer Holdings, Inc.*                                                             334,452
Beverages - Non-Alcoholic -- 1.5%
                5,600 Coca-Cola Co.                                                                         371,560
                8,500 Coca-Cola Enterprises, Inc.                                                           232,050
                1,100 Dr. Pepper Snapple Group, Inc.                                                         40,876
                  600 Hansen Natural Corp.*                                                                  36,138
               12,400 PepsiCo, Inc.                                                                         798,684
                                                                                                          1,479,308
Beverages - Wine and Spirits -- 0.3%
                1,800 Brown-Forman Corp. - Class B                                                          122,940
                6,700 Constellation Brands, Inc. - Class A*                                                 135,876
                                                                                                            258,816
Brewery -- 0.2%
                3,400 Molson Coors Brewing Co. - Class B                                                    159,426
Broadcast Services and Programming -- 1.2%
                4,300 Discovery Holding Co. - Class A*                                                      171,570
                5,800 Liberty Global, Inc. - Class A*                                                       240,178
                5,800 Liberty Media Corp. - Capital - Class A*                                              427,286
                4,200 Liberty Media Corp. - Starz*                                                          325,920
                                                                                                          1,164,954
Building - Heavy Construction -- 0.2%
                4,600 Chicago Bridge & Iron Co. N.V.                                                        187,036
Building - Residential and Commercial -- 0.1%
                2,100 D.R. Horton, Inc.                                                                      24,465
                2,900 Lennar Corp. - Class A                                                                 52,548
                                                                                                             77,013
Cable Television -- 1.3%
                9,800 Cablevision Systems Corp. - Class A                                                   339,178
               11,850 Comcast Corp. - Class A                                                               292,932
                9,251 Time Warner Cable, Inc. - Class A                                                     659,966
                                                                                                          1,292,076
Casino Hotels -- 0.1%
                6,200 MGM Mirage*                                                                            81,530
Cellular Telecommunications -- 0.3%
               11,800 MetroPCS Communications, Inc.*                                                        191,632
                1,800 N.I.I. Holdings, Inc.*                                                                 75,006
                3,500 Sprint Nextel Corp.*                                                                   16,240
                                                                                                            282,878
Chemicals - Diversified -- 1.7%
                3,900 Dow Chemical Co.                                                                      147,225
               13,900 E.I. du Pont de Nemours & Co.                                                         764,083
                1,400 FMC Corp.                                                                             118,902
                9,500 Huntsman Corp.                                                                        165,110
                5,200 PPG Industries, Inc.                                                                  495,092
                                                                                                          1,690,412
Chemicals - Specialty -- 0.8%
                5,900 Cabot Corp.                                                                           273,111
                4,400 Eastman Chemical Co.                                                                  437,008
                1,200 Sigma-Aldrich Corp.                                                                    76,368
                                                                                                            786,487
Coal -- 1.6%
                1,800 Alpha Natural Resources, Inc.*                                                        106,866
                2,100 Arch Coal, Inc.                                                                        75,684
                1,700 Consol Energy, Inc.                                                                    91,171
                9,000 Massey Energy Co.                                                                     615,240
                8,300 Peabody Energy Corp.                                                                  597,268
                  800 Walter Industries, Inc.                                                               108,344
                                                                                                          1,594,573
Coatings and Paint Products -- 0.3%
                3,000 RPM International, Inc.                                                                71,190
                1,900 Sherwin-Williams Co.                                                                  159,581
                1,400 Valspar Corp.                                                                          54,740
                                                                                                            285,511
Commercial Banks -- 1.6%
                7,800 Associated Banc-Corp.                                                                 115,830
                4,700 BB&T Corp.                                                                            129,015
               30,700 CapitalSource, Inc.                                                                   216,128
                2,500 CIT Group, Inc.*                                                                      106,375
                1,000 City National Corp.                                                                    57,050
                2,880 Commerce Bancshares, Inc.                                                             116,467
                3,700 Cullen/Frost Bankers, Inc.                                                            218,374
                  900 East West Bancorp, Inc.                                                                19,764
                4,067 First Horizon National Corp.                                                           45,591
                5,500 Fulton Financial Corp.                                                                 61,105
                3,400 M&T Bank Corp.                                                                        300,798
                1,400 Valley National Bancorp.                                                               19,544
                6,800 Zions Bancorp.                                                                        156,808
                                                                                                          1,562,849
Commercial Services -- 0.1%
                3,800 Quanta Services, Inc.*                                                                 85,234
Commercial Services - Finance -- 0%
                  800 Equifax, Inc.                                                                          31,080
Computer Services -- 0.1%
                1,300 Computer Sciences Corp.                                                                63,349
Computers - Integrated Systems -- 0.1%
                2,900 Diebold, Inc.                                                                         102,834
Computers - Memory Devices -- 0.1%
                2,600 Seagate Technology*                                                                    37,440
                1,900 Western Digital Corp.*                                                                 70,851
                                                                                                            108,291
Consulting Services -- 0.1%
                  900 Towers Watson & Co.                                                                    49,914
Consumer Products - Miscellaneous -- 0.7%
                3,800 Fortune Brands, Inc.                                                                  235,182
                1,000 Jarden Corp.                                                                           35,570
                6,900 Kimberly-Clark Corp.                                                                  450,363
                                                                                                            721,115
Containers - Metal and Glass -- 0.2%
                6,600 Ball Corp.                                                                            236,610
Containers - Paper and Plastic -- 0.2%
                  400 Bemis Co., Inc.                                                                        13,124
                1,900 Packaging Corp. of America                                                             54,891
                3,200 Sealed Air Corp.                                                                       85,312
                1,500 Temple-Inland, Inc.                                                                    35,100
                                                                                                            188,427
Cosmetics and Toiletries -- 1.2%
                7,000 Alberto-Culver Co.                                                                    260,890
               15,200 Procter & Gamble Co.                                                                  936,320
                                                                                                          1,197,210
Cruise Lines -- 0.4%
                5,000 Carnival Corp. (U.S. Shares)                                                          191,800
                5,200 Royal Caribbean Cruises, Ltd. (U.S. Shares)*                                          214,552
                                                                                                            406,352
Data Processing and Management -- 0.6%
                1,000 Broadridge Financial Solutions, Inc.                                                   22,690
               15,300 Fidelity National Information Services, Inc.                                          500,157
                1,200 Fiserv, Inc.*                                                                          75,264
                                                                                                            598,111
Diagnostic Kits -- 0.1%
                2,900 Inverness Medical Innovations, Inc.*                                                  113,506
Distribution/Wholesale -- 0.4%
                2,900 Genuine Parts Co.                                                                     155,556
                2,400 Ingram Micro, Inc. - Class A*                                                          50,472
                3,200 Wesco International, Inc.*                                                            200,000
                                                                                                            406,028
Diversified Banking Institutions -- 2.3%
               28,505 Bank of America Corp.                                                                 379,972
               89,700 Citigroup, Inc.                                                                       396,474
                3,000 Goldman Sachs Group, Inc.                                                             475,410
               22,600 JPMorgan Chase & Co.                                                                1,041,860
                1,400 Morgan Stanley                                                                         38,248
                                                                                                          2,331,964
Diversified Operations -- 2.5%
                1,600 Carlisle Cos., Inc.                                                                    71,280
                  600 Crane Co.                                                                              29,058
                1,600 Danaher Corp.                                                                          83,040
                2,600 Dover Corp.                                                                           170,924
                5,000 Eaton Corp.                                                                           277,200
               48,200 General Electric Co.                                                                  966,410
                2,900 Harsco Corp.                                                                          102,341
                4,500 Ingersoll-Rand Co. - Class A                                                          217,395
                1,100 ITT Corp.                                                                              66,055
                3,000 Leucadia National Corp.                                                               112,620
                2,200 Parker Hannifin Corp.                                                                 208,296
                  300 SPX Corp.                                                                              23,817
                1,900 Textron, Inc.                                                                          52,041
                  700 Trinity Industries, Inc.                                                               25,669
                2,300 Tyco International, Ltd. (U.S. Shares)                                                102,971
                                                                                                          2,509,117
E-Commerce/Services -- 1.0%
               11,300 eBay, Inc.*                                                                           350,752
                7,700 Expedia, Inc.                                                                         174,482
                3,600 IAC/InterActiveCorp*                                                                  111,204
               24,200 Liberty Media Corp. - Interactive - Class A*                                          388,168
                                                                                                          1,024,606
Electric - Generation -- 0.1%
                5,100 AES Corp.*                                                                             66,300
Electric - Integrated -- 6.9%
                8,700 Alliant Energy Corp.                                                                  338,691
                6,400 Ameren Corp.                                                                          179,648
               10,700 American Electric Power Co., Inc.                                                     375,998
               11,100 CMS Energy Corp.                                                                      218,004
                5,700 Consolidated Edison, Inc.                                                             289,104
                9,900 Dominion Resources, Inc.                                                              442,530
                4,800 DTE Energy Co.                                                                        235,008
               27,500 Duke Energy Corp.                                                                     499,125
                3,200 Edison International                                                                  117,088
                3,067 FirstEnergy Corp.                                                                     113,755
                3,200 FPL Group, Inc.                                                                       176,384
                  500 Great Plains Energy, Inc.                                                              10,010
                2,300 Hawaiian Electric Industries, Inc.                                                     57,040
                6,400 Integrys Energy Group, Inc.                                                           323,264
                1,000 MDU Resources Group, Inc.                                                              22,970
                8,800 Northeast Utilities                                                                   304,480
                4,300 NSTAR                                                                                 198,961
                5,300 OGE Energy Corp.                                                                      267,968
               12,700 Pepco Holdings, Inc.                                                                  236,855
                6,700 PG&E Corp.                                                                            296,006
                6,900 Pinnacle West Capital Corp.                                                           295,251
                6,000 Progress Energy, Inc.                                                                 276,840
                4,900 SCANA Corp.                                                                           192,913
               12,400 Sierra Pacific Resources                                                              184,636
                8,400 Southern Co.                                                                          320,124
               13,700 TECO Energy, Inc.                                                                     257,012
                7,000 Westar Energy, Inc.                                                                   184,940
                8,200 Wisconsin Energy Corp.                                                                250,100
                9,600 Xcel Energy, Inc.                                                                     229,344
                                                                                                          6,894,049
Electric Products - Miscellaneous -- 0%
                1,400 Molex, Inc.                                                                            35,168
Electric - Transmission -- 0%
                  400 ITC Holdings Corp.                                                                     27,960
Electronic Components - Miscellaneous -- 0.2%
                3,600 Jabil Circuit, Inc.                                                                    73,548
                8,400 Vishay Intertechnology, Inc.*                                                         149,016
                                                                                                            222,564
Electronic Components - Semiconductors -- 1.3%
                9,200 Fairchild Semiconductor International, Inc.*                                          167,440
               11,600 Intel Corp.                                                                           233,972
                7,600 International Rectifier Corp.*                                                        251,256
                3,300 Intersil Corp. - Class A                                                               41,085
               22,500 LSI Corp.*                                                                            153,000
                2,700 Micron Technology, Inc.*                                                               30,942
               11,400 Texas Instruments, Inc.                                                               393,984
                                                                                                          1,271,679
Electronic Connectors -- 0%
                  400 Thomas & Betts Corp.*                                                                  23,788
Electronic Design Automation -- 0.1%
                3,100 Synopsys, Inc.*                                                                        85,715
Electronic Parts Distributors -- 0.4%
                5,500 Arrow Electronics, Inc.*                                                              230,340
                4,000 Avnet, Inc.*                                                                          136,360
                                                                                                            366,700
Energy - Alternate Sources -- 0.1%
                5,000 Covanta Holding Corp.                                                                  85,400
Engineering - Research and Development Services -- 0.5%
                3,000 Fluor Corp.                                                                           220,980
                  700 Jacobs Engineering Group, Inc.*                                                        36,001
                4,000 KBR, Inc.                                                                             151,080
                2,600 McDermott International, Inc. (U.S. Shares)*                                           66,014
                                                                                                            474,075
Enterprise Software/Services -- 0.2%
                9,000 CA, Inc.                                                                              217,620
Fiduciary Banks -- 0.3%
                9,724 Bank of New York Mellon Corp.                                                         290,456
                1,100 State Street Corp.                                                                     49,434
                                                                                                            339,890
Finance - Credit Card -- 0.4%
               16,500 Discover Financial Services                                                           397,980
Finance - Investment Bankers/Brokers -- 0.3%
                  900 E*TRADE Financial Corp.*                                                               14,067
                6,300 Raymond James Financial, Inc.                                                         240,912
                                                                                                            254,979
Finance - Other Services -- 0.1%
                  200 CME Group, Inc.                                                                        60,310
Financial Guarantee Insurance -- 0.1%
                8,200 MBIA, Inc.*                                                                            82,328
Food - Baking -- 0%
                  900 Flowers Foods, Inc.                                                                    24,507
Food - Confectionary -- 0.3%
                  200 Hershey Co.                                                                            10,870
                3,600 J.M. Smucker Co.                                                                      257,004
                                                                                                            267,874
Food - Meat Products -- 0.4%
               11,200 Hormel Foods Corp.                                                                    311,808
                4,600 Smithfield Foods, Inc.*                                                               110,676
                                                                                                            422,484
Food - Miscellaneous/Diversified -- 2.2%
                  900 Campbell Soup Co.                                                                      29,799
                5,900 Corn Products International, Inc.                                                     305,738
               15,000 General Mills, Inc.                                                                   548,250
                9,700 H.J. Heinz Co.                                                                        473,554
               16,352 Kraft Foods, Inc. - Class A                                                           512,799
                2,000 McCormick & Co., Inc.                                                                  95,660
               13,400 Sara Lee Corp.                                                                        236,778
                                                                                                          2,202,578
Food - Retail -- 0%
                1,700 Kroger Co.                                                                             40,749
Gas - Distribution -- 1.9%
                1,000 Atmos Energy Corp.                                                                     34,100
               13,600 CenterPoint Energy, Inc.                                                              238,816
                  800 Energen Corp.                                                                          50,496
                6,400 National Fuel Gas Co.                                                                 473,600
               25,200 NiSource, Inc.                                                                        483,336
                6,100 Questar Corp.                                                                         106,445
                2,800 Sempra Energy                                                                         149,800
                1,500 Southern Union Co.                                                                     42,930
                5,600 UGI Corp.                                                                             184,240
                3,100 Vectren Corp.                                                                          84,320
                                                                                                          1,848,083
Gold Mining -- 0.1%
                1,600 Royal Gold, Inc.                                                                       83,840
Home Decoration Products -- 0.1%
                5,600 Newell Rubbermaid, Inc.                                                               107,128
Hospital Beds and Equipment -- 0%
                  600 Hill-Rom Holdings, Inc.                                                                22,788
Hotels and Motels -- 0.2%
                  500 Hyatt Hotels Corp.*                                                                    21,520
                5,300 Wyndham Worldwide Corp.                                                               168,593
                                                                                                            190,113
Human Resources -- 0.2%
                1,000 Manpower, Inc.                                                                         62,880
                6,100 Monster Worldwide, Inc.*                                                               96,990
                                                                                                            159,870
Independent Power Producer -- 0.1%
                1,300 Calpine Corp.*                                                                         20,631
               11,700 Reliant Energy, Inc.*                                                                  44,577
                                                                                                             65,208
Instruments - Scientific -- 0.2%
                2,000 PerkinElmer, Inc.                                                                      52,540
                2,200 Thermo Fisher Scientific, Inc.*                                                       122,210
                                                                                                            174,750
Insurance Brokers -- 0.5%
                  800 AON Corp.                                                                              42,368
                4,400 Arthur J. Gallagher & Co.                                                             133,804
                5,400 Brown & Brown, Inc.                                                                   139,320
                  800 Erie Indemnity Co. - Class A                                                           56,888
                2,800 Marsh & McLennan Cos., Inc.                                                            83,468
                                                                                                            455,848
Internet Security -- 0.1%
                5,100 Symantec Corp.*                                                                        94,554
Investment Companies -- 0.3%
               15,800 Ares Capital Corp.                                                                    267,020
Investment Management and Advisory Services -- 0.7%
                6,900 Ameriprise Financial, Inc.                                                            421,452
                  500 BlackRock, Inc.                                                                       100,505
                2,200 Federated Investors, Inc. - Class B                                                    58,850
                3,500 Invesco, Ltd.                                                                          89,460
                2,000 Legg Mason, Inc.                                                                       72,180
                                                                                                            742,447
Life and Health Insurance -- 1.2%
                1,900 Aflac, Inc.                                                                           100,282
                  600 Lincoln National Corp.                                                                 18,024
                3,800 Principal Financial Group, Inc.                                                       122,018
                7,200 Protective Life Corp.                                                                 191,160
                3,300 Prudential Financial, Inc.                                                            203,214
                1,100 StanCorp Financial Group, Inc.                                                         50,732
                4,600 Torchmark Corp.                                                                       305,808
                8,100 Unum Group                                                                            212,625
                                                                                                          1,203,863
Machine Tools and Related Products -- 0.1%
                2,000 Kennametal, Inc.                                                                       78,000
Machinery - Construction and Mining -- 0.1%
                2,900 Terex Corp.*                                                                          107,416
Machinery - Farm -- 0.6%
                5,200 AGCO Corp.*                                                                           285,844
                3,400 Deere & Co.                                                                           329,426
                                                                                                            615,270
Machinery - General Industrial -- 0.1%
                  400 Gardner Denver, Inc.                                                                   31,212
                1,000 IDEX Corp.                                                                             43,650
                  700 Wabtec Corp.                                                                           47,481
                                                                                                            122,343
Machinery - Print Trade -- 0.1%
                1,800 Zebra Technologies Corp.*                                                              70,632
Medical - Biomedical and Genetic -- 1.5%
               12,200 Amgen, Inc.*                                                                          652,090
                  300 Bio-Rad Laboratories, Inc.*                                                            36,042
                3,400 Biogen Idec, Inc.*                                                                    249,526
                  600 Charles River Laboratories International, Inc.*                                        23,028
                6,500 Genzyme Corp.*                                                                        494,975
                  800 Life Technologies Corp.*                                                               41,936
                                                                                                          1,497,597
Medical - Drugs -- 2.7%
               15,800 Bristol-Myers Squibb Co.                                                              417,594
                5,300 Eli Lilly & Co.                                                                       186,401
               11,700 Endo Pharmaceuticals Holdings, Inc.*                                                  446,472
                5,500 Forest Laboratories, Inc.*                                                            177,650
               10,175 Merck & Co., Inc.                                                                     335,877
               56,371 Pfizer, Inc.                                                                        1,144,895
                                                                                                          2,708,889
Medical - Generic Drugs -- 0.3%
                2,700 Mylan, Inc.*                                                                           61,209
                4,600 Watson Pharmaceuticals, Inc.*                                                         257,646
                                                                                                            318,855
Medical - HMO -- 1.0%
                3,400 CIGNA Corp.                                                                           150,552
                5,600 Coventry Health Care, Inc.*                                                           178,584
                4,700 Health Net, Inc.*                                                                     153,690
                4,600 Humana, Inc.*                                                                         321,724
                3,900 UnitedHealth Group, Inc.                                                              176,280
                  400 WellPoint, Inc.                                                                        27,916
                                                                                                          1,008,746
Medical - Hospitals -- 0.3%
                  900 Community Health Systems, Inc.*                                                        35,991
                3,500 LifePoint Hospitals, Inc.*                                                            140,630
               10,500 Tenet Healthcare Corp.*                                                                78,225
                1,500 Universal Health Services, Inc. - Class B                                              74,115
                                                                                                            328,961
Medical - Wholesale Drug Distributors -- 0.3%
                5,100 Cardinal Health, Inc.                                                                 209,763
                1,100 McKesson Corp.                                                                         86,955
                                                                                                            296,718
Medical Instruments -- 0.3%
                2,300 Beckman Coulter, Inc.                                                                 191,061
                8,000 Boston Scientific Corp.*                                                               57,520
                1,300 Medtronic, Inc.                                                                        51,155
                                                                                                            299,736
Medical Labs and Testing Services -- 0%
                  500 Quest Diagnostics, Inc.                                                                28,860
Medical Products -- 1.2%
                1,200 Baxter International, Inc.                                                             64,524
                3,000 Cooper Cos., Inc.                                                                     208,350
               15,500 Johnson & Johnson                                                                     918,375
                                                                                                          1,191,249
Metal - Aluminum -- 0.1%
                6,900 Alcoa, Inc.                                                                           121,785
Metal Processors and Fabricators -- 0.2%
                2,800 Timken Co.                                                                            146,440
Miscellaneous Manufacturing -- 0.2%
                3,800 Aptargroup, Inc.                                                                      190,494
Multi-Line Insurance -- 2.3%
                3,700 ACE, Ltd. (U.S. Shares)                                                               239,390
                5,400 Allstate Corp.                                                                        171,612
                7,600 American Financial Group, Inc.                                                        266,152
                6,000 American International Group, Inc.*                                                   210,840
                5,100 Assurant, Inc.                                                                        196,401
                4,700 Cincinnati Financial Corp.                                                            154,160
                2,400 Hartford Financial Services Group, Inc.                                                64,632
               16,400 Loews Corp.                                                                           706,676
                2,100 MetLife, Inc.                                                                          93,933
                2,300 Old Republic International Corp.                                                       29,187
                7,200 XL Capital, Ltd.                                                                      177,120
                                                                                                          2,310,103
Multimedia -- 1.7%
                5,700 McGraw-Hill Cos., Inc.                                                                224,580
               10,100 News Corp. - Class A                                                                  177,356
                1,800 Thomson Reuters Corp.                                                                  70,632
                5,900 Time Warner, Inc.                                                                     210,630
               13,000 Viacom, Inc. - Class B                                                                604,760
                9,200 Walt Disney Co.                                                                       396,428
                                                                                                          1,684,386
Non-Hazardous Waste Disposal -- 0.1%
                1,100 Waste Connections, Inc.                                                                31,669
                2,600 Waste Management, Inc.                                                                 97,084
                                                                                                            128,753
Office Automation and Equipment -- 0.3%
                2,200 Pitney Bowes, Inc.                                                                     56,518
               19,683 Xerox Corp.                                                                           209,624
                                                                                                            266,142
Office Supplies and Forms -- 0%
                1,100 Avery Dennison Corp.                                                                   46,156
Oil - Field Services -- 1.5%
                2,200 Baker Hughes, Inc.                                                                    161,546
                2,700 Oceaneering International, Inc.*                                                      241,515
                2,500 Oil States International, Inc.*                                                       190,350
                2,729 Schlumberger, Ltd. (U.S. Shares)                                                      254,506
                1,600 SEACOR Holdings, Inc.*                                                                147,936
                7,500 Superior Energy Services, Inc.*                                                       307,500
                6,600 Weatherford International, Ltd.*                                                      149,160
                                                                                                          1,452,513
Oil and Gas Drilling -- 1.0%
                2,200 Atwood Oceanics, Inc.*                                                                102,146
                1,800 Helmerich & Payne, Inc.                                                               123,642
                1,900 Nabors Industries, Ltd.*                                                               57,722
                9,500 Patterson-UTI Energy, Inc.                                                            279,205
                8,300 Pride International, Inc.*                                                            356,485
                2,600 Rowan Cos., Inc.*                                                                     114,868
                                                                                                          1,034,068
Oil Companies - Exploration and Production -- 3.9%
                3,000 Anadarko Petroleum Corp.                                                              245,760
                1,524 Apache Corp.                                                                          199,522
                1,600 Cabot Oil & Gas Corp.                                                                  84,752
                2,300 Chesapeake Energy Corp.                                                                77,096
                4,200 Denbury Resources, Inc.*                                                              102,480
                1,400 Devon Energy Corp.                                                                    128,478
                2,500 Forest Oil Corp.*                                                                      94,575
                1,600 Newfield Exploration Co.*                                                             121,616
                1,800 Noble Energy, Inc.                                                                    173,970
                9,200 Occidental Petroleum Corp.                                                            961,308
                6,100 Pioneer Natural Resources Co.                                                         621,712
                4,300 Plains Exploration & Production Co.*                                                  155,789
                3,900 QEP Resources, Inc.                                                                   158,106
                5,500 Quicksilver Resources, Inc.*                                                           78,705
                5,500 SandRidge Energy, Inc.*                                                                70,400
                  800 SM Energy Co.                                                                          59,352
                7,000 Whitting Petroleum Corp.*                                                             514,150
                                                                                                          3,847,771
Oil Companies - Integrated -- 4.9%
               13,800 Chevron Corp.                                                                       1,482,534
                7,193 ConocoPhillips                                                                        574,433
               27,429 Exxon Mobil Corp.                                                                   2,307,602
                3,700 Hess Corp.                                                                            315,277
                1,200 Marathon Oil Corp.                                                                     63,972
                2,000 Murphy Oil Corp.                                                                      146,840
                                                                                                          4,890,658
Oil Field Machinery and Equipment -- 0.7%
                3,400 Cameron International Corp.*                                                          194,140
                6,500 National Oilwell Varco, Inc.                                                          515,255
                                                                                                            709,395
Oil Refining and Marketing -- 0.9%
                1,100 Holly Corp.                                                                            66,836
               10,100 Sunoco, Inc.                                                                          460,459
               11,200 Tesoro Corp.*                                                                         300,496
                3,500 Valero Energy Corp.                                                                   104,370
                                                                                                            932,161
Paper and Related Products -- 0.3%
                2,600 Domtar Corp. (U.S. Shares)                                                            238,628
                1,200 International Paper Co.                                                                36,216
                                                                                                            274,844
Pharmacy Services -- 0%
                  800 Omnicare, Inc.                                                                         23,992
Pipelines -- 0.8%
                6,500 El Paso Corp.                                                                         117,000
                3,300 Oneok, Inc.                                                                           220,704
               12,500 Spectra Energy Corp.                                                                  339,750
                2,500 Williams Cos., Inc.                                                                    77,950
                                                                                                            755,404
Power Converters and Power Supply Equipment -- 0.1%
                1,900 Hubbell, Inc. - Class A                                                               134,957
Private Corrections -- 0.2%
                6,200 Corrections Corp. of America*                                                         151,280
Professional Sports -- 0%
                1,500 Madison Square Garden, Inc.*                                                           40,485
Property and Casualty Insurance -- 2.0%
                  102 Alleghany Corp.*                                                                       33,760
                2,000 Arch Capital Group, Ltd.*                                                             198,380
                6,200 Chubb Corp.                                                                           380,122
                  900 Hanover Insurance Group, Inc.                                                          40,725
                1,300 HCC Insurance Holdings, Inc.                                                           40,703
                  300 Markel Corp.*                                                                         124,335
               25,900 Progressive Corp.                                                                     547,267
                9,100 Travelers Cos., Inc.                                                                  541,268
                2,100 W. R. Berkley Corp.                                                                    67,641
                  100 White Mountains Insurance Group, Ltd.                                                  36,420
                                                                                                          2,010,621
Publishing - Newspapers -- 0.1%
                  200 Washington Post Co. - Class B                                                          87,512
Racetracks -- 0.2%
                5,300 Penn National Gaming, Inc.*                                                           196,418
Real Estate Operating/Development -- 0.2%
                6,000 Forest City Enterprises, Inc. - Class A*                                              112,980
                  486 Howard Hughes Corp.*                                                                   34,331
                                                                                                            147,311
Reinsurance -- 3.4%
                3,100 Allied World Assurance Co. Holdings, Ltd.                                             194,339
                4,700 Aspen Insurance Holdings, Ltd.                                                        129,532
                5,100 Axis Capital Holdings, Ltd.                                                           178,092
               25,000 Berkshire Hathaway, Inc. - Class B*                                                 2,090,750
                1,600 Endurance Specialty Holdings, Ltd.                                                     78,112
                1,400 Everest Re Group, Ltd.                                                                123,452
                2,000 PartnerRe, Ltd.                                                                       158,480
                1,900 Reinsurance Group of America, Inc.                                                    119,282
                1,400 RenaissanceRe Holdings, Ltd.                                                           96,586
                  500 Transatlantic Holdings, Inc.                                                           24,335
                5,300 Validus Holdings, Ltd.                                                                176,649
                                                                                                          3,369,609
REIT - Apartments -- 1.6%
                4,700 Apartment Investment & Management Co. - Class A                                       119,709
                2,312 Avalonbay Communities, Inc.                                                           277,625
                3,300 BRE Properties, Inc. - Class A                                                        155,694
                1,200 Camden Property Trust                                                                  68,184
               12,000 Equity Residential                                                                    676,920
                  300 Essex Property Trust, Inc.                                                             37,200
               10,400 UDR, Inc.                                                                             253,448
                                                                                                          1,588,780
REIT - Diversified -- 0.5%
                  600 Plum Creek Timber Co., Inc.                                                            26,166
                2,800 Rayonier, Inc.                                                                        174,468
                1,600 Vornado Realty Trust                                                                  140,000
                7,640 Weyerhaeuser Co.                                                                      187,944
                                                                                                            528,578
REIT - Health Care -- 0.6%
                1,400 HCP, Inc.                                                                              53,116
                  600 Heath Care REIT, Inc.                                                                  31,464
                1,200 Nationwide Health Properties, Inc.                                                     51,036
                1,900 Senior Housing Property Trust                                                          43,776
                8,400 Ventas, Inc.                                                                          456,120
                                                                                                            635,512
REIT - Hotels -- 0.2%
                9,057 Host Hotels & Resorts, Inc.                                                           159,494
REIT - Mortgage -- 0.5%
               24,300 Annaly Mortgage Management, Inc.                                                      424,035
               28,600 Chimera Investment Corp.                                                              113,542
                                                                                                            537,577
REIT - Office Property -- 0.5%
                3,800 Boston Properties, Inc.                                                               360,430
                1,900 SL Green Realty Corp.                                                                 142,880
                                                                                                            503,310
REIT - Regional Malls -- 0.5%
                2,849 Macerich Co.                                                                          141,111
                2,423 Simon Property Group, Inc.                                                            259,649
                2,200 Taubman Centers, Inc.                                                                 117,876
                                                                                                            518,636
REIT - Shopping Centers -- 0.2%
                4,100 Developers Diversified Realty Corp.                                                    57,400
                3,100 Kimco Realty Corp.                                                                     56,854
                  400 Regency Centers Corp.                                                                  17,392
                3,300 Weingarten Realty Investors                                                            82,698
                                                                                                            214,344
REIT - Single Tenant -- 0.2%
                4,600 Realty Income Corp.                                                                   160,770
REIT - Storage -- 0%
                  200 Public Storage                                                                         22,182
REIT - Warehouse and Industrial -- 0.2%
                2,800 AMB Property Corp.                                                                    100,716
                8,800 ProLogis                                                                              140,624
                                                                                                            241,340
Rental Auto/Equipment -- 0%
                2,200 Hertz Global Holdings, Inc.*                                                           34,386
Retail - Apparel and Shoe -- 0.4%
                1,300 Abercrombie & Fitch Co. - Class A                                                      76,310
               10,500 American Eagle Outfitters, Inc.                                                       166,845
                7,100 Foot Locker, Inc.                                                                     140,012
                1,500 Gap, Inc.                                                                              33,990
                                                                                                            417,157
Retail - Automobile -- 0%
                1,100 AutoNation, Inc.*                                                                      38,907
Retail - Building Products -- 0%
                  900 Lowe's Cos., Inc.                                                                      23,787
Retail - Computer Equipment -- 0%
                1,200 GameStop Corp. - Class A*                                                              27,024
Retail - Discount -- 0.6%
                1,600 BJ's Wholesale Club, Inc.*                                                             78,112
               10,100 Wal-Mart Stores, Inc.                                                                 525,705
                                                                                                            603,817
Retail - Drug Store -- 0.3%
                2,600 CVS Caremark Corp.                                                                     89,232
                4,500 Walgreen Co.                                                                          180,630
                                                                                                            269,862
Retail - Jewelry -- 0.3%
                6,000 Signet Jewelers, Ltd.*                                                                276,120
Retail - Major Department Stores -- 0.2%
                6,500 JC Penney Co., Inc.                                                                   233,415
Retail - Office Supplies -- 0%
                6,200 Office Depot, Inc.*                                                                    28,706
Retail - Regional Department Stores -- 0.2%
                9,500 Macy's, Inc.                                                                          230,470
Retail - Restaurants -- 0%
                  800 Brinker International, Inc.                                                            20,240
                4,500 Wendy's / Arby's Group, Inc.                                                           22,635
                                                                                                             42,875
Retirement and Aged Care -- 0.1%
                3,700 Brookdale Senior Living, Inc.*                                                        103,600
Savings/Loan/Thrifts -- 0.8%
                6,200 First Niagara Financial Group, Inc.                                                    84,196
                8,300 Hudson City Bancorp., Inc.                                                             80,344
               34,600 New York Community Bancorp., Inc.                                                     597,196
                                                                                                            761,736
Semiconductor Components/Integrated Circuits -- 0.1%
                6,000 Atmel Corp.*                                                                           81,780
Semiconductor Equipment -- 0.3%
                5,800 KLA-Tencor Corp.                                                                      274,746
Shipbuilding -- 0%
                  950 Huntington Ingalls Industries, Inc.*                                                   39,425
Steel - Producers -- 0.2%
                  700 Nucor Corp.                                                                            32,214
                3,800 Steel Dynamics, Inc.                                                                   71,326
                  800 United States Steel Corp.                                                              43,152
                                                                                                            146,692
Super-Regional Banks -- 2.6%
                5,100 Capital One Financial Corp.                                                           264,996
                4,000 Comerica, Inc.                                                                        146,880
               11,300 Fifth Third Bancorp.                                                                  156,844
                5,800 Huntington Bancshares, Inc.                                                            38,512
               14,100 Keycorp                                                                               125,208
                9,783 PNC Financial Services Group, Inc.                                                    616,231
                3,500 SunTrust Banks, Inc.                                                                  100,940
               22,700 U.S. Bancorp.                                                                         599,961
               17,861 Wells Fargo & Co.                                                                     566,194
                                                                                                          2,615,766
Telecommunication Equipment - Fiber Optics -- 0%
                1,600 Corning, Inc.                                                                          33,008
Telecommunication Services -- 0.8%
                  700 Amdocs, Ltd. (U.S. Shares)*                                                            20,195
               29,400 Virgin Media, Inc.                                                                    817,026
                                                                                                            837,221
Telephone - Integrated -- 4.3%
               50,110 AT&T, Inc.                                                                          1,533,366
               17,932 CenturyLink, Inc.                                                                     745,074
               28,895 Frontier Communications Corp.                                                         237,517
              136,000 Qwest Communications International, Inc.                                              928,880
               13,944 Verizon Communications, Inc.                                                          537,402
               21,200 Windstream Corp.                                                                      272,844
                                                                                                          4,255,083
Television -- 0.1%
                4,600 CBS Corp. - Class B                                                                   115,184
Tobacco -- 1.5%
               20,100 Altria Group, Inc.                                                                    523,203
                  200 Lorillard, Inc.                                                                        19,002
                3,700 Philip Morris International, Inc.                                                     242,831
               21,100 Reynolds American, Inc.                                                               749,683
                                                                                                          1,534,719
Tools - Hand Held -- 0.7%
                2,600 Snap-On, Inc.                                                                         156,156
                7,555 Stanley Works                                                                         578,713
                                                                                                            734,869
Toys -- 0.1%
                5,300 Mattel, Inc.                                                                          132,129
Transportation - Equipment & Leasing -- 0.1%
                1,200 GATX Corp.                                                                             46,392
Transportation - Marine -- 0.1%
                  600 Alexander & Baldwin, Inc.                                                              27,390
                1,200 Tidewater, Inc.                                                                        71,820
                                                                                                             99,210
Transportation - Railroad -- 0.7%
                2,200 CSX Corp.                                                                             172,920
                1,500 Kansas City Southern*                                                                  81,675
                  400 Norfolk Southern Corp.                                                                 27,708
                4,100 Union Pacific Corp.                                                                   403,153
                                                                                                            685,456
Transportation - Services -- 0.2%
                1,000 FedEx Corp.                                                                            93,550
                1,000 Ryder System, Inc.                                                                     50,600
                1,100 UTi Worldwide, Inc. (U.S. Shares)                                                      22,264
                                                                                                            166,414
Transportation - Truck -- 0%
                  600 Con-way, Inc.                                                                          23,574
Vitamins and Nutrition Products -- 0.3%
                5,400 Mead Johnson Nutrition Co. - Class A                                                  312,822
Water -- 0.4%
                6,000 American Water Works Co., Inc.                                                        168,300
                9,400 Aqua America, Inc.                                                                    215,166
                                                                                                            383,466
Web Portals/Internet Service Providers -- 0.1%
                2,300 AOL, Inc.*                                                                             44,919
                4,200 Yahoo!, Inc.*                                                                          69,930
                                                                                                            114,849
Wire and Cable Products -- 0.1%
                1,200 General Cable Corp.*                                                                   51,960
Wireless Equipment -- 0.3%
                4,537 Motorola Mobility Holdings, Inc.*                                                     110,703
                5,185 Motorola, Inc.*                                                                       231,717
                                                                                                            342,420
X-Ray Equipment -- 0.1%
                2,900 Hologic, Inc.*                                                                         64,380
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $81,348,145) - 100%                                                     $  99,963,479
--------------------------------------------------------------------------------------------------------------------


Summary of Investments by Country - (Long Positions)
                                                          % of Investment
Country                                        Value           Securities
--------------------------------------------------------------------------
Bermuda                                $   1,656,869                 1.7%
Canada                                        70,632                 0.1%
Guernsey                                      20,195                 0.0%
Ireland                                      431,955                 0.4%
Liberia                                      214,552                 0.2%
Netherlands                                  187,036                 0.2%
Netherlands Antilles                         254,506                 0.2%
Panama                                       294,774                 0.3%
Switzerland                                  685,860                 0.7%
United States                             96,124,836                96.2%
Virgin Islands (British)                      22,264                 0.0%
--------------------------------------------------------------------------
Total                                  $  99,963,479               100.0%
--------------------------------------------------------------------------



Notes to Schedule of Investments (unaudited)

REIT        Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                        Level 3 -
                                                           Level 2 - Other              Significant
                                            Level 1 -      Significant Observable       Unobservable
                                            Quoted Prices  Inputs                       Inputs
-----------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Value Fund
Common Stock                               $   99,963,479          $           --       $           --

Total Investments in Securities            $   99,963,479          $           --       $           --
---------------------------------------------------------  ------- --------------       --------------

Janus Conservative Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 100.0%
Equity Funds -- 40.5%
              850,498 INTECH Risk-Managed Growth Fund - Class I Shares                                $  11,702,858
            1,691,622 INTECH Risk-Managed Value Fund - Class I Shares                                    17,085,378
               22,832 Janus Contrarian Fund - Class I Shares                                                339,278
              119,693 Janus Fund - Class I Shares                                                         3,590,801
              191,617 Janus Global Real Estate Fund - Class I Shares                                      1,852,937
               35,397 Janus Global Select Fund - Class I Shares                                             435,388
               32,427 Janus Growth and Income Fund - Class I Shares                                       1,050,636
            1,032,276 Janus International Equity Fund - Class I Shares                                   12,160,206
              103,948 Janus Overseas Fund - Class I Shares                                                5,339,794
              255,687 Janus Research Fund - Class I Shares                                                7,839,372
              202,373 Janus Triton Fund - Class I Shares                                                  3,634,616
              894,531 Perkins Large Cap Value Fund - Class I Shares                                      12,711,283
               64,791 Perkins Small Cap Value Fund - Class I Shares                                       1,650,232
                                                                                                         79,392,779
Fixed-Income Funds -- 59.5%
            9,735,822 Janus Flexible Bond Fund - Class I Shares                                         101,739,334
              210,030 Janus High-Yield Fund - Class I Shares                                              1,938,580
            4,204,231 Janus Short-Term Bond Fund - Class I Shares                                        12,949,032
                                                                                                        116,626,946
--------------------------------------------------------------------------------------------------------------------

Total Investments (total cost $176,775,720) - 100%                                                    $ 196,019,725
--------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See significant Accounting Policies for more information.

                                                                                                        Level 3
                                                                                    Level 2           Significant
                                                               Level 1         Other Significant      Unobservable
Valuation Inputs Summary (as of March 31, 2011 )           Quoted - Prices     Observable Inputs         Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Conservative Allocation Fund
Mutual Funds
Equity Funds                                                $           --       $   79,392,779      $           --
Fixed-Income Funds                                                      --          116,626,946                  --
Total Investments in Securities                             $           --       $  196,019,725      $           --
--------------------------------------------------------------------------------------------------------------------

Janus Dynamic Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Funds -- 7.2%
Commodity -- 4.5%
               13,713 iShares S&P GSCI Commodity Indexed Trust (ETF)*                                  $    512,190
Currency -- 2.7%
               12,454 WisdomTree Dreyfus Chinese Yuan Fund (ETF)                                            315,818
--------------------------------------------------------------------------------------------------------------------

Total Exchange - Traded Funds  (cost $745,743)                                                              828,008
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 90.0%
Equity Funds -- 68.0%
               19,466 INTECH Risk-Managed Growth Fund - Class I Shares                                      267,859
               31,653 INTECH Risk-Managed International Fund - Class I Shares                               250,692
               27,816 INTECH Risk-Managed Value Fund - Class I Shares                                       280,946
               39,872 Janus Contrarian Fund - Class I Shares                                                592,503
               33,175 Janus Forty Fund - Class I Shares                                                   1,142,224
               19,839 Janus Global Life Sciences Fund - Class I Shares                                      493,187
               23,064 Janus Global Real Estate Fund - Class I Shares                                        223,028
               84,919 Janus Global Select Fund - Class I Shares                                           1,044,509
               18,401 Janus Global Technology Fund - Class I Shares                                         332,314
                    5 Janus Growth and Income Fund - Class I Shares                                             163
               70,429 Janus International Equity Fund - Class I Shares                                      829,649
               14,362 Janus Long/Short Fund - Class I Shares                                                149,938
               23,233 Janus Overseas Fund - Class I Shares                                                1,193,469
                3,398 Janus Research Fund - Class I Shares                                                  104,184
               19,968 Janus Triton Fund - Class I Shares                                                    358,620
                5,774 Perkins Large Cap Value Fund - Class I Shares                                          82,054
               10,760 Perkins Mid Cap Value Fund - Class I Shares                                           257,700
                7,500 Perkins Small Cap Value Fund - Class I Shares                                         191,020
                                                                                                          7,794,059
Fixed-Income Funds -- 22.0%
              141,731 Janus Flexible Bond Fund - Class I Shares                                           1,481,090
               35,142 Janus Global Bond Fund - Class I Shares                                               356,338
               37,072 Janus High-Yield Fund - Class I Shares                                                342,174
              109,717 Janus Short-Term Bond Fund - Class I Shares                                           337,930
                                                                                                          2,517,532
--------------------------------------------------------------------------------------------------------------------
Total Mutual Funds  (cost $8,943,215)                                                                    10,311,591
--------------------------------------------------------------------------------------------------------------------

Money Market -- 2.8%
              324,059 Janus Cash Liquidity Fund LLC, 0% (cost  $324,059)                                    324,059
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,013,017) - 100%                                                       $11,463,658
--------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

ETF   Exchange-Traded Fund

*     Non-income producing security.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                  Level 1 -        Level 2 - Other Significant    Level 3 - Significant
                                  Quoted Prices    Observable Inputs              Unobservable Inputs
--------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Dynamic Allocation Fund
Exchange-Traded Funds              $    828,008                   $         --             $         --
Mutual Funds
Equity Funds                                 --                      7,794,059                       --
Fixed-Income Funds                           --                      2,517,532                       --

Money Market                                 --                        324,059                       --

Total Investments in Securities    $    828,008                   $ 10,635,650             $         --

-------------------------------------------------------------------------------------------------------------

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities -- 2.0%
          $ 6,940,000 Bear Stearns Commercial Mortgage Securities, 5.5370%, 10/12/41                $     7,452,785
            6,197,000 Commercial Mortgage Pass Through Certificates, 5.8148%, 12/10/49^                   6,724,042
            6,480,638 DBUBS Mortgage Trust, 3.7420%, 6/1/17 (144A)                                        6,565,603
            6,322,000 GS Mortgage Securities Corp. II, 5.5600%, 11/10/39                                  6,799,575
            4,012,000 JP Morgan Chase Commercial Mortgage
                      Securities Corp., 5.6330%, 12/5/27 (144A)^                                          4,325,855
                      JPMorgan Chase Commercial Mortgage Securities Corp., 4.3110%, 8/5/32
            6,820,000 (144A)                                                                              6,546,118
            4,012,000 JPMorgan Chase Commercial Mortgage Securities Corp., 5.8633%, 4/15/45               4,408,496
            7,090,000 JPMorgan Chase Commercial Mortgage Securities Corp., 4.7171%, 2/15/46
                      (144A)                                                                              7,114,853
            6,068,000 Morgan Stanley Capital I, 3.8840%, 2/15/16 (144A)                                   6,170,491
            4,050,000 Morgan Stanley Capital I, 4.7530%, 3/10/44                                          4,078,525
            4,000,000 Oxbow Resources LLC, 4.9690%, 5/1/36                                                4,020,000
                                                                                                         64,206,342
--------------------------------------------------------------------------------------------------------------------

Total Asset-Backed/Commercial Mortgage-Backed Securities  (cost $64,279,896)                             64,206,343
--------------------------------------------------------------------------------------------------------------------

Bank Loans -- 2.1%
Aerospace and Defense - Equipment -- 0.5%
           15,338,000 TransDigm Group, Inc., 4.0000%, 2/14/17^                                           15,433,862
Automotive - Cars and Light Trucks -- 0.1%
            4,913,993 Ford Motor Co., 3.1000%, 12/16/13^                                                  4,909,964
Data Processing and Management -- 0.1%
            2,039,888 Fidelity National Information, 5.2500%, 7/18/16^                                    2,051,780
Food - Canned -- 0.5%
           14,962,000 Del Monte Foods Co., 4.5000%, 3/8/18^                                              14,986,987
Retail - Apparel and Shoe -- 0.4%
           12,559,796 Phillips-Van Heusen Corp., 3.5000%, 5/6/16^                                        12,664,419
Retail - Restaurants -- 0.4%
           13,377,333 DineEquity, Inc., 4.2500%, 10/19/17^                                               13,472,045
Telecommunication Equipment -- 0.1%
            3,710,000 CommScope, Inc., 5.0000%, 1/3/18^                                                   3,733,187
--------------------------------------------------------------------------------------------------------------------

Total Bank Loans  (cost $66,710,659)                                                                     67,252,244
--------------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 70.5%
Advertising Services -- 0.4%
            1,399,000 WPP Finance UK, 5.8750%, 6/15/14                                                   $1,538,020
            9,185,000 WPP Finance UK, 8.0000%, 9/15/14                                                   10,706,174
                                                                                                         12,244,194
Agricultural Chemicals -- 1.1%
           19,784,000 CF Industries, Inc., 6.8750%, 5/1/18                                               22,207,540
            6,973,000 CF Industries, Inc., 7.1250%, 5/1/20                                                7,914,355
            6,204,000 Incitec Pivot, Ltd., 4.0000%, 12/7/15 (144A)                                        6,208,703
                                                                                                         36,330,598
Agricultural Operations -- 0.2%
            3,878,000 Archer-Daniels Midland, 4.4790%, 3/1/21                                             3,927,398
            4,075,000 Archer-Daniels Midland, 5.7650%, 3/1/41                                             4,172,274
                                                                                                          8,099,672
Airlines -- 0.1%
            3,608,000 Southwest Airlines Co., 5.2500%, 10/1/14                                            3,853,301
Beverages - Wine and Spirits -- 0.3%
            7,514,000 Constellation Brands, Inc., 7.2500%, 9/1/16                                         8,124,512
Building - Residential and Commercial -- 0.3%
            3,284,000 D.R. Horton, Inc., 7.8750%, 8/15/11                                                 3,316,840
            4,707,000 MDC Holdings, Inc., 5.3750%, 12/15/14                                               4,957,742
                                                                                                          8,274,582
Building Products - Cement and Aggregate -- 1.5%
            1,180,000 CRH America, Inc., 5.6250%, 9/30/11                                                 1,206,276
            4,502,000 CRH America, Inc., 4.1250%, 1/15/16                                                 4,506,385
            6,650,000 CRH America, Inc., 8.1250%, 7/15/18                                                 7,826,684
           16,583,000 CRH America, Inc., 5.7500%, 1/15/21                                                17,016,413
           11,313,000 Hanson, Ltd., 6.1250%, 8/15/16                                                     11,765,520
            7,090,000 Holcim U.S. Finance (U.S. Shares), 6.0000%, 12/30/19 (144A)                         7,430,774
                                                                                                         49,752,052
Cable Television -- 0.4%
           13,417,000 Comcast Corp., 5.1500%, 3/1/20                                                     13,966,574
Chemicals - Diversified -- 1.1%
           17,625,000 LBI Escrow Corp., 8.0000%, 11/1/17 (144A)                                          19,431,562
           13,987,000 Lyondell Chemical Co., 11.0000%, 5/1/18                                            15,700,408
                                                                                                         35,131,970
Chemicals - Specialty -- 0.4%
           12,714,000 Ashland, Inc., 9.1250%, 6/1/17                                                     14,589,315
Coatings and Paint Products -- 0.3%
            9,731,000 RPM International, Inc., 6.1250%, 10/15/19                                         10,207,877
Commercial Banks -- 5.5%
            9,706,000 American Express Bank FSB, 5.5000%, 4/16/13                                        10,410,064
           31,939,000 Bank of Montreal, 2.6250%, 1/25/16 (144A)                                          31,786,811
            8,620,568 CIT Group, Inc., 7.0000%, 5/1/13                                                    8,745,906
           14,422,000 CIT Group, Inc., 5.2500%, 4/1/14 (144A)                                            14,512,426
           16,344,000 CIT Group, Inc., 7.0000%, 5/1/14                                                   16,650,450
           11,963,000 CIT Group, Inc., 6.6250%, 4/1/18 (144A)                                            12,137,887
            6,458,000 Discover Bank, 7.0000%, 4/15/20                                                     7,105,104
           15,868,000 HSBC USA, Inc., 5.0000%, 9/27/20                                                   15,580,630
           20,870,000 Royal Bank of Scotland PLC, 3.9500%, 9/21/15                                       20,885,799
           11,697,000 Royal Bank of Scotland PLC, 4.3750%, 3/16/16                                       11,771,229
           15,873,000 SVB Financial Group, 5.3750%, 9/15/20                                              15,613,207
           11,989,000 Zions Bancorp., 7.7500%, 9/23/14                                                   13,020,246
                                                                                                        178,219,759
Commercial Services - Finance -- 1.0%
           32,115,000 Verisk Analytics, Inc., 5.8000%, 5/1/21                                            32,262,376
Computer Services -- 0.2%
            6,005,000 Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                 6,475,630
Computers - Memory Devices -- 0.7%
            9,165,000 Seagate Technology, 6.3750%, 10/1/11                                                9,371,212
           10,587,000 Seagate Technology, 10.0000%, 5/1/14 (144A)                                        12,333,855
                                                                                                         21,705,067
Consumer Products - Miscellaneous -- 0.1%
            3,554,000 Jarden Corp., 8.0000%, 5/1/16                                                       3,887,188
Containers - Metal and Glass -- 0.5%
            3,284,000 Ball Corp., 7.1250%, 9/1/16                                                         3,591,875
            8,305,000 Ball Corp., 5.7500%, 5/15/21                                                        8,138,900
            3,660,000 Greif, Inc, 6.7500%, 2/1/17                                                         3,861,300
                                                                                                         15,592,075
Data Processing and Management -- 0.3%
           10,565,000 Fiserv, Inc., 3.1250%, 10/1/15                                                     10,514,594
Diversified Banking Institutions -- 7.1%
           16,065,000 Bank of America Corp., 3.6250%, 3/17/16                                            15,838,773
           24,142,000 Bank of America Corp., 5.6250%, 7/1/20                                             24,786,012
           13,939,000 Citigroup, Inc., 5.0000%, 9/15/14                                                  14,555,145
            7,077,000 Citigroup, Inc., 4.7500%, 5/19/15                                                   7,418,140
           29,134,000 Citigroup, Inc., 5.3750%, 8/9/20                                                   29,992,084
           12,990,000 GMAC, Inc., 6.8750%, 9/15/11                                                       13,233,562
            3,286,000 Goldman Sachs Group, Inc., 3.7000%, 8/1/15                                          3,310,247
            9,933,000 Goldman Sachs Group, Inc., 3.6250%, 2/7/16                                          9,839,143
           23,478,000 Goldman Sachs Group, Inc., 5.3750%, 3/15/20                                        23,838,035
            9,020,000 JPMorgan Chase & Co., 6.0000%, 1/15/18                                              9,890,286
            7,402,000 JPMorgan Chase & Co., 4.4000%, 7/22/20                                              7,152,945
           11,149,000 JPMorgan Chase & Co., 4.2500%, 10/15/20                                            10,655,233
           14,224,000 Morgan Stanley, 4.0000%, 7/24/15                                                   14,455,567
            9,368,000 Morgan Stanley, 3.4500%, 11/2/15                                                    9,208,622
           13,119,000 Morgan Stanley, 5.6250%, 9/23/19                                                   13,398,894
            7,437,000 Morgan Stanley, 5.5000%, 7/24/20                                                    7,431,772
           16,168,000 Morgan Stanley, 5.7500%, 1/25/21                                                   16,318,298
                                                                                                        231,322,758
Diversified Financial Services -- 3.2%
            3,795,000 General Electric Capital Corp., 4.8000%, 5/1/13                                     4,032,229
            5,321,000 General Electric Capital Corp., 5.9000%, 5/13/14                                    5,872,947
           26,550,000 General Electric Capital Corp., 6.0000%, 8/7/19                                    28,986,387
           21,392,000 General Electric Capital Corp., 5.5000%, 1/8/20                                    22,633,121
           13,809,000 General Electric Capital Corp., 4.6250%, 1/7/21                                    13,599,407
           24,089,000 General Electric Capital Corp., 5.3000%, 2/11/21                                   24,466,451
            4,159,000 Hyundai Capital Services, Inc., 4.3750%, 7/27/16 (144A)                             4,181,097
                                                                                                        103,771,639
Diversified Minerals -- 0.6%
            3,608,000 Teck Resources, Ltd., 7.0000%, 9/15/12                                              3,854,701
            3,206,000 Teck Resources, Ltd., 9.7500%, 5/15/14                                              3,895,149
            6,801,000 Teck Resources, Ltd., 5.3750%, 10/1/15                                              7,376,140
            2,590,000 Teck Resources, Ltd., 10.2500%, 5/15/16                                             3,114,475
                                                                                                         18,240,465
Diversified Operations -- 0.7%
            5,109,000 SPX Corp, 7.6250%, 12/15/14                                                         5,626,286
           15,431,000 Tyco Electronics Group S.A., 6.0000%, 10/1/12                                      16,448,428
                                                                                                         22,074,714
Diversified Operations - Commercial Services -- 0.3%
            7,856,000 ARAMARK Corp., 8.5000%, 2/1/15                                                      8,189,880
Electric - Integrated -- 1.7%
            7,376,000 Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                       8,039,840
            6,181,000 CMS Energy Corp., 8.5000%, 4/15/11                                                  6,191,705
            6,051,000 CMS Energy Corp., 1.2531%, 1/15/13^                                                 5,975,363
           13,030,000 CMS Energy Corp., 4.2500%, 9/30/15                                                 13,066,354
            9,690,000 CMS Energy Corp., 5.0500%, 2/15/18                                                  9,650,000
            6,328,000 Monongahela Power Co., 6.7000%, 6/15/14                                             6,912,340
            6,079,000 Virginia Electric and Power Co., 5.1000%, 11/30/12                                  6,465,217
                                                                                                         56,300,819
Electronic Components - Semiconductors -- 1.2%
            6,228,000 National Semiconductor Corp., 6.1500%, 6/15/12                                      6,542,863
           18,384,000 National Semiconductor Corp., 3.9500%, 4/15/15                                     18,726,751
           12,938,000 National Semiconductor Corp., 6.6000%, 6/15/17                                     14,236,898
                                                                                                         39,506,512
Electronic Connectors -- 0.5%
           15,325,000 Amphenol Corp., 4.7500%, 11/15/14                                                  16,443,035
Electronic Measuring Instruments -- 0.1%
            4,757,000 Agilent Technologies, Inc., 2.5000%, 7/15/13                                        4,799,385
Electronics - Military -- 1.7%
           32,149,000 L-3 Communications Corp., 6.3750%, 10/15/15                                        33,113,470
            4,491,000 L-3 Communications Corp., 5.2000%, 10/15/19                                         4,684,396
           11,590,000 L-3 Communications Corp., 4.7500%, 7/15/20                                         11,542,782
            6,025,000 L-3 Communications Corp., 4.9500%, 2/15/21                                          6,060,156
                                                                                                         55,400,804
Enterprise Software/Services -- 0.3%
            7,686,000 BMC Software, Inc., 7.2500%, 6/1/18                                                 8,744,424
            2,417,000 CA, Inc., 5.3750%, 12/1/19                                                          2,490,155
                                                                                                         11,234,579
Finance - Auto Loans -- 0.7%
            5,109,000 Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                        5,257,570
            4,996,000 Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                          5,327,065
           10,059,000 Ford Motor Credit Co. LLC, 6.6250%, 8/15/17                                        10,735,478
            2,130,000 Hyundai Capital America, 3.7500%, 4/6/16 (144A)                                     2,098,384
                                                                                                         23,418,497
Finance - Consumer Loans -- 0.5%
           16,171,000 SLM Corp., 6.2500%, 1/25/16                                                        16,858,267
Finance - Credit Card -- 0.3%
            9,795,000 American Express Co., 6.8000%, 9/1/66 ^                                             9,990,900
Finance - Investment Bankers/Brokers -- 1.9%
            8,299,000 Jefferies Group, Inc., 3.8750%, 11/9/15                                             8,281,091
            7,481,000 Jefferies Group, Inc., 8.5000%, 7/15/19                                             8,825,328
           14,633,000 Lazard Group LLC, 7.1250%, 5/15/15                                                 16,075,667
              810,000 Lazard Group LLC, 6.8500%, 6/15/17                                                    862,262
            4,535,000 Schwab Capital Trust I, 7.5000%, 11/15/37 ^                                         4,684,292
           16,158,000 TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                      16,820,656
            5,591,000 TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                       5,916,497
                                                                                                         61,465,793
Food - Canned -- 0.1%
            1,701,000 Blue Merger Sub, Inc., 7.6250%, 2/15/19 (144A)                                      1,724,389
Food - Meat Products -- 1.2%
            1,214,000 Smithfield Foods, Inc., 7.7500%, 5/15/13                                            1,305,050
           35,065,000 Tyson Foods, Inc., 6.8500%, 4/1/16 ^                                               39,185,137
                                                                                                         40,490,187
Food - Miscellaneous/Diversified -- 1.8%
           12,834,000 Corn Products International, Inc., 3.2000%, 11/1/15                                12,812,028
           10,408,000 Corn Products International, Inc., 6.6250%, 4/15/37                                10,878,848
            2,074,000 Dole Food Co., Inc., 13.8750%, 3/15/14                                              2,519,267
            9,258,000 Kraft Foods, Inc., 2.6250%, 5/8/13                                                  9,475,054
            8,690,000 Kraft Foods, Inc., 5.3750%, 2/10/20                                                 9,174,433
           12,782,000 Kraft Foods, Inc., 6.5000%, 2/9/40                                                 13,652,275
                                                                                                         58,511,905
Gas - Distribution -- 0.1%
            1,816,000 Southern Star Central Gas Pipeline, Inc., 6.0000%, 6/1/16 (144A)                    1,945,920
Gold Mining -- 0.2%
            6,306,000 Gold Fields Orogen Holding BVI, Ltd., 4.8750%, 10/7/20 (144A)                       6,051,477
Hotels and Motels -- 1.2%
            6,808,000 Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                         7,048,493
            2,189,000 Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                         2,342,961
            9,601,000 Marriott International, Inc., 4.6250%, 6/15/12                                      9,978,146
            2,691,000 Marriott International, Inc., 5.6250%, 2/15/13                                      2,878,888
            1,903,000 Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                        2,175,129
            2,490,000 Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                         2,704,763
           10,217,000 Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                        11,225,929
                                                                                                         38,354,309
Investment Management and Advisory Services -- 0.9%
            6,445,000 Ameriprise Financial, Inc., 7.3000%, 6/28/19                                        7,698,836
            3,740,000 Ameriprise Financial, Inc., 5.3000%, 3/15/20                                        3,964,340
           10,521,000 Ameriprise Financial, Inc., 7.5180%, 6/1/66^                                       11,047,050
            7,334,000 FMR LLC, 6.4500%, 11/15/39 (144A)                                                   7,220,455
                                                                                                         29,930,681
Life and Health Insurance -- 0.1%
            2,700,000 Prudential Financial, Inc., 4.7500%, 6/13/15                                        2,862,494
Medical - Biomedical and Genetic -- 0.9%
            4,999,000 Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                        5,536,392
            4,759,000 Genzyme Corp., 3.6250%, 6/15/15                                                     4,943,840
            5,958,000 Genzyme Corp., 5.0000%, 6/15/20                                                     6,327,426
           12,146,000 Gilead Sciences, Inc., 4.5000%, 4/1/21                                             12,001,645
                                                                                                         28,809,303
Medical - Drugs -- 0.4%
            6,051,000 Sanofi-Aventis S.A., 2.6250%, 3/29/16^                                              5,998,986
            6,050,000 Sanofi-Aventis S.A., 4.0000%, 3/29/21^                                              5,950,175
                                                                                                         11,949,161
Medical - HMO -- 0.1%
            2,023,000 Health Care Service Corp., 4.7000%, 1/15/21 (144A)                                  2,030,714
Medical - Hospitals -- 0.4%
           12,213,000 HCA, Inc., 9.2500%, 11/15/16                                                       13,144,241
Medical Instruments -- 0.4%
            4,005,000 Boston Scientific Corp., 4.5000%, 1/15/15                                           4,130,701
            8,014,000 Boston Scientific Corp., 6.0000%, 1/15/20                                           8,397,205
                                                                                                         12,527,906
Medical Products -- 0.2%
            6,314,000 CareFusion Corp., 4.1250%, 8/1/12                                                   6,522,192
Metal Processors and Fabricators -- 0.1%
            2,189,000 Timken Co., 6.0000%, 9/15/14                                                        2,414,566
Money Center Banks -- 0.3%
            6,067,000 Lloyds TSB Bank PLC, 4.8750%, 1/21/16                                               6,255,829
            4,854,400 Lloyds TSB Bank PLC, 6.3750%, 1/21/21                                               5,058,751
                                                                                                         11,314,580
Multi-Line Insurance -- 2.0%
           10,016,000 American International Group, Inc., 5.4500%, 5/18/17                               10,281,815
           32,052,000 American International Group, Inc., 6.4000%, 12/15/20                              34,208,907
            9,668,000 MetLife, Inc., 2.3750%, 2/6/14                                                      9,681,081
            4,214,000 MetLife, Inc., 6.7500%, 6/1/16                                                      4,871,148
            4,932,000 MetLife, Inc., 7.7170%, 2/15/19                                                     5,995,216
                                                                                                         65,038,167
Multimedia -- 0.7%
           14,478,000 NBC Universal, Inc., 2.8750%, 4/1/16 (144A)                                        14,143,659
            8,348,000 NBC Universal, Inc., 5.9500%, 4/1/41 (144A)                                         7,999,613
                                                                                                         22,143,272
Non-Hazardous Waste Disposal -- 0.3%
            8,855,000 Allied Waste North America, Inc., 7.1250%, 5/15/16                                  9,242,406
Oil and Gas Drilling -- 1.6%
            6,088,000 Ensco PLC, 3.2500%, 3/15/16                                                         6,065,608
           10,146,000 Ensco PLC, 4.7000%, 3/15/21                                                        10,070,980
           33,073,000 Nabors Industries, Inc., 5.0000%, 9/15/20                                          32,850,981
            2,412,000 Noble Holding International, Ltd., 3.4500%, 8/1/15                                  2,462,404
                                                                                                         51,449,973
Oil Companies - Exploration and Production -- 0.5%
            9,473,000 Forest Oil Corp., 8.0000%, 12/15/11                                                 9,899,285
            5,345,000 Forest Oil Corp., 8.5000%, 2/15/14                                                  5,959,675
                                                                                                         15,858,960
Oil Companies - Integrated -- 1.4%
           18,124,000 BP Capital Markets PLC, 3.1250%, 10/1/15                                           18,225,331
            8,375,000 BP Capital Markets PLC, 4.5000%, 10/1/20                                            8,310,990
            7,905,000 Petrobras International Finance Co., 3.8750%, 1/27/16                               7,957,845
            7,966,000 Petrobras International Finance Co., 5.3750%, 1/27/21                               7,990,042
            1,789,000 Petrobras International Finance Co., 6.7500%, 1/27/41                               1,843,040
                                                                                                         44,327,248
Oil Refining and Marketing -- 0.6%
            7,385,000 Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                     8,073,629
           12,297,000 NuStar Logistics L.P., 4.8000%, 9/1/20                                             12,095,588
                                                                                                         20,169,217
Paper and Related Products -- 0.6%
           20,628,000 Georgia-Pacific LLC, 5.4000%, 11/1/20 (144A)                                       20,369,593
Pipelines -- 2.2%
            6,070,000 Buckeye Partners L.P., 4.8750%, 2/1/21                                              6,029,616
           10,529,000 DCP Midstream Operating L.P., 3.2500%, 10/1/15                                     10,317,578
            1,871,000 El Paso Pipeline Partners Operating Co. LLC, 6.5000%, 4/1/20                        2,057,414
            3,649,000 Energy Transfer Partners L.P., 5.9500%, 2/1/15                                      4,000,570
            2,304,000 Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                2,536,971
           15,883,000 Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                     16,657,296
           13,824,000 Plains All American Pipeline L.P., 3.9500%, 9/15/15                                14,255,945
           12,143,000 Plains All American Pipeline L.P. / PAA Finance Corp., 5.0000%, 2/1/21             12,179,101
            3,778,000 Williams Partners L.P., 3.8000%, 2/15/15                                            3,910,910
                                                                                                         71,945,401
Property and Casualty Insurance -- 0.2%
            4,831,000 Fidelity National Financial, Inc., 6.6000%, 5/15/17                                 4,997,689
Publishing - Newspapers -- 0.2%
            1,665,000 Gannett Co., Inc., 6.3750%, 9/1/15 (144A)                                           1,731,600
            5,992,000 Gannett Co., Inc., 7.1250%, 9/1/18 (144A)                                           6,006,980
                                                                                                          7,738,580
Publishing - Periodicals -- 0.5%
           15,982,000 United Business Media, Ltd., 5.7500%, 11/3/20 (144A)                               15,546,011
Real Estate Management/Services -- 0.7%
            3,800,000 AMB Property L.P., 6.1250%, 12/1/16                                                 4,158,621
            5,303,000 AMB Property L.P., 4.0000%, 1/15/18                                                 5,131,459
            4,979,000 AMB Property L.P., 6.6250%, 12/1/19                                                 5,498,364
            7,531,000 CB Richard Ellis Services, Inc., 6.6250%, 10/15/20                                  7,756,930
                                                                                                         22,545,374
Real Estate Operating/Development -- 0.3%
           10,548,000 Post Apartment Homes L.P., 4.7500%, 10/15/17                                       10,374,844
Reinsurance -- 1.6%
           15,325,000 Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                 15,865,957
           11,221,000 Berkshire Hathaway, Inc., 1.4000%, 2/10/12                                         11,315,156
           11,221,000 Berkshire Hathaway, Inc., 2.1250%, 2/11/13                                         11,459,502
           11,403,000 Berkshire Hathaway, Inc., 3.2000%, 2/11/15                                         11,737,815
                                                                                                         50,378,430
REIT - Diversified -- 0.7%
            6,247,000 Goodman Funding Pty, Ltd., 6.3750%, 11/12/20 (144A)                                 6,278,085
           16,200,000 Goodman Funding Pty, Ltd., 6.3750%, 4/15/21                                        16,165,202
                                                                                                         22,443,287
REIT - Health Care -- 1.1%
            1,987,000 HCP, Inc., 2.7000%, 2/1/14                                                          1,992,951
            2,028,000 HCP, Inc., 3.7500%, 2/1/16                                                          2,038,251
            1,987,000 HCP, Inc., 5.3750%, 2/1/21                                                          2,006,635
            6,330,000 Senior Housing Properties Trust, 6.7500%, 4/15/20                                   6,700,463
            4,176,000 Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                          4,322,841
            6,933,000 Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                          7,167,419
           11,505,000 Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                         12,197,843
                                                                                                         36,426,403
REIT - Hotels -- 0.7%
            5,523,000 Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                        5,605,845
           15,420,000 Host Hotels & Resorts L.P., 6.7500%, 6/1/16                                        15,901,875
                                                                                                         21,507,720
REIT - Office Property -- 0.7%
            3,746,000 Reckson Operating Partnership L.P., 6.0000%, 3/31/16                                3,989,115
           18,044,000 Reckson Operating Partnership L.P., 7.7500%, 3/15/20                               20,265,397
                                                                                                         24,254,512
REIT - Regional Malls -- 1.4%
           27,952,000 Rouse Co. L.P., 6.7500%, 5/1/13 (144A)                                             28,895,380
           15,226,000 Rouse Co. L.P., 6.7500%, 11/9/15                                                   15,835,040
                                                                                                         44,730,420
REIT - Shopping Centers -- 0.2%
            6,011,000 Developers Diversified Realty Corp., 4.7500%, 4/15/18                               5,851,162
Resorts and Theme Parks -- 0.5%
           15,005,000 Vail Resorts, Inc., 6.7500%, 2/15/14                                               15,192,562
Retail - Apparel and Shoe -- 0.2%
            7,547,000 Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                         7,980,952
Retail - Computer Equipment -- 0%
            1,082,000 GameStop Corp., 8.0000%, 10/1/12                                                    1,104,993
Retail - Regional Department Stores -- 0.7%
            4,926,000 Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                      5,270,820
           10,636,000 Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                     11,433,700
            5,657,000 Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                       5,727,712
                                                                                                         22,432,232
Retail - Restaurants -- 0.3%
           10,541,000 Brinker International, 5.7500%, 6/1/14                                             11,096,384
Shipbuilding -- 0.2%
            3,096,000 Huntington Ingalls Industries, Inc., 6.8750%, 3/15/18 (144A)                        3,231,450
            2,966,000 Huntington Ingalls Industries, Inc., 7.1250%, 3/15/21 (144A)                        3,092,055
                                                                                                          6,323,505
Steel - Producers -- 0.3%
            2,463,000 ArcelorMittal, 5.3750%, 6/1/13                                                      2,619,433
            5,864,000 Steel Dynamics, Inc., 6.7500%, 4/1/15                                               6,003,270
                                                                                                          8,622,703
Super-Regional Banks -- 1.2%
            6,056,000 KeyCorp, 5.1000%, 3/24/21                                                           6,018,616
            4,379,000 National City Corp., 6.8750%, 5/15/19                                               4,999,053
            3,778,000 PNC Funding Corp., 3.6250%, 2/8/15                                                  3,905,874
            8,188,000 SunTrust Banks, Inc., 3.6000%, 4/15/16                                              8,139,167
           15,943,000 Wells Fargo & Co., 4.6000%, 4/1/21                                                 15,766,113
                                                                                                         38,828,823
Telecommunication Services -- 0.2%
            5,559,000 Virgin Media Secured Finance PLC, 6.5000%, 1/15/18                                  6,073,207
Telephone - Integrated -- 2.1%
            3,906,000 Qwest Communications International, Inc., 7.5000%, 2/15/14                          3,969,473
           35,752,000 Qwest Communications International, Inc., 7.1250%, 4/1/18  (144A)                  38,567,470
            7,509,000 Sprint Capital Corp., 8.3750%, 3/15/12                                              7,921,995
            8,184,000 Telefonica Emisiones SAU, 3.9920%, 2/16/16                                          8,223,602
            8,184,000 Telefonica Emisiones SAU, 5.4620%, 2/16/21                                          8,288,019
                                                                                                         66,970,559
Television -- 0.4%
            9,779,000 CBS Corp., 8.2000%, 5/15/14                                                        11,461,800
            2,940,000 CBS Corp., 4.3000%, 2/15/21                                                         2,778,967
                                                                                                         14,240,767
Transportation - Railroad -- 0.9%
            2,598,157 CSX Corp., 8.3750%, 10/15/14                                                        3,012,433
            1,099,000 Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                        1,142,960
           15,727,000 Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18                       17,142,430
            5,382,000 Kansas City Southern de Mexico S.A. de C.V., 6.6250%, 12/15/20 (144A)               5,489,640
            1,577,000 Kansas City Southern Railway, 13.0000%, 12/15/13                                    1,880,573
                                                                                                         28,668,036
Transportation - Services -- 1.2%
           17,902,000 Asciano Finance, Ltd., 5.0000%, 4/7/18 (144A)@                                     17,804,971
           16,738,000 Asciano Finance, Ltd., 4.6250%, 9/23/20 (144A)                                     15,852,610
            4,540,000 Ryder System, Inc., 3.6000%, 3/1/16                                                 4,586,749
                                                                                                         38,244,330
Transportation - Truck -- 0.5%
           15,861,000 JB Hunt Transport Services, Inc., 3.3750%, 9/15/15                                 15,721,820
--------------------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $2,229,277,533)                                                          2,285,672,949
--------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Diversified Banking Institutions- 0.1%
           152,275  Citigroup Capital, 7.8750% (cost $11,930,892)                                        12,403,295
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes/Bonds -- 24.0%
               U.S. Treasury Notes/Bonds:
           20,372,000   1.0000%,  10/31/11                                                               20,465,895
           15,905,000   1.1250%,  1/15/12                                                                16,011,866
           37,617,000   0.8750%,  1/31/12                                                                37,803,618
           30,339,000   4.6250%,  2/29/12                                                                31,531,232
           90,681,000   0.8750%,  2/29/12                                                                91,155,262
           22,614,000   1.3750%,  5/15/12                                                                22,865,762
            2,338,000   1.5000%,  7/15/12                                                                 2,369,965
           29,984,000   0.6250%,  7/31/12                                                                30,052,064
            5,692,000   1.3750%,  1/15/13                                                                 5,759,370
           24,474,000   1.3750%,  2/15/13                                                                24,763,674
            2,562,000   1.7500%,  4/15/13                                                                 2,610,447
           58,284,000   1.1250%,  6/15/13                                                                58,570,757
           95,578,000   1.0000%,  7/15/13                                                                95,727,102
            5,087,000   0.7500%,  8/15/13                                                                 5,061,168
            5,756,000   2.7500%,  10/31/13                                                                6,005,574
           29,256,000   1.7500%,  1/31/14                                                                29,715,407
            1,905,000   1.2500%,  2/15/14                                                                 1,906,191
            5,858,000   1.8750%,  2/28/14                                                                 5,966,467
            4,053,000   1.7500%,  3/31/14                                                                 4,111,262
           28,490,000   2.2500%,  5/31/14**                                                              29,289,059
           13,906,000   2.6250%,  7/31/14                                                                14,444,857
            7,666,000   2.3750%,  8/31/14                                                                 7,891,189
           21,014,000   2.3750%,  9/30/14                                                                21,619,792
            5,110,000   2.6250%,  12/31/14                                                                5,290,444
           18,362,000   2.2500%,  1/31/15                                                                18,740,716
           11,874,000   2.3750%,  2/28/15                                                                12,163,488
           12,771,000   2.5000%,  3/31/15                                                                13,135,229
           15,621,690   0.5000%,  4/15/15 ##                                                             16,214,830
           16,824,000   2.5000%,  4/30/15                                                                17,282,723
              708,000   2.1250%,  5/31/15                                                                   715,746
            1,202,000   1.8750%,  6/30/15                                                                 1,201,342
           14,317,000   1.7500%,  7/31/15                                                                14,209,622
            2,920,000   1.2500%,  9/30/15                                                                 2,823,958
            1,540,000   1.2500%,  10/31/15                                                                1,485,980
           27,310,000   2.0000%,  1/31/16                                                                27,111,566
            4,437,000   2.1250%,  2/29/16                                                                 4,423,134
           10,253,000   5.2500%,  2/15/29                                                                11,547,441
            5,044,000   4.3750%,  11/15/39                                                                4,934,449
           12,087,000   4.6250%,  2/15/40                                                                12,324,969
           20,041,000   3.8750%,  8/15/40                                                                17,933,569
           26,945,000   4.2500%,  11/15/40                                                               25,770,360
            5,007,000   4.7500%,  2/15/41                                                                 5,204,151
--------------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $770,769,947)                                                    778,211,697
--------------------------------------------------------------------------------------------------------------------

Money Market -- 1.0%
           31,471,531 Janus Cash Liquidity Fund LLC, 0%,   (cost  $31,471,531)                           31,471,531
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,174,440,458) - 100%                                                $3,239,218,059
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
-------------------------------------------------------------------------
                                                          % of Investment
Country                                        Value           Securities
Australia                           $     62,309,571                 1.9%
Canada                                    66,684,572                 2.1%
Cayman Islands                            41,958,398                 1.3%
France                                    11,949,161                 0.4%
Jersey                                    15,546,011                 0.5%
Luxembourg                                26,498,635                 0.8%
Mexico                                    23,775,030                 0.7%
South Korea                                4,181,097                 0.1%
Spain                                     16,511,621                 0.5%
United Kingdom                           116,727,438                 3.6%
United States++                        2,847,025,048                87.9%
Virgin Islands (British)                   6,051,477                 0.2%
--------------------------------------------------------------------------
Total                               $  3,239,218,059               100.0%
--------------------------------------------------------------------------

++ Includes Cash Equivalents (86.9% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

REIT        Real Estate Investment Trust

ULC         Unlimited Liability Company

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

**    A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open future contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

^     Rate is subject to change. Rate shown reflects current rate.

##    Security is a U.S. Treasury Inflation-Protected Security (TIPS)

@     Schedule of Restricted and Illiquid Securities (as of March 31, 2011)

                                                                                                    Value as a % of
                                        Acquisition Date   Acquisition Cost              Value    Total Investments
--------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Asciano Finance, Ltd.
5.0000%, 4/7/18                                3/31/2011      $  17,804,971      $  17,804,971                 0.6%

--------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of March 31, 2011. The issuer incurs all registration costs.


144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                Value as a % of
Fund                                               Value      Total Investments
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                   $ 368,233,030                  11.4%
--------------------------------------------------------------------------------



The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Flexible Bond Fund

Asset-Backed/Commercial Mortgage-Backed
Securities                                $           --   $   64,206,343       $           --
---------------------------------------------------------------------------------------------------
Bank Loans                                                     67,252,244
---------------------------------------------------------------------------------------------------
Corporate Bonds                                       --    2,285,672,949                   --
---------------------------------------------------------------------------------------------------
Preferred Stock                                       --       12,403,295                   --
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                             --      778,211,697                   --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                          --       31,471,531                   --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

Total Investments in Securities           $           --   $3,239,218,059       $           --
---------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                           $ 18,504,846

Janus Global Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                   Value
--------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities -- 1.0%
            $  23,000 Bear Stearns Commercial Mortgage Securities, 5.5370%, 10/12/41                     $   24,700
               17,000 Commercial Mortgage Pass Through Certificates, 5.8148%, 12/10/49 ^                     18,446
               21,952 DBUBS Mortgage Trust, 3.7420%, 6/1/17 (144A)                                           22,239
               21,000 GS Mortgage Securities Corp. II, 5.5600%, 11/10/39                                     22,586
               13,000 JPMorgan Chase Commercial Mortgage Securities Corp., 5.6330%, 12/5/27 ^                14,017
               23,000 JPMorgan Chase Commercial Mortgage Securities Corp., 4.3110%, 8/5/32 (144A)            22,076
               13,000 JPMorgan Chase Commercial Mortgage Securities Corp., 5.8633%, 4/15/45(144A)            14,285
               21,000 Morgan Stanley Capital I, 3.8840%, 2/15/16 (144A)                                      21,355
                                                                                                            159,704
--------------------------------------------------------------------------------------------------------------------

Total Asset-Backed/Commercial Mortgage-Backed Securities  (cost $159,856)                                   159,704
--------------------------------------------------------------------------------------------------------------------

Bank Loans -- 0.3%
Food - Canned -- 0.3%
               51,000 Del Monte Foods Co., 4.5000%, 11/27/17  (cost  $50,875)^                               51,085
--------------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 57.0%
Agricultural Chemicals -- 0.5%
              $46,000 CF Industries, Inc., 6.8750%, 5/1/18                                                   51,635
               25,000 CF Industries, Inc., 7.1250%, 5/1/20                                                   28,375
                                                                                                             80,010
Agricultural Operations -- 0.2%
               14,000 Archer-Daniels Midland, 4.4790%, 3/1/21                                                14,178
               15,000 Archer-Daniels Midland, 5.7650%, 3/1/41                                                15,358
                                                                                                             29,536
Apparel Manufacturers -- 0.8%
               40,000 Levi Strauss & Co., 8.8750%, 4/1/16                                                    41,700
              100,000 Quiksilver, Inc., 6.8750%, 4/15/15                                                     99,000
                                                                                                            140,700
Beverages - Wine and Spirits -- 0.6%
               26,000 Constellation Brands, Inc., 7.2500%, 9/1/16                                            28,113
               50,000 Pernod-Ricard SA, 4.8750%, 3/18/16**                                                   70,604
                                                                                                             98,717
Building Products - Cement and Aggregate -- 1.6%
               50,000 CRH America, Inc., 4.1250%, 1/15/16                                                    50,049
              105,000 CRH America, Inc., 5.7500%, 1/15/21                                                   107,744
               75,000 Lafarge S.A., 5.3750%, 11/29/18**                                                     105,256
                                                                                                            263,049
Cable Television -- 0.3%
               45,000 Comcast Corp., 5.1500%, 3/1/20                                                         46,843
Cellular Telecommunications -- 0.4%
               50,000 America Movil SAB de CV, 4.7500%, 6/28/22                                              71,159
Chemicals - Diversified -- 1.8%
              175,000 LBI Escrow Corp., 8.0000%, 11/1/17 (144A)                                             192,937
              100,000 Lyondell Chemical Co., 11.0000%, 5/1/18                                               112,250
                                                                                                            305,187
Commercial Banks -- 7.9%
               50,000 Barclays Bank PLC, 4.8750%, 8/13/19**                                                  70,269
               50,000 BBVA Senior Finance SAU, 3.8750%, 8/6/15**                                             68,421
               53,000 CIT Group, Inc., 5.2500%, 4/1/14 (144A)                                                53,333
               51,000 CIT Group, Inc., 7.0000%, 5/1/14                                                       51,956
               44,000 CIT Group, Inc., 6.6250%, 4/1/18 (144A)                                                44,643
              100,000 Commonwealth Bank of Austrailia, 4.2500%, 4/6/18                                      141,444
               50,000 Danske Bank A/S, 4.7500%, 6/4/14**                                                     73,040
              100,000 Nordea Bank AB, 3.7500%, 2/24/17**                                                    139,199
               35,000 Rabobank Nederland NV, 4.3750%, 5/5/16**                                               50,966
               41,000 Royal Bank of Scotland PLC, 4.3750%, 3/16/16**                                         41,260
               50,000 Royal Bank of Scotland PLC, 6.9340%, 4/9/18**                                          69,416
               50,000 Royal Bank of Scotland PLC, 5.6250%, 8/24/20**                                         49,892
               50,000 Santander Issuances S.A Unipersonal, 4.7500%, 5/29/19** ,^                             65,725
              100,000 Santander US Debt S.A. Unipersonal, 3.7240%, 1/20/15**                                 96,705
              150,000 Standard Chartered PLC, 3.6250%, 12/15/15**                                           210,494
               50,000 Unione di Banche Italiane SCPA, 4.9390%, 6/25/14**                                     71,401
               15,000 Zions Bancorp., 7.7500%, 9/23/14                                                       16,290
                                                                                                          1,314,454
Commercial Services - Finance -- 0.7%
              118,000 Verisk Analytics, Inc., 5.8000%, 5/1/21                                               118,541
Computer Services -- 0%
                2,000 Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                     2,157
Computers - Memory Devices -- 0.2%
               24,000 Seagate Technology, 10.0000%, 5/1/14 (144A)                                            27,960
Consumer Products - Miscellaneous -- 1.3%
               13,000 Jarden Corp., 8.0000%, 5/1/16                                                          14,219
               70,000 Jarden Corp., 7.5000%, 5/1/17                                                          74,725
              125,000 Reynolds Group Issuer, Inc., 9.0000%, 4/15/19 (144A)                                  129,375
                                                                                                            218,319
Containers - Metal and Glass -- 1.0%
              100,000 Ardagh Packaging Finance PLC, 9.2500%, 10/15/20**                                     148,076
               14,000 Greif, Inc, 6.7500%, 2/1/17                                                            14,770
                                                                                                            162,846
Data Processing and Management -- 0.3%
               50,000 Fiserv, Inc., 3.1250%, 10/1/15                                                         49,761
Diversified Banking Institutions -- 7.5%
               55,000 Bank of America Corp., 3.6250%, 3/17/16                                                54,226
              230,000 Bank of America Corp., 5.6250%, 7/1/20                                                236,135
              100,000 BNP Parabis, 3.5000%, 3/7/16**                                                        139,723
               75,000 Citigroup, Inc., 5.0000%, 9/15/14                                                      78,315
               75,000 Citigroup, Inc., 5.3750%, 8/9/20                                                       77,209
               50,000 Credit Suisse Group Finance, Inc., 3.6250%, 9/14/20 ^                                  67,476
               33,000 Goldman Sachs Group, Inc., 3.6250%, 2/7/16                                             32,688
              145,000 Goldman Sachs Group, Inc., 5.3750%, 3/15/20                                           147,224
               65,000 JPMorgan Chase & Co., 6.0000%, 1/15/18                                                 71,271
              100,000 Morgan Stanley, 3.4500%, 11/2/15                                                       98,299
               50,000 Morgan Stanley, 4.0000%, 11/17/15                                                      69,005
              105,000 Morgan Stanley, 5.6250%, 9/23/19                                                      107,240
               50,000 UniCredit SpA, 4.8750%, 2/12/13**                                                      72,194
                                                                                                          1,251,005
Diversified Financial Services -- 1.1%
              105,000 General Electric Capital Corp., 4.3750%, 9/16/20                                      102,039
               82,000 General Electric Capital Corp., 5.3000%, 2/11/21                                       83,285
                                                                                                            185,324
Diversified Operations - Commercial Services -- 0.2%
               28,000 ARAMARK Corp., 8.5000%, 2/1/15                                                         29,190
Electric - Integrated -- 0.5%
               26,000 Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                          28,340
               14,000 CMS Energy Corp., 4.2500%, 9/30/15                                                     14,039
               36,000 CMS Energy Corp., 5.0500%, 2/15/18                                                     35,851
                                                                                                             78,230
Electronic Components - Semiconductors -- 1.1%
               70,000 National Semiconductor Corp., 3.9500%, 4/15/15                                         71,305
              100,000 STATS ChipPAC, Ltd., 7.5000%, 8/12/15 (144A)**                                        109,000
                                                                                                            180,305
Electronics - Military -- 1.6%
              200,000 L-3 Communications Corp., 6.3750%, 10/15/15                                           206,000
               39,000 L-3 Communications Corp., 4.7500%, 7/15/20                                             38,841
               20,000 L-3 Communications Corp., 4.9500%, 2/15/21                                             20,117
                                                                                                            264,958
Enterprise Software/Services -- 0.1%
                8,000 CA, Inc., 5.3750%, 12/1/19                                                              8,242
Finance - Auto Loans -- 2.3%
              100,000 Fiat Industrial Finance Europe S.A., 6.2500%, 3/9/18**                                140,636
              100,000 Ford Motor Credit Co. LLC, 6.6250%, 8/15/17                                           106,725
              125,000 Ford Motor Credit Co. LLC, 8.1250%, 1/15/20                                           143,180
                                                                                                            390,541
Finance - Consumer Loans -- 0.9%
               58,000 SLM Corp., 6.2500%, 1/25/16                                                            60,465
              100,000 Springleaf Finance Corp, 6.9000%, 12/15/17                                             91,375
                                                                                                            151,840
Finance - Investment Bankers/Brokers -- 0.2%
               19,000 Lazard Group LLC, 7.1250%, 5/15/15                                                     20,873
                3,000 Lazard Group LLC, 6.8500%, 6/15/17                                                      3,194
                                                                                                             24,067
Food - Canned -- 0%
                5,000 Blue Merger Sub, Inc., 7.6250%, 2/15/19 (144A)                                          5,069
Food - Meat Products -- 0.4%
               50,000 Campofrio Food Group SA, 8.2500%, 10/31/16**                                           72,621
Food - Miscellaneous/Diversified -- 0.6%
               50,000 Kraft Foods, Inc., 2.6250%, 5/8/13                                                     51,172
               50,000 Kraft Foods, Inc., 6.5000%, 2/9/40                                                     53,405
                                                                                                            104,577
Gambling - Non-Hotel -- 0.4%
               50,000 Codere Finance Luxembourg S.A., 8.2500%, 6/15/15**                                     72,090
Hotels and Motels -- 0.3%
               50,000 Marriott International, Inc., 5.6250%, 2/15/13                                         53,491
Lottery Services -- 0.4%
               50,000 Lottomatica SpA, 5.3750%, 2/2/18**                                                     68,987
Medical - Biomedical and Genetic -- 0.3%
                2,000 Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                            2,215
               44,000 Gilead Sciences, Inc., 4.5000%, 4/1/21                                                 43,477
                                                                                                             45,692
Medical - Drugs -- 0.3%
               23,000 Sanofi-Aventis S.A., 2.6250%, 3/29/16**,^                                              22,802
               23,000 Sanofi-Aventis S.A., 4.0000%, 3/29/21  **,^                                            22,621
                                                                                                             45,423
Medical - HMO -- 0%
                7,000 Health Care Service Corp., 4.7000%, 1/15/21 (144A)                                      7,027
Medical Instruments -- 0.3%
               14,000 Boston Scientific Corp., 4.5000%, 1/15/15                                              14,439
               27,000 Boston Scientific Corp., 6.0000%, 1/15/20                                              28,291
                                                                                                             42,730
Money Center Banks -- 1.2%
               20,000 Lloyds TSB Bank PLC, 4.8750%, 1/21/16**                                                20,622
              100,000 Lloyds TSB Bank PLC, 5.8000%, 1/13/20**                                               100,099
               50,000 Lloyds TSB Bank PLC, 6.5000%, 3/24/20**                                                67,346
               15,600 Lloyds TSB Bank PLC, 6.3750%, 1/21/21**                                                16,257
                                                                                                            204,324
Multi-Line Insurance -- 2.2%
               50,000 American International Group Inc., 8.0000%, 5/22/38 ^                                  70,850
               33,000 American International Group, Inc., 5.4500%, 5/18/17                                   33,876
              173,000 American International Group, Inc., 6.4000%, 12/15/20                                 184,642
               50,000 MetLife Inc., 5.2500%, 6/29/20                                                         79,881
                                                                                                            369,249
Multimedia -- 0.5%
               50,000 WPP PLC, 6.0000%, 4/4/17**                                                             85,464
Oil and Gas Drilling -- 1.8%
               21,000 Ensco PLC, 3.2500%, 3/15/16**                                                          20,923
               36,000 Ensco PLC, 4.7000%, 3/15/21**                                                          35,734
              249,000 Nabors Industries, Inc., 5.0000%, 9/15/20                                             247,328
                                                                                                            303,985
Oil Companies - Integrated -- 1.6%
               50,000 BP Capital Markets PLC, 3.8300%, 10/6/17**                                             69,951
               28,000 Petrobras International Finance Co., 3.8750%, 1/27/16                                  28,187
               28,000 Petrobras International Finance Co., 5.3750%, 1/27/21                                  28,085
                5,000 Petrobras International Finance Co., 6.7500%, 1/27/41                                   5,151
               95,000 Shell International, 4.3750%, 5/14/18**                                               140,646
                                                                                                            272,020
Oil Refining and Marketing -- 0.4%
               75,000 Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                        71,250
Paper and Related Products -- 1.7%
              143,000 Georgia-Pacific LLC, 5.4000%, 11/1/20 (144A)                                          141,209
               50,000 M-real OYJ, 8.7500%, 4/1/13**, ^                                                       75,632
               50,000 Smurfit Kappa Acquisitions, 7.7500%, 11/15/19**                                        74,215
                                                                                                            291,056
Pipelines -- 1.0%
               19,000 Buckeye Partners L.P., 4.8750%, 2/1/21                                                 18,874
               50,000 Plains All American Pipeline L.P., 3.9500%, 9/15/15                                    51,562
               37,000 Plains All American Pipeline L.P. / PAA Finance Corp., 5.0000%, 2/1/21                 37,110
               50,000 TransCanada PipeLines Ltd., 3.4000%, 6/1/15**                                          51,483
                                                                                                            159,029
Property Trust -- 0.9%
               50,000 Prologis International Funding SA, 7.6250%, 10/23/14**                                 74,392
                      WT Finance Aust Pty Ltd. / Westfield Europe Finance PLC / WEA Finance
               50,000 LLC, 5.5000%, 6/27/17                                                                  83,100
                                                                                                            157,492
Publishing - Newspapers -- 0.1%
               20,000 Gannett Co., Inc., 7.1250%, 9/1/18 (144A)                                              20,050
REIT - Diversified -- 0.9%
               50,000 Gecina SA, 4.5000%, 9/19/14**                                                          71,509
               50,000 Unibail-Rodamco SE, 4.6250%, 9/23/16**                                                 73,295
                                                                                                            144,804
REIT - Health Care -- 0.3%
                6,000 HCP, Inc., 2.7000%, 2/1/14                                                              6,018
                6,000 HCP, Inc., 3.7500%, 2/1/16                                                              6,031
                7,000 HCP, Inc., 5.3750%, 2/1/21                                                              7,069
               33,000 Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                             34,987
                                                                                                             54,105
REIT - Regional Malls -- 0.9%
              105,000 Rouse Co. L.P., 6.7500%, 11/9/15 (144A)                                               109,200
               35,000 Rouse Co. L.P., 6.7500%, 5/1/13                                                        36,181
                                                                                                            145,381
REIT - Shopping Centers -- 0.1%
               21,000 Developers Diversified Realty Corp., 4.7500%, 4/15/18                                  20,442
Shipbuilding -- 0.1%
               11,000 Huntington Ingalls Industries, Inc., 6.8750%, 3/15/18 (144A)                           11,481
               11,000 Huntington Ingalls Industries, Inc., 7.1250%, 3/15/21 (144A)                           11,468
                                                                                                             22,949
Steel - Producers -- 0.1%
               20,000 Steel Dynamics, Inc., 6.7500%, 4/1/15                                                  20,475
Super-Regional Banks -- 0.7%
               23,000 KeyCorp, 5.1000%, 3/24/21                                                              22,858
               30,000 SunTrust Banks, Inc., 3.6000%, 4/15/16                                                 29,821
               59,000 Wells Fargo & Co., 4.6000%, 4/1/21                                                     58,345
                                                                                                            111,024
Telecommunication Services -- 0.5%
               50,000 Virgin Media Secured Finance PLC, 7.0000%, 1/15/18**                                   86,716
Telephone - Integrated -- 3.9%
              296,000 Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                      319,310
              100,000 Telecom Italia SpA, 5.3750%, 1/29/19**                                                142,266
               50,000 Telefonica Emisiones SAU, 5.4310%, 2/3/14**                                            74,340
              100,000 Virgin Media Finance PLC, 9.5000%, 8/15/16**                                          113,750
                                                                                                            649,666
Transportation - Railroad -- 1.1%
              100,000 Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                          104,000
               65,000 Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18                           70,850
                                                                                                            174,850
Transportation - Services -- 0.5%
               79,000 Asciano Finance, Ltd., 5.0000%, 4/7/18                                                 78,572
Water -- 0.4%
               50,000 Veolia Environnement, 4.2470%, 1/6/21**                                                69,059
--------------------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $9,409,980)                                                                  9,522,610
--------------------------------------------------------------------------------------------------------------------

Foreign Government Bonds -- 11.0%
              130,000 Australia Government Bond, 4.7500%, 6/15/16                                           131,395
               Bundesobligation:
               24,000   4.0000%,  10/11/13**                                                                 35,719
              204,000   2.0000%,  2/26/16**                                                                 280,262
                                                                                                            315,981
               Bundesrepublik Deutschland:
              232,000   2.5000%,  1/4/21**                                                                  305,609
               39,000   3.2500%,  7/4/42**                                                                   49,636
                                                                                                            355,245

              234,000    Bundesschatzanweisungen, 1.0000%, 12/14/12**                                       327,790
               Spain Government Bond:
               49,000   3.2500%,  4/30/16**                                                                  65,824
               25,000   4.8500%,  10/31/20**                                                                 34,479
               29,000   5.5000%,  4/30/21**                                                                  41,806
                5,000   4.7000%,  7/30/41**                                                                   5,797
                                                                                                            147,906
               United Kingdom Gilt:
               96,000   4.5000%,  3/7/13**                                                                  163,205
               78,000   2.2500%,  3/7/14**                                                                  126,624
               82,000   4.0000%,  9/7/16**                                                                  139,696
               72,000   4.7500%,  3/7/20**                                                                  125,582
                                                                                                            555,107
--------------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $1,788,970)                                                        1,833,423
--------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 0.2%
Diversified Banking Institutions -- 0.2%
                1,075 Citigroup Capital XIII, 7.8750%  (cost  $29,073)                                       29,455
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes/Bonds -- 13.1%
               U.S. Treasury Notes/Bonds:
              734,000   0.6250%,  12/31/12                                                                  733,369
                6,000   1.2500%,  2/15/14                                                                     6,004
              129,000   2.0000%,  1/31/16                                                                   128,063
               33,000   2.7500%,  2/28/18                                                                    32,750
                4,000   2.6250%,  11/15/20                                                                    3,732
               99,000   4.2500%,  11/15/40                                                                   94,684
              177,000   0.7500%,  12/15/13                                                                  175,216
              726,000   2.1250%,  12/31/15                                                                  726,170
              295,000   2.7500%,  12/31/17                                                                  293,641
--------------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $2,197,587)                                                        2,193,629
--------------------------------------------------------------------------------------------------------------------

Money Market -- 17.4%
            2,907,590  Janus Cash Liquidity Fund LLC, 0%
                         (cost  $2,907,590)                                                               2,907,590
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $16,543,931) - 100%                                                        16,697,496
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Australia                        $     434,512            2.6%
Bermuda                                 71,250            0.4%
Canada                                  51,483            0.3%
Cayman Islands                          89,383            0.5%
Denmark                                 73,040            0.4%
Finland                                 75,632            0.5%
France                                 574,868            3.4%
Germany                                999,014            6.0%
Ireland                                222,291            1.3%
Italy                                  354,848            2.1%
Luxembourg                             287,118            1.7%
Mexico                                 246,009            1.5%
Netherlands                            191,613            1.1%
Singapore                              109,000            0.7%
Spain                                  525,718            3.2%
Sweden                                 139,198            0.8%
United Kingdom                       1,613,300            9.8%
United States++                     10,639,219           63.7%
---------------------------------------------------------------
Total                            $  16,697,496          100.0%
---------------------------------------------------------------

++    Includes Cash Equivalents (46.3% excluding Cash Equivalents).

Forward Currency Contracts, Open

                                                                                 Unrealized
Counterparty/Currency                         Currency            Currency       Appreciation/
Sold and Settlement Date                    Units Sold        Value U.S. $       (Depreciation)
---------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Canadian Dollar 4/28/11                       (378,000)      $    (389,795)      $       4,683
British Pound 4/28/11                          100,000             160,354               1,008
Euro 4/28/11                                   350,000             495,707              (1,773)
Japanese Yen 4/28/11                      (225,226,000)         (2,708,750)             (2,445)
---------------------------------------------------------------------------------------------------
Total                                                        $  (2,442,484)      $       1,473

Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

REIT        Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

^           Rate is subject to change. Rate shown reflects current rate.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                Value as a % of
Fund                                                 Value    Total Investments
--------------------------------------------------------------------------------
Janus Global Bond Fund                       $   1,361,607                 8.1%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2011)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Bond Fund
Asset-Backed/Commercial Mortgage-Backed
Securities                                   $        --             159,704       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Bank Loan                                    $        --         $    51,085       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Corporate Bonds                              $        --         $ 9,522,610       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Foreign Government Bonds                     $        --         $ 1,833,423       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Preferred Stock                              $        --         $    29,455       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                    $        --         $ 2,193,629       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                 $        --         $ 2,907,590       $        --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total Investments in Securities              $        --         $16,697,496       $        --
---------------------------------------------------------------------------------------------------
Other Financial Instrument(a)                $        --         $     1,473       $        --
---------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Bond Fund                                              $ 5,217,124

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                              Value
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 21.9%

          $30,700,000  Credit Suisse Securities (USA) LLC
                       0.1700%, dated 3/31/11
                        maturing 4/1/11
                       to be repurchased at $30,700,145
                        collateralized by $167,060,916
                       in U.S. Government Agencies
                       1.2495% - 5.7505%, 1/25/24 - 4/25/40
                        with a value of $31,316,828                                                   $  30,700,000
           12,300,000  RBC Capital Markets Corp.
                       0.2000%, dated 3/31/11
                       maturing 4/1/11
                       to be repurchased at $12,300,068 collateralized by $24,203,040 in U.S. Government Agencies
                       3.5000% - 5.0000%, 11/1/19 - 9/1/40
                        with a value of $12,546,000                                                       12,300,000
--------------------------------------------------------------------------------------------------------------------

Total Repurchase Agreements  (amortized cost $43,000,000)                                                43,000,000
--------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Notes -- 35.2%
               Army & Air Force Exchange Services:
            5,000,000   0.3300%,  4/4/11                                                                  5,000,000
            4,000,000   0.3300%,  4/25/11*                                                                4,000,000
               Fannie Mae:
            2,500,000   0.2300%,  4/27/11                                                                 2,499,579
            5,000,000   0.1400%,  6/1/11                                                                  4,998,814
            3,000,000   0.2100%,  6/15/11                                                                 2,998,687
            2,500,000   0.2100%,  7/11/11                                                                 2,498,878
            3,000,000   0.1950%,  7/13/11                                                                 2,998,283
               Federal Home Loan Bank System:
            5,000,000   0.1950%,  5/12/11                                                                 4,998,874
            3,000,000   0.2000%,  5/17/11                                                                 2,999,233
            4,000,000   0.1800%,  5/24/11                                                                 3,998,940
            3,000,000   0.2000%,  6/3/11                                                                  2,998,949
            3,400,000   0.1750%,  8/26/11                                                                 3,397,570
            6,620,083   0.2700%,  1/15/42                                                                 6,620,083
               Freddie Mac:
            3,000,000   0.2300%,  4/5/11                                                                  2,999,922
            5,000,000   0.2000%,  4/11/11                                                                 4,999,718
            3,000,000   0.1800%,  4/19/11                                                                 2,999,730
            5,000,000   0.2000%,  5/19/11                                                                 4,998,666
            3,000,000   0.2000%,  6/13/11                                                                 2,998,783
--------------------------------------------------------------------------------------------------------------------

Total U.S. Government Agency Notes  (amortized cost $69,004,709)                                         69,004,709
--------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Agency Notes -- 42.9%
 1,280,000          A.E. Realty LLC, Series 2003
                    0.3100%,  10/1/23                                                                     1,280,000
 4,120,000          Cunat Capital Corp.
                    0.2800%,  4/1/36                                                                      4,120,000
 9,000,000          Cypress Bend Real Estate Development LLC
                    0.3100%,  4/1/33                                                                      9,000,000
 6,260,000          Florida Housing Financial Corp. Multifamily Revenue, (Stone Harbor
                    Apartments), Series K
                    0.2600%,  7/15/36                                                                     6,260,000
 1,780,000          GMC Financing LLC
                    0.4500%,  6/1/30                                                                      1,780,000
 3,300,000          Indian Hills Country Club
                    0.3100%,  3/1/30                                                                      3,300,000
 2,500,000          Irrevocable Trust Agreement John A. Thomas & Elizabeth F. Thomas
                    0.3000%,  12/1/20                                                                     2,500,000
 3,745,000          Johnson Capital Management LLC
                    0.3600%,  6/1/47                                                                      3,745,000
 165,000            Lakeshore Professional Properties LLC
                    0.4600%,  7/1/45                                                                        165,000
 700,000            Maryland State Community Development Administration Multifamily
                    Development (Crusader-D)
                    0.2300%,  2/1/41                                                                        700,000
 28,000,000         Mesivta Yeshiva Rabbi Chaim Berlin
                    0.2430%,  11/1/35                                                                    28,000,000
 4,835,000          Mississippi Business Finance Corp., Mississippi Revenue, (John Faynard),
                    Series A
                    0.3500%,  3/1/29                                                                      4,835,000
 4,980,000          Mississippi Business Finance Corp., Mississippi Revenue, (John Faynard),
                    Series B
                    0.3500%,  3/1/29                                                                      4,980,000
 2,065,000          New York City Housing Development Corp. Multifamily Revenue (Aldus St.
                    Apartments), Series A
                    0.2300%,  6/15/37                                                                     2,065,000
 500,000            Sacramento California Redevelopment Agency
                    0.3000%,  1/15/36                                                                       500,000
 1,740,000          Shepherd Capital LLC
                    0.4600%,  10/1/53                                                                     1,740,000
 4,500,000          Thomas H. Turner Family Irrevocably Trust
                    0.3100%,  6/1/20                                                                      4,500,000
 4,450,000          Tyler Enterprises LLC
                    0.3100%,  10/1/22                                                                     4,450,000
--------------------------------------------------------------------------------------------------------------------

Total Variable Rate Demand Agency Notes  (amortized cost $83,920,000)                                    83,920,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $195,924,709) - 100%                                          $ 195,924,709
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

*          Security is illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2011.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Government Money Market Fund
Repurchase Agreements                      $          --        $ 43,000,000      $          --
---------------------------------------------------------------------------------------------------
U.S. Government Agency Notes                          --          69,004,709                 --
---------------------------------------------------------------------------------------------------
Variable Rate Demand Agency Notes                     --          83,920,000                 --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

Total Investments in Securities            $          --       $ 195,924,709      $          --
---------------------------------------------------------------------------------------------------

Janus Growth Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 100.0%
Equity Funds -- 82.6%
            1,532,179 INTECH Risk-Managed Growth Fund - Class I Shares                                 $ 21,082,782
            2,668,553 INTECH Risk-Managed Value Fund - Class I Shares                                    26,952,385
              471,499 Janus Contrarian Fund - Class I Shares                                              7,006,478
              244,542 Janus Fund - Class I Shares                                                         7,336,259
              711,291 Janus Global Real Estate Fund - Class I Shares                                      6,878,187
              152,262 Janus Global Select Fund - Class I Shares                                           1,872,817
               60,819 Janus Growth and Income Fund - Class I Shares                                       1,970,541
            3,547,343 Janus International Equity Fund - Class I Shares                                   41,787,704
              542,538 Janus Overseas Fund - Class I Shares                                               27,870,180
              432,228 Janus Research Fund - Class I Shares                                               13,252,113
              219,467 Janus Triton Fund - Class I Shares                                                  3,941,619
              183,229 Janus Twenty Fund - Class D Shares                                                 12,177,417
            1,580,932 Perkins Large Cap Value Fund - Class I Shares                                      22,465,049
              213,102 Perkins Mid Cap Value Fund - Class I Shares                                         5,103,783
              194,420 Perkins Small Cap Value Fund - Class I Shares                                       4,951,888
                                                                                                        204,649,202
Fixed-Income Funds -- 17.4%
            2,990,984 Janus Flexible Bond Fund - Class I Shares                                          31,255,785
              725,149 Janus Global Bond Fund - Class I Shares                                             7,353,014
              216,761 Janus High-Yield Fund - Class I Shares                                              2,000,701
              793,730 Janus Short-Term Bond Fund - Class I Shares                                         2,444,687
                                                                                                         43,054,187
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $206,414,716) - 100%                                                    $ 247,703,389
--------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See significant Accounting Policies for more information.

                                                                                                         Level 3
                                                                                   Level 2             Significant
                                                               Level 1        Other Significant        Unobservable
Valuation Inputs Summary (as of March 31, 2011 )           Quoted - Prices    Observable Inputs           Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Growth Allocation Fund
Mutual Funds
Equity Funds                                                $           --       $  204,649,202       $           --
Fixed-Income Funds                                                      --           43,054,187                   --
Total Investments in Securities                             $           --       $  247,703,389       $           --
--------------------------------------------------------------------------------------------------------------------

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Bank Loans -- 4.5%
Advertising Services -- 0.1%
           $1,632,907 Visant Corp., 5.2500%, 12/22/16^                                                $   1,628,825
Automotive - Cars and Light Trucks -- 0.5%
            8,969,239 Ford Motor Co., 3.1000%, 12/16/13^                                                  8,961,884
Building - Residential and Commercial -- 0.1%
            1,805,000 Orleans Homebuilders, Inc., 10.7500%, 11/17/15^                                     1,808,014
Building Products - Air and Heating -- 0.3%
            1,488,270 Goodman Global, Inc., 5.7500%, 10/6/16^                                             1,491,976
            3,283,000 Goodman Global, Inc., 9.0000%, 10/6/17^                                             3,369,999
                                                                                                          4,861,975
Casino Hotels -- 0.6%
            3,740,000 Harrah's Entertainment, Inc., 3.3031%, 1/28/15^                                     3,474,685
            7,787,000 MGM Resorts International, 7.0000%, 2/21/14^                                        7,652,674
                                                                                                         11,127,359
Casino Services -- 0.1%
            2,395,000 CCM Merger, Inc., 7.0000%, 2/1/17^                                                  2,422,950
Electric - Integrated -- 0.3%
            7,096,650 Texas Competitive Electric Holdings, 3.7590%, 10/10/14^                             5,956,786
Finance - Consumer Loans -- 0.2%
            2,890,000 AGFS Funding Co., 7.2500%, 4/8/15^                                                  2,891,821
Food - Canned -- 0.5%
            7,927,000 Del Monte Foods Co., 4.5000%, 11/27/17^                                             7,940,238
Food - Retail -- 0.1%
            1,504,000 Great Atlantic & Pacific Tea Co., 8.7500%, 6/13/12^                                 1,522,168
Medical - Outpatient and Home Medical Care -- 0.3%
            4,830,000 Res-Care, Inc., 7.2500%, 11/23/16^                                                  4,830,000
Retail - Pet Food and Supplies -- 0.2%
            2,987,000 Petco Animal Supplies, Inc., 4.5000%, 11/24/17^                                     2,993,990
Retail - Regional Department Stores -- 0.4%
            5,966,859 Neiman Marcus Group, Inc., 4.3095%, 4/6/16^                                         5,975,391
Retail - Restaurants -- 0.3%
            2,409,000 Burger King Corp., 4.5000%, 9/7/16^                                                 2,405,315
            2,980,000 Dunkin Brands, Inc., 4.2500%, 10/25/17^                                             2,997,999
                                                                                                          5,403,314
Special Purpose Entity -- 0.3%
            5,562,310 Fox Acquisition LLC., 7.5000%, 7/14/15^                                             5,558,861
Toys -- 0.2%
            3,597,000 Oriental Trading Co., Inc., 7.0000%, 1/10/17^                                       3,531,822
--------------------------------------------------------------------------------------------------------------------

Total Bank Loans  (cost $74,049,815)                                                                     77,415,398
--------------------------------------------------------------------------------------------------------------------

Common Stock -- 1.1%
Medical - Hospitals -- 0.3%
              146,850 HCA Holdings, Inc.*                                                                 4,973,810
Telephone - Integrated -- 0.8%
            1,974,715 Qwest Communications International, Inc.                                           13,487,303
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $13,029,878)                                                                   18,461,113
--------------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 90.8%
Advertising Agencies -- 0.2%
          $ 2,970,000 Interpublic Group of Cos., Inc., 10.0000%, 7/15/17                                  3,534,300
Advertising Services -- 0.6%
            2,367,000 Checkout Holding Corp., 0%, 11/15/15 (144A)                                         1,541,509
            7,573,000 Visant Corp., 10.0000%, 10/1/17                                                     8,178,840
                                                                                                          9,720,349
Aerospace and Defense -- 1.7%
           24,113,000 ADS Tactical, Inc., 11.0000%, 4/1/18 (144A)                                        24,836,390
            4,145,000 Spirit Aerosystems, Inc., 6.7500%, 12/15/20                                         4,238,262
                                                                                                         29,074,652
Aerospace and Defense - Equipment -- 0.9%
           14,235,000 TransDigm, Inc., 7.7500%, 12/15/18 (144A)                                          15,284,831
Agricultural Chemicals -- 0.7%
            7,271,000 CF Industries, Inc., 7.1250%, 5/1/20                                                8,252,585
            4,075,000 Phibro Animal Health Corp., 9.2500%, 7/1/18 (144A)                                  4,350,062
                                                                                                         12,602,647
Airlines -- 0.8%
            2,954,000 American Airlines, Inc., 7.5000%, 3/15/16 (144A)                                    2,920,768
            1,066,000 Delta Air Lines, Inc., 9.5000%, 9/15/14 (144A)                                      1,132,625
            4,277,000 United Air Lines, Inc., 9.8750%, 8/1/13 (144A)                                      4,517,581
            4,158,000 United Air Lines, Inc., 12.0000%, 11/1/13 (144A)                                    4,516,627
                                                                                                         13,087,601
Apparel Manufacturers -- 1.4%
            6,474,000 Levi Strauss & Co., 8.8750%, 4/1/16                                                 6,749,145
            5,940,000 Levi Strauss & Co., 7.6250%, 5/15/20                                                5,954,850
           11,045,000 Quiksilver, Inc., 6.8750%, 4/15/15                                                 10,934,550
                                                                                                         23,638,545
Auction House - Art Dealer -- 0%
               71,000 Kar Auction Services, Inc., 10.0000%, 5/1/15                                           74,816
Automotive - Cars and Light Trucks -- 0.7%
           11,553,000 Ford Motor Co., 7.4500%, 7/16/31                                                   12,507,393
Automotive - Truck Parts and Equipment - Original -- 2.5%
            2,970,000 Accuride Corp., 9.5000%, 8/1/18                                                     3,304,125
           11,583,000 American Axle & Manufacturing Holdings, Inc., 9.2500%, 1/15/17 (144A)              12,857,130
            4,782,000 Dana Holding Corp., 6.5000%, 2/15/19                                                4,758,090
            1,195,000 Dana Holding Corp., 6.7500%, 2/15/21                                                1,195,000
            4,466,000 Pinafore LLC / Pinafore, Inc., 9.0000%, 10/1/18 (144A)                              4,845,610
            4,455,000 Tenneco, Inc., 7.7500%, 8/15/18                                                     4,755,712
           11,855,000 Visteon Corp., 6.7500%, 4/15/19 (144A)@                                            11,855,000
                                                                                                         43,570,667
Automotive - Truck Parts and Equipment - Replacement -- 0.3%
            4,775,000 Exide Technologies, 8.6250%, 2/1/18 (144A)                                          5,097,313
Beverages - Wine and Spirits -- 0.1%
            1,175,000 Constellation Brands, Inc., 8.3750%, 12/15/14                                       1,330,688
Broadcast Services and Programming -- 0.2%
            3,020,000 XM Satellite Radio , Inc., 7.6250%, 11/1/18 (144A)                                  3,186,100
Building - Residential and Commercial -- 1.4%
            5,940,000 Lennar Corp., 5.6000%, 5/31/15                                                      5,850,900
            7,155,000 M/I Homes, Inc., 8.6250%, 11/15/18 (144A)                                           7,155,000
            5,940,000 Meritage Homes Corp., 6.2500%, 3/15/15                                              5,984,550
            4,752,000 Standard Pacific Corp., 10.7500%, 9/15/16                                           5,536,080
                                                                                                         24,526,530
Building and Construction - Miscellaneous -- 0.3%
            4,752,000 American Residential Services LLC, 12.0000%, 4/15/15 (144A)                         5,215,320
Building and Construction Products - Miscellaneous -- 1.1%
            9,504,000 Ply Gem Industries, Inc., 13.1250%, 7/15/14                                        10,501,920
            5,972,000 Ply Gem Industries, Inc., 8.2500%, 2/15/18 (144A)                                   6,136,230
            1,780,000 USG Corp., 8.3750%, 10/15/18                                                        1,860,100
                                                                                                         18,498,250
Building Products - Cement and Aggregate -- 1.0%
           10,782,000 Cemex Espana Luxembourg, 9.2500%, 5/12/20 (144A)                                   11,172,848
            2,890,000 Cemex Finance LLC, 5.2991%, 9/30/15 (144A)                                          2,865,435
            2,995,000 Cemex S.A.B. de C.V., 9.0000%, 1/11/18 (144A)                                       3,141,006
                                                                                                         17,179,289
Building Products - Wood -- 0.3%
            4,963,000 Boise Cascade LLC, 7.1250%, 10/15/14                                                4,900,963
Cable Television -- 1.6%
            9,504,000 Block Communications, Inc., 8.2500%, 12/15/15 (144A)                                9,765,360
            1,497,000 Kabel BW Erste Beteiligungs GmbH, 7.5000%, 3/15/19 (144A)                           1,534,425
           15,637,000 Ono Finance PLC, 10.8750%, 7/15/19 (144A)                                          16,731,590
                                                                                                         28,031,375
Casino Hotels -- 5.9%
            8,615,000 Ameristar Casinos, Inc., 9.2500%, 6/1/14                                            9,465,731
           11,855,000 Ameristar Casinos, Inc. 7.5000%, 4/15/21@                                          11,751,269
            3,564,000 Boyd Gaming Corp., 6.7500%, 4/15/14                                                 3,572,910
            2,990,000 CityCenter Holdings LLC / CityCenter Finance Corp., 7.6250%, 1/15/16 (144A)         3,087,175
            2,376,000 Harrah's Operating Co, Inc., 11.2500%, 6/1/17                                       2,699,730
            1,782,000 Harrah's Operating Co, Inc., 12.7500%, 4/15/18 (144A)                               1,799,820
           30,118,000 Harrah's Operating Co, Inc., 10.0000%, 12/15/18                                    27,482,675
            4,289,000 MGM Mirage, 10.3750%, 5/15/14                                                       4,910,905
            7,184,000 MGM Mirage, 4.2500%, 4/15/15 (144A)                                                 7,588,100
            8,374,000 MGM Mirage, 7.5000%, 6/1/16                                                         7,913,430
            4,132,000 MGM Mirage, 11.1250%, 11/15/17                                                      4,731,140
            3,267,000 MGM Mirage, 11.3750%, 3/1/18                                                        3,626,370
            5,940,000 MGM Mirage, 9.0000%, 3/15/20 (144A)                                                 6,511,725
            6,534,000 Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.7500%, 8/15/20                 6,926,040
                                                                                                        102,067,020
Casino Services -- 0.2%
            3,446,000 International Game Technology, 3.2500%, 5/1/14                                      3,954,285
Cellular Telecommunications -- 1.1%
            4,455,000 Sprint Nextel Corp., 6.0000%, 12/1/16                                               4,471,706
           11,434,000 Sprint Nextel Corp., 8.3750%, 8/15/17                                              12,734,618
            1,204,000 Syniverse Holdings, Inc., 9.1250%, 1/15/19 (144A)                                   1,276,240
                                                                                                         18,482,564
Chemicals - Diversified -- 1.5%
           11,227,000 LBI Escrow Corp., 8.0000%, 11/1/17 (144A)                                          12,377,767
            7,419,000 Lyondell Chemical Co., 11.0000%, 5/1/18                                             8,327,828
            4,775,000 Momentive Performance Materials, Inc., 9.0000%, 1/15/21 (144A)                      4,936,156
                                                                                                         25,641,751
Chemicals - Specialty -- 0.8%
            5,676,000 Ashland, Inc., 9.1250%, 6/1/17                                                      6,513,210
            7,177,000 Vertellus Specialties, Inc., 9.3750%, 10/1/15 (144A)                                7,679,390
                                                                                                         14,192,600
Coal -- 0.3%
            4,140,000 Consol Energy, Inc., 6.3750%, 3/1/21(144A)                                          4,145,175
            1,189,000 James River Escrow, Inc., 7.8750%, 4/1/19 (144A)                                    1,230,615
                                                                                                          5,375,790
Commercial Banks -- 3.2%
            1,888,750 CIT Group, Inc., 7.0000%, 5/1/13                                                    1,864,286
            7,462,000 CIT Group, Inc., 7.0000%, 5/1/14                                                    7,601,913
            6,831,000 CIT Group, Inc., 7.0000%, 5/1/15                                                    6,890,771
           32,589,000 CIT Group, Inc., 7.0000%, 5/1/17**                                                 32,629,736
            6,273,000 CIT Group, Inc., 6.6250%, 4/1/18 (144A)                                             6,364,705
                                                                                                         55,351,411
Commercial Services -- 0.5%
            8,028,000 Iron Mountain, Inc., 8.3750%, 8/15/21                                               8,690,310
Commercial Services - Finance -- 0.8%
           11,880,000 Cardtronics, Inc., 8.2500%, 9/1/18                                                 12,934,350
Consumer Products - Miscellaneous -- 1.2%
            2,376,000 Jarden Corp., 8.0000%, 5/1/16                                                       2,598,750
            4,306,000 Jarden Corp., 7.5000%, 5/1/17                                                       4,596,655
            3,011,000 Reynolds Group Issuer, Inc., 9.0000%, 4/15/19 (144A)                                3,116,385
            5,720,000 Reynolds Group Issuer, Inc., 7.1250%, 4/15/19 (144A)                                5,863,000
            4,169,000 Viking Acquisition, Inc., 9.2500%, 11/1/18 (144A)                                   4,241,957
              901,000 YCC Holdings LLC / Yankee Finance, Inc., 10.2500%, 2/15/16 (144A)                     907,758
                                                                                                         21,324,505
Containers - Metal and Glass -- 0.8%
            4,816,000 Ardagh Packaging Finance PLC, 7.3750%, 10/15/17 (144A)                              5,153,120
            8,126,000 Ardagh Packaging Finance PLC, 9.1250%, 10/15/20 (144A)                              8,796,395
                                                                                                         13,949,515
Containers - Paper and Plastic -- 0.7%
            3,500,000 Graham Packaging Co. L.P. / GPC Capital Corp., 8.2500%, 10/1/18                     3,753,750
            5,825,000 Graphic Packaging International, Inc., 7.8750%, 10/1/18                             6,240,031
            1,198,000 Packaging Dynamics Corp., 8.7500%, 2/1/16 (144A)                                    1,224,955
                                                                                                         11,218,736
Cosmetics and Toiletries -- 0.1%
            1,791,000 Elizabeth Arden, Inc., 7.3750%, 3/15/21 (144A)                                      1,869,356
Cruise Lines -- 0.2%
            3,855,000 NCL Corp., Ltd., 9.5000%, 11/15/18 (144A)                                           4,057,388
Data Processing and Management -- 2.0%
            9,068,000 First Data Corp., 11.2500%, 3/31/16                                                 9,033,995
            2,378,000 First Data Corp., 7.3750%, 6/15/19 (144A)                                           2,409,223
            1,782,000 First Data Corp., 8.8750%, 8/15/20 (144A)                                           1,955,745
            8,037,000 First Data Corp., 12.6250%, 1/15/21 (144A)                                          8,720,145
           12,541,000 First Data Corp., 8.2500%, 1/15/21 (144A)                                          12,509,648
                                                                                                         34,628,756
Direct Marketing -- 1.0%
            9,632,000 Affinion Group Holdings, Inc., 11.6250%, 11/15/15 (144A)                            9,800,560
            6,528,000 Affinion Group, Inc., 11.5000%, 10/15/15                                            6,887,040
                                                                                                         16,687,600
Distribution/Wholesale -- 0.5%
            3,772,000 Ace Hardware Corp., 9.1250%, 6/1/16 (144A)                                          4,059,615
            4,752,000 McJunkin Red Man Corp., 9.5000%, 12/15/16 (144A)                                    4,811,400
                                                                                                          8,871,015
Diversified Banking Institutions -- 0.8%
           12,177,000 Ally Financial, Inc., 7.5000%, 9/15/20 (144A)                                      12,983,726
Diversified Minerals -- 0.9%
           15,013,000 FMG Resources August 2006 Pty, Ltd., 7.0000%, 11/1/15 (144A)                       15,575,987
Diversified Operations -- 1.0%
            7,680,000 Bombardier, Inc., 7.7500%, 3/15/20 (144A)                                           8,342,400
            1,780,000 Griffon Corp., 7.1250%, 4/1/18 (144A)                                               1,811,150
            7,113,000 Park- Ohio Industries, Inc., 8.1250%, 4/1/21@                                       7,113,000
                                                                                                         17,266,550
Diversified Operations - Commercial Services -- 0.4%
            6,326,000 ARAMARK Corp., 8.5000%, 2/1/15                                                      6,594,855
Electric - Generation -- 0.7%
            2,376,000 AES Corp., 9.7500%, 4/15/16                                                         2,726,460
            9,261,000 AES Corp., 8.0000%, 10/15/17                                                        9,955,575
                                                                                                         12,682,035
Electric - Integrated -- 0.9%
            5,940,000 Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                       6,474,600
            8,155,000 Energy Future Intermediate Holding Co. LLC, 10.0000%, 12/1/20                       8,641,650
                                                                                                         15,116,250
Electronic Components - Semiconductors -- 1.0%
            9,398,000 Advanced Micro Devices, Inc., 8.1250%, 12/15/17                                     9,773,920
            6,534,000 STATS ChipPAC, Ltd., 7.5000%, 8/12/15 (144A)                                        7,122,060
                                                                                                         16,895,980
Engineering - Research and Development Services -- 0.2%
            3,623,000 Abengoa Finance SAU, 8.8750%, 11/1/17 (144A)                                        3,613,943
Engines - Internal Combustion -- 0.3%
            4,213,000 Briggs & Stratton Corp., 6.8750%, 12/15/20                                          4,413,118
Finance - Auto Loans -- 1.1%
            5,643,000 Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                          6,276,026
            2,376,000 Ford Motor Credit Co. LLC, 8.7000%, 10/1/14                                         2,697,140
            8,910,000 Ford Motor Credit Co. LLC, 8.1250%, 1/15/20                                        10,205,844
                                                                                                         19,179,010
Finance - Consumer Loans -- 1.4%
           26,174,000 Springleaf Finance Corp, 6.9000%, 12/15/17                                         23,916,492
Finance - Leasing Companies -- 1.2%
           17,863,000 International Lease Finance Corp., 9.0000%, 3/15/17 (144A)                         20,095,875
Food - Canned -- 0.4%
            3,433,000 Blue Merger Sub, Inc., 7.6250%, 2/15/19 (144A)                                      3,480,204
            2,970,000 TreeHouse Foods, Inc., 7.7500%, 3/1/18                                              3,200,175
                                                                                                          6,680,379
Food - Dairy Products -- 0.6%
           10,767,000 Dean Foods Co., 9.7500%, 12/15/18 (144A)                                           11,049,634
Food - Meat Products -- 0.2%
            3,171,000 Smithfield Foods, Inc., 10.0000%, 7/15/14 (144A)                                    3,733,853
Food - Miscellaneous/Diversified -- 1.0%
            5,272,000 Dole Food Co., Inc., 8.7500%, 7/15/13                                               5,693,760
            5,536,000 Dole Food Co., Inc., 13.8750%, 3/15/14                                              6,724,524
            5,049,000 Dole Foods Co., 8.0000%, 10/1/16 (144A)                                             5,358,251
                                                                                                         17,776,535
Food - Retail -- 0.3%
            3,148,000 Stater Brothers Holdings, Inc., 7.7500%, 4/15/15                                    3,266,050
            2,367,000 Stater Brothers Holdings, Inc., 7.3750%, 11/15/18 (144A)                            2,455,763
                                                                                                          5,721,813
Forestry -- 0.4%
            6,544,000 Sino-Forest Corp., 6.2500%, 10/21/17 (144A)                                         6,364,040
Gambling - Non-Hotel -- 0.7%
            5,696,000 Jacobs Entertainment, Inc., 9.7500%, 6/15/14                                        5,752,960
            1,782,000 Pinnacle Entertainment, Inc., 8.6250%, 8/1/17                                       1,942,380
            2,984,000 Pinnacle Entertainment, Inc., 8.7500%, 5/15/20                                      3,103,360
            1,702,000 Pokagon Gaming Authority, 10.3750%, 6/15/14 (144A)                                  1,761,570
                                                                                                         12,560,270
Hazardous Waste Disposal -- 0.2%
            3,276,000 Clean Harbors, Inc., 7.6250%, 8/15/16 (144A)                                        3,476,655
Home Furnishings -- 0.3%
            5,049,000 Norcraft Cos. L.P. / Norcraft Finance Corp., 10.5000%, 12/15/15                     5,396,119
Hotels and Motels -- 0.1%
            2,200,000 Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                         2,389,750
Independent Power Producer -- 1.1%
            6,237,000 Calpine Corp., 7.8750%, 7/31/20 (144A)                                              6,626,812
            6,237,000 NRG Energy, Inc., 7.3750%, 1/15/17                                                  6,502,073
            6,237,000 NRG Energy, Inc., 8.5000%, 6/15/19                                                  6,564,442
                                                                                                         19,693,327
Machine Tools and Related Products -- 0.2%
            2,968,000 Thermadyne Holdings Corp., 9.0000%, 12/15/17 (144A)                                 3,134,950
Machinery - Farm -- 0.1%
            1,782,000 Case New Holland, Inc., 7.8750%, 12/1/17 (144A)                                     1,980,248
Medical - Drugs -- 0.4%
              595,000 Endo Pharmaceuticals Holdings, Inc., 7.0000%, 12/15/20 (144A)                         615,081
            2,956,000 Valeant Pharmaceuticals International, Inc., 6.5000%, 7/15/16 (144A)                2,919,050
            2,975,000 Valeant Pharmaceuticals International, Inc., 6.8750%, 12/1/18 (144A)                2,915,500
                                                                                                          6,449,631
Medical - Hospitals -- 3.1%
            4,439,000 HCA Holdings, Inc., 7.7500%, 5/15/21 (144A)                                         4,627,658
            6,130,000 HCA, Inc., 9.2500%, 11/15/16                                                        6,597,412
           15,741,000 HCA, Inc., 7.2500%, 9/15/20                                                        16,842,870
            5,292,000 IASIS Healthcare, 8.7500%, 6/15/14                                                  5,404,455
            4,779,000 LifePoint Hospitals, Inc., 6.6250%, 10/1/20 (144A)                                  4,898,475
           10,472,000 UHS Escrow Corp., 7.0000%, 10/1/18 (144A)                                          10,812,340
            5,988,000 Vanguard Health Systems, Inc., 0%, 2/1/16 (144A)                                    3,802,380
                                                                                                         52,985,590
Medical - Outpatient and Home Medical Care -- 0%
              602,000 Res-Care, Inc., 10.7500%, 1/15/19 (144A)                                              654,675
Medical Labs and Testing Services -- 0.3%
            4,213,000 Aurora Diagnostics Holdings, 10.7500%, 1/15/18 (144A)                               4,339,390
Motion Pictures and Services -- 0.3%
            5,346,000 Lions Gate Entertainment, Inc., 10.2500%, 11/1/16 (144A)                            5,666,760
Music -- 0.5%
            4,174,000 WMG Acquisition Corp., 7.3750%, 4/15/14                                             4,184,435
            4,036,000 WMG Acquisition Corp., 9.5000%, 6/15/16                                             4,268,070
                                                                                                          8,452,505
Office Furnishings - Original -- 0.3%
            5,434,000 Interface, Inc., 7.6250%, 12/1/18 (144A)                                            5,651,360
Office Supplies and Forms -- 0.4%
            5,346,000 ACCO Brands Corp., 10.6250%, 3/15/15                                                6,027,615
Oil - Field Services -- 0.5%
            2,703,000 Basic Energy Services, Inc., 7.7500%, 2/15/19 (144A)                                2,784,090
            1,480,000 Calfrac Holdings L.P., 7.5000%, 12/1/20 (144A)                                      1,531,800
            4,137,000 Key Energy Services, Inc., 6.7500%, 3/1/21                                          4,209,398
                                                                                                          8,525,288
Oil Companies - Exploration and Production -- 5.8%
            2,925,000 Chaparral Energy, Inc., 9.8750%, 10/1/20 (144A)                                     3,246,750
            7,189,000 Chaparral Energy, Inc., 8.2500%, 9/1/21 (144A)                                      7,404,670
            3,267,000 Chesapeake Energy Corp., 6.8750%, 11/15/20                                          3,528,360
           12,772,000 Chesapeake Energy Corp., 6.1250%, 2/15/21                                          13,187,090
            4,752,000 Continental Resources, Inc., 8.2500%, 10/1/19                                       5,256,900
            2,970,000 Continental Resources, Inc., 7.1250%, 4/1/21                                        3,155,625
            3,003,000 Denbury Resources, Inc., 6.3750%, 8/15/21                                           3,078,075
            8,622,000 EV Energy Partners L.P. / EV Energy Finance Corp, 8.0000%, 4/15/19 (144A)           8,772,885
            4,186,000 Harvest Operations Corp., 6.8750%, 10/1/17 (144A)                                   4,342,975
            1,188,000 Hilcorp Energy L.P. / Hilcorp Finance Co., 9.0000%, 6/1/16 (144A)                   1,244,430
            3,017,000 Hilcorp Energy L.P. / Hilcorp Finance Co., 7.6250%, 4/15/21 (144A)                  3,160,307
            4,752,000 Linn Energy LLC / Linn Energy Finance Corp., 7.7500%, 2/1/21 (144A)                 5,072,760
            2,970,000 Petrohawk Energy Corp., 7.2500%, 8/15/18                                            3,059,100
           11,890,000 Plains Exploration & Production Co., 6.6250%, 5/1/21                               11,890,000
            5,346,000 SandRidge Energy, Inc., 9.8750%, 5/15/16 (144A)                                     5,934,060
            2,398,000 SM Energy Co., 6.6250%, 2/15/19 (144A)                                              2,460,948
            8,513,000 Stone Energy Corp., 6.7500%, 12/15/14                                               8,470,435
            5,974,000 Venoco, Inc., 8.8750%, 2/15/19 (144A)                                               5,974,000
            1,191,000 Whiting Petroleum Corp., 6.5000%, 10/1/18                                           1,232,685
                                                                                                        100,472,055
Oil Field Machinery and Equipment -- 0.5%
            8,392,000 Dresser-Rand Group, Inc., 6.5000%, 5/1/21 (144A)                                    8,654,250
Oil Refining and Marketing -- 0.9%
            2,554,000 Frontier Oil Corp., 8.5000%, 9/15/16                                                2,771,090
            2,367,000 Frontier Oil Corp., 6.8750%, 11/15/18                                               2,467,597
           10,295,000 Petroplus Finance, Ltd., 7.0000%, 5/1/17 (144A)                                     9,780,250
                                                                                                         15,018,937
Physical Therapy and Rehabilitation Centers -- 0.5%
            5,915,000 Healthsouth Corp., 7.2500%, 10/1/18                                                 6,114,631
            2,957,000 Healthsouth Corp., 7.7500%, 9/15/22                                                 3,075,280
                                                                                                          9,189,911
Pipelines -- 1.6%
            2,974,000 Crestwood Midstream Partners L.P., 7.7500%, 4/1/19 (144A)                           2,988,870
           12,295,000 Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.8750%, 2/15/18             13,401,550
            6,017,000 El Paso Corp., 6.5000%, 9/15/20 (144A)                                              6,476,512
            3,624,000 Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.8750%, 12/1/18       3,859,560
                                                                                                         26,726,492
Printing - Commercial -- 1.3%
           12,336,000 American Reprographics Co., 10.5000%, 12/15/16 (144A)                              13,353,720
            9,526,000 Cenveo Corp., 8.8750%, 2/1/18                                                       9,549,815
                                                                                                         22,903,535
Publishing - Books -- 1.0%
            3,801,000 Cengage Learning Acquisitions, Inc., 10.5000%, 1/15/15 (144A)                       3,877,020
           12,474,000 Cengage Learning Acquisitions, Inc., 13.2500%, 7/15/15 (144A)                      13,097,700
                                                                                                         16,974,720
Publishing - Newspapers -- 0.2%
            3,588,000 Gannett Co., Inc., 6.3750%, 9/1/15 (144A)                                           3,731,520
Publishing - Periodicals -- 0.6%
            7,220,000 Nielsen Finance LLC / Nielsen Finance Co., 7.7500%, 10/15/18 (144A)                 7,743,450
            1,931,000 Nielson Finance Co. LLC, 11.5000%, 5/1/16                                           2,273,752
                                                                                                         10,017,202
Radio -- 0.8%
            2,384,000 Citadel Broadcasting Corp., 7.7500%, 12/15/18 (144A)                                2,583,660
           10,228,000 Sirius XM Radio, Inc., 8.7500%, 4/1/15 (144A)                                      11,506,500
                                                                                                         14,090,160
Real Estate Management/Services -- 0.5%
            8,891,000 Kennedy - Wilson, Inc., 8.7500%, 4/1/19@                                            8,828,496
REIT - Health Care -- 0.1%
            1,188,000 Senior Housing Properties Trust, 6.7500%, 4/15/20                                   1,257,528
REIT - Office Property -- 1.0%
           15,625,000 Reckson Operating Partnership L.P., 7.7500%, 3/15/20                               17,548,594
Rental Auto/Equipment -- 0.5%
            3,267,000 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 7.7500%, 5/15/16            3,369,094
            1,150,000 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.6250%, 3/15/18            1,270,750
            3,844,000 Hertz Corp., 7.5000%, 10/15/18 (144A)                                               3,978,540
                                                                                                          8,618,384
Retail - Apparel and Shoe -- 0.6%
            2,364,000 Chinos Acquisition Corp., 8.1250%, 3/1/19 (144A)                                    2,319,675
            6,710,000 Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                         7,095,825
                                                                                                          9,415,500
Retail - Arts and Crafts -- 1.0%
            8,613,000 Michaels Stores, Inc., 11.3750%, 11/1/16                                            9,388,170
            7,530,000 Michaels Stores, Inc., 7.7500%, 11/1/18 (144A)                                      7,680,600
                                                                                                         17,068,770
Retail - Computer Equipment -- 0.2%
            3,746,000 GameStop Corp., 8.0000%, 10/1/12                                                    3,825,603
Retail - Leisure Products -- 0.5%
            8,209,000 Steinway Musical Instruments, 7.0000%, 3/1/14 (144A)                                8,321,874
Retail - Mail Order -- 0.2%
            2,970,000 QVC, Inc., 7.5000%, 10/1/19 (144A)                                                  3,118,500
Retail - Pet Food and Supplies -- 0.3%
            4,162,000 Petco Animal Supplies, Inc., 9.2500%, 12/1/18 (144A)                                4,453,340
Retail - Propane Distribution -- 1.1%
            1,782,000 Ferrellgas L.P. / Ferrellgas Finance Corp., 9.1250%, 10/1/17                        1,986,930
            4,687,000 Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.6250%, 6/15/20      5,085,395
            8,750,000 Inergy L.P. / Inergy Finance Corp., 7.0000%, 10/1/18 (144A)                         9,100,000
            2,993,000 Inergy L.P. / Inergy Finance Corp., 6.8750%, 8/1/21 (144A)                          3,120,202
                                                                                                         19,292,527
Retail - Regional Department Stores -- 0.7%
            5,049,000 Macy's Retail Holdings, Inc., 7.4500%, 7/15/17                                      5,705,370
            5,346,000 Neiman Marcus Group, Inc., 10.3750%, 10/15/15                                       5,633,347
                                                                                                         11,338,717
Retail - Restaurants -- 1.7%
            3,011,000 DineEquity, Inc., 9.5000%, 10/30/18 (144A)                                          3,266,935
            6,076,000 Dunkin Finance Corp., 9.6250%, 12/1/18 (144A)                                       6,189,925
            4,455,000 Landry's Holdings, Inc., 11.5000%, 6/1/14 (144A)                                    4,410,450
            1,806,000 Landry's Restaurants, Inc., 11.6250%, 12/1/15 (144A)                                1,945,965
            5,940,000 Landry's Restaurants, Inc., 11.6250%, 12/1/15                                       6,400,350
            7,238,000 OSI Restaurant Partners, Inc., 10.0000%, 6/15/15                                    7,581,805
                                                                                                         29,795,430
Retail - Toy Store -- 0.2%
            2,970,000 Toys R Us Property Co. LLC, 8.5000%, 12/1/17                                        3,192,750
Satellite Telecommunications -- 0.7%
            3,572,000 Intelsat Jackson Holdings S.A., 7.2500%, 4/1/19 (144A)                              3,576,465
            2,350,000 Intelsat Jackson Holdings S.A., 7.2500%, 10/15/20 (144A)                            2,350,000
            4,168,000 Intelsat Jackson Holdings S.A., 7.5000%, 4/1/21 (144A)                              4,178,420
            1,782,000 Intelsat Subsidiary Holding Co., Ltd., 8.8750%, 1/15/15 (144A)                      1,831,005
                                                                                                         11,935,890
Security Services -- 0.4%
            7,128,000 Garda World Security Corp., 9.7500%, 3/15/17 (144A)                                 7,680,420
Seismic Data Collection -- 0.1%
            1,782,000 Cie Generale de Geophysique-Veritas, 9.5000%, 5/15/16                               1,986,930
Shipbuilding -- 0.8%
           10,730,000 Huntington Ingalls Industries, Inc., 6.8750%, 3/15/18 (144A)                       11,199,437
            2,354,000 Huntington Ingalls Industries, Inc., 7.1250%, 3/15/21 (144A)                        2,454,045
                                                                                                         13,653,482
Special Purpose Entity -- 0.6%
           10,402,000 CCM Merger, Inc., 8.0000%, 8/1/13 (144A)                                           10,349,990
Telecommunication Services -- 0.4%
            5,346,000 Qwest Corp., 8.3750%, 5/1/16                                                        6,361,740
            1,188,000 Qwest Corp., 6.8750%, 9/15/33                                                       1,189,485
                                                                                                          7,551,225
Telephone - Integrated -- 4.1%
            4,752,000 Frontier Communications Corp., 8.2500%, 5/1/14                                      5,274,720
            2,970,000 Frontier Communications Corp., 8.1250%, 10/1/18                                     3,196,462
            4,625,000 Frontier Communications Corp., 8.5000%, 4/15/20                                     5,012,344
            8,019,000 Level 3 Financing, Inc., 10.0000%, 2/1/18                                           8,029,024
           11,829,000 Level 3 Financing, Inc., 9.3750%, 4/1/19 (144A)                                    11,444,557
            2,376,000 Qwest Capital Funding, Inc., 6.8750%, 7/15/28                                       2,358,180
              891,000 Qwest Capital Funding, Inc., 7.7500%, 2/15/31                                         948,915
           15,805,000 Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                   17,049,644
            6,534,000 Virgin Media Finance PLC, 9.5000%, 8/15/16                                          7,432,425
            4,158,000 Virgin Media Finance PLC, 8.3750%, 10/15/19                                         4,677,750
            1,494,000 Windstream Corp., 7.7500%, 10/15/20 (144A)                                          1,535,085
            2,690,000 Windstream Corp., 7.7500%, 10/15/20                                                 2,763,975
                                                                                                         69,723,081
Television -- 0.5%
            2,415,000 Univision Communications, Inc., 7.8750%, 11/1/20 (144A)                             2,553,862
            5,919,000 Univision Communications, Inc., 8.5000%, 5/15/21 (144A)                             6,126,165
                                                                                                          8,680,027
Therapeutics -- 0.2%
            2,970,000 Warner Chilcott Co. LLC, 7.7500%, 9/15/18 (144A)                                    3,111,075
Transportation - Air Freight -- 0.4%
            6,541,000 AMGH Merger Sub, Inc., 9.2500%, 11/1/18 (144A)                                      7,023,399
Transportation - Marine -- 0.7%
            4,158,000 Navios Maritime Holdings, Inc., 8.8750%, 11/1/17                                    4,506,232
            7,253,000 Ship Finance International, Ltd., 8.5000%, 12/15/13                                 7,361,795
              594,000 Teekay Corp., 8.5000%, 1/15/20                                                        643,748
                                                                                                         12,511,775
Transportation - Railroad -- 1.1%
            1,496,000 Florida East Coast Railway Corp., 8.1250%, 2/1/17 (144A)                            1,561,450
            3,267,000 Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                        3,397,680
            2,540,000 Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18                        2,768,600
            7,127,000 Kansas City Southern de Mexico S.A. de C.V., 6.6250%, 12/15/20 (144A)               7,269,540
            1,290,000 Kansas City Southern Railway, 13.0000%, 12/15/13                                    1,538,325
            1,455,000 Kansas City Southern Railway, 8.0000%, 6/1/15                                       1,578,675
                                                                                                         18,114,270
Transportation - Services -- 0.3%
            4,783,000 CHC Helicopter S.A., 9.2500%, 10/15/20 (144A)                                       4,926,490
Transportation - Truck -- 0.6%
            9,600,000 Swift Services Holdings, Inc., 10.0000%, 11/15/18 (144A)                           10,416,000
Web Portals/Internet Service Providers -- 0.2%
            3,578,000 Level 3 Communications, Inc., 11.8750%, 2/1/19 (144A)                               3,372,265
--------------------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $1,467,929,198)                                                          1,562,293,903
--------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 1.7%
Diversified Banking Institutions -- 1.0%
              294,550 Citigroup Capital, 7.8750%                                                          8,070,670
              445,975 Royal Bank of Scotland Group PLC, 7.2500%                                           8,772,328
                                                                                                         16,842,998
Publishing - Periodicals -- 0.1%
               23,950 Nielsen Holdings N.V., 6.2500%                                                      1,362,156
Special Purpose Entity -- 0.6%
              361,215 Dole Food Automatic Exchange, 7.0000%@                                              4,599,857
              236,450 GMAC Capital Trust, 8.1250%                                                         6,029,475
                                                                                                         10,629,332
--------------------------------------------------------------------------------------------------------------------

Total Preferred Stock  (cost $27,729,957)                                                                28,834,486
--------------------------------------------------------------------------------------------------------------------

Money Market -- 1.9%
           32,654,923 Janus Cash Liquidity Fund LLC, 0%,   (cost  $32,654,923)                           32,654,923
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,615,393,771) - 100%                                                  1,719,659,823
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
--------------------------------------------------------------------------
                                                          % of Investment
Country                                        Value           Securities
Australia                           $     15,575,987                 0.9%
Bermuda                                   23,030,438                 1.3%
Canada                                    31,656,325                 1.9%
France                                     1,986,930                 0.1%
Germany                                    1,534,425                 0.1%
Ireland                                   30,681,105                 1.8%
Luxembourg                                10,104,885                 0.6%
Marshall Islands                           5,149,980                 0.3%
Mexico                                    19,442,261                 1.1%
Netherlands                                1,362,156                 0.1%
Singapore                                  7,122,060                 0.4%
Spain                                     14,786,791                 0.9%
United Kingdom                            20,882,503                 1.2%
United States++                        1,536,343,977                89.3%
--------------------------------------------------------------------------
Total                               $  1,719,659,823               100.0%
--------------------------------------------------------------------------

++  Includes Cash Equivalents (87.4% excluding Cash Equivalents).


Notes to Schedule of Investments (unaudited)

PLC   Public Limited Company

REIT  Real Estate Investment Trust

*     Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

^     Rate is subject to change. Rate shown reflects current rate.

@     Schedule of Restricted and Illiquid Securities (as of March 31, 2011)

                                                                                                    Value as a % of
                                        Acquisition Date   Acquisition Cost              Value    Total Investments
--------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Ameristar Casinos, Inc.
7.5000%, 4/15/2021                             3/31/2011       $ 11,751,269       $ 11,751,269                 0.6%

Dole Food Automatic
Exchange, 7.0000%                             10/22/2009          4,515,188          4,599,857                 0.3%

Kennedy - Wilson, Inc.
8.7500%, 4/01/2019                             3/31/2011          8,828,496          8,828,496                 0.5%

Park - Ohio Industries, Inc.
8.1250%, 4/1/2021                              3/31/2011          7,113,000          7,113,000                 0.4%

Visteon Corp.
 6.7500%, 4/15/2019 (144A)                     3/31/2011         11,855,000         11,855,000                 0.7%
--------------------------------------------------------------------------------------------------------------------

                                                               $ 44,062,953       $ 44,147,622                 2.6%
--------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of March 31, 2011. The issuer incurs all registration costs.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                Value as a % of
Fund                                                 Value    Total Investments
--------------------------------------------------------------------------------
Janus High-Yield Fund                       $  771,280,116                44.9%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March
31, 2011)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus High- Yield Fund

Bank Loans                                $           --      $   77,415,398      $           --
---------------------------------------------------------------------------------------------------
Common Stock                                                      18,461,113
---------------------------------------------------------------------------------------------------
Corporate Bonds                                       --       1,562,293,903                  --
---------------------------------------------------------------------------------------------------
Preferred Stock                                       --          28,834,486                  --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                          --          32,654,923                  --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

Total Investments in Securities           $           --      $1,719,659,823      $           --
---------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                              $ 11,013,750

Janus Moderate Allocation Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) -- 100.0%
Equity Funds -- 62.3%
            1,295,645 INTECH Risk-Managed Growth Fund - Class I Shares                                 $ 17,828,067
            2,874,106 INTECH Risk-Managed Value Fund - Class I Shares                                    29,028,471
              231,624 Janus Fund - Class I Shares                                                         6,948,719
              514,656 Janus Global Real Estate Fund - Class I Shares                                      4,976,723
              197,343 Janus Global Select Fund - Class I Shares                                           2,427,324
               83,595 Janus Growth and Income Fund - Class I Shares                                       2,708,480
            2,470,196 Janus International Equity Fund - Class I Shares                                   29,098,911
              446,503 Janus Overseas Fund - Class I Shares                                               22,936,860
              454,240 Janus Research Fund - Class I Shares                                               13,926,999
              278,326 Janus Triton Fund - Class I Shares                                                  4,998,736
               82,655 Janus Twenty Fund - Class D Shares                                                  5,493,256
            1,567,253 Perkins Large Cap Value Fund - Class I Shares                                      22,270,669
              277,049 Perkins Small Cap Value Fund - Class I Shares                                       7,056,430
                                                                                                        169,699,645
Fixed-Income Funds -- 37.7%
            8,491,171 Janus Flexible Bond Fund - Class I Shares                                          88,732,735
              200,034 Janus High-Yield Fund - Class I Shares                                              1,846,312
            3,976,885 Janus Short-Term Bond Fund - Class I Shares                                        12,248,807
                                                                                                        102,827,854
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $236,160,910) - 100%                                                    $ 272,527,499
--------------------------------------------------------------------------------------------------------------------

(1) The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1        Other Significant     Unobservable
Valuation Inputs Summary (as of March 31, 2011 )           Quoted - Prices    Observable Inputs        Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Moderate Allocation Fund
Mutual Funds
Equity Funds                                                $           --       $  169,699,645    $           --
Fixed-Income Funds                                                      --          102,827,854                --
Total Investments in Securities                             $           --       $  272,527,499    $           --
-------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                              Value
--------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 11.9%

$ 20,000,000           Bank of Montreal
                       0.2100%,  4/1/11                                                               $  20,000,000
  20,000,000           Bank of Montreal
                       0.2100%,  4/18/11                                                                 20,000,000
  20,000,000           BNP Paribas Securities Corp.
                       0.1800%,  4/18/11                                                                 20,000,000
  25,000,000           Rabobank Nederland
                       0.2700%,  5/3/11                                                                  25,000,000
  25,000,000           Rabobank Nederland
                       0.2600%,  5/16/11                                                                 25,000,000
  20,000,000           Standard Chartered PLC
                       0.1900%,  4/18/11                                                                 20,000,000
  20,000,000           Toronto-Dominion Bank
                       0.2300%,  5/9/11                                                                  20,000,000
--------------------------------------------------------------------------------------------------------------------

Total Certificates of Deposit  (amortized cost $150,000,000)                                            150,000,000
--------------------------------------------------------------------------------------------------------------------

Commercial Paper -- 1.6%

  20,000,000           Bryant Park Funding LLC
                       0.2000%,  4/14/11  (amortized cost  $19,998,556)                                  19,998,556
--------------------------------------------------------------------------------------------------------------------

Floating Rate Note -- 2.3%
 30,000,000            Bank of America Corp.
                       (same day put)
                       0.2700%, 4/14/11
                       (amortized cost  $30,000,000)                                                     30,000,000
--------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 36.4%
             121,500,000  BNP Paribas Securities Corp.
                          0.1400%, dated 3/31/11
                          maturing 4/1/11
                          to be repurchased at $121,500,473
                           collateralized by $140,029,829
                          in U.S. Government Agencies
                          0.6035% - 5.9010%, 10/1/24 - 1/20/41
                           with a value of $123,900,000                                                 121,500,000
             100,000,000  Goldman Sachs & Co.
                          0.1600%, dated 3/31/11
                          maturing 4/1/11
                          to be repurchased at $100,000,444
                           collateralized by $114,307,683
                          in U.S. Government Agencies
                          0.0000% - 2.0000%, 5/20/26 - 1/25/39
                           with a value of $102,000,000                                                 100,000,000
             100,000,000  HSBC Securities (USA), Inc.
                          0.1800%, dated 3/31/11
                          maturing 4/1/11
                          to be repurchased at $100,000,500
                           collateralized by $224,072,614
                          in U.S. Government Agencies
                          0.7100% - 6.0000%, 6/1/17 - 2/20/41
                           with a value of $102,001,192                                                 100,000,000
             137,700,000  RBC Capital Markets Corp.
                          0.2000%, dated 3/31/11
                          maturing 4/1/11
                          to be repurchased at $137,700,765 collateralized by $270,955,980 in U.S. Government Agencies
                          3.5000% - 5.0000%, 11/1/19 - 9/1/40
                           with a value of $140,454,001                                                 137,700,000
--------------------------------------------------------------------------------------------------------------------

Total Repurchase Agreements  (amortized cost $459,200,000)                                              459,200,000
--------------------------------------------------------------------------------------------------------------------

U.S. Government Agency Notes -- 33.1%
                 Army & Air Force Exchange Services:
              10,000,000    0.3300%,  4/1/11                                                             10,000,000
              20,000,000    0.3300%,  4/4/11                                                             20,000,000
              10,000,000    0.3300%,  4/11/11*                                                           10,000,000
              20,000,000    0.3300%,  4/25/11*                                                           20,000,000
                 Fannie Mae:
              10,000,000    0.1850%,  4/25/11                                                             9,998,766
               7,000,000    0.2300%,  5/3/11                                                              6,998,548
              10,000,000    0.2100%,  5/4/11                                                              9,998,074
              10,000,000    0.1400%,  6/1/11                                                              9,997,628
              10,000,000    0.2000%,  6/8/11                                                              9,996,221
              10,000,000    0.2100%,  6/15/11                                                             9,995,624
              10,000,000    0.2250%,  6/20/11                                                             9,994,928
              10,000,000    0.1950%,  7/13/11                                                             9,994,342
              10,000,000    0.2100%,  8/1/11                                                              9,992,882
              10,000,000    0.1850%,  9/6/11                                                              9,991,880
              20,000,000    0.1900%,  12/1/11                                                            19,974,244
                 Federal Home Loan Bank System:
              12,000,000    0.1900%,  5/11/11                                                            11,997,466
              10,000,000    0.2000%,  5/17/11                                                             9,997,443
              10,000,000    0.2000%,  6/3/11                                                              9,996,499
              10,000,000    0.1800%,  7/12/11                                                             9,994,899
              10,000,000    0.1750%,  8/26/11                                                             9,992,854
                 Freddie Mac:
              12,000,000    0.2300%,  4/5/11                                                             11,999,689
              10,000,000    0.2000%,  4/11/11                                                             9,999,436
              20,000,000    0.1800%,  4/19/11                                                            19,998,200
              10,000,000    0.2050%,  5/2/11                                                              9,998,209
              10,000,000    0.1900%,  5/4/11                                                              9,998,258
              10,000,000    0.1900%,  5/9/11                                                              9,997,994
              10,000,000    0.2000%,  5/19/11                                                             9,997,332
              10,000,000    0.1800%,  5/31/11                                                             9,996,999
              10,000,000    0.2000%,  6/6/11                                                              9,996,332
              10,000,000    0.2000%,  6/13/11                                                             9,995,943
              12,000,000    0.2100%,  6/20/11                                                            11,994,399
              10,000,000    0.2000%,  7/5/11                                                              9,994,985
              10,000,000    0.2100%,  7/6/11                                                              9,994,398
              10,000,000    0.2000%,  7/11/11                                                             9,994,388
              10,000,000    0.2400%,  8/16/11                                                             9,990,863
              10,000,000    0.2200%,  9/6/11                                                              9,990,343
              10,000,000    0.1800%,  9/20/11                                                             9,991,399
               5,000,000    0.2200%,  11/2/11                                                             4,993,430
--------------------------------------------------------------------------------------------------------------------

Total U.S. Government Agency Notes  (amortized cost $417,834,895)                                       417,834,895
--------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Agency Notes - 14.7%
                   Arapahoe County, Colorado, Industrial Development Revenue,
          425,000  (Cottrell), Series B, 0.4900%, 10/1/19                                                    425,000
        4,635,000  Brattlebro Retreat, 0.3600%, 1/1/36                                                     4,635,000
        4,000,000  Breckenridge Terrace LLC, 0.2600%, 5/1/39                                               4,000,000
       14,980,000  Breckenridge Terrace LLC, 0.2600%, 5/1/39                                              14,980,000
                   California Infrastructure and Economic Development,
          800,000  0.5000%, 7/1/33                                                                           800,000
        1,145,000  Capital Markets Access, 0.2900%, 7/1/25                                                 1,145,000
                   Colorado Housing Facilities Revenue, (Tenderfoot Seasonal
        5,700,000  Housing LLC), Series A, 0.2600%, 7/1/35                                                 5,700,000
        6,170,000  Congress/Commons LLC, 0.3400%, 12/1/50                                                  6,170,000
                   Danville-Pittsylvania, Virginia Facility Revenue, (Cane
        6,180,000  Creek Project), 0.2600%, 1/1/26                                                         6,180,000
                   Eagle County, Colorado Housing Facility Revenue, (BC
        9,100,000  Housing LLC Project), Series A, 0.2600%, 6/1/27                                         9,100,000
                   Eagle County, Colorado Housing Facility Revenue, (BC
        8,000,000  Housing LLC Project), Series A, 0.2600%, 5/1/39                                         8,000,000
       11,830,000  Eskaton Properties, Inc., 0.4000%, 12/1/37                                             11,830,000
        4,455,000  FJM Properties-Wilmar, 0.4000%, 10/1/24                                                 4,455,000
       14,870,000  HHH Supply and Investment Co., 0.3200%, 7/1/29                                         14,870,000
        5,620,000  Hunter's Ridge, South Point, 0.2800%, 6/1/25                                            5,620,000
        4,650,000  J-J Properties LLC, 0.2800%, 7/1/35                                                     4,650,000
                   Kentucky Economic Development Finance Authority, 1.0000%,
          605,000  11/1/15                                                                                   605,000
        1,980,000  Lone Tree Building Authority, 1.1000%, 12/1/17                                          1,980,000
                   Louisiana Local Government Environmental Facilities,
        9,000,000  0.2000%, 7/1/47                                                                         9,000,000
        3,500,000  Lowell Family LLC, 0.5700%, 4/1/30                                                      3,500,000
                   Massachusetts Health & Educational Facilities Authority,
       10,000,000  0.2000%, 10/1/42                                                                       10,000,000
        6,215,000  Mississippi Business Finance Corp., 0.3400%, 12/1/39                                    6,215,000
        5,945,000  Monongallia Health Systems, 0.3600%, 7/1/40                                             5,945,000
          160,000  Phoenix, Illinois Realty Special Account Multifamily
                   Revenue, (Brightons Mark), 0.4300%, 4/1/20                                                160,000
                   Riley Family Eagle Lake/Lexington Heights L.P., 0.2600%,
        3,650,000  9/1/33                                                                                  3,650,000
          300,000  Saint Joseph, Missouri Industrial Development Authority
                   Revenue, (Albaugh, Inc.  Project), Series, 0.6300%,
                   11/1/19                                                                                   300,000
        4,565,000  Springfield, Tennessee, Health and Educational Facilities
                   Revenue, Series A, 0.3600%, 6/1/26                                                      4,565,000
        2,600,000  Tift County, Georgia Development Authority, (Heatcraft),
                   Series A, 0.3600%, 2/1/18                                                               2,600,000
                   Timber Ridge County Affordable Housing Corp., Series 2003,
        3,870,000  0.2500%, 12/1/32                                                                        3,870,000
        4,825,000  Triple Crown Investments LLC, 0.3200%, 8/1/25                                           4,825,000
          100,000  Union City, Tennessee Industrial Development Board, (Cobank
                   LLC Project), 0.6900%, 1/1/25                                                             100,000
        1,820,000  Volunteers of America, Alabama, 0.3600%, 9/1/23                                         1,820,000
                   Washington Higher Education Facilities Authority, 0.2300%,
       23,935,000  10/1/30                                                                                23,935,000
--------------------------------------------------------------------------------------------------------------------

Total Variable Rate Demand Agency Notes  (amortized cost $185,630,000)                                  185,630,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $1,262,663,451) - 100%                                     $  1,262,663,451
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

*           Security is illiquid.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of March 31, 2011.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                     Level 2 - Other           Level 3 -
                                                 Level 1 - Quoted    Significant Observable    Significant
                                                 Prices              Inputs                    Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Money Market Fund

Certificates of Deposit                            $           --            $  150,000,000         $           --
--------------------------------------------------------------------------------------------------------------------
Commercial Paper                                               --                19,998,556                     --
--------------------------------------------------------------------------------------------------------------------
Floating Rate Notes                                            --                30,000,000                     --
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                          --               459,200,000                     --
--------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes                                   --               417,834,895                     --
--------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Notes                                     --               185,630,000                     --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

Total Investments in Securities                    $           --            $1,262,663,451         $           --
--------------------------------------------------------------------------------------------------------------------

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Bank Loans -- 3.9%
Advertising Services -- 0.4%
$ 12,035,835        Visant Corp.
                    4.0000%,  12/22/16                                                              $    12,005,745
Aerospace and Defense - Equipment -- 0.4%
  12,455,000        TransDigm Group, Inc.
                    3.0000%,  2/14/17                                                                    12,532,844
Automotive - Cars and Light Trucks -- 0.7%
  19,664,696        Ford Motor Co.
                    2.7500%,  12/15/13 ***                                                               19,648,572
Broadcast Services and Programming -- 0.2%
  4,549,000         Sinclair Television Group, Inc.
                    4.0000%,  10/29/15                                                                    4,547,362
Computer Services -- 0.1%
  3,640,000         SunGard Data Systems, Inc.
                    3.5000%,  2/28/14                                                                     3,644,550
Containers - Paper and Plastic -- 0.2%
  4,543,000         Rock-Tenn Co.
                    2.7500%,  4/2/18                                                                      4,569,758
Medical - Hospitals -- 0.8%
 23,262,000         HCA, Inc.
                    1.2500%,  11/16/12 ***                                                               23,121,730
Radio -- 0.1%
  3,608,550         Citadel Broadcasting Corp.
                    3.2500%,  12/30/16 ***                                                                3,605,122
Retail - Apparel and Shoe -- 0.4%
  8,160,000         J Crew Group, Inc.
                    3.5000%,  3/7/18                                                                      8,131,440
  3,233,706         Phillips-Van Heusen Corp.
                    2.7500%,  5/6/16                                                                      3,260,643
                                                                                                         11,392,083
Shipbuilding -- 0.6%
 16,364,000         Huntington Ingalls Industries, Inc.
                    2.5000%,  3/11/16                                                                    16,241,270
--------------------------------------------------------------------------------------------------------------------

Total Bank Loans  (cost $110,381,845)                                                                   111,309,036
--------------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 69.3%
Advertising Services -- 0.1%
            1,687,000 WPP Finance UK, 5.8750%, 6/15/14                                                    1,854,639
Airlines -- 0.7%
            8,404,000 Southwest Airlines Co., 6.5000%, 3/1/12                                             8,791,828
            9,638,000 Southwest Airlines Co., 5.2500%, 10/1/14                                           10,293,268
                                                                                                         19,085,096
Automotive - Cars and Light Trucks -- 1.6%
            9,101,000 Daimler Finance North America LLC, 5.7500%, 9/8/11                                  9,299,020
           22,155,000 Daimler Finance North America LLC, 1.9500%, 3/28/14                                22,080,891
           14,952,000 Volkswagen International Finance N.V., 1.6250%, 8/12/13 (144A)                     15,010,492
                                                                                                         46,390,403
Automotive - Truck Parts and Equipment - Original -- 0.4%
           10,675,000 Johnson Controls, Inc., 1.7500%, 3/1/14                                            10,629,984
Beverages - Wine and Spirits -- 0.1%
            2,730,000 Diageo Capital PLC, 3.8750%, 4/1/11                                                 2,730,000
Brewery -- 1.2%
            9,101,000 Anheuser-Busch InBev Worldwide, Inc., 3.0000%, 10/15/12                             9,361,707
           20,931,000 Anheuser-Busch InBev Worldwide, Inc., 2.5000%, 3/26/13                             21,355,962
            3,731,000 SABMiller PLC, 6.2000%, 7/1/11 (144A)                                               3,780,011
                                                                                                         34,497,680
Broadcast Services and Programming -- 0.4%
            9,938,000 Discovery Communications LLC, 3.7000%, 6/1/15                                      10,266,560
Building Products - Cement and Aggregate -- 0.7%
            1,718,000 CRH America, Inc., 5.6250%, 9/30/11                                                 1,756,257
            5,488,000 CRH America, Inc., 5.3000%, 10/15/13                                                5,835,489
           13,680,000 CRH America, Inc., 4.1250%, 1/15/16                                                13,693,324
                                                                                                         21,285,070
Cable Television -- 0.2%
            1,365,000 COX Communications, Inc., 7.1250%, 10/1/12                                          1,481,799
            1,274,000 CSC Holdings, Inc., 7.6250%, 4/1/11                                                 1,274,000
            3,185,000 Time Warner Cable, Inc., 5.4000%, 7/2/12                                            3,349,110
            1,092,000 Time Warner Cable, Inc., 6.2000%, 7/1/13                                            1,200,611
                                                                                                          7,305,520
Cellular Telecommunications -- 0.3%
            2,730,000 Cellco Partnership / Verizon Wireless Capital LLC, 3.7500%, 5/20/11                 2,741,526
            1,037,000 Cellco Partnership / Verizon Wireless Capital LLC, 5.2500%, 2/1/12                  1,074,914
            1,684,000 Cellco Partnership / Verizon Wireless Capital LLC, 7.3750%, 11/15/13                1,922,141
            1,729,000 Cellco Partnership / Verizon Wireless Capital LLC, 5.5500%, 2/1/14                  1,898,511
                                                                                                          7,637,092
Chemicals - Diversified -- 1.1%
            2,730,000 Dow Chemical Co., 4.8500%, 8/15/12                                                  2,859,863
            2,794,000 Dow Chemical Co., 7.6000%, 5/15/14                                                  3,228,814
           12,887,000 LBI Escrow Corp., 8.0000%, 11/1/17                                                 14,207,918
            4,796,000 Nova Chemicals Corp., 6.5000%, 1/15/12                                              4,945,875
            7,128,000 Rohm & Hass Co., 5.6000%, 3/15/13                                                   7,660,668
                                                                                                         32,903,138
Commercial Banks -- 9.1%
           14,288,000 American Express Bank FSB, 5.5500%, 10/17/12                                       15,141,465
           15,234,000 ANZ National Int'l, Ltd., 2.3750%, 12/21/12 (144A)                                 15,431,570
           13,651,000 Banco Santander Chile, 1.3090%, 9/22/11 (144A)***                                   13,647,437
            8,191,000 BB&T Corp., 6.5000%, 8/1/11                                                         8,346,162
           18,201,000 Canadian Imperial Bank of Commerce/Canada, 1.4500%, 9/13/13                        18,133,729
           12,658,000 CIT Group, Inc., 5.2500%, 4/1/14                                                   12,737,366
           27,183,000 CIT Group, Inc., 7.0000%, 5/1/14                                                   27,692,681
            4,550,000 Commonwealth Bank of Australia, 2.7500%, 10/15/12 (144A)                            4,649,122
            3,881,000 Credit Suisse / New York NY, 5.5000%, 5/1/14                                        4,253,991
           26,437,000 HSBC Bank PLC, 1.6250%, 8/12/13 (144A)                                             26,414,925
            3,481,000 National Australia Bank, 5.3500%, 6/12/13 (144A)                                    3,744,254
           16,099,000 National Australia Bank, Ltd., 2.5000%, 1/8/13 (144A)                              16,389,828
            7,919,000 National Bank of Canada, 1.6500%, 1/30/14                                           7,929,596
            6,380,000 National City Bank / Cleveland OH, 6.2000%, 12/15/11                                6,620,507
           18,201,000 Nordea Bank A.B., 1.7500%, 10/4/13 (144A)                                          18,088,499
           16,574,000 Royal Bank of Scotland PLC, 3.4000%, 8/23/13                                       16,953,478
            9,921,000 Royal Bank of Scotland PLC, 4.3750%, 3/16/16                                        9,983,959
           10,184,000 Svenska Handelsbanken A.B., 2.8750%, 9/14/12 (144A)                                10,430,728
            1,627,000 U.S. Bank N.A., 6.3750%, 8/1/11                                                     1,658,463
            9,101,000 Westpac Banking Corp., 2.2500%, 11/19/12                                            9,257,701
           10,921,000 Westpac Banking Corp., 0.8531%, 4/8/13 (144A)***                                   10,936,213
                                                                                                        258,441,674
Computers - Memory Devices -- 0.8%
           11,822,000 Seagate Technology, 6.3750%, 10/1/11                                               12,087,995
            9,832,000 Seagate Technology, 10.0000%, 5/1/14 (144A)                                        11,454,280
                                                                                                         23,542,275
Cosmetics and Toiletries -- 0.5%
           13,651,000 Procter & Gamble International, 1.3500%, 8/26/11                                   13,729,234
Data Processing and Management -- 0.3%
              849,000 Fiserv, Inc., 6.1250%, 11/20/12                                                       911,542
            8,948,000 Fiserv, Inc., 3.1250%, 10/1/15                                                      8,905,309
                                                                                                          9,816,851
Diversified Banking Institutions -- 8.8%
            9,080,000 Ally Financial, Inc., 4.5000%, 2/11/14                                              9,080,000
            9,101,000 Bank of America Corp., 3.7000%, 9/1/15                                              9,115,589
           13,645,000 Bank of America Corp., 3.6250%, 3/17/16                                            13,452,851
           13,470,000 Citigroup, Inc., 5.6250%, 8/27/12                                                  14,159,758
           27,993,000 Citigroup, Inc., 1.1640%, 2/15/13                                                  28,075,719
           15,016,000 Citigroup, Inc., 5.5000%, 4/11/13                                                  16,067,375
           12,117,000 Citigroup, Inc., 5.0000%, 9/15/14                                                  12,652,608
           11,444,000 Citigroup, Inc., 4.7500%, 5/19/15                                                  11,995,647
           18,201,000 Goldman Sachs Group, Inc., 3.6250%, 8/1/12                                         18,769,963
            2,935,000 Goldman Sachs Group, Inc., 3.7000%, 8/1/15                                          2,956,657
            2,548,000 JPMorgan Chase & Co., 5.3750%, 10/1/12                                              2,705,935
            6,143,000 JPMorgan Chase & Co., 4.8750%, 3/15/14                                              6,532,718
            3,094,000 Morgan Stanley, 6.7500%, 4/15/11                                                    3,099,127
           17,974,000 Morgan Stanley, 5.3000%, 3/1/13                                                    19,103,972
           11,376,000 Morgan Stanley, 2.8120%, 5/14/13***                                                11,776,925
            6,370,000 Morgan Stanley, 6.7500%, 10/15/13                                                   6,999,362
           21,000,000 Morgan Stanley, 2.8750%, 1/24/14                                                   21,056,553
            4,931,000 Morgan Stanley, 3.4500%, 11/2/15                                                    4,847,109
           27,765,000 UBS A.G., 2.2500%, 8/12/13                                                         28,033,793
            9,125,000 UBS A.G., 2.2500%, 1/28/14                                                          9,142,137
           27,765,000 UBS A.G., 2.2500%, 8/12/13                                                         28,033,793
                                                                                                        249,623,798
Diversified Financial Services -- 2.0%
            3,822,000 American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11 (144A)        3,928,733
           16,040,000 General Electric Capital Corp., 2.8000%, 1/8/13                                    16,412,064
            4,550,000 General Electric Capital Corp., 5.4500%, 1/15/13                                    4,865,570
           27,192,000 General Electric Capital Corp., 1.8750%, 9/16/13                                   27,182,673
            3,536,000 General Electric Capital Corp., 5.9000%, 5/13/14                                    3,902,789
                                                                                                         56,291,829
Diversified Minerals -- 0.6%
            8,191,000 Anglo American Capital PLC, 2.1500%, 9/27/13 (144A)                                 8,253,202
            6,480,000 Teck Resources, Ltd., 7.0000%, 9/15/12                                              6,923,077
            2,376,000 Teck Resources, Ltd., 10.2500%, 5/15/16                                             2,857,140
                                                                                                         18,033,419
Diversified Operations -- 0.5%
              992,000 Eaton Corp., 4.9000%, 5/15/13                                                       1,062,463
           11,514,000 Tyco Electronics Group S.A., 6.0000%, 10/1/12                                      12,273,164
                                                                                                         13,335,627
Diversified Operations - Commercial Services -- 0.2%
            6,765,000 ARAMARK Corp., 8.5000%, 2/1/15                                                      7,052,512
Electric - Distribution -- 0.2%
            5,506,000 SP Powerassets, Ltd., 5.0000%, 10/22/13 (144A)                                      5,912,034
Electric - Generation -- 0.7%
           18,410,000 Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                           19,522,921
Electric - Integrated -- 0.9%
            1,078,000 CMS Energy Corp., 8.5000%, 4/15/11                                                  1,079,867
            8,064,000 CMS Energy Corp., 6.3000%, 2/1/12                                                   8,346,240
            1,502,000 Duke Energy Corp., 6.3000%, 2/1/14                                                  1,674,326
              910,000 Georgia Power Co., 6.0000%, 11/1/13                                                 1,011,592
            1,365,000 Monongahela Power Co., 7.9500%, 12/15/13 (144A)                                     1,553,578
              910,000 Nevada Power Co., 8.2500%, 6/1/11                                                     920,772
            4,550,000 NiSource, Inc., 5.4000%, 7/15/14                                                    4,971,116
              710,000 Oncor Electric Delivery Co., 5.9500%, 9/1/13                                          774,567
            4,550,000 Union Electric Co., 4.6500%, 10/1/13                                                4,869,406
              910,000 Wisconsin Energy Corp., 6.5000%, 4/1/11                                               910,000
                                                                                                         26,111,464
Electronic Components - Semiconductors -- 0.5%
            9,096,000 Advanced Micro Devices, Inc., 5.7500%, 8/15/12                                      9,391,620
            6,157,000 National Semiconductor Corp., 6.1500%, 6/15/12                                      6,468,273
                                                                                                         15,859,893
Electronic Measuring Instruments -- 0.1%
            4,191,000 Agilent Technologies, Inc., 2.5000%, 7/15/13                                        4,228,342
Electronics - Military -- 1.2%
           34,479,000 L-3 Communications Corp., 6.3750%, 10/15/15                                        35,513,370
Fiduciary Banks -- 0.1%
            1,820,000 Northern Trust Corp., 5.5000%, 8/15/13                                              1,992,651
Finance - Auto Loans -- 0.4%
            4,550,000 American Honda Finance Corp., 2.3750%, 3/18/13 (144A)                               4,614,342
            7,149,000 PACCAR Financial Corp., 1.9500%, 12/17/12                                           7,257,450
                                                                                                         11,871,792
Finance - Commercial -- 0.4%
           10,921,000 Caterpillar, Inc. CB 2.0%, 4/15/2013, 2.0000%, 4/5/13                              11,113,985
Finance - Credit Card -- 0%
              546,000 American Express Credit Co., 5.8750%, 5/2/13                                          589,518
Finance - Investment Bankers/Brokers -- 2.0%
            3,272,000 Charles Schwab Corp., 4.9500%, 6/1/14                                               3,555,365
            3,777,000 Credit Suisse USA, Inc., 6.1250%, 11/15/11                                          3,904,629
            3,640,000 Jefferies Group, Inc., 7.7500%, 3/15/12                                             3,856,598
           13,286,000 Jefferies Group, Inc., 3.8750%, 11/9/15                                            13,257,329
            6,188,000 Merrill Lynch & Co, Inc., 5.4500%, 2/5/13                                           6,559,627
            9,101,000 Merrill Lynch & Co, Inc., 6.1500%, 4/25/13                                          9,803,770
            8,586,000 TD Ameritrade Holding Corp., 2.9500%, 12/1/12                                       8,763,000
            6,097,000 TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                       6,347,044
                                                                                                         56,047,362
Finance - Other Services -- 0.1%
            1,820,000 National Rural Utilities Cooperative Finance Corp., 2.6250%, 9/16/12                1,860,926
Food - Confectionary -- 1.5%
           11,831,000 WM Wrigley Jr. Co., 1.6835%, 6/28/11 (144A)***                                      11,837,128
           11,030,000 WM Wrigley Jr. Co., 2.4500%, 6/28/12 (144A)                                        11,067,458
           11,831,000 WM Wrigley Jr. Co., 3.0500%, 6/28/13 (144A)                                        12,023,112
            9,101,000 WM Wrigley Jr. Co., 3.7000%, 6/30/14 (144A)                                         9,308,503
                                                                                                         44,236,201
Food - Meat Products -- 0.4%
            9,714,000 Smithfield Foods, Inc., 7.7500%, 5/15/13                                           10,442,550
Food - Miscellaneous/Diversified -- 1.2%
            1,820,000 H.J. Heinz Finance Co., 6.6250%, 7/15/11                                            1,850,760
           31,614,000 Kraft Foods, Inc., 2.6250%, 5/8/13                                                 32,355,190
              491,000 Kraft Foods, Inc., 6.7500%, 2/19/14                                                   553,925
                                                                                                         34,759,875
Food - Retail -- 0.1%
              341,000 Delhaize Group, 5.8750%, 2/1/14                                                       372,304
            1,116,000 Kroger Co., 6.8000%, 4/1/11                                                         1,116,000
                                                                                                          1,488,304
Forestry -- 0.1%
            1,818,000 Sino-Forest Corp, 10.2500%, 7/28/14                                                 2,013,435
Gas - Distribution -- 0.1%
            2,275,000 Consolidated Natural Gas Co., 6.2500%, 11/1/11                                      2,346,242
Hotels and Motels -- 0.6%
           11,467,000 Marriott International, Inc., 4.6250%, 6/15/12                                     11,917,447
            4,013,000 Starwood Hotels & Resorts Worldwide, Inc., 7.8750%, 10/15/14                        4,586,859
                                                                                                         16,504,306
Industrial Gases -- 0.6%
           16,381,000 Praxair, Inc., 2.1250%, 6/14/13                                                    16,777,486
Instruments - Scientific -- 0.2%
            6,345,000 Thermo Fisher Scientific, Inc., 2.0500%, 2/21/14                                    6,414,027
Investment Management and Advisory Services -- 0.3%
            9,419,000 Franklin Resources, Inc., 2.0000%, 5/20/13                                          9,522,082
Life and Health Insurance -- 1.7%
            9,815,000 Prudential Financial, Inc., 5.1000%, 12/14/11                                      10,094,080
           34,162,000 Prudential Financial, Inc., 3.6250%, 9/17/12                                       35,183,136
              910,000 Prudential Financial, Inc., 4.5000%, 7/15/13                                          955,896
            1,474,000 Prudential Financial, Inc., 6.2000%, 1/15/15                                        1,626,802
                                                                                                         47,859,914
Machinery - General Industrial -- 0.1%
            4,065,000 Wabtec Corp. DE, 6.8750%, 7/31/13                                                   4,227,600
Medical - Drugs -- 0.6%
            7,177,000 Sanofi-Aventis S.A., 1.6250%, 3/28/14                                               7,165,352
            8,861,000 Sanofi-Aventis S.A., 0%, 3/28/14                                                    8,884,650
                                                                                                         16,050,002
Medical Products -- 0.1%
            2,757,000 CareFusion Corp., 4.1250%, 8/1/12                                                   2,847,907
            1,365,000 Covidien International Finance S.A., 5.4500%, 10/15/12                              1,454,600
                                                                                                          4,302,507
Multi-Line Insurance -- 1.4%
            8,923,000 American International Group, Inc., 3.6500%, 1/15/14                                9,075,940
           12,741,000 MetLife, Inc., 1.5605%, 8/6/13***                                                   12,877,469
           17,379,000 MetLife, Inc., 2.3750%, 2/6/14                                                     17,402,514
                                                                                                         39,355,923
Multimedia -- 1.2%
           18,201,000 NBC Universal, Inc., 2.1000%, 4/1/14 (144A)                                        18,116,438
           14,798,000 Time Warner, Inc., 3.1500%, 7/15/15                                                14,986,527
                                                                                                         33,102,965
Office Automation and Equipment -- 0.2%
            3,135,000 Xerox Corp., 5.5000%, 5/15/12                                                       3,279,555
            1,013,000 Xerox Corp., 8.2500%, 5/15/14                                                       1,184,238
                                                                                                          4,463,793
Oil Companies - Exploration and Production -- 0.9%
           11,649,000 Forest Oil Corp., 8.0000%, 12/15/11                                                12,173,205
            4,548,000 Nexen, Inc., 5.0500%, 11/20/13                                                      4,994,841
            8,533,000 Whiting Petroleum Corp., 7.0000%, 2/1/14                                            9,087,645
                                                                                                         26,255,691
Oil Companies - Integrated -- 1.1%
            4,550,000 Chevron Corp., 3.4500%, 3/3/12                                                      4,674,584
            2,275,000 ConocoPhillips, 4.7500%, 2/1/14                                                     2,469,239
           23,138,000 Shell International Finance B.V., 1.8750%, 3/25/13                                 23,552,887
                                                                                                         30,696,710
Oil Refining and Marketing -- 0.4%
            4,368,000 Sunoco, Inc., 4.8750%, 10/15/14                                                     4,667,396
            7,799,000 Valero Energy Corp., 6.8750%, 4/15/12                                               8,244,369
                                                                                                         12,911,765
Paper and Related Products -- 0.5%
           13,564,000 Georgia-Pacific LLC, 8.1250%, 5/15/11                                              13,648,775
Pipelines -- 3.2%
            1,967,000 El Paso Corp., 7.3750%, 12/15/12                                                    2,086,017
            8,859,000 Energy Transfer Partners L.P., 5.6500%, 8/1/12                                      9,310,366
           13,943,000 Enterprise Products Operating LLC, 4.6000%, 8/1/12                                 14,509,602
            2,544,000 Kinder Morgan Energy Partners L.P., 5.8500%, 9/15/12                                2,705,976
            2,939,000 Kinder Morgan Energy Partners L.P., 5.0000%, 12/15/13                               3,177,512
            3,646,000 Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                      3,823,743
           13,522,000 Kinder Morgan, Inc., 6.5000%, 9/1/12                                               14,333,320
            1,092,000 Oneok, Inc., 7.1250%, 4/15/11                                                       1,093,698
           17,934,000 Plains All American Pipeline L.P., 4.2500%, 9/1/12                                 18,616,102
           19,070,000 Plains All American Pipeline L.P., 3.9500%, 9/15/15                                19,665,861
            3,203,000 Transcontinental Gas Pipe Line Co. LLC, 7.0000%, 8/15/11                            3,277,441
                                                                                                         92,599,638
Property and Casualty Insurance -- 0.1%
            1,634,000 Chubb Corp., 5.2000%, 4/1/13                                                        1,753,988
Property Trust -- 0.4%
           10,921,000 WEA Finance LLC / WCI Finance LLC, 5.4000%, 10/1/12 (144A)                         11,554,931
Publishing - Books -- 0.4%
           10,959,000 Scholastic Corp., 5.0000%, 4/15/13                                                 11,082,289
Publishing - Newspapers -- 0.5%
           12,741,000 Gannett Co., Inc., 6.3750%, 9/1/15 (144A)                                          13,250,640
Real Estate Management/Services -- 0.4%
            9,101,000 CB Richard Ellis Services, Inc., 11.6250%, 6/15/17                                 10,739,180
Reinsurance -- 1.0%
            4,550,000 Berkshire Hathaway Finance Corp., 4.0000%, 4/15/12                                  4,710,611
            3,003,000 Berkshire Hathaway Finance Corp., 4.6000%, 5/15/13                                  3,208,033
            1,069,000 Berkshire Hathaway Finance Corp., 5.0000%, 8/15/13                                  1,156,734
           18,429,000 Berkshire Hathaway, Inc., 2.1250%, 2/11/13                                         18,820,708
                                                                                                         27,896,086
REIT - Health Care -- 3.1%
            7,280,000 HCP, Inc., 5.9500%, 9/15/11                                                         7,440,459
           24,329,000 HCP, Inc., 6.4500%, 6/25/12                                                        25,703,321
           13,032,000 HCP, Inc., 5.6250%, 2/28/13                                                        13,885,114
           14,443,000 HCP, Inc., 5.6500%, 12/15/13                                                       15,643,531
            5,215,000 Healthcare Realty Trust, Inc., 5.1250%, 4/1/14                                      5,506,258
           13,182,000 Senior Housing Properties Trust, 8.6250%, 1/15/12                                  13,788,187
            6,122,000 Ventas Realty L.P. / Ventas Capital Corp., 3.1250%, 11/30/15                        5,939,203
                                                                                                         87,906,073
REIT - Hotels -- 1.1%
            6,157,000 Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                        6,249,355
           18,583,000 Host Hotels & Resorts L.P., 6.8750%, 11/1/14                                       19,233,405
            7,280,000 Host Marriott L.P., 6.3750%, 3/15/15                                                7,434,700
                                                                                                         32,917,460
REIT - Regional Malls -- 1.3%
            4,596,000 Rouse Co. L.P., 7.2000%, 9/15/12                                                    4,802,820
           26,889,000 Rouse Co. L.P. / TRC Co-Issuer, Inc., 6.7500%, 5/1/13 (144A)                       27,796,504
            3,601,000 Simon Property Group L.P., 4.9000%, 1/30/14                                         3,850,452
                                                                                                         36,449,776
REIT - Shopping Centers -- 0.3%
            4,550,000 Developers Diversified Realty Corp., 5.3750%, 10/15/12                              4,715,738
            4,550,000 Equity One, Inc., 6.2500%, 12/15/14                                                 4,881,386
                                                                                                          9,597,124
Retail - Discount -- 0%
              951,000 Wal-Mart Stores, Inc., 3.2000%, 5/15/14                                               996,200
Retail - Office Supplies -- 0.1%
            2,275,000 Staples, Inc., 7.7500%, 4/1/11                                                      2,275,000
Retail - Perfume and Cosmetics -- 0.5%
           14,094,000 Sally Holdings LLC / Sally Capital, Inc., 9.2500%, 11/15/14                        14,781,082
Retail - Regional Department Stores -- 1.2%
           20,240,000 Macy's Retail Holdings, Inc., 6.6250%, 4/1/11                                      20,240,000
            9,101,000 Macy's Retail Holdings, Inc., 5.3500%, 3/15/12                                      9,374,030
            4,145,000 Macy's Retail Holdings, Inc., 5.8750%, 1/15/13                                      4,409,244
                                                                                                         34,023,274
Retail - Restaurants -- 0.6%
           11,220,000 Brinker International, 5.7500%, 6/1/14                                             11,811,159
            4,579,000 Darden Restaurants, Inc., 5.6250%, 10/15/12                                         4,853,621
                                                                                                         16,664,780
Semiconductor Components/Integrated Circuits -- 1.0%
           11,103,000 Analog Devices, Inc., 5.0000%, 7/1/14                                              12,067,140
           16,304,000 Maxim Integrated Products, Inc., 3.4500%, 6/14/13                                  16,871,200
                                                                                                         28,938,340
Special Purpose Entity -- 0.8%
           22,899,000 KAR Auction Services, Inc., 8.7500%, 5/1/14                                        23,643,217
Steel - Producers -- 0.7%
            4,448,000 ArcelorMittal, 5.3750%, 6/1/13                                                      4,730,506
           13,651,000 ArcelorMittal, 3.7500%, 8/5/15                                                     13,786,076
            1,251,000 Steel Dynamics, Inc., 7.7500%, 4/15/16                                              1,332,315
                                                                                                         19,848,897
Super-Regional Banks -- 0.4%
            7,280,000 Bank One Corp., 5.9000%, 11/15/11                                                   7,513,513
            3,370,000 PNC Funding Corp., 5.2500%, 11/15/15                                                3,624,007
                                                                                                         11,137,520
Telecommunication Services -- 0.7%
           18,201,000 Qwest Corp., 8.8750%, 3/15/12                                                      19,475,070
Telephone - Integrated -- 0.5%
            1,365,000 AT&T, Inc., 5.8750%, 8/15/12                                                        1,454,621
            1,001,000 AT&T, Inc., 4.9500%, 1/15/13                                                        1,066,172
           10,500,000 Virgin Media Finance PLC, 9.1250%, 8/15/16                                         11,130,000
                                                                                                         13,650,793
Television -- 0.1%
            1,365,000 CBS Corp., 8.2000%, 5/15/14                                                         1,599,893
Transportation - Railroad -- 0.4%
            2,125,000 Canadian Pacific Railway Co., 6.2500%, 10/15/11                                     2,189,434
            5,453,000 Kansas City Southern de Mexico S.A. de C.V., 7.3750%, 6/1/14                        5,671,120
            2,548,000 Union Pacific Corp., 5.4500%, 1/31/13                                               2,739,454
                                                                                                         10,600,008
Transportation - Services -- 1.0%
           26,392,000 Asciano Finance, Ltd., 3.1250%, 9/23/15 (144A)                                     25,423,229
              910,000 Fedex Corp., 7.3750%, 1/15/14                                                       1,033,336
            2,300,000 United Parcel Service, Inc., 3.8750%, 4/1/14                                        2,451,312
                                                                                                         28,907,877
--------------------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $1,944,407,994)                                                          1,974,745,948
--------------------------------------------------------------------------------------------------------------------

U.S. Treasury Notes/Bonds -- 24.6%
               U.S. Treasury Notes/Bonds:
            7,613,000   0.7500%,  5/31/12                                                                 7,645,127
              591,000   1.8750%,  6/15/12                                                                   601,458
          162,568,000   0.6250%,  6/30/12                                                               162,987,425
           23,235,000   0.6250%,  12/31/12                                                               23,215,041
          126,115,000   1.3750%,  2/15/13                                                               127,607,697
           85,808,000   0.6250%,  2/28/13                                                                85,596,827
           64,413,000   1.7500%,  4/15/13                                                                65,631,050
          127,166,000   1.3750%,  5/15/13**                                                             128,557,196
            4,400,000   1.1250%,  6/15/13                                                                 4,421,648
           82,261,000   1.2500%,  2/15/14                                                                82,312,413
           12,770,000   1.2500%,  3/15/14                                                                12,766,041
--------------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $699,373,531)                                                    701,341,923
--------------------------------------------------------------------------------------------------------------------

Short-Term Taxable Variable Rate Demand Note -- 0.1%
                    California Infrastructure & Economic Development Bank
 1,100,000          0.7100%,  4/1/24 ***(amortized cost  $1,100,000)                                      1,100,000
--------------------------------------------------------------------------------------------------------------------

Money Market -- 2.1%
           60,553,974  Janus Cash Liquidity Fund LLC, 0%
                         (cost  $60,553,974)                                                             60,553,974
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,815,817,344) - 100%                                                  2,849,050,881
--------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                           March 31, 2011 (unaudited)


Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                     $    70,400,347              2.5%
Belgium                                               372,304              0.0%
Canada                                             53,810,869              1.9%
Cayman Islands                                     23,542,275              0.8%
Chile                                              13,647,437              0.5%
France                                             16,050,002              0.6%
Luxembourg                                         45,973,580              1.6%
Mexico                                              5,671,120              0.2%
Netherlands                                        41,293,380              1.4%
New Zealand                                        15,431,570              0.5%
Singapore                                           5,912,034              0.2%
Sweden                                             28,519,227              1.0%
Switzerland                                        41,429,921              1.5%
United Kingdom                                     78,370,214              2.8%
United States++                                 2,408,626,601             84.5%
-------------------------------------------------------------------------------
Total                                         $ 2,849,050,881            100.0%

++ Includes Cash Equivalents (82.4% excluding Cash Equivalents)


Notes to Schedule of Investments (unaudited)

PLC         Public Limited Company

REIT        Real Estate Investment Trust

ULC         Unlimited Liability Company

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***         Rate is subject to change.  Rate shown reflects current rate.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                Value as a %
                                                                of Investment
                                              Value              Securities
--------------------------------------------------------------------------------

Janus Short-Term Bond Fund                    $ 329,490,990         11.6%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of March 31, 2011)

                                                                                  Level 3 -
                                                           Level 2 - Other        Significant
                                           Level 1 -       Significant            Unobservable
                                           Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Short-Term Bond Fund

Bank Loans                               $            --     $   111,309,036      $            --
---------------------------------------------------------------------------------------------------
Corporate Bonds                                       --       1,974,745,948                   --
---------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                             --         701,341,923                   --
---------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate
Demand Note                                           --           1,100,000                   --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                          --          60,553,974                   --
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

Total Investments in Securities          $            --     $ 2,849,050,881      $            --
---------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                         $ 25,273,500

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 85.9%
Aerospace and Defense -- 2.3%
               12,200 General Dynamics Corp.                                                          $     934,032
               20,000 Raytheon Co.                                                                        1,017,400
               19,000 Rockwell Collins, Inc.                                                              1,231,770
                                                                                                          3,183,202
Aerospace and Defense - Equipment -- 0.6%
               10,000 United Technologies Corp.                                                             846,500
Apparel Manufacturers -- 0.3%
                4,000 VF Corp.                                                                              394,120
Applications Software -- 0.9%
               50,000 Microsoft Corp.                                                                     1,268,000
Athletic Footwear -- 0.2%
                4,500 NIKE, Inc. - Class B                                                                  340,650
Beverages - Non-Alcoholic -- 1.3%
                4,000 Coca-Cola Co.                                                                         265,400
               23,000 PepsiCo, Inc.                                                                       1,481,430
                                                                                                          1,746,830
Brewery -- 1.0%
               29,000 Molson Coors Brewing Co. - Class B                                                  1,359,810
Cable Television -- 0.5%
               25,500 Comcast Corp. - Class A                                                               630,360
Cellular Telecommunications -- 1.3%
               64,500 Vodafone Group PLC                                                                  1,854,375
Chemicals - Specialty -- 0.2%
                2,000 Lubrizol Corp.                                                                        267,920
Commercial Banks -- 1.3%
               39,000 BB&T Corp.                                                                          1,070,550
                9,000 M&T Bank Corp.                                                                        796,230
                                                                                                          1,866,780
Commercial Services - Finance -- 1.5%
                9,000 Visa, Inc. - Class A                                                                  662,580
               66,000 Western Union Co.                                                                   1,370,820
                                                                                                          2,033,400
Computer Services -- 1.3%
               12,600 Accenture, Ltd. - Class A (U.S. Shares)                                               692,622
                6,800 International Business Machines Corp.                                               1,108,876
                                                                                                          1,801,498
Computers -- 0.6%
               22,000 Hewlett-Packard Co.                                                                   901,340
Consumer Products - Miscellaneous -- 0.4%
                7,800 Kimberly-Clark Corp.                                                                  509,106
Cosmetics and Toiletries -- 1.1%
               25,500 Procter & Gamble Co.                                                                1,570,800
Diversified Banking Institutions -- 2.8%
               70,000 Bank of America Corp.                                                                 933,100
                4,000 Goldman Sachs Group, Inc.                                                             633,880
               50,000 JPMorgan Chase & Co.                                                                2,305,000
                                                                                                          3,871,980
Diversified Operations -- 3.4%
                6,500 3M Co.                                                                                607,750
               79,000 General Electric Co.                                                                1,583,950
               23,000 Illinois Tool Works, Inc.                                                           1,235,560
               28,000 Tyco International, Ltd. (U.S. Shares)                                              1,253,560
                                                                                                          4,680,820
Electric - Integrated -- 1.4%
               16,100 Entergy Corp.                                                                       1,082,081
               33,000 PPL Corp.                                                                             834,900
                                                                                                          1,916,981
Electronic Components - Miscellaneous -- 0.3%
               10,500 Garmin, Ltd.                                                                          355,530
Electronic Components - Semiconductors -- 0.7%
               48,000 Intel Corp.                                                                           968,160
Electronic Forms -- 0.6%
               27,000 Adobe Systems, Inc.                                                                   895,320
Engineering - Research and Development Services -- 1.1%
               14,000 KBR, Inc.                                                                             528,780
               23,000 URS Corp.                                                                           1,059,150
                                                                                                          1,587,930
Fiduciary Banks -- 1.3%
               39,500 State Street Corp.                                                                  1,775,130
Finance - Credit Card -- 1.1%
               65,500 Discover Financial Services                                                         1,579,860
Finance - Investment Bankers/Brokers -- 0.4%
               27,000 TD Ameritrade Holding Corp.                                                           563,490
Food - Miscellaneous/Diversified -- 2.5%
               44,500 ConAgra Foods, Inc.                                                                 1,056,875
               14,000 General Mills, Inc.                                                                   511,700
                7,000 Kellogg Co.                                                                           377,860
               50,000 Unilever PLC (ADR)                                                                  1,531,000
                                                                                                          3,477,435
Food - Retail -- 0.8%
               45,000 Kroger Co.                                                                          1,078,650
Food - Wholesale/Distribution -- 0.5%
               24,500 Sysco Corp.                                                                           678,650
Gold Mining -- 1.1%
               29,500 Goldcorp, Inc. (U.S. Shares)                                                        1,469,100
Instruments - Scientific -- 1.0%
               24,500 Thermo Fisher Scientific, Inc.                                                      1,360,975
Internet Security -- 0.5%
               41,000 Symantec Corp.                                                                        760,140
Investment Management and Advisory Services -- 1.4%
               12,000 Ameriprise Financial, Inc.                                                            732,960
                5,500 Franklin Resources, Inc.                                                              687,940
               18,000 INVESCO, Ltd.                                                                         460,080
                                                                                                          1,880,980
Machinery - Farm -- 0.4%
                6,000 Deere & Co.                                                                           581,340
Medical - Biomedical and Genetic -- 1.4%
               18,000 Amgen, Inc.*                                                                          962,100
               20,000 Life Technologies Corp.                                                             1,048,400
                                                                                                          2,010,500
Medical - Drugs -- 4.1%
               29,400 Abbott Laboratories                                                                 1,442,070
               24,000 Merck & Co., Inc.                                                                     792,240
               24,000 Novartis A.G.                                                                       1,304,400
              107,500 Pfizer, Inc.                                                                        2,183,325
                                                                                                          5,722,035
Medical - HMO -- 0.4%
                8,000 WellPoint, Inc.                                                                       558,320
Medical - Wholesale Drug Distributors -- 0.4%
                7,500 McKesson Corp.                                                                        592,875
Medical Instruments -- 1.2%
               27,000 Medtronic, Inc.                                                                     1,062,450
               13,000 St. Jude Medical, Inc.                                                                666,380
                                                                                                          1,728,830
Medical Labs and Testing Services -- 0.5%
                7,000 Laboratory Corp. of America Holdings                                                  644,910
Medical Products -- 2.9%
               13,500 Becton, Dickinson and Co.                                                           1,074,870
               12,500 Covidien PLC (U.S. Shares)                                                            649,250
               21,500 Johnson & Johnson                                                                   1,273,875
               16,000 Zimmer Holdings, Inc.                                                                 968,480
                                                                                                          3,966,475
Metal - Aluminum -- 0.5%
               40,500 Alcoa, Inc.                                                                           714,825
Metal - Copper -- 0.7%
               17,500 Freeport-McMoRan Copper & Gold, Inc. - Class B                                        972,125
Multi-Line Insurance -- 1.1%
               49,000 Allstate Corp.                                                                      1,557,220
Multimedia -- 1.3%
               33,800 News Corp. - Class A                                                                  593,528
               21,000 Time Warner, Inc.                                                                     749,700
               10,500 Viacom, Inc. - Class B                                                                488,460
                                                                                                          1,831,688
Networking Products -- 0.8%
               61,000 Cisco Systems, Inc.                                                                 1,046,150
Non-Hazardous Waste Disposal -- 1.0%
               45,500 Republic Services, Inc.                                                             1,366,820
Oil - Field Services -- 0.2%
                3,100 Schlumberger, Ltd. (U.S. Shares)                                                      289,106
Oil Companies - Exploration and Production -- 7.3%
               12,000 Anadarko Petroleum Corp.                                                              983,040
                3,100 Apache Corp.                                                                          405,852
               12,300 Comstock Resources, Inc.                                                              380,562
               12,500 Devon Energy Corp.                                                                  1,147,125
               11,700 EQT Corp.                                                                             583,830
               18,000 Forest Oil Corp.                                                                      680,940
               17,000 Noble Energy, Inc.                                                                  1,643,050
                5,700 Occidental Petroleum Corp.                                                            595,593
               17,000 Plains Exploration & Production Co.                                                   615,910
               29,000 QEP Resources, Inc.                                                                 1,175,660
               35,000 Southwestern Energy Co.                                                             1,503,950
                8,200 Ultra Petroleum Corp. (U.S. Shares)                                                   403,850
                                                                                                         10,119,362
Oil Companies - Integrated -- 2.9%
               29,500 Exxon Mobil Corp.                                                                   2,481,835
                8,800 Hess Corp.                                                                            749,848
               15,000 Marathon Oil Corp.                                                                    799,650
                                                                                                          4,031,333
Oil Field Machinery and Equipment -- 0.3%
                4,500 National Oilwell Varco, Inc.                                                          356,715
Pipelines -- 1.3%
               14,000 Enterprise Products Partners L.P.                                                     602,840
               39,100 Kinder Morgan, Inc.                                                                 1,158,924
                                                                                                          1,761,764
Property and Casualty Insurance -- 1.7%
               18,000 Chubb Corp.                                                                         1,103,580
               26,000 Progressive Corp.                                                                     549,380
               11,500 Travelers Cos., Inc.                                                                  684,020
                                                                                                          2,336,980
Reinsurance -- 2.7%
               14,000 Berkshire Hathaway, Inc. - Class B                                                  1,170,820
               14,000 Everest Re Group, Ltd.                                                              1,234,520
               17,000 PartnerRe, Ltd.                                                                     1,347,080
                                                                                                          3,752,420
REIT - Apartments -- 0.2%
                4,000 Equity Residential                                                                    225,640
REIT - Diversified -- 0.4%
               22,000 Weyerhaeuser Co.                                                                      541,200
REIT - Office Property -- 0.4%
                6,000 Boston Properties, Inc.                                                               569,100
REIT - Regional Malls -- 0.2%
                2,712 Simon Property Group, Inc.                                                            290,618
REIT - Storage -- 0.2%
                3,000 Public Storage                                                                        332,730
Retail - Apparel and Shoe -- 0.6%
               37,000 Gap, Inc.                                                                             838,420
Retail - Building Products -- 0.4%
               22,000 Lowe's Cos., Inc.                                                                     581,460
Retail - Consumer Electronics -- 0.3%
               15,500 Best Buy Co., Inc.                                                                    445,160
Retail - Discount -- 1.8%
               19,000 Target Corp.                                                                          950,190
               29,000 Wal-Mart Stores, Inc.                                                               1,509,450
                                                                                                          2,459,640
Retail - Drug Store -- 0.8%
               34,000 CVS Caremark Corp.                                                                  1,166,880
Retail - Major Department Stores -- 0.2%
                6,500 TJX Cos., Inc.                                                                        323,245
Retail - Office Supplies -- 0.5%
               34,500 Staples, Inc.                                                                         669,990
Retail - Regional Department Stores -- 0.9%
               23,500 Kohl's Corp.                                                                        1,246,440
Retail - Restaurants -- 0.4%
                7,000 McDonald's Corp.                                                                      532,630
Savings/Loan/Thrifts -- 0.5%
               58,000 People's United Financial, Inc.                                                       729,640
Semiconductor Equipment -- 0.5%
               48,400 Applied Materials, Inc.                                                               756,008
Super-Regional Banks -- 3.5%
               30,000 PNC Financial Services Group, Inc.                                                  1,889,700
               56,000 U.S. Bancorp.                                                                       1,480,080
               47,000 Wells Fargo & Co.                                                                   1,489,900
                                                                                                          4,859,680
Telephone - Integrated -- 3.4%
               70,500 AT&T, Inc.                                                                          2,157,300
               42,000 CenturyLink, Inc.                                                                   1,745,100
               21,500 Verizon Communications, Inc.                                                          828,610
                                                                                                          4,731,010
Transportation - Railroad -- 0.5%
               12,000 Kansas City Southern                                                                  653,400
Transportation - Services -- 0.5%
                7,500 FedEx Corp.                                                                           701,625
Wireless Equipment -- 0.4%
               11,200 QUALCOMM, Inc.                                                                        614,096
X-Ray Equipment -- 0.5%
               30,000 Hologic, Inc.                                                                         666,000
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $102,973,077)                                                                 119,352,227
--------------------------------------------------------------------------------------------------------------------

Repurchase Agreement -- 14.1%
      $    19,538,000 ING Financial Markets LLC, 0.1000%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $19,538,054
                      collateralized by $19,941,010
                      in U.S. Treasuries
                      0.0000%, 4/7/11 - 2/9/12
                      with a value of $19,929,188
                      (cost  $19,538,000)                                                                19,538,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $122,511,077) - 100%                                                      138,890,227
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------------------
                                                           % of Investment
Country                                        Value            Securities
Bermuda                               $    3,041,680                  2.2%
Canada                                     1,872,950                  1.3%
Ireland                                    1,341,872                  1.0%
Netherlands Antilles                         289,106                  0.2%
Switzerland                                2,913,490                  2.1%
United Kingdom                             3,385,375                  2.4%
United States++                          126,045,754                 90.8%
---------------------------------------------------------------------------
Total                                 $  138,890,227                100.0%
---------------------------------------------------------------------------

++  Includes Cash Equivalents (76.7% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

PLC         Public Limited Company

REIT        Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income producing security.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1        Other Significant     Unobservable
Valuation Inputs Summary (as of March 31, 2011 )           Quoted - Prices    Observable Inputs        Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Large Cap Value Fund
Common Stock
Cellular Telecommunications                                 $           --       $    1,854,375    $           --
Food - Miscellaneous/Diversified                                 1,946,435            1,531,000                --
Medical - Drugs                                                  4,417,635            1,304,400                --
All Other                                                      108,298,382                   --                --
--------------------------------------------------------------------------------------------------------------------
Total Common Stock                                             114,662,452            4,689,775                --
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                   --           19,538,000                --
--------------------------------------------------------------------------------------------------------------------
Total Investments                                           $  114,662,452       $   24,227,775    $           --
--------------------------------------------------------------------------------------------------------------------

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                             Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 92.0%
Aerospace and Defense -- 0.9%
            2,050,000 Rockwell Collins, Inc.                                                        $   132,901,500
Apparel Manufacturers -- 0.4%
              600,000 VF Corp.                                                                           59,118,000
Appliances -- 0.5%
              900,000 Whirlpool Corp.                                                                    76,824,000
Applications Software -- 0.3%
            1,600,000 Microsoft Corp.                                                                    40,576,000
Brewery -- 1.3%
            4,150,000 Molson Coors Brewing Co. - Class B                                                194,593,500
Building - Residential and Commercial -- 0.8%
            2,900,000 KB Home                                                                            36,076,000
            1,000,000 Lennar Corp. - Class A                                                             18,120,000
            2,500,270 M.D.C. Holdings, Inc.                                                              63,381,844
                                                                                                        117,577,844
Casino Services -- 0.4%
            1,800,000 Bally Casinos*                                                                     68,130,000
Cellular Telecommunications -- 1.0%
            5,000,485 Vodafone Group PLC                                                                143,763,944
Chemicals - Diversified -- 0.5%
              850,571 FMC Corp.                                                                          72,238,995
Chemicals - Specialty -- 0.4%
              400,000 Lubrizol Corp.                                                                     53,584,000
Commercial Banks -- 1.5%
              317,134 First Republic Bank / San Francisco CA*                                             9,802,612
            1,650,075 M&T Bank Corp.                                                                    145,982,135
            4,600,000 TCF Financial Corp.                                                                72,956,000
                                                                                                        228,740,747
Commercial Services - Finance -- 2.0%
            2,050,000 Global Payments, Inc.                                                             100,286,000
            9,400,000 Western Union Co.                                                                 195,238,000
                                                                                                        295,524,000
Computer Services -- 0.6%
              850,000 Accenture, Ltd. - Class A (U.S. Shares)                                            46,724,500
            1,600,000 SRA International, Inc.*,#                                                         45,376,000
                                                                                                         92,100,500
Computers -- 0.3%
            1,250,500 Hewlett-Packard Co.                                                                51,232,985
Computers - Integrated Systems -- 0.9%
            2,500,000 Diebold, Inc.                                                                      88,650,000
            1,400,000 Jack Henry & Associates, Inc.                                                      47,446,000
                                                                                                        136,096,000
Consumer Products - Miscellaneous -- 0.2%
              550,000 Kimberly-Clark Corp.                                                               35,898,500
Containers - Metal and Glass -- 0.4%
            1,600,000 Ball Corp.                                                                         57,360,000
Containers - Paper and Plastic -- 0.6%
            2,411,055 Packaging Corp. of America                                                         69,655,379
            1,000,242 Temple-Inland, Inc.**                                                              23,405,663
                                                                                                         93,061,042
Diagnostic Equipment -- 0.4%
            3,200,320 Immucor, Inc.*                                                                     63,302,330
Diversified Operations -- 1.4%
            1,250,000 Carlisle Cos., Inc.                                                                55,687,500
            3,400,567 Tyco International, Ltd. (U.S. Shares)                                            152,243,384
                                                                                                        207,930,884
Electric - Integrated -- 1.8%
            2,300,000 Constellation Energy Group, Inc.                                                   71,599,000
            1,251,900 Entergy Corp.                                                                      84,140,199
            4,300,000 PPL Corp.                                                                         108,790,000
                                                                                                        264,529,199
Electronic Components - Miscellaneous -- 0.8%
            3,400,000 Garmin, Ltd.                                                                      115,124,000
Electronic Components - Semiconductors -- 2.2%
            2,800,000 Intel Corp.                                                                        56,476,000
            4,800,000 Intersil Corp. - Class A#                                                          59,760,000
            5,200,200 QLogic Corp.*                                                                      96,463,710
            2,200,000 Semtech Corp.* ,#                                                                  55,044,000
            1,900,260 Xilinx, Inc.                                                                       62,328,528
                                                                                                        330,072,238
Electronic Connectors -- 0.3%
              800,000 Thomas & Betts Corp.*                                                              47,576,000
Electronic Forms -- 0.6%
            2,600,000 Adobe Systems, Inc.*                                                               86,216,000
Electronic Parts Distributors -- 0.9%
            2,550,000 Tech Data Corp.* ,#                                                               129,693,000
Engineering - Research and Development Services -- 2.7%
            2,350,000 Jacobs Engineering Group, Inc.*                                                   120,860,500
            2,350,000 KBR, Inc.                                                                          88,759,500
            4,200,000 URS Corp.* ,#                                                                     193,410,000
                                                                                                        403,030,000
Fiduciary Banks -- 1.2%
            4,100,000 State Street Corp.                                                                184,254,000
Finance - Credit Card -- 1.4%
            8,500,000 Discover Financial Services                                                       205,020,000
Finance - Investment Bankers/Brokers -- 0.5%
              800,212 Raymond James Financial, Inc.                                                      30,600,107
            2,400,230 TD Ameritrade Holding Corp.                                                        50,092,800
                                                                                                         80,692,907
Food - Baking -- 0.6%
            3,600,000 Flowers Foods, Inc.                                                                98,028,000
Food - Miscellaneous/Diversified -- 2.4%
            5,500,000 ConAgra Foods, Inc.                                                               130,625,000
            1,050,000 General Mills, Inc.                                                                38,377,500
            1,173,100 Kellogg Co.                                                                        63,323,938
            4,400,000 Unilever PLC (ADR)                                                                134,728,000
                                                                                                        367,054,438
Food - Retail -- 0.9%
            5,500,000 Kroger Co.                                                                        131,835,000
Food - Wholesale/Distribution -- 0.4%
            2,000,000 Sysco Corp.                                                                        55,400,000
Footwear and Related Apparel -- 0.3%
            2,100,795 Skechers U.S.A., Inc. - Class A*,#                                                 43,150,329
Gas - Distribution -- 0.4%
            1,400,000 AGL Resources, Inc.                                                                55,776,000
Gold Mining -- 1.4%
            3,000,000 Eldorado Gold Corp.                                                                48,780,000
            3,300,000 Goldcorp, Inc. (U.S. Shares)                                                      164,340,000
                                                                                                        213,120,000
Instruments - Scientific -- 1.4%
            3,400,000 PerkinElmer, Inc.                                                                  89,318,000
            2,150,000 Thermo Fisher Scientific, Inc.*                                                   119,432,500
                                                                                                        208,750,500
Internet Security -- 0.8%
            6,800,000 Symantec Corp.*                                                                   126,072,000
Intimate Apparel -- 0.5%
            1,204,300 Warnaco Group, Inc.*                                                               68,873,917
Investment Management and Advisory Services -- 0.9%
              200,000 AllianceBernstein Holding L.P.                                                      4,360,000
            1,100,000 Ameriprise Financial, Inc.                                                         67,188,000
            2,550,030 INVESCO, Ltd.                                                                      65,178,767
                                                                                                        136,726,767
Machinery - Farm -- 0.7%
            1,150,000 Deere & Co.                                                                       111,423,500
Machinery - General Industrial -- 0.3%
            1,450,000 Babcock & Wilcox Co.*                                                              48,401,000
Medical - Biomedical and Genetic -- 1.9%
            2,500,000 Charles River Laboratories International, Inc.* ,#                                 95,950,000
            2,650,000 Life Technologies Corp.*                                                          138,913,000
            2,200,000 Myriad Genetics, Inc.*                                                             44,330,000
                                                                                                        279,193,000
Medical - Drugs -- 1.2%
            2,700,000 Forest Laboratories, Inc.*                                                         87,210,000
            1,600,000 Novartis A.G.                                                                      86,960,000
                                                                                                        174,170,000
Medical - HMO -- 0.3%
            1,500,000 Health Net, Inc.*                                                                  49,050,000
Medical - Wholesale Drug Distributors -- 0.2%
              350,000 McKesson Corp.                                                                     27,667,500
Medical Instruments -- 0.9%
              400,000 Beckman Coulter, Inc.                                                              33,228,000
            1,900,000 St. Jude Medical, Inc.                                                             97,394,000
                                                                                                        130,622,000
Medical Labs and Testing Services -- 1.2%
            1,150,000 Covance, Inc.*                                                                     62,928,000
            1,250,000 Laboratory Corp. of America Holdings*                                             115,162,500
                                                                                                        178,090,500
Medical Products -- 1.9%
            1,350,400 Becton, Dickinson and Co.                                                         107,518,848
              900,000 Covidien PLC (U.S. Shares)                                                         46,746,000
            2,250,000 Zimmer Holdings, Inc.*                                                            136,192,500
                                                                                                        290,457,348
Medical Sterilization Products -- 0.2%
            1,000,000 STERIS Corp.                                                                       34,540,000
Metal - Aluminum -- 0.3%
            2,500,000 Alcoa, Inc.                                                                        44,125,000
Metal - Copper -- 0.6%
            1,700,000 Freeport-McMoRan Copper & Gold, Inc. - Class B                                     94,435,000
Metal Processors and Fabricators -- 0.4%
            1,600,000 Kaydon Corp.                                                                       62,704,000
Multi-Line Insurance -- 1.8%
            5,700,600 Allstate Corp.                                                                    181,165,068
            7,000,000 Old Republic International Corp.                                                   88,830,000
                                                                                                        269,995,068
Multimedia -- 0.7%
            2,200,000 Viacom, Inc. - Class B                                                            102,344,000
Networking Products -- 0.7%
            6,600,800 Cisco Systems, Inc.                                                               113,203,720
Non-Hazardous Waste Disposal -- 0.9%
            4,500,000 Republic Services, Inc.                                                           135,180,000
Oil Companies - Exploration and Production -- 10.0%
            1,400,000 Anadarko Petroleum Corp.                                                          114,688,000
            2,400,000 Bill Barrett Corp.*                                                                95,784,000
            1,500,000 Cabot Oil & Gas Corp.                                                              79,455,000
            2,400,000 Comstock Resources, Inc.* ,#                                                       74,256,000
            1,000,000 Devon Energy Corp.                                                                 91,770,000
            2,300,000 EQT Corp.                                                                         114,770,000
            3,800,000 Forest Oil Corp.*                                                                 143,754,000
            2,000,000 Noble Energy, Inc.                                                                193,300,000
            2,400,000 PetroHawk Energy Corp.*                                                            58,896,000
            2,403,270 Plains Exploration & Production Co.*                                               87,070,472
            4,800,000 QEP Resources, Inc.                                                               194,592,000
            4,100,000 Southwestern Energy Co.*                                                          176,177,000
            1,500,000 Ultra Petroleum Corp. (U.S. Shares)*                                               73,875,000
                                                                                                      1,498,387,472
Oil Companies - Integrated -- 0.5%
              900,000 Hess Corp.                                                                         76,689,000
Oil Field Machinery and Equipment -- 0.2%
              400,000 National Oilwell Varco, Inc.                                                       31,708,000
Pharmacy Services -- 0.5%
            2,400,000 Omnicare, Inc.                                                                     71,976,000
Pipelines -- 1.3%
              129,111 Enterprise Products Partners L.P.                                                   5,559,520
            2,892,600 Plains All American Pipeline L.P.                                                 184,345,398
                                                                                                        189,904,918
Property and Casualty Insurance -- 1.3%
              450,000 Chubb Corp.                                                                        27,589,500
            2,500,000 HCC Insurance Holdings, Inc.                                                       78,275,000
            4,000,000 Progressive Corp.                                                                  84,520,000
                                                                                                        190,384,500
Reinsurance -- 2.9%
              600,000 Berkshire Hathaway, Inc. - Class B*                                                50,178,000
            1,800,000 Everest Re Group, Ltd.                                                            158,724,000
            2,300,000 PartnerRe, Ltd.                                                                   182,252,000
              732,015 Reinsurance Group of America, Inc.                                                 45,955,902
                                                                                                        437,109,902
REIT - Apartments -- 0.6%
              300,000 Avalonbay Communities, Inc.                                                        36,024,000
            1,200,000 BRE Properties, Inc. - Class A                                                     56,616,000
                                                                                                         92,640,000
REIT - Diversified -- 1.8%
            1,600,120 Liberty Property Trust                                                             52,643,948
            2,096,438 Potlatch Corp.#                                                                    84,276,807
            1,200,000 Rayonier, Inc.                                                                     74,772,000
            2,700,000 Weyerhaeuser Co.                                                                   66,420,000
                                                                                                        278,112,755
REIT - Health Care -- 0.2%
              600,310 Nationwide Health Properties, Inc.                                                 25,531,184
REIT - Mortgage -- 0.6%
            2,000,000 Annaly Mortgage Management, Inc.                                                   34,900,000
            3,800,000 Redwood Trust, Inc.                                                                59,090,000
                                                                                                         93,990,000
REIT - Office Property -- 2.0%
              850,244 Alexandria Real Estate Equities, Inc.                                              66,293,525
            1,000,000 Boston Properties, Inc.                                                            94,850,000
            1,418,000 Corporate Office Properties                                                        51,246,520
            2,400,000 Mack-Cali Realty Corp.                                                             81,360,000
                                                                                                        293,750,045
REIT - Regional Malls -- 0.3%
              800,000 Taubman Centers, Inc.                                                              42,864,000
REIT - Storage -- 0.4%
              550,000 Public Storage                                                                     61,000,500
REIT - Warehouse and Industrial -- 0.4%
            1,700,000 AMB Property Corp.                                                                 61,149,000
Rental Auto/Equipment -- 0.4%
            2,500,000 Aaron Rents, Inc.#                                                                 63,400,000
Retail - Apparel and Shoe -- 1.8%
            2,300,000 Aeropostale, Inc.                                                                  55,936,000
            5,900,000 American Eagle Outfitters, Inc.                                                    93,751,000
            5,300,000 Gap, Inc.                                                                         120,098,000
                                                                                                        269,785,000
Retail - Consumer Electronics -- 0.4%
            2,100,000 Best Buy Co., Inc.                                                                 60,312,000
Retail - Discount -- 1.0%
            1,500,000 Big Lots, Inc.*                                                                    65,145,000
            1,750,000 Wal-Mart Stores, Inc.                                                              91,087,500
                                                                                                        156,232,500
Retail - Drug Store -- 1.0%
            3,400,000 CVS Caremark Corp.                                                                116,688,000
              703,000 Walgreen Co.                                                                       28,218,420
                                                                                                        144,906,420
Retail - Major Department Stores -- 0.3%
            1,250,000 JC Penney Co., Inc.                                                                44,887,500
Retail - Office Supplies -- 0.6%
            5,000,000 Staples, Inc.                                                                      97,100,000
Retail - Regional Department Stores -- 0.9%
            2,550,000 Kohl's Corp.                                                                      135,252,000
Savings/Loan/Thrifts -- 2.3%
           10,100,000 First Niagara Financial Group, Inc.                                               137,158,000
            8,800,000 People's United Financial, Inc.                                                   110,704,000
            5,800,000 Washington Federal, Inc.#                                                         100,572,000
                                                                                                        348,434,000
Semiconductor Equipment -- 0.6%
            5,700,000 Applied Materials, Inc.                                                            89,034,000
Soap and Cleaning Preparations -- 0.4%
              800,000 Church & Dwight Co., Inc.                                                          63,472,000
Super-Regional Banks -- 1.9%
            5,200,000 Fifth Third Bancorp.                                                               72,176,000
            1,600,000 PNC Financial Services Group, Inc.                                                100,784,000
            3,800,000 SunTrust Banks, Inc.                                                              109,592,000
                                                                                                        282,552,000
Telephone - Integrated -- 1.1%
            4,100,000 CenturyLink, Inc.                                                                 170,355,000
Textile-Home Furnishings -- 0.6%
            1,400,000 Mohawk Industries, Inc.*                                                           85,610,000
Tools - Hand Held -- 0.4%
            1,050,000 Snap-On, Inc.                                                                      63,063,000
Toys -- 0.3%
            1,700,000 Mattel, Inc.                                                                       42,381,000
Transportation - Marine -- 0.5%
            1,400,000 Kirby Corp.*                                                                       80,206,000
Transportation - Railroad -- 1.4%
            1,900,000 Kansas City Southern*                                                             103,455,000
              400,000 Norfolk Southern Corp.                                                             27,708,000
              802,500 Union Pacific Corp.                                                                78,909,825
                                                                                                        210,072,825
Transportation - Truck -- 0.6%
            1,950,000 J.B. Hunt Transport Services, Inc.                                                 88,569,000
Wireless Equipment -- 0.4%
            1,000,000 QUALCOMM, Inc.                                                                     54,830,000
X-Ray Equipment -- 0.7%
            4,900,000 Hologic, Inc.*                                                                    108,780,000
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $11,025,576,361)                                                           13,821,582,223
--------------------------------------------------------------------------------------------------------------------

Purchased Options - Puts -- 0.2 %
               11,966 iShares Russell 2000(R) Index**
                       expires April 2011
                       exercise price $76.00                                                                122,539
               17,720 iShares Russell 2000(R) Index**
                       expires April 2011
                       exercise price $77.00                                                                251,022
               12,000 iShares Russell 2000(R) Index**
                       expires May 2011
                       exercise price $76.00                                                                891,232
               29,542 iShares Russell 2000(R) Index**
                       expires May 2011
                       exercise price $77.00                                                              2,571,333
               17,200 iShares Russell 2000(R) Index**
                       expires May 2011
                       exercise price $79.00                                                              2,056,492
               11,600 iShares Russell 2000(R) Index**
                       expires June 2011
                       exercise price $78.00                                                              1,925,296
               11,450 iShares Russell 2000(R) Index**
                       expires June 2011
                       exercise price $79.00                                                              2,142,185
               16,950 iShares Russell 2000(R) Index**
                       expires June 2011,
                       exercise price $80.00                                                              4,040,988
               16,700 iShares Russell 2000(R) Index**
                       expires June 2011
                       exercise price $81.00                                                              4,449,090
               27,950 iShares Russell 2000(R) Index**
                       expires June 2011
                       exercise price $81.00                                                              6,643,550
               11,570 iShares Russell 2000(R) Index**
                       expires July 2011
                       exercise price $78.00                                                              3,030,890
               11,660 iShares Russell 2000(R) Index**
                       expires July 2011
                       exercise price $78.00                                                              2,737,049
--------------------------------------------------------------------------------------------------------------------

Total Purchased Options - Puts  (premiums paid $81,078,431)                                              30,861,666
--------------------------------------------------------------------------------------------------------------------


Repurchase Agreements -- 7.8 %
        $ 350,000,000 Credit Agricole, 0.1100%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $350,001,069
                      collateralized by $349,015,036
                      in U.S. Treasuries
                      1.1250% - 3.1250%, 5/15/12 - 8/31/13
                      with a value of $357,000,061                                                      350,000,000
          200,000,000 Deutsche Bank Securities Inc., 0.0800%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $200,000,444
                      collateralized by $827,821,300
                      in a U.S. Treasury
                      0.0000%, 5/15/40
                      with a value of $204,000,003                                                      200,000,000
           17,664,000 ING Financial Markets LLC, 0.1000%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $17,664,049
                      collateralized by $18,028,355
                      in U.S. Treasuries
                      0.0000%, 4/7/11 - 2/9/12
                      with a value of $18,017,667                                                        17,664,000
          400,000,000 RBC Capital Markets Corp., 0.1200%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $400,001,333
                      collateralized by $396,228,000
                      in U.S. Treasuries
                      0.7500% - 4.6250%, 5/31/12 - 8/15/19
                      with a value of $408,000,026                                                      400,000,000
          200,000,000 RBC Capital Markets Corp., 0.1000%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $200,000,556
                      collateralized by $184,548,067
                      in U.S. Treasuries
                      4.6250% - 4.7500%, 1/31/12 - 11/15/16
                      with a value of $204,000,022                                                      200,000,000
--------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (total cost $1,167,664,000)                                               1,167,664,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,274,318,792) - 100%                                               $15,020,107,889

Schedule of Written Options - Puts
--------------------------------------------------------------------------------------------------------------------
iShares Russell 2000(R) Index                                                                       $        (5,045)
 expires April 2011
 5,983 contracts
 exercise price $68.00
iShares Russell 2000(R) Index
 expires April 2011
 8,860 contracts
 exercise price $69.00                                                                                      (10,109)
iShares Russell 2000(R) Index
 expires May 2011
 6,000 contracts
 exercise price $67.00                                                                                     (108,043)
iShares Russell 2000(R) Index
 expires May 2011
 14,771 contracts
 exercise price $69.00                                                                                     (363,727)
iShares Russell 2000(R) Index
 expires May 2011
 8,600 contracts
 exercise price $71.00                                                                                     (289,892)
iShares Russell 2000(R) Index
 expires June 2011
 5,800 contracts
 exercise price $70.00                                                                                     (370,802)
iShares Russell 2000(R) Index
 expires June 2011
 5,725 contracts
 exercise price $71.00                                                                                     (412,153)
iShares Russell 2000(R) Index
 expires June 2011
 13,975 contracts
 exercise price $72.00                                                                                   (1,133,090)
iShares Russell 2000(R) Index
 expires June 2011
 8,475 contracts
 exercise price $72.00                                                                                     (824,440)
iShares Russell 2000(R) Index
 expires June 2011
 8,350 contracts
 exercise price $73.00                                                                                     (908,997)
iShares Russell 2000(R) Index
 expires July 2011
 5,785 contracts
 exercise price $70.00                                                                                     (682,416)
iShares Russell 2000(R) Index
 expires July 2011
 5,830 contracts
 exercise price $70.00                                                                                     (583,629)
--------------------------------------------------------------------------------------------------------------------

Total Schedule of Written Options - Puts  (premiums received $17,675,225)                           $    (5,692,343)

Summary of Investments by Country - (Long Positions)
                                                          % of Investment
Country                                        Value           Securities
--------------------------------------------------------------------------
Bermuda                                 $406,154,767                 2.7%
Canada                                   286,995,000                 1.9%
Ireland                                   93,470,500                 0.6%
Switzerland                              354,327,384                 2.4%
United Kingdom                           278,491,944                 1.9%
United States++                       13,600,668,294                90.5%
--------------------------------------------------------------------------
Total                               $ 15,020,107,889               100.0%
--------------------------------------------------------------------------

++  Includes Cash Equivalents (82.7% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

PLC         Public Limited Company

REIT        Real Estate Investment Trust

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2011.

                                          Purchases                     Sales
                                                                                            Realized       Dividend       Value
                                     Shares         Cost         Shares         Cost       Gain/(Loss)      Income      at 3/31/11
------------------------------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund

Aaron Rents, Inc.                           --  $         --            --  $         --  $         --   $         --  $ 63,400,000
Charles River Laboratories
International, Inc.*                   900,000    17,969,482       500,000    26,503,323     1,610,571             --    95,950,000

Comstock Resources, Inc.*              700,000    25,449,140       600,000    12,405,558    (1,795,841)            --    74,256,000

Intersil Corp. Class A                 400,000    10,227,774     2,700,000    28,328,817       763,260      4,974,288    59,760,000

Potlatch Corp.                         750,000    20,688,629       920,662    36,138,519     2,709,789      1,981,844    84,276,807

Semtech Corp.*                         400,000     6,104,863     1,500,000    26,441,779     7,756,688             --    55,044,000

Skechers U.S.A., Inc. - Class A*     2,100,795    42,763,680            --            --            --             --    43,150,329

SRA International, Inc.*                    --            --     1,000,000    17,967,373     8,723,062             --    45,376,000

Tech Data Corp.*                       250,000     9,714,325            --            --            --             --   129,693,000

URS Corp.*                           1,200,000    47,569,015       400,000    18,428,268        33,972             --   193,410,000

Washington Federal, Inc.                    --            --            --            --            --        928,000   100,572,000
------------------------------------------------------------------------------------------------------------------------------------
                                                $180,486,908                $166,213,637  $ 19,801,501   $  7,884,132  $942,888,136
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Principles for more information.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs Summary (as of March 31, 2011)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Level 3 -
                                                                                                                 Significant
                                                                              Level 2 - Other Significant        Unobservable
                                                     Level 1 - Quoted Prices  Observable Inputs                  Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications                                $              --            $     143,763,944        $              --
------------------------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                                 232,326,438                  134,728,000                       --
------------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs                                                   87,210,000                   86,960,000                       --
------------------------------------------------------------------------------------------------------------------------------------
All Other                                                     13,136,593,841                           --                       --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                     --            $   1,167,664,000                       --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                            $  13,456,130,279            $   1,533,115,944        $              --
------------------------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:                          $              --            $      30,861,666        $              --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a)                             $              --            $      (5,692,343)       $              --
------------------------------------------------------------------------------------------------------------------------------------

      (a) Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                                         $ 14,887,592

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 86.1%
Apparel Manufacturers -- 1.1%
            1,800,000 Jones Apparel Group, Inc.                                                     $    24,750,000
              800,000 Volcom, Inc.*                                                                      14,824,000
                                                                                                         39,574,000
Applications Software -- 0.6%
              712,500 Progress Software Corp.*                                                           20,726,625
Building - Heavy Construction -- 1.7%
            1,400,000 Granite Construction, Inc.                                                         39,340,000
            1,200,000 Sterling Construction Co., Inc.*,#                                                 20,256,000
                                                                                                         59,596,000
Building - Residential and Commercial -- 0.7%
              384,600 M.D.C. Holdings, Inc.                                                               9,749,610
            1,000,000 Ryland Group, Inc.                                                                 15,900,000
                                                                                                         25,649,610
Building and Construction - Miscellaneous -- 0.6%
            1,103,857 Dycom Industries, Inc.*,#                                                          19,140,880
Circuit Boards -- 0.8%
            1,565,137 TTM Technologies, Inc.*                                                            28,422,888
Commercial Banks -- 8.4%
              417,204 Bank of Hawaii Corp.                                                               19,950,695
            2,800,000 Firstmerit Corp.                                                                   47,768,000
            1,900,000 Fulton Financial Corp.                                                             21,109,000
            3,570,033 Glacier Bancorp, Inc.                                                              53,728,997
            1,950,000 Hancock Holding Co.                                                                64,038,000
              400,000 Iberiabank Corp.                                                                   24,052,000
            1,550,000 TCF Financial Corp.                                                                24,583,000
            1,400,000 Texas Capital Bancshares, Inc.*                                                    36,386,000
                                                                                                        291,615,692
Commercial Services - Finance -- 1.6%
              730,000 Global Payments, Inc.                                                              35,711,600
            1,150,000 Total System Services, Inc.                                                        20,723,000
                                                                                                         56,434,600
Computer Services -- 0.5%
              550,000 SRA International, Inc.                                                            15,598,000
Computers - Integrated Systems -- 2.5%
            1,700,000 Diebold, Inc.                                                                      60,282,000
              720,000 Jack Henry & Associates, Inc.                                                      24,400,800
                                                                                                         84,682,800
Consulting Services -- 1.2%
              450,000 CRA International, Inc.*,#                                                         12,973,500
              125,000 MAXIMUS, Inc.                                                                      10,146,250
            1,650,000 Navigant Consulting, Inc.*                                                         16,483,500
                                                                                                         39,603,250
Containers - Paper and Plastic -- 0.8%
              800,000 Sonoco Products Co.                                                                28,984,000
Cosmetics and Toiletries -- 0.4%
              350,000 Alberto-Culver Co.                                                                 13,044,500
Diagnostic Equipment -- 1.5%
            2,600,000 Immucor, Inc.                                                                      51,428,000
Direct Marketing -- 1.0%
            2,800,000 Harte-Hanks, Inc.                                                                  33,320,000
Distribution/Wholesale -- 0.8%
              810,000 Owens & Minor, Inc.                                                                26,308,800
Diversified Operations -- 0.5%
              404,992 Carlisle Cos., Inc.                                                                18,042,394
Electronic Components - Semiconductors -- 3.8%
            1,750,000 Intersil Corp. - Class A                                                           21,787,500
            1,450,000 Microsemi Corp.*                                                                   30,029,500
            1,800,000 Monolithic Power Systems, Inc.*,#                                                  25,542,000
            1,900,000 QLogic Corp.                                                                       35,245,000
              800,000 Semtech Corp.                                                                      20,016,000
                                                                                                        132,620,000
Electronic Connectors -- 0.5%
              300,000 Thomas & Betts Corp.                                                               17,841,000
Electronic Parts Distributors -- 1.6%
            1,100,000 Tech Data Corp.                                                                    55,946,000
Engineering - Research and Development Services -- 1.9%
            1,450,000 URS Corp.                                                                          66,772,500
Enterprise Software/Services -- 0.8%
            1,916,461 Omnicell, Inc.*,#                                                                  29,206,866
Food - Baking -- 1.9%
            2,350,000 Flowers Foods, Inc.                                                                63,990,500
Food - Miscellaneous/Diversified -- 0.6%
              423,046 J & J Snack Foods Corp.                                                            19,912,775
Food - Retail -- 1.3%
            1,150,000 Ruddick Corp.                                                                      44,378,500
Footwear and Related Apparel -- 0.7%
              600,000 Wolverine World Wide, Inc.                                                         22,368,000
Golf -- 0.8%
            3,900,000 Callaway Golf Co. #                                                                26,598,000
Industrial Automation and Robotics -- 0.6%
              750,000 Cognex Corp.                                                                       21,187,500
Instruments - Scientific -- 0.9%
            1,135,000 PerkinElmer, Inc.                                                                  29,816,450
Insurance Brokers -- 0.5%
              650,000 Brown & Brown, Inc.                                                                16,770,000
Internet Security -- 0.6%
              750,000 Blue Coat Systems, Inc.*                                                           21,120,000
Internet Telephony -- 1.5%
            1,700,000 J2 Global Communications, Inc.                                                     50,167,000
Machinery - General Industrial -- 0.9%
            1,260,000 Albany International Corp. - Class A                                               31,374,000
Medical - Biomedical and Genetic -- 1.2%
            1,100,000 Charles River Laboratories International, Inc.                                     42,218,000
Medical Imaging Systems -- 0.3%
              872,197 Vital Images, Inc.*,#                                                              11,783,381
Medical Instruments -- 0.7%
            1,650,000 Angiodynamics, Inc.*,#                                                             24,948,000
Medical Labs and Testing Services -- 0.3%
              200,000 Covance, Inc.                                                                      10,944,000
Medical Products -- 1.4%
              950,000 PSS World Medical, Inc.*                                                           25,792,500
              525,000 West Pharmaceutical Services, Inc.                                                 23,504,250
                                                                                                         49,296,750
Medical Sterilization Products -- 1.2%
            1,200,000 STERIS Corp.                                                                       41,448,000
Metal Processors and Fabricators -- 1.4%
            1,250,000 Kaydon Corp.                                                                       48,987,500
Miscellaneous Manufacturing -- 0.4%
              820,326 Movado Group, Inc.*,#                                                              12,042,386
Multi-Line Insurance -- 2.4%
            4,000,000 Old Republic International Corp.                                                   50,760,000
            1,000,000 Unitrin, Inc.                                                                      30,880,000
                                                                                                         81,640,000
Oil - Field Services -- 0.7%
            1,018,287 PAA Natural Gas Storage L.P.                                                       23,970,476
Oil Companies - Exploration and Production -- 6.0%
            1,400,000 Bill Barrett Corp.                                                                 55,874,000
              550,000 Cabot Oil & Gas Corp.                                                              29,133,500
            1,630,000 Comstock Resources, Inc.                                                           50,432,200
            1,250,000 Forest Oil Corp.                                                                   47,287,500
            2,700,000 PetroQuest Energy, Inc.*                                                           25,272,000
                                                                                                        207,999,200
Paper and Related Products -- 1.0%
            2,700,000 Glatfelter#                                                                        35,964,000
Pharmacy Services -- 1.0%
            1,200,000 Omnicare, Inc.                                                                     35,988,000
Pipelines -- 1.6%
              800,000 Niska Gas Storage Partners LLC                                                     17,496,000
            1,100,000 Western Gas Partners L.P.                                                          38,423,000
                                                                                                         55,919,000
Poultry -- 0.6%
              475,000 Sanderson Farms, Inc.                                                              21,812,000
Property and Casualty Insurance -- 2.7%
              850,000 HCC Insurance Holdings, Inc.                                                       26,613,500
              250,000 Infinity Property & Casualty Corp.                                                 14,872,500
            1,000,000 Navigators*,#                                                                      51,500,000
                                                                                                         92,986,000
Real Estate Operating/Development -- 0.9%
            1,300,000 St. Joe Co.*                                                                       32,591,000
REIT - Diversified -- 1.6%
            1,350,000 Potlatch Corp.                                                                     54,270,000
REIT - Hotels -- 1.0%
            3,000,000 DiamondRock Hospitality Co.                                                        33,510,000
REIT - Mortgage -- 0.9%
            2,025,000 Redwood Trust, Inc.                                                                31,488,750
REIT - Office Property -- 2.4%
            2,000,000 Government Properties Income Trust#                                                53,720,000
              880,000 Mack-Cali Realty Corp.                                                             29,832,000
                                                                                                         83,552,000
Rental Auto/Equipment -- 0.4%
              475,000 Aaron Rents, Inc.                                                                  12,046,000
Retail - Apparel and Shoe -- 1.1%
            2,350,000 American Eagle Outfitters, Inc.                                                    37,341,500
Retail - Convenience Stores -- 1.7%
            1,500,000 Casey's General Stores, Inc.                                                       58,500,000
Retail - Leisure Products -- 0.4%
            1,450,000 MarineMax, Inc.*,#                                                                 14,297,000
Retail - Propane Distribution -- 0.6%
              550,000 Inergy L.P.                                                                        22,055,000
Retail - Restaurants -- 0.7%
              725,000 Bob Evans Farms                                                                    23,635,000
Savings/Loan/Thrifts -- 5.0%
            4,100,000 First Niagara Financial Group, Inc.                                                55,678,000
              790,368 Investors Bancorp, Inc.*                                                           11,768,579
            2,150,000 NewAlliance Bancshares, Inc.                                                       31,906,000
            1,850,000 Provident Financial Services, Inc.                                                 27,380,000
            2,550,000 Washington Federal, Inc.                                                           44,217,000
                                                                                                        170,949,579
Semiconductor Equipment -- 0.3%
              350,000 MKS Instruments, Inc.                                                              11,655,000
Telecommunication Services -- 0.5%
            2,204,400 Premiere Global Services, Inc.*                                                    16,797,528
Transportation - Marine -- 1.2%
              750,000 Kirby Corp.                                                                        42,967,500
Transportation - Railroad -- 0.5%
              320,000 Kansas City Southern                                                               17,424,000
Wire and Cable Products -- 0.4%
              360,000 Belden, Inc.                                                                       13,518,000
--------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $2,470,513,612)                                                             2,976,785,680
--------------------------------------------------------------------------------------------------------------------

Repurchase Agreements -- 13.9%

  $       200,000,000 Credit Agricole, New York Branch, 0.1100%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $200,000,611
                      collateralized by $199,437,164
                      in U.S. Treasuries
                      1.1250%  - 3.1250% , 5/15/12 - 8/31/13
                      with a value of $204,000,035                                                      200,000,000
           79,463,000 ING Financial Markets LLC, 0.1000%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $79,463,221
                      collateralized by $81,102,081
                      in U.S. Treasuries
                      0.0000%, 4/7/11 - 2/9/12
                      with a value of $81,053,999                                                        79,463,000
          100,000,000 RBC Capital Markets Corp., 0.1000%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $100,000,278
                      collateralized by $92,274,033
                      in U.S. Treasuries
                      4.6250%  - 4.7500% , 1/31/12 - 11/15/16
                      with a value of $102,000,011                                                      100,000,000
          100,000,000 RBC Capital Markets Corp., 0.1200%
                      dated 3/31/11, maturing 4/1/11
                      to be repurchased at $100,000,333
                      collateralized by $99,057,000
                      in U.S. Treasuries
                      0.7500%  - 4.6250% , 5/31/12 - 8/15/19
                      with a value of $102,000,007                                                      100,000,000
--------------------------------------------------------------------------------------------------------------------

Total Repurchase Agreements  (cost $479,463,000)                                                        479,463,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,949,976,612) - 100%                                                  3,456,248,680
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
--------------------------------------------------------------------------
                                                          % of Investment
Country                                        Value           Securities
United States++                     $  3,456,248,680               100.0%
--------------------------------------------------------------------------
Total                               $  3,456,248,680               100.0%
--------------------------------------------------------------------------

++  Includes Cash Equivalents (86.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

REIT        Real Estate Investment Trust

*           Non-income producing security.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended March 31, 2011.

                                          Purchases                      Sales
                                                                                            Realized      Dividend        Value
                                      Shares        Cost         Shares         Cost       Gain/(Loss)     Income      at 3/31/11
------------------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund

Angiodynamics, Inc.*                   800,000  $ 12,161,963       100,000  $  1,616,729  $    (29,630)  $         --  $ 24,948,000

Callaway Golf Co.                    1,000,000     6,889,620            --            --            --         95,000    26,598,000

CRA International, Inc.*                    --            --       200,000     4,975,950      (663,939)            --    12,973,500

Dycom Industries, Inc.*                300,000     2,792,862     1,096,143    10,315,055     6,230,446             --    19,140,880

Genoptix, Inc.                              --            --     1,200,000    35,011,415            --             --

Glatfelter                             840,000    10,007,783            --            --            --        826,200    35,964,000

Government Properties Income Trust     416,358    10,703,905            --            --            --      2,207,293    53,720,000

MarineMax, Inc.*                     1,250,000     9,538,080            --            --            --             --    14,297,000

Monolithic Power Systems, Inc.*      1,800,000    28,492,578            --            --            --             --    25,542,000

Movado Group, Inc.*                     70,326       972,152       350,000     4,116,867     1,476,098             --    12,042,386

Navigators*                            100,000     4,977,647       275,000    13,069,163       490,897             --    51,500,000

Omnicell, Inc.*                        450,000     5,978,309       233,539     2,965,806       305,311             --    29,206,866

Sterling Construction Co., Inc.*       300,000     3,711,169            --            --            --             --    20,256,000

Titan Machinery, Inc.                       --            --       900,000    12,077,979     5,456,131             --            --

Vital Images, Inc.*                     72,197       926,323            --            --            --             --    11,783,381
------------------------------------------------------------------------------------------------------------------------------------
                                                $ 97,152,391                $ 84,148,964   $ 715,726     $  3,128,493  $337,972,013
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

                                                                               Level 2               Level 3
                                                            Level 1       Other Significant        Significant
Valuation Inputs Summary (as of March 31, 2011 )        Quoted - Prices   Observable Inputs    Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Small Cap Value Fund
Common Stock
All Other                                             $   2,976,785,680   $              --      $              --
--------------------------------------------------------------------------------------------------------------------
Total Common Stock                                        2,976,785,680                  --                     --
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                --         479,463,000                     --
--------------------------------------------------------------------------------------------------------------------
Total Investments                                     $   2,976,785,680   $     479,463,000      $              --
--------------------------------------------------------------------------------------------------------------------

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                     Value
----------------------------------------------------------------------------------------------------------------------
Asset-Backed/Commercial Mortgage-Backed Securities -- 0.7%
            $  32,000 Bear Stearns Commercial Mortgage Securities, 5.5370%, 10/12/41                    $      34,364
               34,000 Commercial Mortgage Pass Through Certificates, 5.8148%, 12/10/49 ^                       36,892
               32,927 DBUBS Mortgage Trust, 3.7420%, 6/1/17 (144A)                                             33,359
               30,000 GS Mortgage Securities Corp. II, 5.5600%, 11/10/39                                       32,266
                      JPMorgan Chase Commercial Mortgage Securities Corp., 5.6330%, 12/5/27
               18,000 (144A)                                                                                   19,408
                      JPMorgan Chase Commercial Mortgage Securities Corp., 4.3110%, 8/5/32
               30,000 (144A)                                                                                   28,795
               18,000 JPMorgan Chase Commercial Mortgage Securities Corp., 5.8633%, 4/15/45 ^                  19,779
               31,000 Morgan Stanley Capital I, 3.8840%, 2/15/16 (144A)                                        31,524
                                                                                                              236,387
----------------------------------------------------------------------------------------------------------------------

Total Asset-Backed/Commercial Mortgage-Backed Securities  (cost $236,459)                                     236,387
----------------------------------------------------------------------------------------------------------------------

Bank Loans -- 1.1%
Aerospace and Defense - Equipment -- 0.2%
              $60,000 TransDigm Group, Inc., 3.0000%, 2/14/17 ^                                                60,375
Automotive - Cars and Light Trucks -- 0.2%
               77,082 Ford Motor Co., 2.7500%, 12/15/13 ^                                                      77,019
Food - Canned -- 0.4%
              145,000 Del Monte Foods Co., 3.0000%, 3/8/18 ^                                                  145,242
Retail - Apparel and Shoe -- 0.1%
               46,879 Phillips-Van Heusen Corp., 2.7500%, 5/6/16 ^                                             47,269
Retail - Restaurants -- 0.1%
               44,000 DineEquity, Inc., 3.0000%, 10/19/17 ^                                                    44,312
Telecommunication Equipment -- 0.1%
               17,000 CommScope, Inc., 3.5000%, 1/14/18 ^                                                      17,106
----------------------------------------------------------------------------------------------------------------------

Total Bank Loans  (cost $388,103)                                                                             391,323
----------------------------------------------------------------------------------------------------------------------

Common Stock -- 59.1%
Aerospace and Defense -- 0.8%
                1,200 General Dynamics Corp.                                                                   91,872
                3,300 Raytheon Co.                                                                            167,871
                                                                                                              259,743
Apparel Manufacturers -- 0.3%
                1,200 VF Corp.**                                                                              118,236
Applications Software -- 0.7%
                9,500 Microsoft Corp.**                                                                       240,920
Beverages - Non-Alcoholic -- 0.9%
                1,500 Coca-Cola Co.                                                                            99,525
                3,400 PepsiCo, Inc.                                                                           218,994
                                                                                                              318,519
Brewery -- 0.4%
                2,700 Molson Coors Brewing Co. - Class B                                                      126,603
Cellular Telecommunications -- 2.1%
               18,000 SK Telecom Co., Ltd. (ADR)                                                              338,580
               13,500 Vodafone Group PLC                                                                      388,125
                                                                                                              726,705
Commercial Banks -- 2.4%
                2,000 Bank of Hawaii Corp.                                                                     95,640
                6,000 BB&T Corp.                                                                              164,700
                7,100 Firstmerit Corp.                                                                        121,126
               14,000 Glacier Bancorp, Inc.                                                                   210,700
                1,600 M&T Bank Corp.**                                                                        141,552
                4,400 Trustmark Corp.                                                                         103,048
                                                                                                              836,766
Commercial Services - Finance -- 1.1%
                3,900 Paychex, Inc.                                                                           122,304
               12,000 Western Union Co.                                                                       249,240
                                                                                                              371,544
Computer Services -- 0.8%
                1,700 International Business Machines Corp.**                                                 277,219
Computers -- 0.2%
                1,900 Hewlett-Packard Co.                                                                      77,843
Computers - Integrated Systems -- 0.1%
                1,200 Diebold, Inc.                                                                            42,552
Consumer Products - Miscellaneous -- 0.6%
                3,000 Kimberly-Clark Corp.                                                                    195,810
Containers - Metal and Glass -- 0.5%
                2,600 Greif, Inc.                                                                             170,066
Containers - Paper and Plastic -- 0.3%
                3,200 Packaging Corp. of America                                                               92,448
Cruise Lines -- 0.3%
                2,500 Carnival Corp. (U.S. Shares)                                                             95,900
Direct Marketing -- 0.3%
                8,700 Harte-Hanks, Inc.                                                                       103,530
Distribution/Wholesale -- 0.4%
                1,100 Genuine Parts Co.                                                                        59,004
                2,200 Owens & Minor, Inc.                                                                      71,456
                                                                                                              130,460
Diversified Banking Institutions -- 0.7%
                5,500 JPMorgan Chase & Co.                                                                    253,550
Diversified Operations -- 1.8%
               12,900 General Electric Co.                                                                    258,645
                1,600 Illinois Tool Works, Inc.                                                                85,952
                2,500 Koppers Holdings, Inc.                                                                  106,750
                3,500 Tyco International, Ltd. (U.S. Shares)**                                                156,695
                                                                                                              608,042
Electric - Integrated -- 2.3%
                9,000 DPL, Inc.                                                                               246,690
                1,800 Entergy Corp.                                                                           120,978
                2,500 GDF Suez                                                                                101,846
               10,500 PPL Corp.                                                                               265,650
                1,800 Public Service Enterprise Group, Inc.                                                    56,718
                                                                                                              791,882
Electronic Components - Miscellaneous -- 0.6%
                6,000 Garmin, Ltd.                                                                            203,160
Electronic Components - Semiconductors -- 1.4%
               14,000 Intel Corp.                                                                             282,380
                6,000 Intersil Corp. - Class A                                                                 74,700
                4,000 Xilinx, Inc.**                                                                          131,200
                                                                                                              488,280
Food - Baking -- 0.8%
                9,900 Flowers Foods, Inc.**                                                                   269,577
Food - Miscellaneous/Diversified -- 2.3%
               12,500 ConAgra Foods, Inc.                                                                     296,875
                1,800 General Mills, Inc.**                                                                    65,790
                2,300 Kellogg Co.                                                                             124,154
               10,000 Unilever PLC (ADR)                                                                      306,200
                                                                                                              793,019
Food - Retail -- 0.2%
                2,700 Kroger Co.                                                                               64,719
Food - Wholesale/Distribution -- 0.6%
                8,000 Sysco Corp.                                                                             221,600
Gas - Distribution -- 0.4%
                3,200 AGL Resources, Inc.                                                                     127,488
Gold Mining -- 0.3%
                2,100 Goldcorp, Inc. (U.S. Shares)                                                            104,580
Instruments - Scientific -- 0.2%
                2,700 PerkinElmer, Inc.                                                                        70,929
Medical - Drugs -- 4.7%
                7,300 Abbott Laboratories**                                                                   358,065
                6,000 GlaxoSmithKline PLC (ADR)                                                               230,460
                6,000 Merck & Co., Inc.                                                                       198,060
                6,200 Novartis A.G.                                                                           336,970
               18,000 Pfizer, Inc.                                                                            365,580
                3,500 Roche Holding A.G. (ADR)                                                                125,825
                                                                                                            1,614,960
Medical - Generic Drugs -- 0.3%
                1,700 Teva Pharmaceutical S.P. (ADR)                                                           85,289
Medical - Wholesale Drug Distributors -- 0.2%
                1,000 McKesson Corp.                                                                           79,050
Medical Instruments -- 0.8%
                7,100 Medtronic, Inc.                                                                         279,385
Medical Products -- 2.0%
                2,500 Baxter International, Inc.**                                                            134,425
                1,800 Becton, Dickinson and Co.                                                               143,316
                3,100 Covidien PLC (U.S. Shares)                                                              161,014
                3,000 Johnson & Johnson                                                                       177,750
                1,800 West Pharmaceutical Services, Inc.                                                       80,586
                                                                                                              697,091
Metal - Copper -- 0.2%
                1,200 Freeport-McMoRan Copper & Gold, Inc. - Class B                                           66,660
Multi-Line Insurance -- 2.0%
                6,800 Allstate Corp.                                                                          216,104
               20,700 Old Republic International Corp.                                                        262,683
                7,000 Unitrin, Inc.                                                                           216,160
                                                                                                              694,947
Multimedia -- 0.3%
                2,500 Time Warner, Inc.**                                                                      89,250
Networking Products -- 0.6%
               12,000 Cisco Systems, Inc.                                                                     205,800
Non-Hazardous Waste Disposal -- 0.7%
                8,000 Republic Services, Inc.                                                                 240,320
Office Automation and Equipment -- 0.3%
                3,500 Pitney Bowes, Inc.                                                                       89,915
Oil Companies - Exploration and Production -- 2.4%
                1,800 Devon Energy Corp.**                                                                    165,186
                2,500 EQT Corp.                                                                               124,750
                2,500 Noble Energy, Inc.**                                                                    241,625
                1,000 Occidental Petroleum Corp.**                                                            104,490
                4,300 Southwestern Energy Co.*,**                                                             184,771
                                                                                                              820,822
Oil Companies - Integrated -- 2.6%
                2,300 Chevron Corp.**                                                                         247,089
                1,500 ConocoPhillips**                                                                        119,790
                2,000 Exxon Mobil Corp.**                                                                     168,260
                4,000 Marathon Oil Corp.**                                                                    213,240
                2,000 Royal Dutch Shell PLC                                                                   145,720
                                                                                                              894,099
Paper and Related Products -- 0.5%
               12,500 Glatfelter                                                                              166,500
Pipelines -- 1.2%
               10,000 Kinder Morgan, Inc.*                                                                    296,400
                4,500 Spectra Energy Corp.                                                                    122,310
                                                                                                              418,710
Property and Casualty Insurance -- 0.3%
                1,500 Chubb Corp.                                                                              91,965
Real Estate Management/Services -- 0.3%
                6,500  Brookfield Real Estate Services, Inc.                                                  103,147
Reinsurance -- 1.1%
                2,500 Alterra Capital Holdings, Ltd.                                                           55,850
                1,000 Everest Re Group, Ltd.                                                                   88,180
                3,000 PartnerRe, Ltd.                                                                         237,720
                                                                                                              381,750
REIT - Apartments -- 0.2%
                  500 Avalonbay Communities, Inc.                                                              60,040
REIT - Diversified -- 1.1%
                5,000 Potlatch Corp.                                                                          201,000
                2,700 Rayonier, Inc.                                                                          168,237
                                                                                                              369,237
REIT - Health Care -- 0.3%
                2,500 Nationwide Health Properties, Inc.                                                      106,325
REIT - Mortgage -- 1.0%
               11,700 Annaly Mortgage Management, Inc.                                                        204,165
                9,000 Redwood Trust, Inc.                                                                     139,950
                                                                                                              344,115
REIT - Office Property -- 1.2%
                4,700 BioMed Realty Trust, Inc.                                                                89,394
                2,500 Corporate Office Properties                                                              90,350
                5,000 Government Properties Income Trust                                                      134,300
                3,000 Mack-Cali Realty Corp.                                                                  101,700
                                                                                                              415,744
REIT - Regional Malls -- 0.1%
                  700 Taubman Centers, Inc.                                                                    37,506
Retail - Apparel and Shoe -- 1.0%
               12,800 American Eagle Outfitters, Inc.**                                                       203,392
                6,700 Gap, Inc.                                                                               151,822
                                                                                                              355,214
Retail - Discount -- 0.7%
                1,900 Target Corp.                                                                             95,019
                2,700 Wal-Mart Stores, Inc.                                                                   140,535
                                                                                                              235,554
Retail - Drug Store -- 0.4%
                4,000 CVS Caremark Corp.                                                                      137,280
Retail - Office Supplies -- 0.3%
                5,000 Staples, Inc.                                                                            97,100
Retail - Regional Department Stores -- 0.3%
                1,900 Kohl's Corp.                                                                            100,776
Retail - Restaurants -- 0.7%
                3,000 McDonald's Corp.                                                                        228,270
Savings/Loan/Thrifts -- 0.8%
                1,815 Capitol Federal Financial                                                                20,455
               15,000 First Niagara Financial Group, Inc.                                                     203,700
                3,000 Provident Financial Services, Inc.                                                       44,400
                                                                                                              268,555
Semiconductor Equipment -- 0.5%
               12,000 Applied Materials, Inc.                                                                 187,440
Soap and Cleaning Preparations -- 0.3%
               38,000 McBride PLC                                                                              86,705
Super-Regional Banks -- 1.8%
                3,700 PNC Financial Services Group, Inc.                                                      233,063
                3,300 SunTrust Banks, Inc.                                                                     95,172
                3,000 U.S. Bancorp                                                                             79,290
                7,100 Wells Fargo & Co.                                                                       225,070
                                                                                                              632,595
Telephone - Integrated -- 1.9%
               11,000 AT&T, Inc.                                                                              336,600
                7,800 CenturyLink, Inc.                                                                       324,090
                                                                                                              660,690
Tobacco -- 1.4%
                5,500 Altria Group, Inc.                                                                      143,165
                2,200 British American Tobacco PLC (ADR)                                                      178,178
                4,000 Reynolds American, Inc.                                                                 142,120
                                                                                                              463,463
Tools - Hand Held -- 0.1%
                  800 Snap-On, Inc.                                                                            48,048
Transportation - Railroad -- 0.1%
                  700 Norfolk Southern Corp.                                                                   48,489
Transportation - Services -- 0.5%
                3,900 TNT N.V.                                                                                 99,801
                  800 United Parcel Service, Inc. - Class B                                                    59,456
                                                                                                              159,257
Wireless Equipment -- 0.1%
                  900 QUALCOMM, Inc.                                                                           49,347
----------------------------------------------------------------------------------------------------------------------

Total Common Stock  (cost $18,449,945)                                                                     20,293,100
----------------------------------------------------------------------------------------------------------------------

Corporate Bonds -- 29.6%
Agricultural Chemicals -- 0.6%
              $65,000 CF Industries, Inc., 6.8750%, 5/1/18                                                    $72,963
               36,000 CF Industries, Inc., 7.1250%, 5/1/20                                                     40,860
               23,000 Incitec Pivot, Ltd., 4.0000%, 12/7/15 (144A)                                             23,017
               50,000 Phibro Animal Health Corp., 9.2500%, 7/1/18 (144A)                                       53,375
                                                                                                              190,215
Agricultural Operations -- 0.1%
               20,000 Archer-Daniels Midland, 4.4790%, 3/1/21                                                  20,255
               21,000 Archer-Daniels Midland, 5.7650%, 3/1/41                                                  21,501
                                                                                                               41,756
Apparel Manufacturers -- 0.3%
              100,000 Levi Strauss & Co., 7.6250%, 5/15/20                                                    100,250
Automotive - Cars and Light Trucks -- 0.2%
               50,000 Daimler Finance North America LLC, 6.5000%, 11/15/13                                     55,839
Automotive - Truck Parts and Equipment - Original -- 0.3%
               50,000 American Axle & Manufacturing Holdings, Inc., 9.2500%, 1/15/17 (144A)                    55,500
               43,000 Dana Holding Corp., 6.5000%, 2/15/19                                                     42,785
               11,000 Dana Holding Corp., 6.7500%, 2/15/21                                                     11,000
                                                                                                              109,285
Beverages - Non-Alcoholic -- 0.5%
              111,000 Coca-Cola Co., 0.7500%, 11/15/13                                                        109,397
               77,000 Coca-Cola Co., 1.5000%, 11/15/15                                                         73,698
                                                                                                              183,095
Beverages - Wine and Spirits -- 0.1%
               39,000 Constellation Brands, Inc., 7.2500%, 9/1/16                                              42,169
Brewery -- 0.2%
               50,000 Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19                                   61,515
Building Products - Cement and Aggregate -- 0.4%
               17,000 CRH America, Inc., 4.1250%, 1/15/16                                                      17,016
               23,000 CRH America, Inc., 8.1250%, 7/15/18                                                      27,070
               62,000 CRH America, Inc., 5.7500%, 1/15/21                                                      63,620
               25,000 Holcim U.S. Finance, 6.0000%, 12/30/19 (144A)                                            26,202
                                                                                                              133,908
Cable Television -- 0.2%
               50,000 Comcast Corp., 5.1500%, 3/1/20                                                           52,048
Casino Hotels -- 0.4%
              150,000 Harrah's Operating Co., Inc., 10.0000%, 12/15/18                                        136,875
Cellular Telecommunications -- 0.2%
               50,000 Sprint Nextel Corp., 8.3750%, 8/15/17                                                    55,687
Chemicals - Diversified -- 0.9%
               50,000 Dow Chemical Co., 7.6000%, 5/15/14                                                       57,781
               45,000 Dow Chemical Co., 4.2500%, 11/15/20                                                      42,977
              100,000 LBI Escrow Corp., 8.0000%, 11/1/17 (144A)                                               110,250
              100,000 Lyondell Chemical Co., 11.0000%, 5/1/18                                                 112,250
                                                                                                              323,258
Chemicals - Specialty -- 0.2%
               47,000 Ashland, Inc., 9.1250%, 6/1/17                                                           53,932
Commercial Banks -- 2.5%
               83,860 CIT Group, Inc., 7.0000%, 5/1/13                                                         85,432
               76,000 CIT Group, Inc., 5.2500%, 4/1/14 (144A)                                                  76,477
               70,000 CIT Group, Inc., 7.0000%, 5/1/14                                                         71,313
               50,000 CIT Group, Inc., 7.0000%, 5/1/15                                                         50,438
              250,000 CIT Group, Inc., 7.0000%, 5/1/17                                                        250,312
               61,000 CIT Group, Inc., 6.6250%, 4/1/18 (144A)                                                  61,892
               72,000 Royal Bank of Scotland PLC, 3.9500%, 9/21/15                                             72,054
               61,000 Royal Bank of Scotland PLC, 4.3750%, 3/16/16                                             61,387
               56,000 SVB Financial Group, 5.3750%, 9/15/20                                                    55,083
               72,000 Zions Bancorp, 7.7500%, 9/23/14                                                          78,193
                                                                                                              862,581
Commercial Services - Finance -- 0.5%
              170,000 Verisk Analytics, Inc., 5.8000%, 5/1/21                                                 170,780
Computer Services -- 0.2%
               63,000 Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                      67,937
Computers - Memory Devices -- 0.1%
               35,000 Seagate Technology, 10.0000%, 5/1/14 (144A)                                              40,775
Consumer Products - Miscellaneous -- 0.1%
               37,000 Jarden Corp., 8.0000%, 5/1/16                                                            40,469
Containers - Metal and Glass -- 0.1%
               30,000 Ball Corp., 5.7500%, 5/15/21                                                             29,400
Data Processing and Management -- 0.3%
               66,000 First Data Corp., 11.2500%, 3/31/16                                                      65,753
               37,000 Fiserv, Inc., 3.1250%, 10/1/15                                                           36,823
                                                                                                              102,576
Diversified Banking Institutions -- 2.9%
               85,000 Bank of America Corp., 3.6250%, 3/17/16                                                  83,803
               95,000 Bank of America Corp., 5.6250%, 7/1/20                                                   97,534
               50,000 Citigroup, Inc., 5.0000%, 9/15/14                                                        52,210
               60,000 Citigroup, Inc., 4.7500%, 5/19/15                                                        62,892
              101,000 Citigroup, Inc., 5.3750%, 8/9/20                                                        103,975
              100,000 GMAC, Inc., 6.8750%, 9/15/11                                                            101,875
               49,000 Goldman Sachs Group, Inc., 3.6250%, 2/7/16                                               48,537
               75,000 Goldman Sachs Group, Inc., 5.3750%, 3/15/20                                              76,150
               50,000 JPMorgan Chase & Co., 6.0000%, 1/15/18                                                   54,824
               25,000 JPMorgan Chase & Co., 4.4000%, 7/22/20                                                   24,159
              100,000 Morgan Stanley, 3.4500%, 11/2/15                                                         98,299
               75,000 Morgan Stanley, 5.6250%, 9/23/19                                                         76,600
              100,000 Morgan Stanley, 5.7500%, 1/25/21                                                        100,930
                                                                                                              981,788
Diversified Financial Services -- 1.3%
               50,000 General Electric Capital Corp., 4.8000%, 5/1/13                                          53,126
               50,000 General Electric Capital Corp., 6.0000%, 8/7/19                                          54,588
              150,000 General Electric Capital Corp., 5.5000%, 1/8/20                                         158,703
               60,000 General Electric Capital Corp., 4.6250%, 1/7/21                                          59,089
              118,000 General Electric Capital Corp., 5.3000%, 2/11/21                                        119,849
                                                                                                              445,355
Diversified Minerals -- 0%
                9,000 Teck Resources, Ltd., 10.2500%, 5/15/16                                                  10,823
Diversified Operations - Commercial Services -- 0.1%
               41,000 ARAMARK Corp., 8.5000%, 2/1/15                                                           42,743
Electric - Integrated -- 0.8%
               39,000 Calpine Construction Finance Co. L.P., 8.0000%, 6/1/16 (144A)                            42,510
               22,000 CMS Energy Corp., 8.5000%, 4/15/11                                                       22,038
               51,000 CMS Energy Corp., 4.2500%, 9/30/15                                                       51,142
               38,000 CMS Energy Corp., 5.0500%, 2/15/18                                                       37,843
               31,000 Public Service Co. of Colorado, 3.2000%, 11/15/20                                        28,815
              100,000 Xcel Energy, Inc., 4.7000%, 5/15/20                                                     102,955
                                                                                                              285,303
Electronic Components - Semiconductors -- 0.4%
               50,000 Advanced Micro Devices, Inc., 8.1250%, 12/15/17                                          52,000
               32,000 National Semiconductor Corp., 3.9500%, 4/15/15                                           32,597
               59,000 National Semiconductor Corp., 6.6000%, 6/15/17                                           64,923
                                                                                                              149,520
Electronic Measuring Instruments -- 0.2%
               60,000 Agilent Technologies, Inc., 2.5000%, 7/15/13                                             60,535
Electronics - Military -- 0.6%
              100,000 L-3 Communications Corp., 6.3750%, 10/15/15                                             103,000
               15,000 L-3 Communications Corp., 5.2000%, 10/15/19                                              15,646
               47,000 L-3 Communications Corp., 4.7500%, 7/15/20                                               46,809
               29,000 L-3 Communications Corp., 4.9500%, 2/15/21                                               29,169
                                                                                                              194,624
Enterprise Software/Services -- 0%
               12,000 CA, Inc., 5.3750%, 12/1/19                                                               12,363
Finance - Auto Loans -- 0.2%
               50,000 Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                             51,454
                7,000 Hyundai Capital America, 3.7500%, 4/6/16 (144A)                                           6,896
                                                                                                               58,350
Finance - Consumer Loans -- 0.7%
               80,000 SLM Corp., 6.2500%, 1/25/16                                                              83,400
              175,000 Springleaf Finance Corp., 6.9000%, 12/15/17                                             159,906
                                                                                                              243,306
Finance - Credit Card -- 0.1%
               50,000 American Express Co., 6.8000%, 9/1/66 ^                                                  51,000
Finance - Investment Bankers/Brokers -- 0.6%
               50,000 Charles Schwab Corp., 4.4500%, 7/22/20                                                   50,797
               31,000 Jefferies Group, Inc., 3.8750%, 11/9/15                                                  30,933
               51,000 Lazard Group LLC, 7.1250%, 5/15/15                                                       56,028
                4,000 Lazard Group LLC, 6.8500%, 6/15/17                                                        4,258
               50,000 Schwab Capital Trust I, 7.5000%, 11/15/37 ^                                              51,646
                                                                                                              193,662
Food - Canned -- 0.1%
               32,000 Blue Merger Sub, Inc., 7.6250%, 2/15/19 (144A)                                           32,440
Food - Meat Products -- 0.3%
              100,000 Tyson Foods, Inc., 6.8500%, 4/1/16                                                      111,750
Food - Miscellaneous/Diversified -- 0.5%
               44,000 Corn Products International, Inc., 3.2000%, 11/1/15                                      43,925
               35,000 Corn Products International, Inc., 6.6250%, 4/15/37                                      36,584
               50,000 Kraft Foods, Inc., 5.3750%, 2/10/20                                                      52,787
               50,000 Kraft Foods, Inc., 6.5000%, 2/9/40                                                       53,404
                                                                                                              186,700
Gambling - Non-Hotel -- 0.1%
               50,000 Jacobs Entertainment, Inc., 9.7500%, 6/15/14                                             50,500
Hotels and Motels -- 0.5%
               18,000 Hyatt Hotels Corp., 5.7500%, 8/15/15 (144A)                                              18,636
               50,000 Hyatt Hotels Corp., 6.8750%, 8/15/19 (144A)                                              53,517
               50,000 Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                              54,313
               50,000 Starwood Hotels & Resorts Worldwide, Inc., 7.1500%, 12/1/19                              54,937
                                                                                                              181,403
Investment Management and Advisory Services -- 0.3%
               50,000 Ameriprise Financial, Inc., 5.3000%, 3/15/20                                             52,999
               50,000 Ameriprise Financial, Inc., 7.5180%, 6/1/66 ^                                            52,500
                                                                                                              105,499
Medical - Biomedical and Genetic -- 0.2%
                3,000 Bio-Rad Laboratories, Inc., 8.0000%, 9/15/16                                              3,323
               64,000 Gilead Sciences, Inc., 4.5000%, 4/1/21                                                   63,239
                                                                                                               66,562
Medical - Drugs -- 0.2%
               31,000 Sanofi-Aventis S.A., 2.6250%, 3/29/16 ^                                                  30,734
               32,000 Sanofi-Aventis S.A., 4.0000%, 3/29/21 ^                                                  31,472
                                                                                                               62,206
Medical - HMO -- 0%
                7,000 Health Care Service Corp., 4.7000%, 1/15/21 (144A)                                        7,027
Medical - Hospitals -- 0.5%
               50,000 HCA, Inc., 9.2500%, 11/15/16                                                             53,812
              100,000 HCA, Inc., 7.2500%, 9/15/20                                                             107,000
                                                                                                              160,812
Medical Instruments -- 0.2%
               18,000 Boston Scientific Corp., 4.5000%, 1/15/15                                                18,565
               37,000 Boston Scientific Corp., 6.0000%, 1/15/20                                                38,769
                                                                                                               57,334
Money Center Banks -- 0.2%
               28,000 Lloyds TSB Bank PLC, 4.8750%, 1/21/16                                                    28,872
               22,000 Lloyds TSB Bank PLC, 6.3750%, 1/21/21                                                    22,926
                                                                                                               51,798
Multi-Line Insurance -- 0.7%
               47,000 American International Group, Inc., 5.4500%, 5/18/17                                     48,247
              136,000 American International Group, Inc., 6.4000%, 12/15/20                                   145,152
               50,000 MetLife, Inc., 7.7170%, 2/15/19                                                          60,779
                                                                                                              254,178
Multimedia -- 0.2%
               49,000 NBC Universal, Inc., 2.8750%, 4/1/16 (144A)                                              47,868
               28,000 NBC Universal, Inc., 5.9500%, 4/1/41 (144A)                                              26,832
                                                                                                               74,700
Oil and Gas Drilling -- 0.7%
               31,000 Ensco PLC, 3.2500%, 3/15/16                                                              30,886
               51,000 Ensco PLC, 4.7000%, 3/15/21                                                              50,623
              147,000 Nabors Industries, Inc., 5.0000%, 9/15/20                                               146,013
                                                                                                              227,522
Oil Companies - Exploration and Production -- 0.3%
               50,000 Forest Oil Corp., 8.0000%, 12/15/11                                                      52,250
               50,000 Forest Oil Corp., 8.5000%, 2/15/14                                                       55,750
                                                                                                              108,000
Oil Companies - Integrated -- 0.5%
               60,000 BP Capital Markets PLC, 3.1250%, 10/1/15                                                 60,335
               28,000 BP Capital Markets PLC, 4.5000%, 10/1/20                                                 27,786
               40,000 Petrobras International Finance Co., 3.8750%, 1/27/16                                    40,267
               42,000 Petrobras International Finance Co., 5.3750%, 1/27/21                                    42,127
                9,000 Petrobras International Finance Co., 6.7500%, 1/27/41                                     9,272
                                                                                                              179,787
Oil Refining and Marketing -- 0.3%
               50,000 Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                          54,662
               41,000 NuStar Logistics L.P., 4.8000%, 9/1/20                                                   40,329
                                                                                                               94,991
Paper and Related Products -- 0.3%
              106,000 Georgia-Pacific LLC, 5.4000%, 11/1/20 (144A)                                            104,672
Pipelines -- 1.1%
               25,000 Buckeye Partners L.P., 4.8750%, 2/1/21                                                   24,834
               50,000 Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.8750%, 2/15/18                   54,500
               37,000 DCP Midstream Operating L.P., 3.2500%, 10/1/15                                           36,257
               50,000 El Paso Pipeline Partners Operating Co. LLC, 6.5000%, 4/1/20                             54,982
               50,000 Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                     55,056
               50,000 Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                           52,437
               50,000 Plains All American Pipeline L.P., 3.9500%, 9/15/15                                      51,562
               54,000 Plains All American Pipeline L.P. / PAA Finance Corp., 5.0000%, 2/1/21                   54,161
                                                                                                              383,789
Publishing - Newspapers -- 0.1%
                6,000 Gannett Co., Inc., 6.3750%, 9/1/15 (144A)                                                 6,240
               26,000 Gannett Co., Inc., 7.1250%, 9/1/18 (144A)                                                26,065
                                                                                                               32,305
Publishing - Periodicals -- 0.2%
               58,000 United Business Media, Ltd., 5.7500%, 11/3/20 (144A)                                     56,418
Radio -- 0.2%
               50,000 Sirius XM Radio, Inc., 8.7500%, 4/1/15 (144A)                                            56,250
Real Estate Management/Services -- 0.1%
               19,000 AMB Property L.P., 4.0000%, 1/15/18                                                      18,385
               27,000 CB Richard Ellis Services, Inc., 6.6250%, 10/15/20                                       27,810
                                                                                                               46,195
Real Estate Operating/Development -- 0.1%
               37,000 Post Apartment Homes L.P., 4.7500%, 10/15/17                                             36,393
REIT - Health Care -- 0.3%
                9,000 HCP, Inc., 2.7000%, 2/1/14                                                                9,027
                9,000 HCP, Inc., 3.7500%, 2/1/16                                                                9,046
                9,000 HCP, Inc., 5.3750%, 2/1/21                                                                9,089
               15,000 Ventas Realty L.P. / Ventas Capital Corp., 6.5000%, 6/1/16                               15,527
               52,000 Ventas Realty L.P. / Ventas Capital Corp., 6.7500%, 4/1/17                               55,131
                                                                                                               97,820
REIT - Hotels -- 0.2%
               25,000 Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                             25,375
               55,000 Host Hotels & Resorts L.P., 6.7500%, 6/1/16                                              56,719
                                                                                                               82,094
REIT - Regional Malls -- 0.5%
               47,000 Rouse Co. L.P., 6.7500%, 11/9/15                                                         48,880
              116,000 Rouse Co. L.P. / TRC Co-Issuer, Inc., 6.7500%, 5/1/13 (144A)                            119,915
                                                                                                              168,795
REIT - Shopping Centers -- 0.1%
               31,000 Developers Diversified Realty Corp., 4.7500%, 4/15/18                                    30,176
Resorts and Theme Parks -- 0.1%
               50,000 Vail Resorts, Inc., 6.7500%, 2/15/14                                                     50,625
Retail - Apparel and Shoe -- 0.5%
              150,000 Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                             158,625
Retail - Regional Department Stores -- 0.3%
               50,000 Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                           53,750
               50,000 Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                            50,625
                                                                                                              104,375
Retail - Toy Store -- 0.2%
               50,000 Toys R Us Property Co. II LLC, 8.5000%, 12/1/17                                          53,750
Shipbuilding -- 0.1%
               17,000 Huntington Ingalls Industries, Inc., 6.8750%, 3/15/18 (144A)                             17,744
               16,000 Huntington Ingalls Industries, Inc., 7.1250%, 3/15/21 (144A)                             16,680
                                                                                                               34,424
Steel - Producers -- 0.1%
               31,000 Steel Dynamics, Inc., 6.7500%, 4/1/15                                                    31,736
Super-Regional Banks -- 0.5%
               31,000 KeyCorp, 5.1000%, 3/24/21                                                                30,809
               42,000 SunTrust Banks, Inc., 3.6000%, 4/15/16                                                   41,749
               84,000 Wells Fargo & Co., 4.6000%, 4/1/21                                                       83,068
                                                                                                              155,626
Telecommunication Services -- 0.6%
              200,000 Virgin Media Secured Finance PLC, 6.5000%, 1/15/18                                      218,500
Telephone - Integrated -- 0.8%
               50,000 Qwest Communications International, Inc., 7.5000%, 2/15/14                               50,812
              129,000 Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                        139,159
               25,000 Sprint Capital Corp., 8.3750%, 3/15/12                                                   26,375
               36,000 Telefonica Emisiones SAU, 3.9920%, 2/16/16                                               36,174
               36,000 Telefonica Emisiones SAU, 5.4620%, 2/16/21                                               36,458
                                                                                                              288,978
Television -- 0%
               10,000 CBS Corp., 4.3000%, 2/15/21                                                               9,452
Transportation - Railroad -- 0.4%
              100,000 Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18                            109,000
               20,000 Kansas City Southern de Mexico S.A. de C.V., 6.6250%, 12/15/20 (144A)                    20,400
                                                                                                              129,400
Transportation - Services -- 0.5%
               97,000 Asciano Finance, Ltd., 5.0000%, 4/7/18 (144A)                                            96,474
               81,000 Asciano Finance, Ltd., 4.6250%, 9/23/20                                                  76,715
               15,000 Ryder System, Inc., 3.6000%, 3/1/16                                                      15,155
                                                                                                              188,344
Transportation - Truck -- 0.2%
               55,000 JB Hunt Transport Services, Inc., 3.3750%, 9/15/15                                       54,517
----------------------------------------------------------------------------------------------------------------------

Total Corporate Bonds  (cost $10,092,585)                                                                  10,170,190
----------------------------------------------------------------------------------------------------------------------

Preferred Stock -- 0.2%
Diversified Banking Institutions -- 0.2%
                2,050 Citigroup Capital XIII, 7.8750% (cost  $54,367)                                          56,170
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds -- 6.1%
               U.S. Treasury Notes/Bonds:
               43,000   1.1250%,  6/30/11                                                                      43,106
              100,000   1.0000%,  10/31/11                                                                    100,461
              100,000   1.1250%,  1/15/12                                                                     100,672
              100,000   4.6250%,  2/29/12                                                                     103,930
              100,000   1.3750%,  5/15/12                                                                     101,113
               50,000   0.6250%,  7/31/12                                                                      50,113
               95,000   0.3750%,  8/31/12                                                                      94,840
              100,000   1.3750%,  1/15/13                                                                     101,184
              100,000   1.3750%,  2/15/13                                                                     101,184
               50,000   1.7500%,  4/15/13                                                                      50,945
               70,000   0.7500%,  8/15/13                                                                      69,645
              100,000   2.7500%,  10/31/13                                                                    104,336
               10,000   1.2500%,  2/15/14                                                                      10,006
              150,000   1.8750%,  2/28/14                                                                     152,777
               50,000   1.7500%,  3/31/14                                                                      50,719
              100,000   2.2500%,  5/31/14                                                                     102,805
               75,000   2.3750%,  8/31/14                                                                      77,203
               11,000   2.3750%,  9/30/14                                                                      11,317
               45,000   2.6250%,  12/31/14                                                                     46,589
               58,930   0.5000%,  4/15/15                                                                      61,168
               25,000   1.8750%,  6/30/15                                                                      24,986
              342,000   2.0000%,  1/31/16                                                                     339,515
               27,000   2.1250%,  2/29/16                                                                      26,916
               28,000   5.2500%,  2/15/29                                                                      31,535
               58,000   3.8750%,  8/15/40                                                                      51,901
               62,000   4.2500%,  11/15/40                                                                     59,297
               24,000   4.7500%,  2/15/41                                                                      24,945
----------------------------------------------------------------------------------------------------------------------

Total U.S. Treasury Notes/Bonds  (cost $2,095,299)                                                          2,093,208
----------------------------------------------------------------------------------------------------------------------

Money Market -- 3.2%
            1,114,757 Janus Cash Liquidity Fund LLC, 0%  (cost  $1,114,757)                                 1,114,757
----------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $32,431,515) - 100%                                                       $  34,355,135

Schedule of Written Options - Calls                                                                             Value
----------------------------------------------------------------------------------------------------------------------
                  American Eagle Outfitters, Inc.                                                       $         (99)
                  expires April 2011
                  42 contracts
                  exercise price $19.00
                  Bank of Hawaii Corp.
                  expires April 2011
                  8 contracts
                  exercise price $50.00                                                                          (113)
                  Baxter International, Inc.
                  expires April 2011
                  6 contracts
                  exercise price $57.50                                                                           (35)
                  Chevron Corp.
                  expires April 2011
                  7 contracts
                  exercise price $110.00                                                                         (425)
                  ConocoPhillips
                  expires April 2011
                  7 contracts
                  exercise price $85.00                                                                           (96)
                  Devon Energy Corp.
                  expires April 2011
                  7 contracts
                  exercise price $95.00                                                                          (563)
                  Exxon Mobil Corp.
                  expires April 2011
                  8 contracts
                  exercise price $90.00                                                                           (34)
                  Flowers Foods, Inc.
                  expires April 2011
                  23 contracts
                  exercise price $27.50                                                                          (657)
                  General Mills, Inc.
                  expires April 2011
                  16 contracts
                  exercise price $41.00                                                                            (5)
                  International Business Machines
                  expires April 2011
                  4 contracts
                  exercise price $175.00                                                                          (10)
                  M&T Bank Corp.
                  expires April 2011
                  5 contracts
                  exercise price $95.00                                                                           (41)
                  Marathon Oil Corp.
                  expires April 2011
                  12 contracts
                  exercise price $60.00                                                                           (59)
                  Noble Energy, Inc.
                  expires April 2011
                  7 contracts
                  exercise price $100.00                                                                         (712)
                  Occidental Petroleum Corp.
                  expires April 2011
                  4 contracts
                  exercise price $110.00                                                                         (141)
                  Southwestern Energy Co.
                  expires April 2011
                  12 contracts
                  exercise price $45.00                                                                          (490)
                  Time Warner, Inc.
                  expires April 2011
                  16 contracts
                  exercise price $40.00                                                                            (9)
                  Tyco International, Ltd.
                  expires April 2011
                  13 contracts
                  exercise price $48.00                                                                           (28)
                  VF Corp.
                  expires April 2011
                  6 contracts
                  exercise price $105.00                                                                         (171)
                  Xilinx, Inc.
                  expires April 2011
                  19 contracts
                  exercise price $36.00                                                                           (82)
----------------------------------------------------------------------------------------------------------------------
Total Written Options - Calls   (premiums received $3,961 )
                                                                                                        $      (3,770)
----------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Puts                                                                              Value
----------------------------------------------------------------------------------------------------------------------
                  Hewlett-Packard Co.
                  expires April 2011
                  11 contracts
                  exercise price $38.00                                                                 $        (133)
                  Microsoft Corp.
                  expires January 2012
                  15 contracts
                  exercise price $25.00                                                                        (3,315)
----------------------------------------------------------------------------------------------------------------------
Total Written Options - Puts (premiums received $2,396 )                                                $      (3,448)
----------------------------------------------------------------------------------------------------------------------


Summary of Investments by Country - (Long Positions)
--------------------------------------------------------------------------
                                                          % of Investment
Country                                        Value           Securities
Australia                              $     196,206                 0.6%
Bermuda                                      381,750                 1.1%
Canada                                       270,987                 0.8%
Cayman Islands                               132,441                 0.4%
France                                       164,052                 0.5%
Ireland                                      161,014                 0.5%
Israel                                        85,289                 0.2%
Jersey                                        56,418                 0.1%
Luxembourg                                    26,202                 0.1%
Mexico                                       129,400                 0.4%
Netherlands                                   99,801                 0.3%
Panama                                        95,900                 0.3%
South Korea                                  338,580                 1.0%
Spain                                         72,632                 0.2%
Switzerland                                  822,650                 2.4%
United Kingdom                             1,908,757                 5.5%
United States++                           29,413,056                85.6%
--------------------------------------------------------------------------
Total                                  $  34,355,135               100.0%
--------------------------------------------------------------------------

++  Includes Cash Equivalents (82.4% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

PLC         Public Limited Company

REIT        Real Estate Investment Trust

ULC         Unlimited Liability Company

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

^           Rate is subject to change. Rate shown reflects current rate.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2011 is indicated in the table below:

                                                                Value as a % of
Fund                                                 Value    Total Investments
--------------------------------------------------------------------------------
Perkins Value Plus Income Fund               $   1,510,979                 4.4%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2011. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March
31, 2011)

                                                                                    Level 3 -
                                                             Level 2 - Other        Significant
                                             Level 1 -       Significant            Unobservable
                                             Quoted Prices   Observable Inputs      Inputs
-----------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Value Plus Income Fund
Asset-Backed/Commercial Mortgage-Backed
Securities                                  $           --             236,387     $           --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Bank Loan                                               --             391,323                 --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Common Stock
-----------------------------------------------------------------------------------------------------
Cellular Telecommunications                             --             726,705                 --
-----------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                   486,819             306,200                 --
-----------------------------------------------------------------------------------------------------
Medical - Drugs                                    921,705             693,255                 --
-----------------------------------------------------------------------------------------------------
Medical - Generic Drugs                                 --              85,289                 --
-----------------------------------------------------------------------------------------------------
Oil Companies - Integrated                         748,379             145,720                 --
-----------------------------------------------------------------------------------------------------
Tobacco                                            285,285             178,178                 --
-----------------------------------------------------------------------------------------------------
Transportation - Services                           59,456              99,801                 --
-----------------------------------------------------------------------------------------------------
All Other                                       15,556,308                  --                 --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Corporate Bonds                                         --          10,170,190                 --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Preferred Stock                                         --              56,170                 --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds                               --           2,093,208                 --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Money Market                                            --           1,114,757                 --
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Total Investments in Securities             $   18,057,952      $   16,297,183     $           --
-----------------------------------------------------------------------------------------------------
Other Financial Instrument(a)               $           --      $       (7,218)    $           --
-----------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of March 31, 2011 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Perkins Value Plus Income Fund                                     $  1,226,777

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Risk-Managed Core Fund, INTECH Risk-Managed Growth Fund, INTECH Risk-Managed International Fund, INTECH Risk-Managed Value Fund, Janus Conservative Allocation Fund (formerly named Janus Smart Portfolio - Conservative), Janus Dynamic Allocation Fund (formerly named Janus Modular Portfolio Construction(R) Fund), Janus Flexible Bond Fund, Janus Global Bond Fund, Janus Government Money Market Fund, Janus Growth Allocation Fund (formerly named Janus Smart Portfolio - Growth), Janus High-Yield Fund, Janus Moderate Allocation Fund (formerly named Janus Smart Portfolio - Moderate), Janus Money Market Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the "Funds" and individually, a "Fund"). Janus Conservative Allocation Fund, Janus Growth Allocation Fund, Janus Moderate Allocation Fund, and Janus Dynamic Allocation Fund (the "Asset Allocation Funds") each operate as a "fund of funds," meaning substantially all of the Asset Allocation Funds' assets will be invested in other Janus funds (the "underlying funds"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers thirty-nine funds which include multiple series of shares, with differing investment objectives and policies. Eighteen funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the "Money Market Funds") are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds, except the Asset Allocation Funds, do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at March 31, 2011. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at March 31, 2011, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

      o Counterparty Risk - Counterparty risk is the risk that the counterparty or a third party will not fulfill its obligation to a Fund.

      o Credit Risk - Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

      o Currency Risk - Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

      o Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

      o Index Risk - If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

      o Interest Rate Risk - Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund's NAV to likewise decrease, and vice versa.

      o Leverage Risk - Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

      o Liquidity Risk - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds, except the Asset Allocation Funds, the Money Market Funds and the Risk-Managed Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds, except the Money Market Funds, may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except the Risk-Managed Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended March 31, 2011 is indicated in the table below:

Put Options                                          Number of       Premiums
Perkins Mid Cap Value Fund                           Contracts       Received
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    116,956    $ 33,659,301
Options written                                         238,396      42,948,227
Options closed                                           (5,830)     (1,061,060)
Options expired                                        (251,368)    (57,871,243)
Options exercised                                            --              --
--------------------------------------------------------------------------------
Options outstanding at March 31, 2011                    98,154    $ 17,675,225
--------------------------------------------------------------------------------

Additional Investment Risk

Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund (the "Bond Funds"), and certain underlying funds of the Asset Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Risk-Managed Funds do not intend to invest in high-yield/high-risk bonds.

Unforeseen events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornados, mudslides or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Funds' investment portfolio and, in the longer term, could impair the ability of issuers in which the Funds invest to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Bank Loans

The Bond Funds and certain underlying funds of the Asset Allocation Funds may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds and underlying funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds and underlying funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds and underlying funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds and underlying funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds and underlying funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds and underlying funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the period ended March 31, 2011 are indicated in the table below:

Fund                                 Average Monthly Value    Rates
--------------------------------------------------------------------------------
Janus Flexible Bond Fund             $43,632,626              3.0100% - 6.75000%
Janus Global Bond Fund               $34,135                  0.0000%
Janus High-Yield Fund                $60,114,982              2.0700% - 11.0000%
Janus Short-Term Bond Fund           $77,778,077              0.1488% - 7.8512%
--------------------------------------------------------------------------------
Perkins Value Plus Income Fund       $258,404                 3.0100% - 6.7500%
--------------------------------------------------------------------------------

Borrowing

An underlying fund, Janus Long/Short Fund, of the Asset Allocation Funds may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Funds' investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Funds' investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on a Fund's performance.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Money Market Funds and the Risk-Managed Funds, may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in a Fund's total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

The Bond Funds and certain underlying funds, particularly Janus Balanced Fund and Janus Long/Short Fund, of the Asset Allocation Funds, may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds and underlying funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds, except the Asset Allocation Funds and the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. The Funds may not experience similar performance as their assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, except the Asset Allocation Funds and the Risk-Managed Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Mae and Freddie Mac securities were not backed by the full faith and credit of the U.S. Government and may not be in the future. In September 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae's and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae's and Freddie Mac's debt and equities is unclear. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and the Fund's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

The Bond Funds and certain underlying funds, particularly Janus Global Real Estate Fund and Janus Long/Short Fund, of the Asset Allocation Funds, may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds and underlying funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds and underlying funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' and underlying funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds and underlying funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds and underlying funds are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund, as applicable, are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Funds may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of their total assets as determined at the time of the loan origination. When the Funds lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Funds may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Funds may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the security or gaining access to the collateral provided to the Funds to collateralize the loan. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Funds. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Funds' direction to Deutsche Bank AG (the "Lending Agent"). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The lending fees and the Funds' portion of the interest income earned on cash collateral are included on the Statements of Operations (if applicable).

The Funds did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

The Bond Funds and certain underlying funds, particularly Janus Balanced Fund, Janus Global Real Estate Fund and Janus Long/Short Fund, of the Asset Allocation Funds, may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds and underlying funds, normally 15 to 45 days later. Beginning on the date the Funds and underlying funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds, except the Asset Allocation Funds, the Money Market Funds, and the Risk-Managed Funds, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except the Asset Allocation Funds, the Money Market Funds, and the Risk-Managed Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds, except the Asset Allocation Funds, may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.


Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of March 31, 2011 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

----------------------------------------------------------------------------------------------------------------------
                                               Federal Tax      Unrealized        Unrealized
                Fund                              Cost         Appreciation      (Depreciation)  Net Tax Appreciation
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund                  $257,801,438       $64,215,958       $(684,075)            $64,900,033
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund                 275,814,209        75,591,778         (35,505)             75,556,273
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International Fund            6,907,469         1,241,023         (87,063)              1,153,960
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Value Fund                   82,309,224        17,751,284         (97,029)             17,654,255
----------------------------------------------------------------------------------------------------------------------
Janus Conservative Allocation Fund(1)           180,368,492        15,651,233                -             15,651,233
----------------------------------------------------------------------------------------------------------------------
Janus Dynamic Allocation Fund(2)                 10,155,515         1,308,240             (97)              1,308,143
----------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                      3,177,573,974        75,614,570     (13,970,485)             61,644,085
----------------------------------------------------------------------------------------------------------------------
Janus Global Bond Fund                           16,547,743         1,612,043      (1,462,290)                149,753
----------------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund              195,924,709                 -                -                      -
----------------------------------------------------------------------------------------------------------------------
Janus Growth Allocation Fund(3)                 212,740,013        34,963,376                -             34,963,376
----------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                         1,618,119,228       103,544,214      (2,003,619)            101,540,595
----------------------------------------------------------------------------------------------------------------------
Janus Moderate Allocation Fund(4)               241,733,176        30,794,323                -             30,794,323
----------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund                       1,262,663,451                 -                -                      -
----------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                    2,815,828,915        36,027,977      (2,806,011)             33,221,966
----------------------------------------------------------------------------------------------------------------------
Perkins Large Cap Value Fund                    122,726,075        17,098,714        (934,562)             16,164,152
----------------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                   12,323,415,501     2,874,258,582    (177,566,194)          2,696,692,388
----------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund                  2,951,093,455       523,243,184     (18,087,959)            505,155,225
----------------------------------------------------------------------------------------------------------------------
Perkins Value Plus Income Fund                   32,442,984         2,113,068        (200,917)              1,912,151
----------------------------------------------------------------------------------------------------------------------

(1)   Formerly named Janus Smart Portfolio - Conservative.

(2)   Formerly named Janus Modular Portfolio Construction(R) Fund.

(3)   Formerly named Janus Smart Portfolio - Growth.

(4)   Formerly named Janus Smart Portfolio - Moderate.


Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended March 31, 2011, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                           Purchases            Sales           Dividend               Value
                                          Shares/Cost        Shares/Cost         Income             at 3/31/11
-----------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Core Fund           $    25,184,784    $   (24,126,784)  $         1,511      $     1,507,000
INTECH Risk-Managed Growth Fund              58,144,232        (54,123,232)            2,507            4,021,000
INTECH Risk-Managed International Fund        1,713,074         (1,756,073)               87               15,001
INTECH Risk-Managed Value Fund               12,650,078        (13,132,297)            1,116                   --
Janus Flexible Bond Fund                  1,717,036,044     (1,805,814,404)          163,735           31,471,531
Janus Global Bond Fund                       15,204,590        (12,297,000)              685            2,907,590
Janus High-Yield Fund                       795,451,594       (819,449,000)          107,428           32,654,923
Janus Short-Term Bond Fund                1,430,578,331     (1,427,458,168)           88,040           60,553,974
Perkins Value Plus Income Fund               18,287,757        (17,173,000)            1,962            1,114,757
-----------------------------------------------------------------------------------------------------------------
                                        $ 4,074,250,484    $(4,175,329,958)  $       367,071      $   134,245,776
-----------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Asset Allocation Funds may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended March 31, 2011, the following Funds had the following affiliated purchases and sales:

                                                  Purchases                 Sales               Realized    Dividend       Value
                                              Shares     Cost       Shares         Cost         Gain/Loss    Income      at 3/31/11
------------------------------------------------------------------------------------------------------------------------------------
Janus Conservative Allocation Fund(1)
INTECH Risk-Managed Growth Fund - Class I
Shares                                       183,208  $2,274,748   (20,644)       $(285,846)    $(24,017)   $118,048    $11,702,858
INTECH Risk-Managed Value Fund - Class I
Shares                                       445,663   4,140,179   (40,190)        (445,985)     (69,133)    180,458     17,085,378
Janus Contrarian Fund - Class I Shares           162       2,333   (17,301)        (207,261)      42,739       2,333        339,278
Janus Flexible Bond Fund - Class I
Shares                                     2,684,275  28,394,827  (238,849)      (2,600,703)     (56,071)  5,242,319    101,739,334
Janus Fund - Class I Shares                   34,603     977,784    (3,398)         (96,071)       1,800      15,100      3,590,801
Janus Global Real Estate Fund - Class I
Shares                                        40,113     367,547    (5,203)         (47,439)       1,496      36,205      1,852,937
Janus Global Select Fund - Class I
Shares                                        20,571     223,163  (255,882)      (1,914,349)   1,147,627      41,808        435,388
Janus Growth and Income Fund - Class I
Shares(2)                                     20,834     587,548  (190,714)      (5,006,528)     866,652      43,484      1,050,636
Janus High-Yield Fund - Class I Shares       101,574     912,461  (406,654)      (3,163,002)     572,381     271,847      1,938,580
Janus International Equity Fund - Class I
Shares                                       187,730   2,081,844   (43,520)        (514,549)     (20,937)     93,790     12,160,206
Janus Overseas Fund - Class I Shares          26,720   1,324,209    (2,271)        (108,250)       6,773      11,536      5,339,794
Janus Research Fund - Class I Shares          49,430   1,370,394    (6,791)        (196,045)        (304)     45,024      7,839,372
Janus Short-Term Bond Fund - Class I
Shares                                     1,446,382   4,457,973   (94,835)        (295,939)      (2,327)    259,369     12,949,032
Janus Triton Fund - Class I Shares            70,221   1,111,988    (6,100)         (97,115)         756      49,303      3,634,616
Perkins Large Cap Value Fund - Class I
Shares                                       288,674   3,885,580   (21,847)        (285,023)       8,588     183,641     12,711,283
Perkins Small Cap Value Fund - Class I
Shares                                        28,056     664,593    (2,050)         (47,954)         981       5,368      1,650,232
------------------------------------------------------------------------------------------------------------------------------------
                                                     $52,777,171              $ (15,312,059)  $2,477,004   $6,599,633  $196,019,725
====================================================================================================================================

(1)   Formerly named Janus Smart Portfolio - Conservative.

(2) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund

                                                 Purchases                  Sales           Realized        Dividend       Value
                                             Shares      Cost       Shares        Cost      Gain/Loss        Income      at 3/31/11
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth Allocation Fund(1)
INTECH Risk-Managed Growth Fund - Class I
Shares                                     453,191   $5,914,370    (82,094)  $(1,084,710)    $ (96,312)    $ 176,832   $ 21,082,782
INTECH Risk-Managed Value Fund - Class I
Shares                                     413,942    3,917,447   (354,907)   (3,864,685)     (494,711)      325,505     26,952,385
Janus Contrarian Fund - Class I Shares      35,405      518,019    (31,258)     (437,918)       (3,039)       26,591      7,006,478
Janus Flexible Bond Fund - Class I Shares  457,165    4,823,229   (909,842)   (9,576,705)      (21,584)    2,190,027     31,255,785
Janus Fund - Class I Shares                 18,187      527,029    (16,021)     (432,866)        2,013        35,601      7,336,259
Janus Global Bond Fund - Class I Shares    737,443    7,404,736    (12,294)     (124,358)           97        39,291      7,353,014
Janus Global Real Estate Fund - Class I
Shares                                     130,530    1,218,433    (48,419)     (407,248)       27,631       127,005      6,878,187
Janus Global Select Fund - Class I Shares    9,036      103,599   (160,083)   (1,445,698)      432,802        43,706      1,872,817
Janus Growth and Income Fund - Class I
Shares(2)                                   10,784      316,056   (332,109)  (11,264,790)   (1,014,975)       76,481      1,970,541
Janus High-Yield Fund - Class I Shares      46,252      417,318   (371,081)   (3,423,819)      (29,211)      256,686      2,000,701
Janus International Equity Fund - Class I
Shares                                     271,012    3,086,237   (406,948)   (4,837,946)     (357,764)      345,499     41,787,704
Janus Overseas Fund - Class I Shares       132,626    6,704,247    (29,276)   (1,363,736)       25,810        57,412     27,870,180
Janus Research Fund - Class I Shares        30,940      903,205    (52,588)   (1,405,122)       69,677        84,158     13,252,113
Janus Short-Term Bond Fund - Class I
Shares                                     797,517    2,448,389     (3,787)      (11,629)           --           143      2,444,687
Janus Triton Fund - Class I Shares          83,404    1,373,176    (19,455)     (286,190)        3,729        45,557      3,941,619
Janus Twenty Fund - Class D Shares          13,147      857,980    (14,051)     (881,911)      (12,927)       40,925     12,177,417
Perkins Large Cap Value Fund - Class I
Shares                                     450,325    6,226,047    (91,124)   (1,195,589)      (24,282)      315,011     22,465,049
Perkins Mid Cap Value Fund - Class I
Shares                                      16,413      368,963    (13,738)     (284,355)        5,565        41,344      5,103,783
Perkins Small Cap Value Fund - Class I
Shares                                      19,187      460,534    (12,724)     (280,919)        9,001        21,772      4,951,888
------------------------------------------------------------------------------------------------------------------------------------
                                                    $47,589,014              $(42,610,194) $(1,478,480)   $4,249,546  $ 247,703,389
====================================================================================================================================

(1)   Formerly named Janus Smart Portfolio - Growth.

(2) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund

                                                 Purchases                Sales             Realized       Dividend      Value
                                            Shares       Cost      Shares         Cost      Gain/Loss       Income     at 3/31/11
------------------------------------------------------------------------------------------------------------------------------------
Janus Moderate Allocation Fund(1)
INTECH Risk-Managed Growth Fund - Class
I Shares                                   441,546   $ 5,658,831   (26,242)     $(322,729)     $ (10,323)   $151,404    $17,828,067
INTECH Risk-Managed Value Fund - Class
I Shares                                   683,297     6,381,660   (59,550)      (568,453)       (40,232)    315,195     29,028,471
Janus Flexible Bond Fund - Class I
Shares                                   2,213,091    23,453,343  (171,623)    (1,843,448)        (9,022)  4,633,643     88,732,735
Janus Fund - Class I Shares                 47,112     1,340,201   (48,587)    (1,278,401)       153,575      38,712      6,948,719
Janus Global Real Estate Fund - Class I
Shares                                     104,543       972,576   (12,112)      (108,864)          (956)     97,476      4,976,723
Janus Global Select Fund - Class I
Shares                                      28,578       323,696  (193,713)    (1,696,613)       586,022      55,986      2,427,324
Janus Growth and Income Fund - Class I      39,304     1,147,792  (302,504)    (9,286,017)        98,872      76,950      2,708,480
Shares(2)
Janus High-Yield Fund - Class I Shares      70,914       639,879  (295,031)    (2,502,811)       201,237     213,928      1,846,312
Janus International Equity Fund -
Class I Shares                             506,027     5,708,462   (52,333)      (587,675)       (26,819)    213,125     29,098,911
Janus Overseas Fund - Class I Shares        81,650     4,068,639   (25,142)    (1,187,635)        43,994      57,079     22,936,860
Janus Research Fund - Class I Shares        79,914     2,269,361   (15,288)      (435,234)       (15,466)     81,612     13,926,999
Janus Short-Term Bond Fund - Class I
Shares                                   1,451,521     4,473,785   (69,724)      (215,863)           (48)    234,381     12,248,807
Janus Triton Fund - Class I Shares          95,816     1,542,514    (7,310)      (110,006)        (2,098)     67,414      4,998,736
Janus Twenty Fund - Class D Shares          13,897       892,770    (1,789)      (117,581)        (9,674)     17,670      5,493,256
Perkins Large Cap Value Fund - Class I
Shares                                     593,351     8,126,252   (29,719)      (399,977)       (22,301)    334,618     22,270,669
Perkins Small Cap Value Fund - Class I
Shares                                      64,349     1,522,366   (63,537)    (1,328,439)       253,095       2,233      7,056,430
------------------------------------------------------------------------------------------------------------------------------------
                                                    $ 68,522,127             $(21,989,746)  $ (1,199,856) $6,591,426   $272,527,499
====================================================================================================================================

(1)   Formerly named Janus Smart Portfolio - Moderate.

(2) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund

                                                        Purchases               Sales             Realized     Dividend     Value
                                                   Shares       Cost      Shares       Cost       Gain/Loss     Income    at 3/31/11
------------------------------------------------------------------------------------------------------------------------------------
Janus Dynamic Allocation Fund(1)
INTECH Risk-Managed Growth Fund - Class I Shares     7,058     $90,699     (2,312)   $ (25,957)    $ 1,861     $ 2,265    $ 267,859
INTECH Risk-Managed International Fund - Class I    11,863      91,011     (3,811)     (27,441)        377       2,577      250,692
Shares
INTECH Risk-Managed Value Fund - Class I Shares     10,244      96,817     (6,885)     (61,673)        517       2,650      280,946
Janus Cash Liquidity Fund LLC                      733,481     733,481   (662,960)    (662,960)          -         456      324,059
Janus Contrarian Fund - Class I Shares              34,837     515,699    (49,993)    (674,739)     58,085       3,252      592,503
Janus Flexible Bond Fund - Class I Shares           67,767     713,864    (99,876)  (1,047,680)      6,290      98,589    1,481,090
Janus Forty Fund - Class I Shares                   14,360     491,529     (4,549)    (151,012)     (1,662)         --    1,142,224
Janus Global Bond Fund - Class I Shares             36,330     363,997     (1,188)     (11,929)         42       2,040      356,338
Janus Global Life Sciences Fund - Class I Shares     8,692     206,216     (3,163)     (65,997)      2,901       1,994      493,187
Janus Global Real Estate Fund - Class I Shares      15,130     142,101     (1,772)     (14,535)      1,821       1,997      223,028
Janus Global Select Fund - Class I Shares           51,654     617,475     (7,374)     (75,529)      7,673       7,053    1,044,509
Janus Global Technology Fund - Class I Shares       18,409     330,250         (8)        (142)         --          --      332,314
Janus Growth and Income Fund - Class I
Shares(2)                                            1,741      54,045     (1,736)     (37,515)     18,614         430          163
Janus High-Yield Fund - Class I Shares              22,126     198,806     (3,865)     (32,600)      2,066      14,253      342,174
Janus International Equity Fund - Class I Shares    31,233     352,787     (7,994)     (82,133)      6,201       4,914      829,649
Janus Long/Short Fund - Class I Shares              15,056     158,167       (694)      (7,349)        (29)          -      149,938
Janus Overseas Fund - Class I Shares                 9,075     468,491     (3,197)    (138,550)     14,134       2,218    1,193,469
Janus Research Fund - Class I Shares                 1,193      35,287     (3,357)     (73,667)     10,723         477      104,184
Janus Short-Term Bond Fund - Class I Shares        113,601     349,042     (3,884)     (11,964)         (4)      2,187      337,930
Janus Triton Fund - Class I Shares                   8,097     133,113     (6,547)     (79,270)     24,182       5,300      358,620
Perkins Large Cap Value Fund - Class I Shares        2,268      30,647       (770)     (10,375)         43       1,255       82,054
Perkins Mid Cap Value Fund - Class I Shares          4,244      95,045     (1,300)     (26,142)      1,658       1,604      257,700
Perkins Small Cap Value Fund - Class I Shares        7,945     186,048       (445)     (10,435)         92         516      191,020
------------------------------------------------------------------------------------------------------------------------------------
                                                            $6,454,617             $(3,329,594)  $ 155,585    $156,027  $10,635,650
====================================================================================================================================

(1)   Formerly named Janus Modular Portfolio Construction(R) Fund.

(2) Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund.

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, ADRs, GDRs, warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2011 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends the Fair Value Measurement Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Funds adopted FASB Accounting Standards Update "Fair Value Measurements and Disclosures" (the "Update"). This Update applies to the Funds' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, "Improving Disclosures About Fair Value Measurements." The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Funds have early adopted the disclosure and are disclosing purchases and sales on a gross basis in the Level 3 roll forward accordingly. The adoption of this Accounting Standards Update did not have any impact on each Fund's financial position or the results of its operations.

Subsequent Events

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund's pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Funds' fiscal year ending June 30, 2012.

In May 2009, in accordance with FASB guidance, the Funds adopted the provisions of "Subsequent Events," which provides guidance to establish general standards of accounting for and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or are available to be issued. The guidance also requires entities to disclose the date through which subsequent events were evaluated as well as the basis for that date. Management has evaluated whether any events or transactions occurred subsequent to March 31, 2011 and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.


--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as ameneded ("The Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: May 27, 2011

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: May 27, 2011